UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1:	Schedule of Investments

Vanguard 500 Index
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (10.1%)
* Comcast Corp. Class A	19,407,768	715,176
Home Depot, Inc.	19,240,311	697,846
Time Warner, Inc.	37,910,820	691,114
The Walt Disney Co.	19,483,560	602,237
McDonald's Corp.	11,431,334	447,194
Target Corp.	8,010,521	442,581
News Corp., Class A	21,771,946	427,819
Lowe's Cos., Inc.	14,242,692	399,650
* Viacom Inc. Class B	6,541,573	243,216
* Starbucks Corp.	7,052,215	240,128
Federated Department Stores, Inc.	5,066,626	218,929
Best Buy Co., Inc.	3,789,929	202,989
CBS Corp.	7,205,180	202,970
* Kohl's Corp.	3,051,838	198,125
Carnival Corp.	4,148,090	195,085
The McGraw-Hill Cos., Inc.	3,280,232	190,352
^ General Motors Corp.	5,247,113	174,519
Staples, Inc.	6,755,275	164,356
NIKE, Inc. Class B	1,785,633	156,457
Harley-Davidson, Inc.	2,444,240	153,376
Omnicom Group Inc.	1,601,472	149,898
J.C. Penney Co., Inc. (Holding Co.)	2,089,924	142,930
Ford Motor Co.	17,534,150	141,851
Clear Channel Communications, Inc.	4,626,206	133,466
Yum! Brands, Inc.	2,523,082	131,326
Johnson Controls, Inc.	1,822,989	130,781
International Game Technology	3,146,536	130,581
Gannett Co., Inc.	2,206,338	125,386
* Sears Holdings Corp.	785,159	124,126
Marriott International, Inc. Class A	3,203,010	123,764
TJX Cos., Inc.	4,189,999	117,446
* Coach, Inc.	3,410,396	117,318
Starwood Hotels & Resorts Worldwide, Inc.	2,015,427	115,262
Harrah's Entertainment, Inc.	1,732,167	115,068
Fortune Brands, Inc.	1,406,045	105,608
* Office Depot, Inc.	2,640,566	104,830
* Bed Bath & Beyond, Inc.	2,618,451	100,182
Hilton Hotels Corp.	3,596,233	100,155
The Gap, Inc.	5,019,936	95,128
* Amazon.com, Inc.	2,928,988	94,079
Nordstrom, Inc.	2,129,048	90,059
Limited Brands, Inc.	3,183,325	84,326
* Univision Communications Inc.	2,338,861	80,316
Newell Rubbermaid, Inc.	2,568,039	72,727
Wendy's International, Inc.	1,082,171	72,505
Mattel, Inc.	3,521,481	69,373
Genuine Parts Co.	1,602,291	69,107
H & R Block, Inc.	2,998,549	65,188
* Apollo Group, Inc. Class A	1,298,379	63,932
Pulte Homes, Inc.	1,976,702	62,978
Whirlpool Corp.	723,310	60,838
D. R. Horton, Inc.	2,523,703	60,443
Eastman Kodak Co.	2,665,954	59,717
VF Corp.	814,867	59,445
Lennar Corp. Class A	1,293,785	58,544
Tribune Co.	1,777,101	58,147
Centex Corp.	1,104,785	58,134
Darden Restaurants Inc.	1,361,915	57,841
Sherwin-Williams Co.	1,031,796	57,554
Black & Decker Corp.	690,179	54,766
* Wyndham Worldwide Corp.	1,856,676	51,931
* AutoZone Inc.	496,456	51,284
Harman International Industries, Inc.	607,444	50,685
Tiffany & Co.	1,305,011	43,326
Leggett & Platt, Inc.	1,691,287	42,333
Family Dollar Stores, Inc.	1,441,578	42,152
*^ Interpublic Group of Cos., Inc.	4,048,921	40,084
Dollar General Corp.	2,894,173	39,448
Liz Claiborne, Inc.	969,946	38,323
E.W. Scripps Co. Class A	789,437	37,838
The Stanley Works	754,339	37,604
Hasbro, Inc.	1,524,763	34,688
Jones Apparel Group, Inc.	1,044,839	33,895
Circuit City Stores, Inc.	1,314,208	33,000
KB Home	732,066	32,064
^ New York Times Co. Class A	1,344,023	30,886
* AutoNation, Inc.	1,429,529	29,877
OfficeMax, Inc.	691,692	28,180
Brunswick Corp.	877,685	27,375
RadioShack Corp.	1,253,541	24,193
Snap-On Inc.	539,222	24,022
*^ The Goodyear Tire & Rubber Co.	1,644,296	23,842
* Big Lots Inc.	1,058,104	20,961
^ Dow Jones & Co., Inc.	605,781	20,318
Dillard's Inc.	572,954	18,753
Meredith Corp.	362,662	17,890
* Comcast Corp. Special Class A	100,518	3,700
* Viacom Inc. Class A	71,693	2,674
CBS Corp. Class A	71,693	2,023
News Corp., Class B	9,800	202

		11,362,795

Consumer Staples (9.6%)
The Procter & Gamble Co.	29,579,526	1,833,339
Altria Group, Inc.	19,502,844	1,492,943
Wal-Mart Stores, Inc.	22,928,686	1,130,843
PepsiCo, Inc.	15,368,414	1,002,943
The Coca-Cola Co.	18,985,612	848,277
Walgreen Co.	9,396,370	417,105
Anheuser-Busch Cos., Inc.	7,169,870	340,640
Colgate-Palmolive Co.	4,813,954	298,947
Kimberly-Clark Corp.	4,265,526	278,795
CVS Corp.	7,657,007	245,943
Archer-Daniels-Midland Co.	6,112,380	231,537
Costco Wholesale Corp.	4,371,997	217,201
Sysco Corp.	5,738,581	191,956
General Mills, Inc.	3,302,263	186,908
The Kroger Co.	6,712,211	155,321
H.J. Heinz Co.	3,108,658	130,346
Avon Products, Inc.	4,178,324	128,107
Safeway, Inc.	4,141,931	125,708
ConAgra Foods, Inc.	4,761,836	116,570
Kellogg Co.	2,329,796	115,371
Sara Lee Corp.	7,053,597	113,351
Reynolds American Inc.	1,590,264	98,549
The Clorox Co.	1,399,688	88,180
The Hershey Co.	1,647,968	88,084
UST, Inc.	1,497,402	82,103
Campbell Soup Co.	2,149,738	78,465
Whole Foods Market, Inc.	1,299,591	77,235
Wm. Wrigley Jr. Co.	1,643,635	75,706
SuperValu Inc.	1,972,831	58,494
* Constellation Brands, Inc. Class A	1,965,798	56,576
Brown-Forman Corp. Class B	731,966	56,105
Coca-Cola Enterprises, Inc.	2,568,999	53,512
* Dean Foods Co.	1,262,320	53,043
Estee Lauder Cos. Class A	1,204,268	48,568
McCormick & Co., Inc.	1,229,060	46,680
The Pepsi Bottling Group, Inc.	1,244,646	44,185
Tyson Foods, Inc.	2,369,892	37,634
Alberto-Culver Co. Class B	727,551	36,807
Molson Coors Brewing Co. Class B	425,513	29,318
Wm. Wrigley Jr. Co. Class B	415,980	19,135

		10,730,530

Energy (9.4%)
ExxonMobil Corp.	55,384,007	3,716,267
Chevron Corp.	20,488,840	1,328,906
ConocoPhillips Co.	15,360,330	914,400
Schlumberger Ltd.	11,037,236	684,640
Occidental Petroleum Corp.	8,030,938	386,368
Valero Energy Corp.	5,710,039	293,896
Halliburton Co.	9,612,092	273,464
Devon Energy Corp.	4,111,413	259,636
Marathon Oil Corp.	3,338,609	256,739
* Transocean Inc.	2,936,952	215,073
Baker Hughes, Inc.	3,066,347	209,125
Apache Corp.	3,064,821	193,697
Anadarko Petroleum Corp.	4,283,081	187,727
EOG Resources, Inc.	2,250,951	146,424
XTO Energy, Inc.	3,409,221	143,630
* Weatherford International Ltd.	3,234,855	134,958
Williams Cos., Inc.	5,521,738	131,804
Kinder Morgan, Inc.	998,734	104,717
Chesapeake Energy Corp.	3,527,107	102,216
* National Oilwell Varco Inc.	1,623,244	95,041
Hess Corp.	2,237,498	92,677
El Paso Corp.	6,454,792	88,043
* Nabors Industries, Inc.	2,945,980	87,643
BJ Services Co.	2,775,606	83,629
Murphy Oil Corp.	1,741,700	82,818
Noble Corp.	1,278,100	82,028
Sunoco, Inc.	1,214,872	75,553
CONSOL Energy, Inc.	1,699,888	53,937
Smith International, Inc.	1,074,584	41,694
Rowan Cos., Inc.	1,023,011	32,358

		10,499,108

Financials (22.2%)
Citigroup, Inc.	46,058,453	2,287,723
Bank of America Corp.	42,163,728	2,258,711
American International Group, Inc.	24,210,407	1,604,182
JPMorgan Chase & Co.	32,359,480	1,519,601
Wells Fargo & Co.	31,388,062	1,135,620
Wachovia Corp.	15,227,016	849,667
Morgan Stanley	9,992,427	728,548
The Goldman Sachs Group, Inc.	4,024,143	680,764
Merrill Lynch & Co., Inc.	8,263,333	646,358
American Express Co.	11,324,435	635,074
U.S. Bancorp	16,566,347	550,334
Fannie Mae	9,022,492	504,448
Freddie Mac	6,441,274	427,250
MetLife, Inc.	7,078,798	401,226
Washington Mutual, Inc.	8,981,319	390,418
Lehman Brothers Holdings, Inc.	5,007,791	369,875
The Allstate Corp.	5,867,941	368,096
Prudential Financial, Inc.	4,520,962	344,723
The St. Paul Travelers, Cos. Inc.	6,436,717	301,818
SunTrust Banks, Inc.	3,400,670	262,804
The Bank of New York Co., Inc.	7,113,578	250,825
The Hartford Financial Services Group Inc.	2,836,111	246,033
Capital One Financial Corp.	2,853,619	224,466
BB&T Corp.	5,006,016	219,163
AFLAC Inc.	4,626,136	211,692
National City Corp.	5,638,383	206,365
Countrywide Financial Corp.	5,705,054	199,905
The Chubb Corp.	3,829,327	198,972
PNC Financial Services Group	2,746,188	198,934
SLM Corp.	3,811,946	198,145
Fifth Third Bancorp	5,200,520	198,036
State Street Corp.	3,083,399	192,404
Golden West Financial Corp.	2,477,713	191,403
Simon Property Group, Inc. REIT	2,061,682	186,830
Progressive Corp. of Ohio	7,198,409	176,649
Charles Schwab Corp.	9,639,815	172,553
Lincoln National Corp.	2,663,910	165,376
ACE Ltd.	3,016,963	165,118
Franklin Resources Corp.	1,554,009	164,336
Loews Corp.	4,260,934	161,489
The Chicago Mercantile Exchange	331,586	158,581
Bear Stearns Co., Inc.	1,119,083	156,784
Regions Financial Corp.	4,231,718	155,685
Mellon Financial Corp.	3,836,835	150,020
Genworth Financial Inc.	4,241,386	148,491
Moody's Corp.	2,207,240	144,309
Marsh & McLennan Cos., Inc.	5,097,316	143,489
KeyCorp	3,749,988	140,400
Equity Residential REIT	2,701,995	136,667
The Principal Financial Group, Inc.	2,510,143	136,251
Equity Office Properties Trust REIT	3,263,706	129,765
ProLogis REIT	2,273,169	129,707
Vornado Realty Trust REIT	1,136,222	123,848
North Fork Bancorp, Inc.	4,316,623	123,628
Legg Mason Inc.	1,225,064	123,560
T. Rowe Price Group Inc.	2,439,201	116,716
XL Capital Ltd. Class A	1,672,681	114,913
Marshall & Ilsley Corp.	2,370,467	114,209
Boston Properties, Inc. REIT	1,065,466	110,105
Archstone-Smith Trust REIT	1,982,967	107,953
Ameriprise Financial, Inc.	2,267,356	106,339
Northern Trust Corp.	1,746,945	102,074
Aon Corp.	2,956,366	100,132
Public Storage, Inc. REIT	1,129,843	97,155
* E*TRADE Financial Corp.	3,956,294	94,635
AmSouth Bancorp	3,210,815	93,242
CIT Group Inc.	1,849,708	89,951
Synovus Financial Corp.	2,994,292	87,942
M & T Bank Corp.	723,831	86,831
Kimco Realty Corp. REIT	2,018,912	86,551
Comerica, Inc.	1,507,223	85,791
Ambac Financial Group, Inc.	980,818	81,163
Zions Bancorp	984,646	78,585
MBIA, Inc.	1,249,952	76,797
Cincinnati Financial Corp.	1,595,234	76,667
Sovereign Bancorp, Inc.	3,342,925	71,906
Compass Bancshares Inc.	1,197,967	68,260
Safeco Corp.	1,084,614	63,916
Commerce Bancorp, Inc.	1,738,540	63,822
UnumProvident Corp.	3,178,344	61,628
Torchmark Corp.	931,036	58,758
Plum Creek Timber Co. Inc. REIT	1,691,600	57,582
Huntington Bancshares Inc.	2,241,983	53,651
Apartment Investment & Management Co. Class A REIT	902,018	49,079
MGIC Investment Corp.	787,274	47,213
* Realogy Corp.	1,988,651	45,103
First Horizon National Corp.	1,143,714	43,473
Janus Capital Group Inc.	1,963,384	38,718
Federated Investors, Inc.	844,524	28,553

		24,956,532

Health Care (12.7%)
Pfizer Inc.	67,928,170	1,926,443
Johnson & Johnson	27,249,897	1,769,608
Merck & Co., Inc.	20,285,177	849,949
* Amgen, Inc.	10,911,622	780,508
Abbott Laboratories	14,241,763	691,580
Wyeth	12,543,831	637,728
UnitedHealth Group Inc.	12,556,227	617,766
Eli Lilly & Co.	9,167,304	522,536
Medtronic, Inc.	10,713,703	497,544
Bristol-Myers Squibb Co.	18,331,460	456,820
* WellPoint Inc.	5,777,429	445,151
Schering-Plough Corp.	13,808,419	305,028
* Gilead Sciences, Inc.	4,258,583	292,565
Baxter International, Inc.	6,075,117	276,175
Cardinal Health, Inc.	3,779,978	248,496
Caremark Rx, Inc.	3,979,377	225,511
Aetna Inc.	5,105,387	201,918
HCA Inc.	3,951,686	197,150
* Medco Health Solutions, Inc.	2,739,919	164,697
* Genzyme Corp.	2,436,529	164,393
* Boston Scientific Corp.	10,980,446	162,401
Becton, Dickinson & Co.	2,279,549	161,096
Allergan, Inc.	1,405,630	158,288
* Zimmer Holdings, Inc.	2,262,700	152,732
* Forest Laboratories, Inc.	2,963,940	150,005
McKesson Corp.	2,790,194	147,099
* Biogen Idec Inc.	3,190,217	142,539
Stryker Corp.	2,766,577	137,195
CIGNA Corp.	1,028,791	119,669
* St. Jude Medical, Inc.	3,287,183	116,005
* Humana Inc.	1,527,572	100,957
* Express Scripts Inc.	1,277,936	96,471
Quest Diagnostics, Inc.	1,507,822	92,218
* Fisher Scientific International Inc.	1,152,019	90,134
AmerisourceBergen Corp.	1,878,839	84,924
* Coventry Health Care Inc.	1,489,341	76,731
* Laboratory Corp. of America Holdings	1,156,875	75,856
Biomet, Inc.	2,282,953	73,488
C.R. Bard, Inc.	960,672	72,050
* MedImmune Inc.	2,231,827	65,192
* Thermo Electron Corp.	1,468,974	57,775
Applera Corp.-Applied Biosystems Group	1,717,111	56,854
* Hospira, Inc.	1,449,555	55,474
* Barr Pharmaceuticals Inc.	983,997	51,109
IMS Health, Inc.	1,853,629	49,381
Health Management Associates Class A	2,234,639	46,704
* Waters Corp.	960,212	43,478
* Patterson Cos	1,286,449	43,238
Mylan Laboratories, Inc.	1,950,745	39,268
* King Pharmaceuticals, Inc.	2,248,424	38,291
Manor Care, Inc.	683,618	35,740
* Tenet Healthcare Corp.	4,368,337	35,558
* Millipore Corp.	492,354	30,181
Bausch & Lomb, Inc.	498,946	25,012
* Watson Pharmaceuticals, Inc.	945,647	24,748
PerkinElmer, Inc.	1,175,215	22,247

		14,201,674

Industrials (10.9%)
General Electric Co.	96,173,842	3,394,937
United Parcel Service, Inc.	10,063,344	723,957
United Technologies Corp.	9,428,222	597,278
The Boeing Co.	7,405,468	583,921
Tyco International Ltd.	18,780,374	525,663
3M Co.	7,021,453	522,537
Caterpillar, Inc.	6,112,574	402,207
Emerson Electric Co.	3,808,203	319,356
Honeywell International Inc.	7,633,853	312,225
FedEx Corp.	2,856,296	310,422
Lockheed Martin Corp.	3,319,018	285,635
General Dynamics Corp.	3,760,451	269,512
Burlington Northern Santa Fe Corp.	3,383,187	248,461
Union Pacific Corp.	2,510,813	220,952
Northrop Grumman Corp.	3,211,508	218,607
Raytheon Co.	4,182,875	200,820
Waste Management, Inc.	5,057,516	185,510
Deere & Co.	2,155,045	180,830
Illinois Tool Works, Inc.	3,917,347	175,889
Norfolk Southern Corp.	3,847,459	169,481
Danaher Corp.	2,205,711	151,466
CSX Corp.	4,112,368	135,009
PACCAR, Inc.	2,320,138	132,294
Southwest Airlines Co.	7,327,593	122,078
Ingersoll-Rand Co.	2,999,166	113,908
Textron, Inc.	1,176,906	102,979
Masco Corp.	3,685,140	101,047
Eaton Corp.	1,393,503	95,943
Rockwell Automation, Inc.	1,647,197	95,702
Pitney Bowes, Inc.	2,059,380	91,375
L-3 Communications Holdings, Inc.	1,146,883	89,835
Dover Corp.	1,891,988	89,756
ITT Industries, Inc.	1,716,014	87,980
Rockwell Collins, Inc.	1,587,597	87,064
Parker Hannifin Corp.	1,116,191	86,762
Cooper Industries, Inc. Class A	857,457	73,072
American Standard Cos., Inc.	1,641,683	68,901
R.R. Donnelley & Sons Co.	2,004,907	66,082
Fluor Corp.	812,566	62,478
Cummins Inc.	487,793	58,160
Robert Half International, Inc.	1,594,430	54,163
Avery Dennison Corp.	879,951	52,947
Cintas Corp.	1,279,414	52,238
W.W. Grainger, Inc.	708,011	47,451
Goodrich Corp.	1,148,382	46,532
Equifax, Inc.	1,193,328	43,807
* Monster Worldwide Inc.	1,189,781	43,058
Pall Corp.	1,158,345	35,689
American Power Conversion Corp.	1,574,095	34,567
Ryder System, Inc.	565,830	29,242
* Allied Waste Industries, Inc.	2,279,414	25,689
* Navistar International Corp.	572,484	14,782
Avis Budget Group, Inc.	60,149	1,100
* Raytheon Co. Warrants Exp. 6/16/11	60,569	864

		12,242,220

Information Technology (15.2%)
Microsoft Corp.	80,465,304	2,199,117
* Cisco Systems, Inc.	56,905,189	1,308,819
International Business Machines Corp.	14,185,988	1,162,400
Intel Corp.	53,767,148	1,105,990
Hewlett-Packard Co.	25,531,569	936,753
* Google Inc.	1,986,013	798,179
* Oracle Corp.	37,599,000	667,006
* Apple Computer, Inc.	7,928,192	610,709
Motorola, Inc.	22,838,331	570,958
QUALCOMM Inc.	15,398,306	559,728
* Dell Inc.	21,175,213	483,642
Texas Instruments, Inc.	14,286,138	475,014
* Corning, Inc.	14,539,699	354,914
* eBay Inc.	10,950,934	310,568
First Data Corp.	7,132,663	299,572
* Yahoo! Inc.	11,587,338	292,928
* EMC Corp.	21,425,630	256,679
Automatic Data Processing, Inc.	5,178,779	245,163
Applied Materials, Inc.	12,942,081	229,463
* Adobe Systems, Inc.	5,398,812	202,186
* Symantec Corp.	9,220,835	196,219
* Sun Microsystems, Inc.	32,712,149	162,579
* Electronic Arts Inc.	2,840,914	158,182
* Xerox Corp.	9,118,473	141,883
* Broadcom Corp.	4,371,552	132,633
* Network Appliance, Inc.	3,472,023	128,500
* Agilent Technologies, Inc.	3,809,502	124,533
* Micron Technology, Inc.	6,803,731	118,385
Electronic Data Systems Corp.	4,810,798	117,961
Paychex, Inc.	3,155,387	116,276
* Freescale Semiconductor, Inc. Class B	3,046,200	115,786
* Advanced Micro Devices, Inc.	4,529,300	112,553
* Intuit, Inc.	3,170,135	101,730
* Lucent Technologies, Inc.	41,571,350	97,277
* SanDisk Corp.	1,812,195	97,025
* NVIDIA Corp.	3,271,068	96,791
Analog Devices, Inc.	3,289,132	96,668
* Juniper Networks, Inc.	5,248,919	90,701
CA, Inc.	3,825,956	90,637
Linear Technology Corp.	2,817,023	87,666
Maxim Integrated Products, Inc.	2,975,252	83,515
KLA-Tencor Corp.	1,847,060	82,139
* Computer Sciences Corp.	1,593,247	78,260
* Fiserv, Inc.	1,630,039	76,759
* Autodesk, Inc.	2,149,587	74,763
Xilinx, Inc.	3,186,870	69,952
* NCR Corp.	1,688,467	66,661
National Semiconductor Corp.	2,783,660	65,499
* Altera Corp.	3,333,492	61,270
* Citrix Systems, Inc.	1,689,766	61,186
* Affiliated Computer Services, Inc. Class A	1,100,244	57,059
* Lexmark International, Inc.	934,788	53,900
* BMC Software, Inc.	1,910,641	52,008
Molex, Inc.	1,312,867	51,162
Jabil Circuit, Inc.	1,721,624	49,187
* Avaya Inc.	4,259,789	48,732
* VeriSign, Inc.	2,274,356	45,942
* Tellabs, Inc.	4,157,414	45,565
* Comverse Technology, Inc.	1,875,192	40,204
Symbol Technologies, Inc.	2,355,849	35,008
* JDS Uniphase Corp.	15,610,419	34,187
* Novellus Systems, Inc.	1,175,158	32,505
* LSI Logic Corp.	3,681,342	30,261
Sabre Holdings Corp.	1,227,672	28,715
* QLogic Corp.	1,496,037	28,275
* Solectron Corp.	8,487,398	27,669
* Freescale Semiconductor, Inc. Class A	719,000	27,358
* Compuware Corp.	3,502,652	27,286
* Convergys Corp.	1,300,001	26,845
* Teradyne, Inc.	1,839,850	24,212
Tektronix, Inc.	773,647	22,382
* Ciena Corp.	774,227	21,098
* Novell, Inc.	3,145,787	19,252
* Sanmina-SCI Corp.	4,944,327	18,492
* Parametric Technology Corp.	1,032,838	18,033
* Unisys Corp.	3,183,918	18,021
* ADC Telecommunications, Inc.	1,087,557	16,313
* PMC Sierra Inc.	1,916,358	11,383
* Andrew Corp.	596,953	5,510
Molex, Inc. Class A	4,051	133

		17,090,474

Materials (2.9%)
E.I. du Pont de Nemours & Co.	8,592,659	368,109
Dow Chemical Co.	8,922,638	347,804
Monsanto Co.	5,059,818	237,862
Alcoa Inc.	8,072,680	226,358
Newmont Mining Corp. (Holding Co.)	4,191,724	179,196
Praxair, Inc.	2,997,817	177,351
Phelps Dodge Corp.	1,890,937	160,162
International Paper Co.	4,236,482	146,709
Nucor Corp.	2,891,362	143,094
Weyerhaeuser Co.	2,284,341	140,555
Air Products & Chemicals, Inc.	2,053,848	136,314
PPG Industries, Inc.	1,536,887	103,094
Freeport-McMoRan Copper & Gold, Inc. Class B	1,831,411	97,541
Ecolab, Inc.	1,665,266	71,307
Vulcan Materials Co.	899,471	70,384
United States Steel Corp.	1,158,699	66,834
Rohm & Haas Co.	1,348,282	63,841
Allegheny Technologies Inc.	937,779	58,320
Sigma-Aldrich Corp.	621,047	46,995
MeadWestvaco Corp.	1,681,314	44,572
Temple-Inland Inc.	1,025,084	41,106
Eastman Chemical Co.	758,654	40,982
Sealed Air Corp.	757,147	40,977
Ball Corp.	970,415	39,253
Ashland, Inc.	589,816	37,618
* Pactiv Corp.	1,310,244	37,237
Bemis Co., Inc.	972,986	31,972
International Flavors & Fragrances, Inc.	733,469	29,001
Louisiana-Pacific Corp.	985,245	18,493
* Hercules, Inc.	1,051,126	16,576

		3,219,617

Telecommunication Services (3.5%)
AT&T Inc.	36,206,882	1,178,896
Verizon Communications Inc.	27,020,852	1,003,284
BellSouth Corp.	16,926,251	723,597
Sprint Nextel Corp.	27,847,783	477,589
Alltel Corp.	3,610,084	200,360
* Qwest Communications International Inc.	14,918,397	130,088
Embarq Corp.	1,383,240	66,907
Windstream Corp.	4,397,696	58,006
CenturyTel, Inc.	1,077,567	42,747
Citizens Communications Co.	3,015,399	42,336

		3,923,810

Utilities (3.4%)
Exelon Corp.	6,240,797	377,818
Duke Energy Corp.	11,680,159	352,741
TXU Corp.	4,290,151	268,220
Dominion Resources, Inc.	3,289,214	251,592
Southern Co.	6,919,417	238,443
FirstEnergy Corp.	3,060,154	170,940
FPL Group, Inc.	3,750,608	168,777
Entergy Corp.	1,942,244	151,942
Public Service Enterprise Group, Inc.	2,333,017	142,757
PG&E Corp.	3,221,448	134,173
American Electric Power Co., Inc.	3,654,595	132,918
Edison International	3,022,762	125,868
* AES Corp.	6,165,694	125,718
Sempra Energy	2,434,994	122,358
PPL Corp.	3,530,714	116,160
Progress Energy, Inc.	2,347,379	106,524
Consolidated Edison Inc.	2,280,655	105,366
Ameren Corp.	1,905,493	100,591
Constellation Energy Group, Inc.	1,660,254	98,287
Xcel Energy, Inc.	3,761,938	77,684
DTE Energy Co.	1,649,271	68,461
KeySpan Corp.	1,623,452	66,789
* Allegheny Energy, Inc.	1,515,399	60,874
NiSource, Inc.	2,530,146	55,005
Pinnacle West Capital Corp.	920,622	41,474
CenterPoint Energy Inc.	2,885,848	41,325
TECO Energy, Inc.	1,937,126	30,316
* CMS Energy Corp.	2,052,314	29,635
* Dynegy, Inc.	3,424,943	18,974
Nicor Inc.	410,956	17,572
Peoples Energy Corp.	356,380	14,487

		3,813,789

Total Common Stocks
(Cost $72,294,421)		112,040,549

Temporary Cash Investments (0.3%)

Money Market Fund (0.3%)

1 Vanguard Market Liquidity Fund, 5.306%	277,945,153	277,945

;	Face Amount ($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.150%, 12/26/06	20,000	19,760

Total Temporary Cash Investments
(Cost $297,702)		297,705

Total Investments (100.2%)
(Cost $72,592,123)		112,338,254

Other Assets and Liabilities - Net(-0.2%)		(193,377)

Net Assets (100%)		112,144,877

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $19,760,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $72,592,123,000. Net unrealized appreciation of investment securities for tax purposes was $39,746,131,000, consisting of unrealized gains of $45,451,685,000 on securities that had risen in value since their purchase and $5,705,554,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	430	144,631	2,231

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Extended Market Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (15.2%)
* DIRECTV Group, Inc.	2,978,802	58,623
* Las Vegas Sands Corp.	529,102	36,164
* EchoStar Communications Corp. Class A	793,631	25,983
Abercrombie & Fitch Co.	341,803	23,748
* Liberty Global, Inc. Class A	883,301	22,736
American Eagle Outfitters, Inc.	517,681	22,690
* IAC/InterActiveCorp	786,849	22,630
Michaels Stores, Inc.	517,004	22,510
^* Sirius Satellite Radio, Inc.	5,446,609	21,296
* Liberty Global, Inc. Series C	833,525	20,888
Cablevision Systems NY Group Class A	917,594	20,839
* MGM Mirage, Inc.	487,367	19,246
* CarMax, Inc.	412,948	17,224
Washington Post Co. Class B	21,997	16,212
* Lamar Advertising Co. Class A	300,585	16,054
* Discovery Holding Co. Class A	1,086,883	15,716
Polo Ralph Lauren Corp.	239,706	15,507
* Mohawk Industries, Inc.	207,857	15,475
Foot Locker, Inc.	603,235	15,232
PetSmart, Inc.	542,278	15,048
* Chico's FAS, Inc.	680,723	14,656
* O'Reilly Automotive, Inc.	439,824	14,607
Royal Caribbean Cruises, Ltd.	371,464	14,417
Williams-Sonoma, Inc.	439,454	14,234
Ross Stores, Inc.	547,346	13,908
Advance Auto Parts, Inc.	407,747	13,431
* Toll Brothers, Inc.	475,828	13,361
^* Wynn Resorts Ltd.	191,747	13,041
Brinker International, Inc.	320,957	12,867
BorgWarner, Inc.	222,896	12,743
ServiceMaster Co.	1,127,905	12,644
* Dollar Tree Stores, Inc.	395,576	12,247
* XM Satellite Radio Holdings, Inc.	926,069	11,937
* AnnTaylor Stores Corp.	282,417	11,822
* Expedia, Inc.	747,561	11,722
* GameStop Corp. Class A	235,012	10,876
Station Casinos, Inc.	186,881	10,807
Claire's Stores, Inc.	368,762	10,753
* R.H. Donnelley Corp.	200,671	10,615
Service Corp. International	1,132,774	10,580
* Penn National Gaming, Inc.	278,990	10,189
* NVR, Inc.	18,953	10,140
* Laureate Education Inc.	203,816	9,755
Saks Inc.	543,278	9,388
* Getty Images, Inc.	188,195	9,350
OSI Restaurant Partners, Inc.	288,357	9,144
Phillips-Van Heusen Corp.	214,545	8,962
* The Cheesecake Factory Inc.	313,833	8,533
* Scientific Games Corp.	266,791	8,484
* ITT Educational Services, Inc.	127,841	8,476
* Hanesbrands Inc.	367,988	8,283
* Rent-A-Center, Inc.	282,615	8,278
* Career Education Corp.	366,840	8,254
Gentex Corp.	568,708	8,081
* Urban Outfitters, Inc.	450,327	7,966
Weight Watchers International, Inc.	179,621	7,964
* Sonic Corp.	348,507	7,880
Men's Wearhouse, Inc.	210,859	7,846
* Aztar Corp.	146,453	7,763
SCP Pool Corp.	200,766	7,729
^* Nutri/System Inc.	122,959	7,659
Barnes & Noble, Inc.	198,201	7,520
* Jack in the Box Inc.	143,661	7,496
* Panera Bread Co.	127,551	7,430
Ryland Group, Inc.	169,144	7,309
International Speedway Corp.	143,125	7,133
* Charming Shoppes, Inc.	494,683	7,064
* Coldwater Creek Inc.	244,346	7,027
* Gaylord Entertainment Co.	159,208	6,981
Ruby Tuesday, Inc.	240,050	6,767
Polaris Industries, Inc.	162,364	6,681
Sotheby's	206,869	6,669
Regis Corp.	185,387	6,646
^* Jarden Corp.	201,021	6,628
* Tractor Supply Co.	137,271	6,625
* Payless ShoeSource, Inc.	263,986	6,573
Applebee's International, Inc.	302,132	6,499
Wolverine World Wide, Inc.	226,807	6,421
John Wiley & Sons Class A	177,494	6,392
* PETCO Animal Supplies, Inc.	221,268	6,337
* Dick's Sporting Goods, Inc.	139,086	6,331
Boyd Gaming Corp.	163,917	6,301
* Aeropostale, Inc.	212,872	6,222
MDC Holdings, Inc.	133,221	6,188
Beazer Homes USA, Inc.	157,828	6,162
Standard Pacific Corp.	259,795	6,105
* Timberland Co.	205,371	5,909
The McClatchy Co. Class A	139,377	5,880
Thor Industries, Inc.	140,518	5,785
* The Children's Place Retail Stores, Inc.	90,187	5,775
* Quiksilver, Inc.	472,462	5,740
Strayer Education, Inc.	52,715	5,704
Lear Corp.	273,993	5,672
Belo Corp. Class A	353,189	5,584
* The Gymboree Corp.	132,040	5,569
* Pinnacle Entertainment, Inc.	194,708	5,475
* Zale Corp.	195,960	5,436
American Greetings Corp. Class A	233,865	5,407
^* Netflix.com, Inc.	237,336	5,407
* Marvel Entertainment, Inc.	222,110	5,362
* Guitar Center, Inc.	118,501	5,295
* Live Nation	259,158	5,292
Choice Hotel International, Inc.	128,413	5,252
* Carter's, Inc.	196,866	5,195
Borders Group, Inc.	249,918	5,098
* DeVry, Inc.	238,838	5,080
Harte-Hanks, Inc.	192,673	5,077
Reader's Digest Association, Inc.	391,657	5,076
CBRL Group, Inc.	125,061	5,056
* Tween Brands, Inc.	132,934	4,998
* Life Time Fitness, Inc.	105,897	4,902
* Vail Resorts Inc.	121,025	4,843
The Yankee Candle Co., Inc.	164,853	4,825
Matthews International Corp.	130,684	4,810
^* Select Comfort Corp.	217,762	4,765
Lee Enterprises, Inc.	185,708	4,687
Ethan Allen Interiors, Inc.	133,841	4,639
* Bright Horizons Family Solutions, Inc.	108,935	4,546
Aaron Rents, Inc. Class B	193,553	4,448
Group 1 Automotive, Inc.	89,120	4,447
Arbitron Inc.	119,823	4,435
* Pacific Sunwear of California, Inc.	291,802	4,400
Bob Evans Farms, Inc.	145,075	4,393
Tupperware Corp.	224,112	4,361
Christopher & Banks Corp.	147,382	4,345
Jackson Hewitt Tax Service Inc.	143,391	4,303
* Tenneco Automotive, Inc.	183,887	4,301
* Hovnanian Enterprises Inc. Class A	145,429	4,267
* CEC Entertainment Inc.	135,298	4,263
* Visteon Corp.	519,850	4,237
* The Pantry, Inc.	75,042	4,230
* Rare Hospitality International Inc.	137,885	4,214
Warner Music Group Corp.	160,714	4,171
Brown Shoe Co., Inc.	115,577	4,142
Catalina Marketing Corp.	149,523	4,112
ArvinMeritor, Inc.	286,464	4,079
* Fossil, Inc.	188,000	4,050
^ Winnebago Industries, Inc.	128,524	4,033
* The Dress Barn, Inc.	184,567	4,027
^* Crocs, Inc.	117,628	3,993
* LKQ Corp.	181,150	3,980
* Guess ?, Inc.	81,214	3,941
CKE Restaurants Inc.	233,562	3,905
Domino's Pizza, Inc.	151,717	3,892
Regal Entertainment Group Class A	194,634	3,858
^* Shuffle Master, Inc.	141,482	3,821
* RCN Corp.	134,337	3,802
^ Furniture Brands International Inc.	199,280	3,794
* Meritage Corp.	90,989	3,786
* Corinthian Colleges, Inc.	348,689	3,769
United Auto Group, Inc.	160,588	3,758
* P.F. Chang's China Bistro, Inc.	107,417	3,728
Media General, Inc. Class A	97,792	3,689
* Bally Technologies Inc.	207,311	3,649
* DreamWorks Animation SKG, Inc.	145,501	3,624
ADVO, Inc.	128,882	3,606
* Valassis Communications, Inc.	193,295	3,412
* Papa John's International, Inc.	94,079	3,397
Callaway Golf Co.	258,681	3,391
* The Warnaco Group, Inc.	173,034	3,346
* Gemstar-TV Guide International, Inc.	1,001,621	3,325
Modine Manufacturing Co.	136,445	3,320
* Hibbett Sporting Goods, Inc.	124,047	3,248
* Genesco, Inc.	94,161	3,246
* TRW Automotive Holdings Corp.	132,512	3,190
K-Swiss, Inc.	105,605	3,174
Stage Stores, Inc.	107,835	3,164
Triarc Cos., Inc. Class B	208,528	3,153
Steven Madden, Ltd.	79,703	3,128
* Scholastic Corp.	98,910	3,081
Building Materials Holding Corp.	117,218	3,050
* Alderwoods Group, Inc.	152,828	3,031
Talbots Inc.	110,007	2,998
Kellwood Co.	103,633	2,988
* Interactive Data Corp.	148,474	2,962
^* Under Armour, Inc.	73,691	2,949
^ La-Z-Boy Inc.	209,374	2,923
* Columbia Sportswear Co.	52,248	2,917
IHOP Corp.	61,377	2,845
* RC2 Corp.	84,416	2,830
The Pep Boys (Manny, Moe & Jack)	219,474	2,820
Sonic Automotive, Inc.	122,015	2,817
Cato Corp. Class A	127,839	2,801
* Red Robin Gourmet Burgers, Inc.	59,892	2,762
Entercom Communications Corp.	107,742	2,715
* Ryan's Restaurant Group, Inc.	170,872	2,712
* Interface, Inc.	210,528	2,712
* WMS Industries, Inc.	92,820	2,711
* Clear Channel Outdoor Holdings, Inc. Class A	132,883	2,711
American Axle & Manufacturing Holdings, Inc.	162,156	2,706
^* WCI Communities, Inc.	152,255	2,655
Pier 1 Imports Inc.	351,886	2,611
Kimball International, Inc. Class B	133,244	2,572
* GameStop Corp. Class B	56,866	2,542
* Texas Roadhouse, Inc.	206,460	2,535
Blyth, Inc.	103,793	2,525
Oxford Industries, Inc.	58,530	2,512
* Keystone Automotive Industries, Inc.	65,566	2,493
^ Cooper Tire & Rubber Co.	247,000	2,485
* Skechers U.S.A., Inc.	104,293	2,452
^* Blue Nile Inc.	66,563	2,420
Speedway Motorsports, Inc.	66,400	2,418
Hearst-Argyle Television Inc.	102,869	2,361
* 99 Cents Only Stores	194,802	2,305
Ambassadors Group, Inc.	79,586	2,251
Fred's, Inc.	178,207	2,249
Landry's Restaurants, Inc.	73,911	2,228
* Deckers Outdoor Corp.	46,345	2,193
Ameristar Casinos, Inc.	100,319	2,178
Finish Line, Inc.	171,387	2,163
* Champion Enterprises, Inc.	311,434	2,149
* California Pizza Kitchen, Inc.	71,354	2,136
^* Charter Communications, Inc.	1,387,043	2,108
* Iconix Brand Group Inc.	129,724	2,089
The Stride Rite Corp.	145,539	2,032
^ Nautilus Inc.	146,208	2,010
^* Krispy Kreme Doughnuts, Inc.	247,698	2,006
^* Tempur-Pedic International Inc.	116,596	2,002
* Hot Topic, Inc.	179,110	1,995
Stewart Enterprises, Inc. Class A	337,044	1,975
Bandag, Inc.	48,057	1,972
* JAKKS Pacific, Inc.	108,179	1,929
^* Blockbuster Inc. Class A	502,058	1,928
Sealy Corp.	145,700	1,903
^ Pre-Paid Legal Services, Inc.	47,361	1,879
* CSK Auto Corp.	133,020	1,876
* Mediacom Communications Corp.	262,482	1,869
* Charlotte Russe Holding Inc.	67,059	1,847
* K2 Inc.	156,630	1,837
* Cox Radio, Inc.	119,324	1,832
Westwood One, Inc.	257,364	1,822
* CKX, Inc.	146,100	1,819
^* TiVo Inc.	238,605	1,811
bebe stores, inc	71,666	1,776
Lone Star Steakhouse & Saloon, Inc.	63,928	1,775
Oakley, Inc.	103,512	1,765
^* Jos. A. Bank Clothiers, Inc.	58,587	1,755
* Vertrue Inc.	44,586	1,753
* Six Flags, Inc.	332,722	1,740
* Steak n Shake Co.	101,704	1,718
^* Source Interlink Cos., Inc.	180,748	1,717
^* Cabela's Inc.	78,498	1,706
* Fleetwood Enterprises, Inc.	253,442	1,706
* Emmis Communications, Inc.	138,577	1,698
^ Brookfield Homes Corp.	59,757	1,683
Citadel Broadcasting Corp.	178,132	1,674
* Entravision Communications Corp.	224,535	1,671
The Marcus Corp.	72,195	1,658
^* True Religion Apparel, Inc.	78,435	1,656
^* Avatar Holding, Inc.	27,984	1,653
Sun-Times Media Group, Inc.	249,293	1,640
M/I Homes, Inc.	46,194	1,633
* Universal Technical Institute Inc.	90,894	1,626
Stein Mart, Inc.	104,310	1,587
* J. Crew Group, Inc.	52,600	1,582
* Trump Entertainment Resorts, Inc.	93,079	1,579
Churchill Downs, Inc.	37,431	1,574
* priceline.com, Inc.	42,704	1,571
* MarineMax, Inc.	59,664	1,518
* Drew Industries, Inc.	59,952	1,514
^* Build-A-Bear-Workshop, Inc.	65,939	1,501
Big 5 Sporting Goods Corp.	65,685	1,498
Lithia Motors, Inc.	60,495	1,495
CPI Corp.	30,766	1,493
* O'Charley's Inc.	78,689	1,493
* ProQuest Co.	113,121	1,473
* GSI Commerce, Inc.	99,205	1,472
Journal Communications, Inc.	130,477	1,470
Sauer-Danfoss, Inc.	60,073	1,441
The Buckle, Inc.	37,771	1,433
* BJ's Restaurants Inc.	64,085	1,411
Asbury Automotive Group, Inc.	68,328	1,408
* INVESTools Inc.	132,019	1,403
* Benihana Inc. Class A	47,898	1,389
* Interstate Hotels & Resorts, Inc.	126,881	1,368
* Mothers Work, Inc.	28,220	1,358
World Wrestling Entertainment, Inc.	82,194	1,350
^* Progressive Gaming International Corp.	164,659	1,350
Cherokee Inc.	36,707	1,344
* Bluegreen Corp.	116,858	1,340
* Isle of Capri Casinos, Inc.	63,424	1,336
^ Bon-Ton Stores, Inc.	44,806	1,333
* Midas Inc.	64,423	1,332
Movado Group, Inc.	51,372	1,306
^* Chipotle Mexican Grill, Inc.	26,200	1,301
^* DSW Inc. Class A	41,228	1,299
Ambassadors International, Inc.	40,393	1,276
* Stamps.com Inc.	66,419	1,266
Monro Muffler Brake, Inc.	37,197	1,265
* Rent-Way, Inc.	120,014	1,259
^ Superior Industries International, Inc.	73,621	1,236
* Aftermarket Technology Corp.	69,212	1,229
* FTD Group, Inc.	78,941	1,220
Kenneth Cole Productions, Inc.	49,918	1,217
* Morningstar, Inc.	32,965	1,216
* Denny's Corp.	355,266	1,211
National Presto Industries, Inc.	21,807	1,205
* ValueVision Media, Inc.	102,909	1,193
* Retail Ventures, Inc.	77,174	1,189
* AFC Enterprises, Inc.	82,005	1,184
* A.C. Moore Arts & Crafts, Inc.	62,205	1,184
* Educate, Inc.	147,705	1,180
Spartan Motors, Inc.	61,573	1,159
* Casual Male Retail Group, Inc.	83,826	1,151
Tuesday Morning Corp.	82,635	1,147
Courier Corp.	30,727	1,141
* The Wet Seal, Inc. Class A	182,682	1,122
* Jo-Ann Stores, Inc.	66,555	1,113
^ Martha Stewart Living Omnimedia, Inc.	62,426	1,109
* Audiovox Corp.	79,406	1,105
* 4Kids Entertainment Inc.	66,543	1,098
^* Restoration Hardware, Inc.	126,284	1,095
^* Cost Plus, Inc.	91,170	1,091
* Maidenform Brands, Inc.	56,000	1,081
* Buffalo Wild Wings Inc.	28,064	1,073
* Great Wolf Resorts, Inc.	89,581	1,071
Haverty Furniture Cos., Inc.	66,379	1,059
Books-a-Million Inc.	58,104	1,037
* Smith & Wesson Holding Corp.	74,698	1,037
^* Leapfrog Enterprises, Inc.	128,491	1,019
* Perry Ellis International Corp.	32,672	1,009
* Steinway Musical Instruments Inc.	35,882	1,005
* Zumiez Inc.	36,886	996
* Luby's, Inc.	99,439	981
Monaco Coach Corp.	87,073	970
* Systemax Inc.	60,419	968
^* Applica Inc.	178,152	960
^* Overstock.com, Inc.	54,089	948
* Famous Dave's of America, Inc.	62,204	946
Marine Products Corp.	96,330	936
* Lodgian, Inc.	70,500	936
Stanley Furniture Co., Inc.	43,017	917
* Cumulus Media Inc.	95,396	912
* Cache, Inc.	50,441	902
* MTR Gaming Group Inc.	96,014	902
* Harris Interactive Inc.	146,880	896
* Monarch Casino & Resort, Inc.	45,948	891
Skyline Corp.	23,087	882
* Lin TV Corp.	112,968	879
* Radio One, Inc. Class D	139,700	873
* Russ Berrie and Co., Inc.	57,230	872
* Rentrak Corp.	76,254	871
^* Palm Harbor Homes, Inc.	57,842	865
Deb Shops, Inc.	33,280	853
^* Empire Resorts Inc.	118,835	850
* Blount International, Inc.	84,635	848
* LodgeNet Entertainment Corp.	44,791	846
* Multimedia Games Inc.	92,090	836
Dover Downs Gaming & Entertainment, Inc.	68,482	832
* McCormick & Schmick's Seafood Restaurants, Inc.	36,973	832
* Friendly Ice Cream Corp.	77,115	829
* Universal Electronics, Inc.	43,555	828
^ Charles & Colvard Ltd.	72,148	821
Bassett Furniture Industries, Inc.	50,185	815
* PetMed Express, Inc.	77,973	814
UniFirst Corp.	25,643	801
* Morgans Hotel Group	63,848	798
* PRIMEDIA Inc.	524,323	797
* Burger King Holdings Inc.	49,600	792
Dover Motorsports, Inc.	145,091	786
* 1-800-FLOWERS.COM, Inc.	147,687	777
* New York & Co., Inc.	59,357	776
Sinclair Broadcast Group, Inc.	98,746	775
Arctic Cat, Inc.	46,497	772
Journal Register Co.	135,610	769
* drugstore.com, Inc.	222,577	768
Delta Apparel, Inc.	39,246	766
CSS Industries, Inc.	25,648	762
Triarc Cos., Inc. Class A	45,566	756
^* Design Within Reach Inc.	122,845	747
* Gaiam, Inc.	57,509	742
Lifetime Brands, Inc.	39,254	727
* GenTek, Inc.	26,322	727
Libbey, Inc.	64,650	723
* Cosi, Inc.	134,134	719
* Shoe Carnival, Inc.	28,391	716
Technical Olympic USA, Inc.	72,404	712
* Sturm, Ruger & Co., Inc.	91,712	710
Levitt Corp. Class A	60,359	710
* Cavco Industries, Inc.	22,478	708
* 1-800 Contacts, Inc.	47,157	707
^* America's Car-Mart, Inc.	42,864	705
* Radio One, Inc.	112,893	704
* Exide Technologies	187,793	700
^ Carmike Cinemas, Inc.	40,752	700
Gray Television, Inc.	107,785	691
^* Citi Trends Inc.	19,898	687
* Ruth's Chris Steak House	36,000	678
^* West Marine, Inc.	48,185	675
* PC Mall, Inc.	93,293	671
* Fisher Communications, Inc.	16,082	668
* Insignia Systems, Inc.	199,349	668
Handleman Co.	87,818	667
Gaming Partners International	34,141	657
* Directed Electronics Inc.	43,293	654
* Syms Corp.	31,990	651
* Trans World Entertainment Corp.	107,457	651
* Nobel Learning Communities, Inc.	63,095	650
Coachmen Industries, Inc.	59,668	645
* E. Gottschalk & Co., Inc.	71,591	644
^ Orleans Homebuilders, Inc.	53,004	622
* Hartmarx Corp.	90,609	613
* Shiloh Industries, Inc.	45,404	612
* Tweeter Home Entertainment Group, Inc.	132,211	603
^* Forward Industries, Inc.	115,718	592
* Knology, Inc.	58,794	583
Frisch's Restaurants, Inc.	23,901	575
^* Crown Media Holdings, Inc.	126,069	566
Liberty Homes, Inc. Class A	83,500	564
Blair Corp.	21,798	562
Nobility Homes, Inc.	20,807	558
Noble International, Ltd.	44,463	556
^* Sharper Image Corp.	53,521	551
* Strattec Security Corp.	14,393	551
* Hollywood Media Corp.	140,824	551
^ Tarragon Corp.	52,319	545
* Regent Communications, Inc.	143,515	544
Escalade, Inc.	54,320	543
* Celebrate Express, Inc.	42,578	543
^* Home Solutions of America	98,300	539
^* Audible, Inc.	74,175	539
* Dorman Products, Inc.	52,862	534
* Tandy Leather Factory, Inc.	83,905	532
^* Rockford Corp.	150,803	528
^* Syntax-Brillian Corp.	110,063	518
* Playboy Enterprises, Inc. Class B	53,403	502
* Virco Manufacturing Corp.	102,946	502
California Coastal Communities, Inc.	24,348	501
^* Nitches Inc.	101,973	492
* Riviera Holdings Corp.	23,800	486
Collectors Universe, Inc.	34,593	483
^* Image Entertainment, Inc.	136,714	476
* Spanish Broadcasting System, Inc.	108,771	475
* Proliance International Inc.	103,514	473
* Outdoor Channel Holdings Inc.	43,165	470
* Buca, Inc.	89,193	470
Cutter & Buck Inc.	47,957	464
* Rubio's Restaurants, Inc.	51,330	453
Traffix, Inc.	86,153	451
* The Smith & Wollensky Restaurant Group, Inc.	100,020	451
* Unifi, Inc.	187,835	451
^* Conn's, Inc.	20,988	438
* Volcom, Inc.	19,300	435
* Core-Mark Holding Co., Inc.	13,871	435
* Meade Instruments Corp.	192,528	433
* Hampshire Group, Ltd.	34,747	430
^* RedEnvelope, Inc.	49,903	427
* United Retail Group, Inc.	23,208	424
* Franklin Covey Co.	76,611	421
Salem Communications Corp.	36,712	415
Weyco Group, Inc.	18,230	408
Beasley Broadcast Group, Inc.	57,990	408
* Culp, Inc.	73,428	408
* Saga Communications, Inc.	52,152	404
* Rocky Brands Inc.	32,811	393
Flexsteel Industries, Inc.	30,207	393
^* E Com Ventures, Inc.	33,238	387
* Nexstar Broadcasting Group, Inc.	97,079	383
* Kirkland's, Inc.	78,355	383
Xerium Technologies Inc.	33,481	371
* Hawk Corp. Class A	28,443	367
^* iRobot Corp.	18,200	365
* Fairchild Corp.	139,652	363
^* Quantum Fuel Systems Technologies Worldwide, Inc.	180,875	358
* Wilsons The Leather Experts Inc.	135,017	358
Standard Motor Products, Inc.	29,204	350
* Lenox Group, Inc.	57,060	345
Craftmade International, Inc.	19,943	342
* National R. V. Holdings, Inc.	97,245	337
^* Navarre Corp.	83,707	337
* The Dixie Group, Inc.	22,460	335
* Stoneridge, Inc.	44,516	317
* Young Broadcasting Inc.	123,776	285
^* Escala Group, Inc.	52,028	283
^* Comstock Homebuilding Cos., Inc.	52,058	281
ARK Restaurants Corp.	10,403	275
* Alloy, Inc.	22,775	269
* Lakes Entertainment, Inc.	27,491	266
* Youbet.com, Inc.	69,641	260
Coinmach Service Corp. Class A	26,100	259
* DG FastChannel Inc.	23,688	250
^* Bluefly, Inc.	248,635	246
* Amerigon Inc.	28,579	246
* Reading International Inc. Class A	29,568	234
^* Playboy Enterprises Inc. Class A	22,850	217
^* InfoSonics Corp.	35,800	217
* Pomeroy IT Solutions, Inc.	26,228	215
* Triple Crown Media, Inc.	29,329	213
* Franklin Electronic Publishers, Inc.	109,361	211
* Hancock Fabrics, Inc.	73,332	210
* The Princeton Review, Inc.	40,078	208
Cadmus Communications Corp.	13,669	204
* Shoe Pavilion, Inc.	26,799	196
* Morton's Restaurant Group Inc.	12,500	193
* New Frontier Media, Inc.	22,977	190
* Hayes Lemmerz International, Inc.	84,990	189
* Emerson Radio Corp.	61,751	187
* Quaker Fabric Corp.	162,307	182
^* WPT Enterprises Inc.	46,827	176
* SPEEDUS Corp.	146,528	176
* Golfsmith International Holdings, Inc.	22,800	176
* NTN Communications, Inc.	133,822	174
^* Movie Gallery, Inc.	88,392	173
^* Big Dog Holdings, Inc.	13,785	169
^* Salton, Inc.	67,021	154
* Hallwood Group Inc.	1,600	150
* Ashworth, Inc.	21,463	147
^* Gander Mountain Co.	21,005	146
J. Alexander's Corp.	16,400	143
* Acme Communications, Inc.	27,060	142
* CoActive Marketing Group, Inc.	73,899	137
* ION Media Networks, Inc.	165,037	134
^* Bally Total Fitness Holding Corp.	87,599	132
* Century Casinos, Inc.	13,000	129
* REX Stores Corp.	8,908	126
* Bombay Co.	91,474	125
* Johnson Outdoors Inc.	7,174	124
* Mestek, Inc.	8,354	121
^* WorldSpace, Inc. Class A	32,568	112
^* Fedders Corp.	87,807	110
Hooker Furniture Corp.	6,792	100
Superior Uniform Group, Inc.	7,799	97
^* Innovo Group Inc.	232,301	95
* Max & Erma's Restaurant, Inc.	11,205	94
Aldila, Inc.	5,700	88
^* Dominion Homes, Inc.	13,423	81
* Bakers Footwear Group Inc.	6,096	80
* Concord Camera Corp.	158,420	79
* Amerityre Corp.	12,769	79
ILX Resorts Inc.	8,300	76
* EVCI Career Colleges Holding Corp.	107,751	71
* Cavalier Homes, Inc.	21,100	67
* Shutterfly, Inc.	4,400	68
* Diedrich Coffee, Inc.	13,550	56
* Red Lion Hotels Corp.	4,900	53
* Finlay Enterprises, Inc.	7,446	49
Aaron Rents, Inc.	2,025	43
McRae Industries, Inc.	3,280	40
* Duckwall-ALCO Stores, Inc.	900	33
* Caribou Coffee Co.	3,346	26
* Lincoln Educational Services	1,557	25
* AMS Health Sciences, Inc.	41,000	25
Bandag, Inc. Class A	600	21
* Dura Automotive Systems, Inc.	47,782	12
^* ACT Teleconferencing, Inc.	149,516	12
* Featherlite Manufacturing, Inc.	1,329	9
* SPAR Group, Inc.	6,650	7
* Singing Machine Co., Inc.	6,000	2
^* Gadzooks, Inc.	92,160	-

		1,788,660

Consumer Staples (2.6%)
Kraft Foods Inc.	832,162	29,675
Bunge Ltd.	464,164	26,898
* Energizer Holdings, Inc.	222,888	16,046
J.M. Smucker Co.	222,200	10,654
Hormel Foods Corp.	289,969	10,433
* Smithfield Foods, Inc.	383,701	10,368
Church & Dwight, Inc.	256,886	10,047
* Rite Aid Corp.	2,048,109	9,298
Corn Products International, Inc.	284,783	9,267
Del Monte Foods Co.	778,478	8,135
* Hansen Natural Corp.	235,708	7,656
* BJ's Wholesale Club, Inc.	251,364	7,335
* NBTY, Inc.	226,886	6,641
Delta & Pine Land Co.	144,533	5,854
Flowers Foods, Inc.	214,644	5,770
* United Natural Foods, Inc.	171,687	5,321
PepsiAmericas, Inc.	243,603	5,198
* Ralcorp Holdings, Inc.	107,084	5,165
Longs Drug Stores, Inc.	109,226	5,025
Casey's General Stores, Inc.	204,986	4,565
* Gold Kist Inc.	207,657	4,328
Pilgrim's Pride Corp.	155,212	4,245
Lancaster Colony Corp.	91,912	4,114
* Hain Celestial Group, Inc.	155,840	3,983
* Performance Food Group Co.	139,987	3,932
* Central Garden and Pet Co.	81,238	3,921
Universal Corp. (VA)	104,547	3,819
Nu Skin Enterprises, Inc.	216,723	3,797
Ruddick Corp.	140,478	3,657
Tootsie Roll Industries, Inc.	104,076	3,050
* TreeHouse Foods Inc.	126,213	2,985
* Playtex Products, Inc.	216,954	2,907
Lance, Inc.	122,466	2,697
WD-40 Co.	70,832	2,527
Chiquita Brands International, Inc.	170,418	2,280
* Chattem, Inc.	60,274	2,117
Weis Markets, Inc.	52,430	2,087
J & J Snack Foods Corp.	64,135	1,995
^* USANA Health Sciences, Inc.	44,313	1,976
* Prestige Brands Holdings Inc.	174,323	1,942
The Great Atlantic & Pacific Tea Co., Inc.	77,889	1,876
Andersons, Inc.	53,286	1,820
Sanderson Farms, Inc.	54,993	1,780
Seaboard Corp.	1,472	1,774
^ Vector Group Ltd.	107,561	1,745
* Wild Oats Markets Inc.	105,909	1,713
* Pathmark Stores, Inc.	171,132	1,703
* Peet's Coffee & Tea Inc.	58,551	1,464
* Boston Beer Co., Inc. Class A	40,541	1,332
Ingles Markets, Inc.	49,484	1,305
* Elizabeth Arden, Inc.	79,869	1,291
* PriceSmart, Inc.	84,996	1,283
* Spectrum Brands Inc.	149,237	1,260
Spartan Stores, Inc.	73,901	1,249
* Smart & Final Inc.	67,577	1,154
The Topps Co., Inc.	128,017	1,147
MGP Ingredients, Inc.	53,435	1,137
Alico, Inc.	19,418	1,136
Imperial Sugar Co.	35,709	1,111
* Alliance One International, Inc.	249,851	1,024
Nash-Finch Co.	42,995	1,012
* Darling International, Inc.	231,567	970
* Green Mountain Coffee Roasters, Inc.	25,274	930
^ Mannatech, Inc.	49,720	881
Reddy Ice Holdings, Inc.	35,600	862
Farmer Brothers, Inc.	41,920	861
Coca-Cola Bottling Co.	13,626	845
Inter Parfums, Inc.	40,883	778
^ National Beverage Corp.	62,225	741
* Revlon, Inc. Class A	607,782	687
Arden Group Inc. Class A	5,441	633
* Natural Alternatives International, Inc.	66,537	611
Diamond Foods, Inc.	42,423	607
Premium Standard Farms Inc.	30,026	572
* Monterey Pasta Co.	149,786	566
United Guardian, Inc.	60,954	564
^* Star Scientific, Inc.	180,915	559
^* American Italian Pasta Co.	70,564	549
^* Lifeway Foods, Inc.	77,884	533
* Carrington Labs Inc.	125,451	494
* John B. Sanfilippo & Son, Inc.	47,429	484
^* Jones Soda Co.	43,200	387
* Maui Land & Pineapple Co., Inc.	11,377	338
^* Medifast, Inc.	38,409	333
* Omega Protein Corp.	49,446	321
Reliv International, Inc.	34,064	307
* Cusine Solutions, Inc.	47,200	271
Cal-Maine Foods, Inc.	40,774	270
* Schiff Nutrition International, Inc.	29,707	207
Rocky Mountain Chocolate Factory, Inc.	14,454	196
* Natrol, Inc.	133,258	191
* Katy Industries, Inc.	66,122	186
* Integrated Biopharma, Inc.	22,551	180
^* Parlux Fragrances, Inc.	33,970	173
* Zapata Corp.	18,072	122
Calavo Growers, Inc.	7,889	74
* IGI, Inc.	73,500	68
Golden Enterprises Inc.	7,562	25
* Vermont Pure Holdings, Ltd.	600	1

		308,403

Energy (7.4%)
GlobalSantaFe Corp.	924,322	46,207
Peabody Energy Corp.	1,024,533	37,682
Noble Energy, Inc.	684,535	31,208
* Ultra Petroleum Corp.	595,961	28,672
ENSCO International, Inc.	595,061	26,082
* Cameron International Corp.	432,844	20,911
* Newfield Exploration Co.	507,066	19,542
* Southwestern Energy Co.	652,009	19,475
* Grant Prideco, Inc.	506,270	19,253
Pioneer Natural Resources Co.	483,640	18,920
* Pride International, Inc.	632,313	17,338
Diamond Offshore Drilling, Inc.	230,786	16,702
Arch Coal, Inc.	556,620	16,092
Tesoro Petroleum Corp.	265,005	15,365
Patterson-UTI Energy, Inc.	644,133	15,305
* FMC Technologies Inc.	266,006	14,285
Range Resources Corp.	535,521	13,517
* Denbury Resources, Inc.	462,528	13,367
* Plains Exploration & Production Co.	297,663	12,773
* Helix Energy Solutions Group, Inc.	355,050	11,859
Frontier Oil Corp.	434,220	11,542
Cimarex Energy Co.	320,385	11,274
Tidewater Inc.	225,975	9,986
Helmerich & Payne, Inc.	416,690	9,596
* Veritas DGC Inc.	145,586	9,582
* Maverick Tube Corp.	146,643	9,507
Pogo Producing Co.	230,077	9,422
Cabot Oil & Gas Corp.	186,992	8,963
* Todco Class A	251,524	8,703
* Unit Corp.	187,923	8,639
* Superior Energy Services, Inc.	304,352	7,992
St. Mary Land & Exploration Co.	212,280	7,793
Overseas Shipholding Group Inc.	119,946	7,409
* Forest Oil Corp.	224,833	7,102
* TETRA Technologies, Inc.	290,418	7,016
* SEACOR Holdings Inc.	84,807	6,997
* Hanover Compressor Co.	379,355	6,912
^* Quicksilver Resources, Inc.	213,178	6,800
Massey Energy Co.	321,884	6,740
* Oceaneering International, Inc.	218,342	6,725
* Petrohawk Energy Corp.	641,489	6,659
^* Cheniere Energy, Inc.	222,454	6,609
* Mariner Energy Inc.	348,537	6,403
Holly Corp.	142,384	6,169
* Lone Star Technologies, Inc.	125,120	6,053
* Universal Compression Holdings, Inc.	112,623	6,020
* Whiting Petroleum Corp.	150,099	6,019
* Houston Exploration Co.	108,403	5,978
* NS Group Inc.	90,986	5,873
Foundation Coal Holdings, Inc.	177,172	5,735
OMI Corp.	259,307	5,630
* Oil States International, Inc.	192,914	5,305
* Global Industries Ltd.	339,870	5,288
* Grey Wolf, Inc.	789,420	5,273
* W-H Energy Services, Inc.	119,662	4,962
* Swift Energy Co.	118,532	4,957
* Atwood Oceanics, Inc.	109,886	4,942
Penn Virginia Corp.	75,736	4,802
* Comstock Resources, Inc.	174,374	4,734
* Encore Acquisition Co.	187,051	4,553
World Fuel Services Corp.	111,921	4,527
* Hydrill Co.	80,113	4,491
* Stone Energy Corp.	110,871	4,488
* Giant Industries, Inc.	54,777	4,448
Berry Petroleum Class A	154,144	4,341
General Maritime Corp.	109,124	3,992
^* Delta Petroleum Corp.	165,441	3,726
* Energy Partners, Ltd.	148,723	3,666
^* Rosetta Resources, Inc.	205,848	3,534
* EXCO Resources, Inc.	283,445	3,518
* Hornbeck Offshore Services, Inc.	104,774	3,510
* Complete Production Services, Inc.	172,122	3,398
USEC Inc.	352,127	3,395
Crosstex Energy, Inc.	36,684	3,286
* Bristow Group, Inc.	95,117	3,272
* Alpha Natural Resources, Inc.	203,982	3,215
Lufkin Industries, Inc.	59,900	3,170
* Parker Drilling Co.	440,072	3,116
* Dril-Quip, Inc.	45,475	3,078
* Parallel Petroleum Corp.	152,370	3,057
* ATP Oil & Gas Corp.	79,343	2,931
CARBO Ceramics Inc.	80,807	2,911
* Atlas America, Inc.	66,738	2,848
^* Input/Output, Inc.	285,768	2,838
* CNX Gas Corp.	116,333	2,695
* Petroleum Development Corp.	65,954	2,631
^* Rentech, Inc.	560,626	2,596
^* Evergreen Energy, Inc.	241,124	2,534
* Dresser Rand Group, Inc.	121,720	2,483
* Warren Resources Inc.	191,348	2,331
Western Refining, Inc.	93,517	2,173
* Newpark Resources, Inc.	384,299	2,048
* Gulfmark Offshore, Inc.	63,915	2,035
* International Coal Group, Inc.	450,393	1,901
W&T Offshore, Inc.	63,143	1,844
* Carrizo Oil & Gas, Inc.	68,895	1,777
* Vaalco Energy, Inc.	240,538	1,727
* PetroQuest Energy, Inc.	165,416	1,725
RPC Inc.	92,367	1,692
* Bill Barrett Corp.	68,184	1,675
* Hercules Offshore, Inc.	53,400	1,658
* Goodrich Petroleum Corp.	53,488	1,611
* Trico Marine Services, Inc.	46,550	1,571
^* Pacific Ethanol, Inc.	109,182	1,533
* Pioneer Drilling Co.	118,857	1,526
* Harvest Natural Resources, Inc.	147,010	1,522
^* Matrix Service Co.	113,811	1,490
* Bois d'Arc Energy, Inc.	96,433	1,475
* Arena Resources, Inc.	44,890	1,442
* NATCO Group Inc.	45,694	1,316
Gulf Island Fabrication, Inc.	49,054	1,280
Maritrans Inc.	34,331	1,256
* The Exploration Co. of Delaware, Inc.	130,718	1,251
* Horizon Offshore, Inc.	71,024	1,215
^* FX Energy, Inc.	218,729	1,116
^* GMX Resources Inc.	35,498	1,114
* Allis-Chalmers Energy Inc.	75,100	1,099
* Edge Petroleum Corp.	66,589	1,097
^* Ngas Resources Inc.	140,988	1,088
^* Toreador Resources Corp.	55,328	1,019
* Basic Energy Services Inc.	41,100	1,003
^* McMoRan Exploration Co.	56,063	995
Alon USA Energy, Inc.	32,200	950
^* Gasco Energy Inc.	349,900	945
MarkWest Hydrocarbon, Inc.	33,707	944
^* Syntroleum Corp.	192,780	923
^* Metretek Technologies, Inc.	74,600	891
* Brigham Exploration Co.	127,435	863
* Dawson Geophysical	27,848	827
* PHI Inc.	26,613	800
^* Transmeridian Exploration Inc.	201,050	794
^* OMNI Energy Services Corp.	104,162	790
* Double Eagle Petroleum Co.	41,457	784
* Clayton Williams Energy, Inc.	24,636	746
^* SulphCo, Inc.	119,900	745
* Westmoreland Coal Co.	37,806	744
^* VeraSun Energy Corp.	44,600	716
^* James River Coal Co.	64,400	679
* The Meridian Resource Corp.	220,074	673
* Endeavor International Corp.	250,901	672
* Bolt Technology Corp.	49,800	667
* Callon Petroleum Co.	47,373	642
* Quest Resource Corp.	68,000	604
* Union Drilling, Inc.	53,567	589
* Superior Well Services, Inc.	29,028	575
^* Credo Pete Corp.	40,767	552
* Mitcham Industries, Inc.	52,234	552
^* Tri-Valley Corp.	74,600	539
^* U.S. Energy Corp.	131,060	528
^* Aurora Oil & Gas Corp.	166,600	510
* Bronco Drilling Co., Inc.	27,509	484
^* Royale Energy, Inc.	105,244	420
^* Infinity, Inc.	103,964	413
^* Aventine Renewable Energy Holdings, Inc.	19,200	411
^* Harken Energy Corp.	699,584	399
* Cano Petroleum Inc.	96,800	391
* PHI Inc. Non-Voting	12,172	371
^* American Oil & Gas Inc.	60,100	308
* Abraxas Petroleum Corp.	94,800	290
* Natural Gas Services Group	20,600	266
Panhandle Royalty Co.	13,100	236
Barnwell Industries, Inc.	10,966	213
^* Hyperdynamics Corp.	63,300	168
* Penn Octane Corp.	242,076	162
* Contango Oil & Gas Co.	12,100	143
* Gulfport Energy Corp.	11,995	139
* Geomet, Inc.	11,605	109
* Warrior Energy Service Corp.	3,300	85
* T-3 Energy Services, Inc.	3,600	72
^* Tengasco, Inc.	35,590	29
Smith International, Inc.	660	26
* Dune Energy, Inc.	16,300	24
* Green Plains Renewable Energy, Inc.	600	11

		867,933

Financials (23.5%)
Host Marriott Corp. REIT	2,016,824	46,246
^* NYSE Group Inc.	605,236	45,241
General Growth Properties Inc. REIT	940,251	44,803
Avalonbay Communities, Inc. REIT	288,945	34,789
Fidelity National Financial, Inc.	683,363	28,462
^* CBOT Holdings, Inc. Class A	205,324	24,801
Everest Re Group, Ltd.	252,033	24,581
Hudson City Bancorp, Inc.	1,833,316	24,291
Developers Diversified Realty Corp. REIT	425,655	23,735
W.R. Berkley Corp.	652,864	23,105
Assurant, Inc.	401,281	21,432
The Macerich Co. REIT	278,759	21,286
Popular, Inc.	1,085,683	21,106
TD Ameritrade Holding Corp.	1,113,480	20,989
SL Green Realty Corp. REIT	177,896	19,871
Old Republic International Corp.	891,598	19,749
Duke Realty Corp. REIT	523,873	19,567
Radian Group, Inc.	317,052	19,023
AMB Property Corp. REIT	342,946	18,900
iStar Financial Inc. REIT	443,063	18,476
Regency Centers Corp. REIT	266,882	18,351
Mercantile Bankshares Corp.	490,110	17,776
White Mountains Insurance Group Inc.	34,386	17,088
^ Liberty Property Trust REIT	349,276	16,692
Associated Banc-Corp	512,824	16,667
Camden Property Trust REIT	218,963	16,643
Health Care Properties Investors REIT	532,475	16,533
New York Community Bancorp, Inc.	1,006,384	16,485
Leucadia National Corp.	628,978	16,460
First American Corp.	374,996	15,877
^ The St. Joe Co.	288,025	15,804
A.G. Edwards & Sons, Inc.	296,384	15,791
United Dominion Realty Trust REIT	522,119	15,768
Nuveen Investments, Inc. Class A	305,411	15,646
Ventas, Inc. REIT	403,548	15,553
* Markel Corp.	37,776	15,513
Federal Realty Investment Trust REIT	206,191	15,320
Colonial BancGroup, Inc.	600,274	14,707
The PMI Group Inc.	335,615	14,703
Eaton Vance Corp.	496,749	14,336
HCC Insurance Holdings, Inc.	434,747	14,294
Forest City Enterprise Class A	260,767	14,160
* CB Richard Ellis Group, Inc.	569,995	14,022
Brown & Brown, Inc.	453,757	13,867
* IntercontinentalExchange Inc.	184,591	13,857
Reckson Associates Realty Corp. REIT	323,067	13,827
Hospitality Properties Trust REIT	291,848	13,775
SEI Investments Co.	244,459	13,736
Weingarten Realty Investors REIT	306,384	13,181
TD Banknorth, Inc.	456,259	13,177
* Nasdaq Stock Market Inc.	433,083	13,096
Mack-Cali Realty Corp. REIT	242,307	12,552
Cullen/Frost Bankers, Inc.	215,903	12,484
UnionBanCal Corp.	204,310	12,442
Protective Life Corp.	271,412	12,417
* Conseco, Inc.	587,504	12,332
Wilmington Trust Corp.	276,398	12,314
* AmeriCredit Corp.	485,032	12,121
BRE Properties Inc. Class A REIT	200,365	11,968
Commerce Bancshares, Inc.	236,282	11,949
TCF Financial Corp.	445,944	11,724
Valley National Bancorp	454,165	11,613
^ Thornburg Mortgage, Inc. REIT	453,421	11,549
Jefferies Group, Inc.	400,052	11,401
Brandywine Realty Trust REIT	348,743	11,352
AmerUs Group Co.	165,394	11,248
Essex Property Trust, Inc. REIT	92,594	11,241
Rayonier Inc. REIT	296,561	11,210
Trizec Properties, Inc. REIT	386,288	11,168
Investors Financial Services Corp.	255,951	11,026
Pan Pacific Retail Properties, Inc. REIT	158,422	10,998
New Plan Excel Realty Trust REIT	405,974	10,982
IndyMac Bancorp, Inc.	265,911	10,945
Fulton Financial Corp.	672,348	10,885
Jones Lang LaSalle Inc.	124,532	10,645
Astoria Financial Corp.	344,370	10,613
Raymond James Financial, Inc.	361,686	10,576
Nationwide Financial Services, Inc.	219,046	10,536
Sky Financial Group, Inc.	421,546	10,496
CBL & Associates Properties, Inc. REIT	250,444	10,496
City National Corp.	156,501	10,495
Arthur J. Gallagher & Co.	393,014	10,482
Health Care Inc. REIT	252,477	10,102
Alexandria Real Estate Equities, Inc. REIT	107,312	10,066
HRPT Properties Trust REIT	832,848	9,953
Kilroy Realty Corp. REIT	129,002	9,719
Webster Financial Corp.	203,528	9,588
East West Bancorp, Inc.	241,314	9,558
Bank of Hawaii Corp.	195,648	9,422
StanCorp Financial Group, Inc.	210,586	9,398
People's Bank	235,611	9,333
Whitney Holdings Corp.	260,882	9,332
Taubman Co. REIT	209,302	9,297
* Philadelphia Consolidated Holding Corp.	227,002	9,030
Hanover Insurance Group Inc.	201,795	9,006
Colonial Properties Trust REIT	185,688	8,878
Realty Income Corp. REIT	353,559	8,736
American Financial Group, Inc.	179,680	8,432
Waddell & Reed Financial, Inc.	336,227	8,322
^ The First Marblehead Corp.	119,592	8,283
Post Properties, Inc. REIT	173,956	8,266
Highwood Properties, Inc. REIT	220,101	8,190
Nationwide Health Properties, Inc. REIT	305,054	8,157
First Industrial Realty Trust REIT	181,667	7,993
BancorpSouth, Inc.	286,953	7,966
Washington Federal Inc.	354,743	7,960
The South Financial Group, Inc.	305,038	7,940
* Investment Technology Group, Inc.	176,004	7,876
Crescent Real Estate, Inc. REIT	357,660	7,801
BioMed Realty Trust, Inc. REIT	254,047	7,708
First Midwest Bancorp, Inc.	201,848	7,648
Cathay General Bancorp	208,601	7,530
FirstMerit Corp.	324,608	7,521
Healthcare Realty Trust Inc. REIT	193,935	7,449
* Knight Capital Group, Inc. Class A	406,502	7,398
Corporate Office Properties Trust, Inc. REIT	164,303	7,354
Home Properties, Inc. REIT	128,304	7,334
International Securities Exchange, Inc.	154,466	7,243
^ Washington REIT	181,764	7,234
Mercury General Corp.	144,185	7,153
Texas Regional Bancshares, Inc.	184,747	7,104
Heritage Property Investment Trust REIT	194,165	7,079
LaSalle Hotel Properties REIT	162,139	7,027
Sunstone Hotel Investors, Inc. REIT	235,436	6,997
Unitrin, Inc.	158,288	6,992
^ New Century Financial Corp. REIT	176,031	6,920
Delphi Financial Group, Inc.	173,404	6,915
Erie Indemnity Co. Class A	129,094	6,761
UCBH Holdings, Inc.	384,329	6,710
BlackRock, Inc.	44,644	6,652
Umpqua Holdings Corp.	232,363	6,646
First Niagara Financial Group, Inc.	451,889	6,589
* ProAssurance Corp.	131,376	6,474
Westamerica Bancorporation	127,730	6,452
The Phoenix Cos., Inc.	458,177	6,414
Pennsylvania REIT	148,989	6,342
Hilb, Rogal and Hamilton Co.	146,359	6,242
* SVB Financial Group	138,324	6,175
Ohio Casualty Corp.	237,992	6,157
Selective Insurance Group	116,256	6,116
Maguire Properties, Inc. REIT	147,357	6,003
Reinsurance Group of America, Inc.	115,374	5,991
Zenith National Insurance Corp.	150,124	5,988
Strategic Hotels and Resorts, Inc. REIT	297,010	5,905
American Financial Realty Trust REIT	526,314	5,874
Trustmark Corp.	185,060	5,816
Potlatch Corp. REIT	156,265	5,797
Greater Bay Bancorp	204,827	5,778
Commerce Group, Inc.	188,806	5,674
NewAlliance Bancshares, Inc.	385,553	5,648
Mid-America Apartment Communities, Inc. REIT	90,849	5,562
United Bankshares, Inc.	149,371	5,560
Senior Housing Properties Trust REIT	258,552	5,518
* Alleghany Corp.	19,060	5,509
Hancock Holding Co.	101,992	5,462
Chittenden Corp.	189,270	5,430
Longview Fibre Co. REIT	266,979	5,425
Friedman, Billings, Ramsey Group, Inc. REIT	674,390	5,415
Capitol Federal Financial	151,243	5,378
Cousins Properties, Inc. REIT	156,796	5,364
* Trammell Crow Co.	146,517	5,349
Entertainment Properties Trust REIT	107,478	5,301
International Bancshares Corp.	178,070	5,285
Wintrust Financial Corp.	103,937	5,212
Old National Bancorp	272,772	5,210
Susquehanna Bancshares, Inc.	210,405	5,142
Pacific Capital Bancorp	189,130	5,101
* Piper Jaffray Cos., Inc.	83,942	5,089
National Retail Properties REIT	235,038	5,077
Downey Financial Corp.	75,520	5,025
LandAmerica Financial Group, Inc.	76,048	5,003
National Financial Partners Corp.	121,867	5,000
^ Park National Corp.	49,897	4,994
Provident Bankshares Corp.	134,037	4,966
DiamondRock Hospitality Co. REIT	292,858	4,864
Sterling Financial Corp.	149,327	4,843
FelCor Lodging Trust, Inc. REIT	240,235	4,817
Inland Real Estate Corp. REIT	274,743	4,813
Student Loan Corp.	24,786	4,763
First Citizens BancShares Class A	24,808	4,741
Cash America International Inc.	120,231	4,699
Spirit Finance Corp. REIT	402,455	4,672
MAF Bancorp, Inc.	112,124	4,630
Citizens Banking Corp.	173,928	4,567
Lexington Corporate Properties Trust REIT	214,927	4,552
Central Pacific Financial Co.	123,900	4,532
EastGroup Properties, Inc. REIT	90,204	4,498
Tanger Factory Outlet Centers, Inc. REIT	125,856	4,483
Glacier Bancorp, Inc.	130,818	4,470
First Community Bancorp	79,728	4,461
UMB Financial Corp.	121,506	4,443
First Republic Bank	102,976	4,383
BOK Financial Corp.	82,117	4,319
R.L.I. Corp.	84,847	4,309
Digital Realty Trust, Inc. REIT	135,926	4,257
Provident Financial Services Inc.	226,414	4,191
Franklin Street Properties Corp. REIT	209,450	4,160
Frontier Financial Corp.	159,763	4,144
U-Store-It Trust REIT	190,520	4,089
Equity Lifestyle Properties, Inc. REIT	88,141	4,029
Republic Bancorp, Inc.	302,127	4,027
F.N.B. Corp.	241,292	4,020
Alabama National BanCorporation	58,824	4,015
Boston Private Financial Holdings, Inc.	143,435	3,999
Sovran Self Storage, Inc. REIT	71,943	3,996
United Community Banks, Inc.	131,644	3,956
MB Financial, Inc.	107,271	3,955
* Argonaut Group, Inc.	126,494	3,925
PS Business Parks, Inc. REIT	64,729	3,903
Mills Corp. REIT	229,876	3,841
Extra Space Storage Inc. REIT	220,888	3,824
National Penn Bancshares Inc.	194,412	3,814
* First Federal Financial Corp.	67,157	3,809
Equity One, Inc. REIT	157,040	3,764
Sterling Bancshares, Inc.	185,016	3,747
Fremont General Corp.	266,038	3,722
Glimcher Realty Trust REIT	148,676	3,684
First BanCorp Puerto Rico	328,040	3,628
Greenhill & Co., Inc.	53,483	3,584
Highland Hospitality Corp. REIT	247,941	3,553
Fidelity Bankshares, Inc.	90,575	3,533
Omega Healthcare Investors, Inc. REIT	235,388	3,533
Equity Inns, Inc. REIT	221,857	3,532
* Signature Bank	113,776	3,519
Harbor Florida Bancshares, Inc.	78,939	3,498
Prosperity Bancshares, Inc.	102,216	3,479
CVB Financial Corp.	235,530	3,479
optionsXpress Holdings Inc.	124,220	3,463
Infinity Property & Casualty Corp.	83,742	3,444
^ Cascade Bancorp	91,434	3,433
Brookline Bancorp, Inc.	249,481	3,430
BankUnited Financial Corp.	129,744	3,382
Glenborough Realty Trust, Inc. REIT	130,791	3,365
Horace Mann Educators Corp.	174,901	3,363
^ TrustCo Bank NY	304,024	3,296
Acadia Realty Trust REIT	129,149	3,293
* Investors Bancorp, Inc.	217,442	3,281
* World Acceptance Corp.	74,177	3,262
PrivateBancorp, Inc.	71,126	3,252
NBT Bancorp, Inc.	139,127	3,236
Global Signal, Inc. REIT	63,865	3,230
Commercial Capital Bancorp, Inc.	199,470	3,180
First Commonwealth Financial Corp.	242,855	3,164
Hanmi Financial Corp.	160,218	3,140
Trustreet Properties, Inc. REIT	243,965	3,052
Amcore Financial, Inc.	100,584	3,047
First Charter Corp.	125,764	3,026
Chemical Financial Corp.	101,535	3,014
Bank Mutual Corp.	246,341	2,988
PFF Bancorp, Inc.	80,515	2,982
Financial Federal Corp.	110,505	2,962
* Triad Guaranty, Inc.	57,646	2,950
* Alexander's, Inc. REIT	9,341	2,898
* Move, Inc.	589,264	2,893
First Financial Bankshares, Inc.	75,676	2,887
Advance America Cash Advance Centers Inc.	200,166	2,886
City Holding Co.	71,826	2,864
Innkeepers USA Trust REIT	175,616	2,861
Corus Bankshares Inc.	127,376	2,848
^* Portfolio Recovery Associates, Inc.	64,605	2,834
Safety Insurance Group, Inc.	57,582	2,802
Community Bank System, Inc.	121,555	2,694
First Potomac REIT	89,066	2,692
S & T Bancorp, Inc.	82,756	2,690
Alfa Corp.	155,703	2,689
National Health Investors REIT	94,832	2,687
* GFI Group Inc.	48,357	2,674
Parkway Properties Inc. REIT	57,455	2,671
^ Fidelity National Title Group, Inc. Class A	126,887	2,660
W Holding Co., Inc.	448,172	2,649
Advanta Corp. Class A	77,355	2,628
BankAtlantic Bancorp, Inc. Class A	184,188	2,619
Westbanco Inc.	88,838	2,596
Community Banks, Inc.	96,499	2,586
Community Trust Bancorp Inc.	68,507	2,579
Stewart Information Services Corp.	73,672	2,562
Provident New York Bancorp, Inc.	186,996	2,558
^* LaBranche & Co. Inc.	245,691	2,548
Ramco-Gershenson Properties Trust REIT	78,872	2,520
^* Centennial Bank Holdings Inc.	259,237	2,509
* USI Holdings Corp.	185,193	2,509
* Ocwen Financial Corp.	167,886	2,502
* Accredited Home Lenders Holding Co.	68,823	2,473
Medical Properties Trust Inc. REIT	181,797	2,434
Capitol Bancorp Ltd.	54,077	2,406
* Pinnacle Financial Partners, Inc.	66,422	2,378
Sterling Financial Corp. (PA)	107,914	2,373
Northwest Bancorp, Inc.	93,031	2,372
^* CompuCredit Corp.	78,286	2,365
First Financial Bancorp	146,505	2,331
Saul Centers, Inc. REIT	50,933	2,292
^ Doral Financial Corp.	346,843	2,286
^ Odyssey Re Holdings Corp.	67,308	2,274
* Nelnet, Inc.	72,879	2,240
Harleysville Group, Inc.	64,025	2,240
Harleysville National Corp.	111,261	2,236
Mid-State Bancshares	81,345	2,226
Sun Communities, Inc. REIT	69,241	2,213
TierOne Corp.	65,178	2,211
* Franklin Bank Corp.	110,577	2,198
* EZCORP, Inc.	56,359	2,180
IBERIABANK Corp.	35,604	2,172
Getty Realty Holding Corp. REIT	73,195	2,143
BankFinancial Corp.	121,219	2,120
Banner Corp.	51,270	2,104
State National Bancshares, Inc.	54,509	2,071
FBL Financial Group, Inc. Class A	61,643	2,063
United Fire & Casualty Co.	65,702	2,056
Independent Bank Corp. (MI)	84,232	2,045
Independent Bank Corp. (MA)	62,862	2,044
Columbia Banking System, Inc.	63,721	2,040
* Navigators Group, Inc.	41,856	2,009
Seacoast Banking Corp. of Florida	66,228	2,000
Bank of the Ozarks, Inc.	58,818	1,992
State Auto Financial Corp.	65,191	1,992
National Western Life Insurance Co. Class A	8,591	1,975
* First Cash Financial Services, Inc.	95,678	1,970
Flagstar Bancorp, Inc.	135,237	1,968
Simmons First National Corp.	67,731	1,965
KNBT Bancorp Inc.	121,559	1,955
Integra Bank Corp.	76,596	1,936
Calamos Asset Management, Inc.	65,975	1,934
LTC Properties, Inc. REIT	79,698	1,933
Cohen & Steers, Inc.	59,720	1,933
Sandy Spring Bancorp, Inc.	54,550	1,929
Tower Group, Inc.	57,815	1,928
Dime Community Bancshares	130,845	1,927
GMH Communities Trust REIT	152,615	1,926
^* Tejon Ranch Co.	45,369	1,925
Kite Realty Group Trust REIT	111,422	1,899
Great American Financial Resources, Inc.	90,404	1,892
* Texas Capital Bancshares, Inc.	100,555	1,882
Ashford Hospitality Trust REIT	157,589	1,880
* Tradestation Group Inc.	124,444	1,875
Anchor Bancorp Wisconsin Inc.	65,637	1,875
First Source Corp.	62,763	1,853
Kearny Financial Corp.	121,996	1,852
Nara Bancorp, Inc.	101,214	1,851
Macatawa Bank Corp.	80,702	1,847
* Universal American Financial Corp.	114,123	1,834
* FPIC Insurance Group, Inc.	45,972	1,821
Universal Health Realty Income REIT	50,443	1,808
Correctional Properties Trust REIT	56,785	1,803
First Indiana Corp.	68,525	1,782
American Equity Investment Life Holding Co.	144,386	1,772
First Merchants Corp.	74,756	1,768
Investors Real Estate Trust REIT	180,835	1,765
ASTA Funding, Inc.	46,491	1,743
* CNA Surety Corp.	85,552	1,728
WSFS Financial Corp.	27,633	1,718
United Community Financial Corp.	138,679	1,709
Presidential Life Corp.	76,291	1,707
West Coast Bancorp	55,648	1,699
First Financial Holdings, Inc.	49,526	1,695
* American Physicians Capital, Inc.	35,023	1,694
21st Century Insurance Group	113,223	1,693
Ameris Bancorp	62,169	1,692
First Financial Corp. (IN)	52,641	1,680
Texas United Bancshares	50,707	1,673
Cedar Shopping Centers, Inc. REIT	103,304	1,670
Renasant Corp.	59,403	1,667
Midland Co.	37,974	1,645
Sterling Bancorp	83,613	1,644
SWS Group, Inc.	65,946	1,641
^* Virginia Commerce Bancorp, Inc.	73,585	1,634
Education Realty Trust, Inc. REIT	110,516	1,631
ITLA Capital Corp.	30,199	1,623
Irwin Financial Corp.	82,745	1,618
Suffolk Bancorp	50,619	1,616
Summit Bancshares, Inc.	57,052	1,604
American Campus Communities, Inc. REIT	62,400	1,592
S.Y. Bancorp, Inc.	53,603	1,590
* First Regional Bancorp	46,630	1,589
National Interstate Corp.	64,280	1,581
U.S.B. Holding Co., Inc.	71,262	1,572
Flag Financial Corp.	62,081	1,555
* Dollar Financial Corp.	70,985	1,549
Old Second Bancorp, Inc.	51,626	1,547
BancFirst Corp.	33,104	1,547
Midwest Banc Holdings, Inc.	62,504	1,526
* Aether Holdings, Inc.	254,676	1,513
^* Western Alliance Bancorp	45,700	1,504
^* Northern Empire Bancshares	52,721	1,477
Placer Sierra Bancshares	66,493	1,477
Wilshire Bancorp Inc.	77,453	1,475
Washington Trust Bancorp, Inc.	54,785	1,452
* The Bancorp Inc.	56,632	1,444
Great Southern Bancorp, Inc.	50,987	1,433
Cardinal Financial Corp.	129,170	1,416
Heritage Commerce Corp.	60,851	1,408
Center Financial Corp.	59,024	1,404
Partners Trust Financial Group, Inc.	130,745	1,400
Flushing Financial Corp.	79,951	1,399
AmericanWest Bancorporation	65,372	1,389
* Meadowbrook Insurance Group, Inc.	122,464	1,379
Yardville National Bancorp	38,627	1,377
First State Bancorporation	52,486	1,363
Associated Estates Realty Corp. REIT	87,859	1,359
First Busey Corp.	59,678	1,355
Omega Financial Corp.	45,056	1,355
Preferred Bank, Los Angeles	22,502	1,349
* PICO Holdings, Inc.	41,391	1,347
^ Capital City Bank Group, Inc.	42,887	1,334
PremierWest Bancorp	82,823	1,324
* Sun Bancorp, Inc. (NJ)	69,502	1,309
Horizon Financial Corp.	43,617	1,302
First Place Financial Corp.	56,959	1,291
Clifton Savings Bancorp, Inc.	114,640	1,286
BancTrust Financial Group, Inc.	46,103	1,286
TriCo Bancshares	51,869	1,284
Arrow Financial Corp.	50,239	1,274
Interchange Financial Services Corp.	56,244	1,272
Capital Corp. of the West	40,675	1,262
* Ace Cash Express, Inc.	42,137	1,259
Financial Institutions, Inc.	53,872	1,258
Farmers Capital Bank Corp.	36,808	1,247
^* Affordable Residential Communities REIT	128,652	1,247
* Superior Bancorp	107,644	1,238
Berkshire Hills Bancorp, Inc.	34,510	1,228
Capital Lease Funding, Inc. REIT	110,617	1,227
Union Bankshares Corp.	27,523	1,220
* SCPIE Holdings Inc.	51,774	1,219
* Thomas Weisel Partners Group, Inc.	75,068	1,205
Bank of Granite Corp.	68,548	1,202
* First Acceptance Corp.	104,466	1,200
^ GB&T Bancshares, Inc.	56,696	1,193
FNB Corp. (NC)	63,477	1,183
* Community Bancorp	38,587	1,177
Donegal Group Inc.	63,194	1,139
^* Stifel Financial Corp.	35,717	1,134
Gamco Investors Inc. Class A	29,485	1,122
FirstBank Corp.	39,859	1,110
^ West Bancorporation	64,713	1,107
Sizeler Property Investors, Inc. REIT	73,559	1,106
* Pacific Mercantile Bancorp	68,048	1,102
Greene County Bancshares	30,095	1,100
Charter Financial Corp.	27,458	1,098
Vineyard National Bancorp Co.	42,136	1,094
Willow Grove Bancorp, Inc.	69,494	1,088
First Bancorp (NC)	53,261	1,085
Baldwin & Lyons, Inc. Class B	44,749	1,084
Virginia Financial Group, Inc.	39,427	1,083
OceanFirst Financial Corp.	50,192	1,077
Winston Hotels, Inc. REIT	87,205	1,074
Tompkins Trustco, Inc.	23,569	1,071
Mercantile Bank Corp.	27,035	1,069
Southwest Bancorp, Inc.	40,873	1,055
Oriental Financial Group Inc.	88,531	1,055
R & G Financial Corp. Class B	140,843	1,049
City Bank Lynnwood (WA)	22,053	1,037
* Wauwatosa Holdings, Inc.	58,744	1,037
Windrose Medical Properties Trust REIT	58,500	1,034
MetroCorp Bancshares, Inc.	45,568	1,034
First Community Bancshares, Inc.	30,915	1,032
Mainsource Financial Group, Inc.	60,485	1,026
Security Bank Corp.	44,846	1,014
^ Heartland Financial USA, Inc.	39,408	1,012
MBT Financial Corp.	68,140	1,011
CoBiz Inc.	44,215	1,011
German American Bancorp	71,245	1,005
Bristol West Holdings, Inc.	68,768	1,001
NetBank, Inc.	165,262	1,000
Peoples Bancorp, Inc.	34,108	997
North Valley Bancorp	56,412	993
NYMAGIC, Inc.	31,239	990
^* MarketAxess Holdings, Inc.	93,907	983
BNP Residential Properties, Inc. REIT	41,347	982
ProCentury Corp.	65,329	980
Affirmative Insurance Holdings, Inc.	66,744	978
^ Univest Corp. of Pennsylvania	33,784	976
SCBT Financial Corp.	25,997	972
* Marlin Business Services Inc.	46,117	964
* PMA Capital Corp. Class A	108,873	960
^ Citizens & Northern Corp.	42,598	955
* Asset Acceptance Capital Corp.	58,737	954
Newmil Bancorp, Inc.	23,238	953
^ Lakeland Bancorp, Inc.	66,672	952
* Pennsylvania Commerce Bancorp, Inc.	35,932	948
Consolidated-Tomoka Land Co.	14,678	942
* EuroBancshares, Inc.	99,142	939
^* Citizens, Inc.	159,969	929
Lakeland Financial Corp.	39,432	927
^ Enterprise Financial Services Corp.	29,882	922
^ United Security Bancshares, Inc.	32,988	920
LSB Bancshares, Inc.	53,667	915
First United Corp.	42,633	909
* Capital Crossing Bank	31,107	905
* Seabright Insurance Holdings, Inc.	64,331	899
Capital Bank Corp.	50,868	894
^* The Enstar Group, Inc.	9,282	887
^ Center Bancorp, Inc.	53,756	882
FNB Financial Services Corp.	59,642	880
* Republic First Bancorp, Inc.	65,942	874
Direct General Corp.	64,443	867
* United Capital Corp.	32,488	867
Timberland Bancorp, Inc.	24,644	865
Abington Community Bankcorp, Inc.	57,368	862
Urstadt Biddle Properties Class A REIT	47,407	861
Pennfed Financial Services, Inc.	51,143	858
CFS Bancorp, Inc.	57,779	855
^* U.S. Global Investors, Inc. Class A	34,750	854
Republic Bancorp, Inc. Class A	40,206	850
Century Bancorp, Inc. Class A	33,004	849
BWC Financial Corp.	20,429	847
Peoples Bancorp of North Carolina	30,829	840
Kansas City Life Insurance Co.	18,429	839
Monmouth Real Estate Investment Corp. REIT	104,202	834
Heritage Financial Corp.	31,878	830
Community Bancorp Inc.	20,184	825
Thomas Properties Group, Inc.	63,910	821
Shore Bancshares, Inc.	28,328	814
* Dearborn Bancorp, Inc.	34,054	810
HMN Financial, Inc.	22,998	799
^ Colony Bankcorp, Inc.	38,227	799
Commercial Bankshares, Inc.	22,386	799
Bancorp Rhode Island Inc.	18,003	797
Atlantic Coast Federal Corp.	43,772	787
Exchange National Bancshares, Inc.	25,808	785
Sanders Morris Harris Group Inc.	62,384	780
Cooperative Bankshares, Inc.	42,808	778
Government Properties Trust, Inc. REIT	85,589	772
American Land Lease, Inc. REIT	32,411	770
Crawford & Co. Class B	113,010	767
* Ameriserv Financial Inc.	173,118	767
State Bancorp, Inc.	37,456	766
FNB Corp. (VA)	20,994	756
Supertel Hospitality, Inc. REIT	112,083	746
Clark, Inc.	65,857	742
American National Bankshares Inc.	31,172	738
Columbia Equity Trust Inc. REIT	44,200	736
Wainwright Bank & Trust Co.	68,922	726
Royal Bancshares of Pennsylvania, Inc.	26,592	720
* Encore Capital Group, Inc.	55,451	720
Provident Financial Holdings, Inc.	23,822	718
First Financial Service Corp.	23,951	718
Pacific Continental Corp.	39,183	713
Home Federal Bancorp, Inc.	45,569	709
* United Western Bancorp. Inc.	33,277	708
BRT Realty Trust REIT	24,555	697
^ Sierra Bancorp	22,194	694
National Health Realty Inc. REIT	34,401	685
First Security Group Inc.	58,934	679
K-Fed Bancorp	42,416	679
Coastal Financial Corp.	53,727	677
^ First South Bancorp, Inc.	22,100	676
Southside Bancshares, Inc.	25,304	675
Meta Financial Group, Inc.	27,304	672
Urstadt Biddle Properties REIT	38,700	664
Home Federal Bancorp	23,821	661
* Credit Acceptance Corp.	22,223	660
Westfield Financial, Inc.	20,722	658
Agree Realty Corp. REIT	20,021	658
Camden National Corp.	16,282	655
^* Temecula Valley Bancorp, Inc.	27,551	654
^* QC Holdings Inc.	54,699	653
Merchants Bancshares, Inc.	27,480	651
Mission West Properties Inc. REIT	57,066	651
Republic Property Trust REIT	59,000	650
Camco Financial Corp.	48,575	645
Independence Holding Co.	29,349	639
First M&F Corp.	34,662	634
Taylor Capital Group, Inc.	21,167	625
EMC Insurance Group, Inc.	21,684	625
* Intervest Bancshares Corp.	14,250	621
Guaranty Federal Bancshares, Inc.	21,655	620
One Liberty Properties, Inc. REIT	27,600	618
Rainier Pacific Financial Group Inc.	33,736	614
TF Financial Corp.	19,962	612
^ Summit Financial Group, Inc.	32,786	602
* United PanAm Financial Corp.	38,865	602
^ Smithtown Bancorp, Inc.	22,237	600
Massbank Corp.	18,420	600
National Bankshares, Inc.	26,278	599
Santander BanCorp	31,070	587
Hersha Hospitality Trust REIT	60,700	583
* Rewards Network Inc.	119,196	580
Republic Companies Group, Inc.	28,382	565
Northrim Bancorp Inc.	21,195	560
^* ZipRealty, Inc.	75,182	553
TIB Financial Corp.	17,300	552
Unity Bancorp, Inc.	35,410	540
^ NASB Financial Inc.	13,444	535
MutualFirst Financial Inc.	25,145	520
Community Capital Corp.	23,442	509
Citizens South Banking Corp.	39,093	508
Peapack Gladstone Financial Corp.	20,619	505
* American Independence Corp.	44,133	503
* The Washington Savings Bank	53,258	500
Beverly Hills Bancorp Inc.	61,144	499
* Consumer Portfolio Services, Inc.	85,663	496
Jefferson Bancshares, Inc.	36,985	492
Southern Community Financial Corp.	48,993	476
^ United Security Bancshares (CA)	20,886	471
UMH Properties, Inc. REIT	30,106	465
Columbia Bancorp (OR)	18,906	465
* AmeriVest Properties, Inc. REIT	94,702	464
Citizens 1st Bancorp, Inc.	17,970	458
Centerstate Banks of Florida	22,662	456
Millennium Bankshares Corp.	51,806	453
Eagle Bancorp, Inc.	24,083	450
Peoples Community Bancorp	23,466	446
Oak Hill Financial, Inc.	17,875	443
PMC Commercial Trust REIT	31,104	435
America First Apartment Investors, Inc. REIT	25,830	431
Fidelity Southern Corp.	23,251	425
Firstbank Corp.	17,755	421
Gateway Financial Holdings, Inc.	29,332	419
MicroFinancial Inc.	126,520	412
Brooke Corp.	31,198	406
AmREIT, Inc. REIT	55,300	405
* First Albany Cos. Inc.	96,389	405
* KMG America Corp.	54,174	398
Cascade Financial Corp.	24,033	394
Pulaski Financial Corp.	23,285	383
* Valley Bancorp	8,500	376
^* HouseValues, Inc.	62,696	366
* Specialty Underwriters' Alliance, Inc.	44,000	365
Northern States Financial Corp.	18,223	346
* Newtek Business Services, Inc.	195,227	342
First Mutual Bancshares, Inc.	12,414	338
Yadkin Valley Bank and Trust Co.	21,401	333
Bryn Mawr Bank Corp.	14,976	331
* Diamond Hill Investment Group	5,231	331
Synergy Financial Group, Inc.	20,202	325
Wilshire Enterprises, Inc.	67,596	324
Cadence Financial Corp.	15,937	323
Presidential Realty Corp. REIT	46,000	322
Eagle Hospitality Properties Trust Inc. REIT	34,400	320
First of Long Island Corp.	7,193	318
Home Bancshares Inc.	14,395	318
1st Independence Financial Group, Inc.	18,004	318
* Financial Industries Corp.	37,626	317
* Penn Treaty American Corp.	41,800	307
Westwood Holdings Group, Inc.	15,126	303
Pamrapo Bancorp, Inc.	15,495	299
Winthrop Realty Trust Inc. REIT	46,283	299
* James River Group Inc.	10,024	294
Gladstone Commercial Corp. REIT	14,547	292
Bank of Marin (CA)	9,235	291
ESB Financial Corp.	25,634	282
Ames National Corp.	13,057	280
* Cowen Group, Inc.	17,274	273
First Defiance Financial Corp.	9,344	267
Riverview Bancorp Inc.	19,698	266
Delta Financial Corp.	27,412	251
Federal Agricultural Mortgage Corp. Class C	9,305	246
PAB Bankshares, Inc.	12,306	244
UnionBancorp Inc.	12,032	234
Federal Agricultural Mortgage Corp. Class A	12,788	228
Advanta Corp. Class B	6,048	223
Donegal Group Inc.	9,976	202
^* Cash Systems, Inc.	28,398	199
Premier Community Bankshares, Inc.	9,203	195
Heritage Financial Group	12,613	195
* Amerisafe Inc.	18,200	178
* FirstCity Financial Corp.	16,863	178
Monarch Community Bancorp, Inc.	15,399	169
Leesport Financial Corp.	7,247	168
Feldman Mall Properties, Inc. REIT	15,009	166
* Ocean Shore Holding Co.	12,899	165
Prudential Bancorp, Inc. of Pennsylvania	12,508	165
Mercer Insurance Group, Inc.	6,319	163
* Bancshares of Florida Inc.	6,900	145
Middleburg Financial Corp.	3,997	137
Legacy Bancorp, Inc.	8,497	132
American Bancorp of New Jersey, Inc.	9,900	117
SI Financial Group, Inc.	9,525	112
Washington Banking Co.	6,071	108
* Southcoast Financial Corp.	4,955	105
* Penson Worldwide, Inc.	5,300	95
IBT Bancorp, Inc.	2,200	92
* Grubb & Ellis Co.	8,900	86
* Ladenburg Thalmann Financial Services, Inc.	59,935	63
* AmCOMP, Inc.	6,300	61
American River Bankshares	2,436	60
* Brooklyn Federal Bancorp	4,321	56
* Malan Realty Investors, Inc. REIT	49,200	46
Cogdell Spencer Inc. REIT	1,600	33
* Central Jersy Bancorp	2,728	26
* Horizon Group Properties, Inc. REIT	3,415	19
Wellsford Real Properties Inc.	2,100	15
Investors Capital Holdings, Ltd.	2,700	14
Penns Woods Bancorp, Inc.	368	14
Rockville Financial, Inc.	900	13
* Bridge Capital Holdings	429	10
PAULA Financial	3,100	8
Princeton National Bancorp, Inc.	208	7
* Transcontinental Realty Investors, Inc. REIT	500	7
* Nicholas Financial Inc.	400	6
Mercantile Bancorp, Inc	200	4
Alliance financial Corp.	100	3
* Vesta Insurance Group, Inc.	32,126	-
* Transnational Financial Network	100	-

		2,770,406

Health Care (12.6%)
* Genentech, Inc.	1,797,632	148,664
* Celgene Corp.	1,360,551	58,912
* Varian Medical Systems, Inc.	503,838	26,900
* DaVita, Inc.	400,711	23,189
^* Sepracor Inc.	423,771	20,527
Omnicare, Inc.	470,573	20,277
* Health Net Inc.	449,754	19,573
* Amylin Pharmaceuticals, Inc.	413,673	18,231
DENTSPLY International Inc.	596,648	17,965
* Henry Schein, Inc.	341,990	17,147
* Covance, Inc.	247,611	16,436
* Endo Pharmaceuticals Holdings, Inc.	499,976	16,274
* Vertex Pharmaceuticals, Inc.	468,232	15,756
* Intuitive Surgical, Inc.	142,725	15,050
* Triad Hospitals, Inc.	340,934	15,011
* Cephalon, Inc.	235,622	14,550
Pharmaceutical Product Development, Inc.	399,375	14,254
Beckman Coulter, Inc.	240,814	13,861
* Community Health Systems, Inc.	366,753	13,698
Hillenbrand Industries, Inc.	238,333	13,580
Dade Behring Holdings Inc.	333,422	13,390
Universal Health Services Class B	220,901	13,239
* Invitrogen Corp.	207,423	13,153
* Lincare Holdings, Inc.	363,295	12,585
* Emdeon Corp.	1,070,190	12,532
* Millennium Pharmaceuticals, Inc.	1,223,096	12,170
* ResMed Inc.	294,710	11,862
* VCA Antech, Inc.	322,558	11,631
* Cerner Corp.	255,233	11,588
* Charles River Laboratories, Inc.	264,615	11,487
* IDEXX Laboratories Corp.	120,628	10,994
* Respironics, Inc.	281,474	10,868
* Cytyc Corp.	435,842	10,669
* Edwards Lifesciences Corp.	226,221	10,540
* Gen-Probe Inc.	209,713	9,833
Cooper Cos., Inc.	178,384	9,544
* Advanced Medical Optics, Inc.	229,818	9,089
* PDL BioPharma Inc.	465,558	8,939
* Pediatrix Medical Group, Inc.	195,180	8,900
* Hologic, Inc.	204,258	8,889
^* OSI Pharmaceuticals, Inc.	231,363	8,683
* Sierra Health Services, Inc.	217,668	8,237
* LifePoint Hospitals, Inc.	232,533	8,213
* Techne Corp.	160,164	8,146
Mentor Corp.	160,849	8,105
* ImClone Systems, Inc.	276,966	7,844
Valeant Pharmaceuticals International	377,319	7,463
* Andrx Group	300,210	7,334
Medicis Pharmaceutical Corp.	220,915	7,147
* Psychiatric Solutions, Inc.	205,865	7,018
* Kinetic Concepts, Inc.	208,346	6,555
STERIS Corp.	259,166	6,236
* WellCare Health Plans Inc.	110,036	6,231
* Kyphon Inc.	166,479	6,230
* Healthways, Inc.	139,511	6,222
* AMERIGROUP Corp.	210,277	6,214
* Human Genome Sciences, Inc.	534,521	6,168
* Immucor Inc.	274,579	6,153
* Alkermes, Inc.	387,015	6,134
* Magellan Health Services, Inc.	143,262	6,103
* Affymetrix, Inc.	274,456	5,917
* Illumina, Inc.	177,995	5,881
* Varian, Inc.	125,676	5,765
* Myogen, Inc.	161,599	5,669
* ICOS Corp.	225,541	5,652
* MGI Pharma, Inc.	316,199	5,442
* PSS World Medical, Inc.	270,596	5,409
* Bio-Rad Laboratories, Inc. Class A	75,915	5,369
Owens & Minor, Inc. Holding Co.	162,754	5,353
^* Nektar Therapeutics	364,315	5,250
* American Medical Systems Holdings, Inc.	282,573	5,208
* Sunrise Senior Living, Inc.	171,643	5,127
* Ventana Medical Systems, Inc.	124,812	5,096
* Haemonetics Corp.	108,754	5,090
* Medarex, Inc.	468,808	5,035
Perrigo Co.	294,410	4,996
* ArthroCare Corp.	105,844	4,960
* BioMarin Pharmaceutical Inc.	347,272	4,942
West Pharmaceutical Services, Inc.	125,486	4,928
* Cubist Pharmaceuticals, Inc.	220,819	4,801
* United Therapeutics Corp.	89,708	4,713
* The Medicines Co.	203,841	4,599
* Theravance, Inc.	169,215	4,576
* United Surgical Partners International, Inc.	179,766	4,464
* Kos Pharmaceuticals, Inc.	89,690	4,432
* LifeCell Corp.	135,211	4,356
* Alexion Pharmaceuticals, Inc.	127,670	4,338
* Intermagnetics General Corp.	157,274	4,254
* Dionex Corp.	80,954	4,124
Alpharma, Inc. Class A	172,820	4,042
PolyMedica Corp.	93,581	4,006
* Allscripts Healthcare Solutions, Inc.	178,013	3,996
* Myriad Genetics, Inc.	160,519	3,957
* DJ Orthopedics Inc.	92,117	3,826
* Nuvelo, Inc.	209,735	3,826
* Genesis Healthcare Corp.	79,574	3,790
* inVentiv Health, Inc.	117,958	3,778
* PAREXEL International Corp.	109,836	3,634
* Viasys Healthcare Inc.	130,929	3,566
* Kindred Healthcare, Inc.	117,495	3,493
LCA-Vision Inc.	83,879	3,465
* Regeneron Pharmaceuticals, Inc.	219,355	3,442
Chemed Corp.	105,784	3,413
* Inverness Medical Innovations, Inc.	98,124	3,411
* ViroPharma Inc.	279,003	3,395
* Apria Healthcare Group Inc.	171,648	3,388
* K-V Pharmaceutical Co. Class A	140,011	3,318
* HealthExtras, Inc.	113,907	3,225
* Biosite Inc.	69,713	3,223
Brookdale Senior Living Inc.	68,647	3,187
^* Telik, Inc.	178,128	3,169
* Wright Medical Group, Inc.	128,781	3,123
* Digene Corp.	72,082	3,110
* Eclipsys Corp.	172,405	3,088
* Per-Se Technologies, Inc.	134,276	3,059
* Thoratec Corp.	195,948	3,059
Invacare Corp.	129,304	3,041
^* Foxhollow Technologies Inc.	87,438	2,990
* Conor Medsystems, Inc.	125,035	2,947
* Integra LifeSciences Holdings	77,768	2,915
Analogic Corp.	56,402	2,895
^* Onyx Pharmaceuticals, Inc.	167,256	2,892
* Centene Corp.	174,409	2,867
^* Martek Biosciences Corp.	130,775	2,813
* Palomar Medical Technologies, Inc.	65,978	2,784
* Exelixis, Inc.	315,826	2,751
* CONMED Corp.	130,221	2,749
* Abraxis Bioscience, Inc.	97,225	2,701
^* WebMD Health Corp. Class A	78,404	2,692
* Noven Pharmaceuticals, Inc.	111,465	2,689
* AmSurg Corp.	120,636	2,685
* ICU Medical, Inc.	57,582	2,619
Arrow International, Inc.	81,840	2,603
* Par Pharmaceutical Cos. Inc.	142,612	2,601
* Amedisys Inc.	64,576	2,562
* Matria Healthcare, Inc.	91,767	2,550
^* Align Technology, Inc.	221,041	2,515
* Salix Pharmaceuticals, Ltd.	183,671	2,491
* Nuvasive, Inc.	120,158	2,416
* Ligand Pharmaceuticals Inc. Class B	239,875	2,408
^* MannKind Corp.	123,591	2,348
* The TriZetto Group, Inc.	155,071	2,348
* Luminex Corp.	127,538	2,325
* Adolor Corp.	161,924	2,246
* Zymogenetics, Inc.	130,329	2,199
* Sciele Pharma, Inc.	114,701	2,161
* Pharmion Corp.	99,914	2,153
* Molina Healthcare Inc.	60,411	2,136
* PRA International	80,027	2,136
* Symmetry Medical Inc.	141,028	2,128
^* AtheroGenics, Inc.	161,049	2,121
* IntraLase Corp.	107,035	2,110
* AMN Healthcare Services, Inc.	88,293	2,097
^* SurModics, Inc.	58,812	2,065
^* New River Pharmaceuticals Inc.	79,832	2,054
* Vital Images, Inc.	64,810	2,047
^* CV Therapeutics, Inc.	182,171	2,029
^* InterMune Inc.	122,878	2,018
* SonoSite, Inc.	70,537	2,003
* Odyssey Healthcare, Inc.	139,590	1,979
Cambrex Corp.	94,213	1,951
* Greatbatch, Inc.	85,758	1,940
* Keryx Biopharmaceuticals, Inc.	163,112	1,930
* Bruker BioSciences Corp.	267,993	1,879
* Conceptus, Inc.	104,948	1,857
* Radiation Therapy Services, Inc.	62,732	1,834
* Adams Respiratory Therapeutics, Inc.	49,966	1,828
Datascope Corp.	54,480	1,823
* Senomyx, Inc.	117,734	1,810
Vital Signs, Inc.	31,692	1,794
* Kendle International Inc.	55,985	1,793
* Abaxis, Inc.	75,469	1,765
Meridian Bioscience Inc.	74,506	1,752
* Omnicell, Inc.	97,211	1,739
^* Geron Corp.	276,698	1,735
* Quidel Corp.	120,952	1,708
* Arena Pharmaceuticals, Inc.	140,825	1,687
* Phase Forward Inc.	139,797	1,669
* Merit Medical Systems, Inc.	122,767	1,667
* Isis Pharmaceuticals, Inc.	229,551	1,648
* Neurocrine Biosciences, Inc.	151,883	1,633
* OraSure Technologies, Inc.	202,690	1,630
* Dendrite International, Inc.	166,072	1,624
* Pozen Inc.	125,677	1,616
* Spectranetics Corp.	133,932	1,567
* Progenics Pharmaceuticals, Inc.	66,518	1,560
* Connetics Corp.	141,156	1,539
* Gentiva Health Services, Inc.	92,645	1,523
^* ev3 Inc.	88,907	1,512
^* Pharmanet Development Group, Inc.	77,207	1,500
^* Idenix Pharmaceuticals Inc.	153,759	1,491
CNS, Inc.	51,460	1,453
* Cross Country Healthcare, Inc.	84,749	1,441
* Res-Care, Inc.	71,624	1,439
^* Cyberonics, Inc.	81,462	1,428
^* Penwest Pharmaceuticals Co.	84,953	1,414
^* Alnylam Pharmaceuticals Inc.	97,793	1,409
* Sun Healthcare Group Inc.	131,025	1,407
* Encore Medical Corp.	223,332	1,407
* Advanced Magnetics, Inc.	41,121	1,402
^* Northfield Laboratories, Inc.	96,887	1,391
* Enzon Pharmaceuticals, Inc.	168,447	1,390
* Momenta Pharmaceuticals, Inc.	102,131	1,381
* Medical Action Industries Inc.	51,224	1,377
Landauer, Inc.	27,141	1,377
* eResearch Technology, Inc.	169,379	1,374
* Tanox, Inc.	115,496	1,365
* Nabi Biopharmaceuticals	235,441	1,361
* Cepheid, Inc.	185,131	1,337
* SuperGen, Inc.	285,616	1,331
* Kensey Nash Corp.	44,818	1,312
* Symbion, Inc.	71,437	1,312
^* Indevus Pharmaceuticals, Inc.	220,111	1,303
^* ABIOMED, Inc.	87,376	1,292
^* Peregrine Pharmaceuticals, Inc.	1,008,016	1,280
* Rigel Pharmaceuticals, Inc.	122,713	1,260
* BioCryst Pharmaceuticals, Inc.	100,872	1,258
* Emageon Inc.	80,210	1,250
^* Stereotaxis Inc.	118,506	1,227
* Five Star Quality Care, Inc.	113,894	1,225
* Incyte Corp.	288,672	1,221
* TriPath Imaging, Inc.	133,964	1,210
^* Nastech Pharmaceutical Co., Inc.	78,776	1,202
^* Enzo Biochem, Inc.	97,579	1,189
* Dendreon Corp.	261,034	1,167
* Xenoport Inc.	56,777	1,157
* MedCath Corp.	37,957	1,142
* CorVel Corp.	32,545	1,142
^* Neurometrix Inc.	58,997	1,122
* I-Flow Corp.	92,678	1,114
^* Pain Therapeutics, Inc.	128,662	1,109
^* Cell Genesys, Inc.	242,422	1,108
National Healthcare Corp.	20,484	1,101
* STAAR Surgical Co.	144,410	1,086
^* Cell Therapeutics, Inc.	634,251	1,085
* Zoll Medical Corp.	30,200	1,084
^* Emisphere Technologies, Inc.	127,639	1,079
* Diversa Corp.	132,513	1,063
* ThermoGenesis Corp.	273,243	1,057
* Albany Molecular Research, Inc.	112,844	1,056
* Rural/Metro Corp.	120,762	1,054
* Molecular Devices Corp.	56,818	1,051
* Lexicon Genetics Inc.	276,368	1,042
* Anika Resh Inc.	77,671	1,035
* Durect Corp.	251,137	1,030
* Somanetics Corp.	50,942	1,017
^* CuraGen Corp.	295,063	1,015
* Maxygen Inc.	120,944	1,005
* Inspire Pharmaceuticals, Inc.	196,081	998
* Cholestech Corp.	82,882	995
* XOMA Ltd.	520,617	984
* RehabCare Group, Inc.	74,248	973
^* Aastrom Biosciences, Inc.	838,008	972
* Accelrys Inc.	152,386	959
* Collagenex Pharmaceuticals, Inc.	73,452	954
^* Insmed Inc.	698,290	950
Option Care, Inc.	70,892	949
* Natus Medical Inc.	69,478	948
Computer Programs and Systems, Inc.	28,891	947
* Encysive Pharmaceuticals, Inc.	219,677	945
^* GTx, Inc.	102,120	944
* Savient Pharmaceuticals Inc.	144,472	940
* MWI Veterinary Supply Inc.	27,924	936
* US Physical Therapy, Inc.	77,930	929
* Panacos Pharmaceuticals Inc.	186,053	923
* Healthspring, Inc.	47,900	922
* Aspect Medical Systems, Inc.	53,993	922
* Vivus, Inc.	247,193	915
^* Bradley Pharmaceuticals, Inc.	56,748	903
* Merge Technologies, Inc.	131,001	901
^* Columbia Laboratories Inc.	260,325	901
* ARIAD Pharmaceuticals, Inc.	206,158	899
* Allos Therapeutics Inc.	238,082	898
* Matrixx Initiatives, Inc.	46,956	894
* Trimeris, Inc.	101,476	893
^* Avanir Pharmaceuticals Class A	126,149	873
^* Dexcom Inc.	78,222	871
^* Solexa, Inc.	98,000	864
* Candela Corp.	78,168	853
* NMT Medical, Inc.	55,092	851
^* Novavax, Inc.	222,226	842
* Cutera, Inc.	31,581	840
* Angiodynamics Inc.	40,302	835
* IRIS International, Inc.	72,350	832
* LHC Group Inc.	37,222	831
* Radiologix Inc.	206,301	825
* Array BioPharma Inc.	95,416	813
* Heska Corp.	475,223	803
* Sirna Therapeutics, Inc.	141,962	791
^* Renovis, Inc.	57,437	790
* Dyax Corp.	234,184	780
^* Discovery Laboratories, Inc.	365,734	779
* Alliance Imaging, Inc.	99,471	777
^* Advancis Pharmaceutical Corp.	128,716	770
Young Innovations, Inc.	21,351	768
* ArQule, Inc.	182,112	767
^* Hythiam Inc.	105,485	762
* HealthTronics Surgical Services, Inc.	123,347	761
^* Santarus Inc.	102,554	761
* Curis, Inc.	555,124	761
^* Avigen, Inc.	147,034	760
* Cytokinetics, Inc.	118,063	759
* SONUS Pharmaceuticals, Inc.	159,838	750
* Repligen Corp.	219,476	746
* Air Methods Corp.	31,592	746
* HMS Holdings Corp.	59,056	745
* Neogen Corp.	34,060	738
^* AVI BioPharma, Inc.	202,061	733
* Amicas, Inc.	245,408	731
* Providence Service Corp.	26,450	730
^* SciClone Pharmaceuticals, Inc.	311,088	722
* Endologix, Inc.	179,653	720
* ImmunoGen, Inc.	203,238	719
* Cerus Corp.	129,447	718
* Dialysis Corporation of America	53,740	717
^* Emeritus Corp.	33,287	717
* Medtox Scientific, Inc.	71,914	707
* Osteotech, Inc.	172,319	705
* Cantel Medical Corp.	50,650	704
* Monogram Biosciences, Inc.	458,700	702
* Adeza Biomedical Corp.	42,606	699
^* Repros Therapeutics, Inc.	90,174	699
* Bioenvision, Inc.	126,615	698
* Enpath Medical, Inc.	64,947	696
* Bioveris Corp.	74,037	695
* America Service Group Inc.	53,387	695
* Covalent Group, Inc.	216,415	693
* Regeneration Technologies, Inc.	98,481	691
^* Sangamo BioSciences, Inc.	122,723	682
* NeoPharm, Inc.	140,511	681
* Bentley Pharmaceuticals, Inc.	56,690	680
* National Medical Health Card Systems, Inc.	43,589	678
* American Dental Partners, Inc.	40,939	677
* Rita Medical Systems, Inc.	214,927	677
* Cardiac Science Corp.	89,674	664
* E-Z-EM, Inc.	41,368	653
* Caliper Life Sciences, Inc.	133,552	652
^* StemCells, Inc.	305,838	651
* BioSphere Medical Inc.	98,610	651
* Iridex Corp.	74,067	648
* Neurogen Corp.	95,902	646
* Pharmacopeia Drug Discovery Inc.	168,662	639
* Cypress Bioscience, Inc.	87,445	638
^* SIGA Technologies, Inc.	436,309	633
Psychemedics Corp.	37,303	630
* Cotherix, Inc.	88,670	626
^* Genta Inc.	799,951	624
* Seattle Genetics, Inc.	127,727	621
* Embrex, Inc.	52,379	618
* EntreMed, Inc.	327,854	610
^* Acadia Pharmaceuticals Inc.	70,554	610
^* Auxilium Pharmaceuticals, Inc.	59,108	598
* PhotoMedex, Inc.	365,542	596
* Harvard Bioscience, Inc.	131,881	593
^* Paincare Holdings Inc.	410,738	591
* PDI, Inc.	50,794	590
* Oxigene, Inc.	150,376	588
^* Nanogen, Inc.	325,327	579
* Bio-Reference Laboratories, Inc.	25,682	577
* VNUS Medical Technologies, Inc.	86,511	575
* Orthovita, Inc.	164,488	574
Hooper Holmes, Inc.	169,605	572
^* Immunomedics Inc.	316,910	564
* CryoLife Inc.	87,250	563
* Possis Medical Inc.	56,632	558
* NPS Pharmaceuticals Inc.	145,834	556
^* Akorn, Inc.	152,600	551
^* Cortex Pharmaceuticals, Inc.	175,907	531
* Vascular Solutions, Inc.	68,231	529
* Altus Pharmaceuticals, Inc.	33,100	529
^* Ciphergen Biosystems, Inc.	390,807	520
* Medical Staffing Network Holdings, Inc.	83,001	516
^* NitroMed, Inc.	162,235	514
^* GTC Biotherapeutics, Inc.	412,218	511
* Urologix, Inc.	180,372	507
* Inhibitex Inc.	326,688	500
* Allion Healthcare Inc.	118,742	496
* BioScrip Inc.	164,343	496
* Hi-Tech Pharmacal Co., Inc.	39,237	496
* AVANT Immunotherapeutics, Inc.	376,544	493
* National Dentex Corp.	25,097	493
^* DepoMed, Inc.	120,286	491
* Exact Sciences Corp.	240,385	488
* Hanger Orthopedic Group, Inc.	74,138	488
* Vion Pharmaceuticals, Inc.	438,865	478
* ViaCell, Inc.	113,499	477
* EPIX Pharmaceuticals Inc.	114,101	472
* Horizon Health Corp.	30,554	467
^* ADVENTRX Pharmaceuticals, Inc.	169,999	466
* VistaCare, Inc.	44,453	462
* Lifecore Biomedical Inc.	32,187	454
^* Threshold Pharmaceuticals, Inc.	174,089	447
^* BioLase Technology, Inc.	70,932	443
^* Lipid Sciences, Inc.	247,344	443
* Metabasis Therapeutics, Inc.	78,462	441
* Bioanalytical Systems, Inc.	83,596	440
* Sonic Innovations, Inc.	105,631	433
^* CYTOGEN Corp.	184,166	431
* Axonyx Inc.	465,353	419
^* Acusphere, Inc.	115,658	418
* Third Wave Technologies	92,625	415
^* Nutrition 21 Inc.	240,790	412
* AP Pharma Inc.	382,501	409
^* SCOLR Pharma Inc.	66,100	397
^* ATS Medical, Inc.	168,014	397
* Theragenics Corp.	137,377	396
* SRI/Surgical Express, Inc.	90,661	394
* Anadys Pharmaceuticals Inc.	135,662	393
^* Tercica, Inc.	73,520	392
* Oscient Pharmaceuticals	378,849	390
* Visicu, Inc.	43,279	388
* Nutraceutical International Corp.	28,412	388
^* Neurobiological Technologies, Inc.	161,542	384
^* Hana Biosciences, Inc.	55,300	379
* Orchid Cellmark, Inc.	163,179	379
* Kosan Biosciences, Inc.	78,297	378
* Capital Senior Living Corp.	40,384	374
* Mediware Information Systems, Inc.	47,259	372
^* Hemispherx Biopharma, Inc.	196,692	368
* Q-Med, Inc.	71,434	366
* Barrier Therapeutics Inc.	56,575	365
^* Pharmacyclics, Inc.	74,944	364
* Immunicon Corp.	82,922	363
* Novamed, Inc.	45,223	356
Stratagene Holding Corp.	54,544	353
* Synovis Life Technologies, Inc.	48,300	351
^* Coley Pharmaceutical Group	30,720	351
* Exactech, Inc.	25,624	350
* Escalon Medical Corp.	85,554	349
* Microtek Medical Holdings, Inc.	98,432	345
* Vical, Inc.	66,572	336
* Dynavax Technologies Corp.	76,624	330
^* Biopure Corp. Class A	394,405	323
^* Zila, Inc.	128,207	318
^* DUSA Pharmaceuticals, Inc.	75,900	317
^* Clarient, Inc.	384,910	316
* Orthologic Corp.	240,763	313
* CardioDynamics International Corp.	431,786	307
^* Questcor Pharmaceuticals, Inc.	204,200	306
* Synergetics USA, Inc.	67,884	303
^* Interleukin Genetics, Inc.	47,400	288
* Palatin Technologies, Inc.	118,190	281
^* Antigenics, Inc.	179,938	279
* Titan Pharmaceuticals, Inc.	126,098	277
^* Alfacell Corp.	200,817	275
* The Quigley Corp.	36,347	274
* Digirad Corp.	73,453	274
National Research Corp.	10,540	269
^* Insite Vision, Inc.	169,932	268
^* Poniard Pharmaceuticals, Inc.	74,649	261
* GenVec, Inc.	232,965	261
^* Arcadia Resources, Inc.	77,200	251
* AtriCure, Inc.	35,300	241
* Ista Pharmaceuticals Inc.	40,548	240
* Home Diagnostics Inc.	17,900	234
^* Memory Pharmaceuticals Corp.	224,088	229
* Sunlink Health Systems, Inc.	27,500	228
* PRAECIS Pharmaceuticals, Inc.	110,447	226
* Neose Technologies, Inc.	114,215	226
^* Immtech International, Inc.	46,763	224
* Hollis-Eden Pharmaceuticals, Inc.	41,809	221
* Genomic Health, Inc.	14,700	213
^* North American Scientific, Inc.	165,066	210
* Allied Healthcare International Inc.	103,259	205
* Sequenom, Inc.	94,701	203
* Isolagen Inc.	56,500	195
* Caraco Pharmaceutical Laboratories, Ltd.	19,100	194
^* Aradigm Corp.	114,269	192
* Fonar Corp.	595,934	191
^* Introgen Therapeutics, Inc.	39,849	179
^ Aksys, Ltd.	225,420	174
* Critical Therapeutics, Inc.	70,130	168
* Genelabs Technologies, Inc.	99,658	162
^* Interpharm Holdings, Inc.	108,637	158
* Almost Family Inc.	6,711	156
* Continucare Corp.	61,998	155
* Infinity Pharmaceuticals, Inc.	11,037	149
* Micrus Endovascular Corp.	11,300	147
^* BriteSmile, Inc.	58,238	146
^* Genitope Corp.	49,084	143
* Gene Logic Inc.	89,660	139
^* NationsHealth, Inc.	81,085	127
^* Corcept Therapeutics Inc.	130,921	119
Atrion Corp.	1,489	116
* Retractable Technologies, Inc.	31,968	108
* Emergency Medical Services LP Class A	6,600	108
^* Accentia Biopharmaceuticals Inc.	40,972	106
* Proxymed Pharmacy, Inc.	21,771	101
* Genaera Corp.	245,240	98
* CardioTech International, Inc.	66,054	85
* Combinatorx, Inc.	12,589	78
* Novoste Corp.	32,943	77
* DOV Pharmaceutical, Inc.	82,698	74
^* Osiris Therapeutics, Inc.	6,930	69
* United American Healthcare Corp.	10,014	59
^* Rotech Healthcare Inc.	48,788	59
^* La Jolla Pharmaceutical Co.	13,228	49
* IVAX Diagnostics, Inc.	29,908	48
^* Alteon, Inc.	246,131	47
* Pharmos Corp.	22,195	39
* Transgenomic, Inc.	67,135	38
* Cellegy Pharmaceuticals, Inc.	245,753	37
^* Favrille, Inc.	8,136	35
* Metropolitan Health Networks Inc.	14,300	32
* Sunesis Pharmaceuticals, Inc.	6,300	32
* Icagen, Inc.	32,650	30
* Epicept Corp.	15,784	29
* Precision Optics Corp., Inc.	65,104	26
* Vasomedical, Inc.	174,888	24
* Targeted Genetics Corp.	11,759	21
* Minrad International, Inc.	3,100	12
Utah Medical Products, Inc.	300	10
* Omrix Biopharmaceuticals, Inc.	300	6
* Halozyme Therapeutics Inc.	2,100	6
^* Aphton Corp.	129,597	1
* Dyadic International Inc.	200	1
* iVow Inc.	130	-

		1,483,489

Industrials (13.1%)
Expeditors International of Washington, Inc.	827,388	36,885
Precision Castparts Corp.	525,328	33,180
C.H. Robinson Worldwide Inc.	672,564	29,983
Manpower Inc.	336,206	20,599
* AMR Corp.	825,816	19,109
Fastenal Co.	485,913	18,742
* The Dun & Bradstreet Corp.	243,924	18,292
Republic Services, Inc. Class A	444,874	17,888
* McDermott International, Inc.	426,633	17,833
* Terex Corp.	392,962	17,770
Joy Global Inc.	460,270	17,311
* Jacobs Engineering Group Inc.	228,534	17,078
Roper Industries Inc.	337,593	15,104
Oshkosh Truck Corp.	285,781	14,423
The Corporate Executive Board Co.	156,144	14,039
* USG Corp.	271,985	12,794
Harsco Corp.	164,312	12,759
SPX Corp.	224,618	12,004
* Stericycle, Inc.	171,055	11,938
Ametek, Inc.	273,993	11,932
* ChoicePoint Inc.	329,744	11,805
* Flowserve Corp.	223,423	11,303
Hubbell Inc. Class B	234,971	11,255
* Wesco International, Inc.	190,963	11,082
The Manitowoc Co., Inc.	243,436	10,903
* Alliant Techsystems, Inc.	134,351	10,890
The Timken Co.	364,765	10,863
Carlisle Co., Inc.	124,261	10,450
* Corrections Corp. of America	239,178	10,344
Graco, Inc.	262,764	10,264
Pentair, Inc.	391,667	10,258
Donaldson Co., Inc.	275,642	10,171
* Foster Wheeler Ltd.	263,028	10,150
* Continental Airlines, Inc. Class B	356,328	10,088
Trinity Industries, Inc.	308,640	9,929
The Brink's Co.	183,300	9,726
* Thomas & Betts Corp.	201,532	9,615
Landstar System, Inc.	223,157	9,529
* UAL Corp.	357,503	9,499
* AGCO Corp.	367,787	9,323
Lincoln Electric Holdings, Inc.	168,563	9,178
Aramark Corp. Class B	277,801	9,129
IDEX Corp.	212,020	9,127
* Covanta Holding Corp.	417,667	8,992
Herman Miller, Inc.	262,621	8,984
Laidlaw International Inc.	325,736	8,902
Teleflex Inc.	158,661	8,828
MSC Industrial Direct Co., Inc. Class A	216,627	8,825
* YRC Worldwide, Inc.	232,396	8,608
Crane Co.	205,032	8,570
JLG Industries, Inc.	432,012	8,558
GATX Corp.	206,600	8,547
J.B. Hunt Transport Services, Inc.	410,872	8,534
Con-way, Inc.	190,103	8,520
Kennametal, Inc.	149,842	8,489
Adesa, Inc.	365,187	8,439
* Kansas City Southern	305,857	8,353
* US Airways Group Inc.	184,058	8,159
HNI Corp.	193,968	8,065
* Copart, Inc.	282,805	7,972
* Quanta Services, Inc.	470,100	7,926
* General Cable Corp.	205,137	7,838
* URS Corp.	200,635	7,803
* Shaw Group, Inc.	326,161	7,710
Acuity Brands, Inc.	169,654	7,702
Brady Corp. Class A	215,548	7,579
Avis Budget Group, Inc.	405,068	7,409
Alexander & Baldwin, Inc.	166,847	7,403
* Genlyte Group, Inc.	101,776	7,246
Granite Construction Co.	134,447	7,173
DRS Technologies, Inc.	162,143	7,081
Watson Wyatt & Co. Holdings	172,143	7,044
* Gardner Denver Inc.	212,874	7,042
IKON Office Solutions, Inc.	522,375	7,021
* EMCOR Group, Inc.	127,868	7,012
* Armor Holdings, Inc.	122,183	7,005
* American Commercial Lines Inc.	117,450	6,982
* Waste Connections, Inc.	181,107	6,866
* Kirby Corp.	214,352	6,716
The Toro Co.	158,632	6,689
* BE Aerospace, Inc.	315,152	6,647
Belden CDT Inc.	173,124	6,619
Washington Group International, Inc.	112,338	6,612
CLARCOR Inc.	210,274	6,411
Skywest, Inc.	258,867	6,347
^* JetBlue Airways Corp.	679,696	6,301
* United Rentals, Inc.	266,380	6,193
Florida East Coast Industries, Inc. Class A	106,880	6,101
* Alaska Air Group, Inc.	159,343	6,061
* PHH Corp.	216,982	5,945
* United Stationers, Inc.	123,539	5,746
Briggs & Stratton Corp.	207,657	5,721
* Energy Conversion Devices, Inc.	149,637	5,543
* Teledyne Technologies, Inc.	138,472	5,483
Bucyrus International, Inc.	128,306	5,443
Nordson Corp.	136,529	5,442
Regal-Beloit Corp.	124,308	5,407
Curtiss-Wright Corp.	178,100	5,405
* Hexcel Corp.	379,581	5,371
Lennox International Inc.	233,668	5,351
* Moog Inc.	153,637	5,325
Mueller Industries Inc.	149,782	5,268
* Resources Connection, Inc.	194,926	5,222
* Swift Transportation Co., Inc.	218,654	5,186
* West Corp.	106,793	5,158
Actuant Corp.	102,920	5,156
* NCI Building Systems, Inc.	83,145	4,837
* ESCO Technologies Inc.	104,849	4,827
Wabtec Corp.	176,063	4,777
* EGL, Inc.	129,344	4,713
Banta Corp.	97,533	4,643
Watsco, Inc.	96,898	4,458
* Ceradyne, Inc.	108,468	4,457
Arkansas Best Corp.	102,337	4,404
* Orbital Sciences Corp.	229,701	4,311
* Navigant Consulting, Inc.	211,771	4,248
Kaydon Corp.	114,068	4,223
Forward Air Corp.	127,565	4,221
Steelcase Inc.	267,815	4,202
* Mobile Mini, Inc.	143,406	4,074
* Cenveo Inc.	216,474	4,074
* FTI Consulting, Inc.	162,236	4,066
* Tetra Tech, Inc.	232,311	4,047
^ Simpson Manufacturing Co.	149,498	4,041
Woodward Governor Co.	120,328	4,036
Pacer International, Inc.	145,173	4,030
Mine Safety Appliances Co.	112,390	4,006
John H. Harland Co.	109,040	3,975
Knight Transportation, Inc.	233,366	3,956
Franklin Electric, Inc.	74,299	3,948
* Acco Brands Corp.	174,580	3,886
Werner Enterprises, Inc.	206,586	3,865
Albany International Corp.	120,813	3,844
Heartland Express, Inc.	243,223	3,814
* Hub Group, Inc.	167,398	3,813
* The Advisory Board Co.	75,444	3,811
* Dollar Thrifty Automotive Group, Inc.	84,905	3,784
* Genesee & Wyoming Inc. Class A	161,996	3,762
Applied Industrial Technology, Inc.	150,690	3,677
* AirTran Holdings, Inc.	369,410	3,665
Valmont Industries, Inc.	68,901	3,600
* Korn/Ferry International	171,566	3,593
* Beacon Roofing Supply, Inc.	177,311	3,589
Deluxe Corp.	208,519	3,566
* AAR Corp.	148,359	3,537
A.O. Smith Corp.	88,403	3,486
* Esterline Technologies Corp.	102,832	3,472
* Labor Ready, Inc.	217,213	3,460
Universal Forest Products, Inc.	70,454	3,456
* Old Dominion Freight Line, Inc.	114,673	3,444
Baldor Electric Co.	111,343	3,433
* NCO Group, Inc.	130,702	3,427
Watts Water Technologies, Inc.	103,585	3,290
* Coinstar, Inc.	112,898	3,249
NACCO Industries, Inc. Class A	23,893	3,247
Administaff, Inc.	95,589	3,221
Viad Corp.	90,157	3,192
* Jacuzzi Brands, Inc.	315,731	3,154
G & K Services, Inc. Class A	86,135	3,138
* IHS Inc. Class A	93,600	3,003
ABM Industries Inc.	160,025	3,002
Federal Signal Corp.	196,093	2,990
UAP Holding Corp.	138,146	2,952
* Amerco, Inc.	39,226	2,909
Healthcare Services Group, Inc.	115,590	2,908
* GenCorp, Inc.	223,942	2,875
* Consolidated Graphics, Inc.	47,737	2,872
* CoStar Group, Inc.	68,490	2,830
Triumph Group, Inc.	65,371	2,768
Macquarie Infrastructure Co. Trust	88,744	2,767
* Sequa Corp. Class A	28,975	2,720
* Interline Brands, Inc.	109,887	2,712
Barnes Group, Inc.	152,812	2,683
* Insituform Technologies Inc. Class A	110,309	2,678
* Williams Scotsman International Inc.	125,280	2,676
* School Specialty, Inc.	75,781	2,674
* Clean Harbors Inc.	61,324	2,671
* Heidrick & Struggles International, Inc.	74,142	2,669
* Superior Essex Inc.	76,198	2,610
* EnPro Industries, Inc.	85,401	2,567
Rollins, Inc.	119,053	2,513
* II-VI, Inc.	99,158	2,471
* Griffon Corp.	102,708	2,452
* Republic Airways Holdings Inc.	157,424	2,443
* Teletech Holdings Inc.	155,350	2,428
Freightcar America Inc.	45,254	2,398
ElkCorp	87,391	2,373
* Infrasource Services Inc.	131,082	2,300
* Power-One, Inc.	317,399	2,298
* Huron Consulting Group Inc.	57,931	2,271
Ameron International Corp.	34,080	2,264
^* Encore Wire Corp.	63,569	2,243
* GrafTech International Ltd.	382,373	2,233
United Industrial Corp.	41,110	2,199
* Atlas Air Worldwide Holdings, Inc.	50,200	2,185
Kelly Services, Inc. Class A	79,281	2,173
* CBIZ Inc.	271,812	1,984
* Flow International Corp.	146,700	1,903
* American Reprographics Co.	58,810	1,885
* Saia, Inc.	56,798	1,852
* The Middleby Corp.	23,970	1,847
Bowne & Co., Inc.	129,174	1,845
Comfort Systems USA, Inc.	160,750	1,842
* CRA International Inc.	38,122	1,817
Wabash National Corp.	131,045	1,794
* Astec Industries, Inc.	70,760	1,787
* Commercial Vehicle Group Inc.	92,728	1,786
CIRCOR International, Inc.	58,392	1,784
Raven Industries, Inc.	59,138	1,775
* Celadon Group Inc.	106,577	1,773
* EnerSys	110,095	1,766
Knoll, Inc.	87,265	1,763
Kaman Corp. Class A	97,248	1,751
^* Evergreen Solar, Inc.	209,075	1,735
Tredegar Corp.	103,553	1,733
Apogee Enterprises, Inc.	112,601	1,713
Lindsay Manufacturing Co.	59,371	1,707
Cascade Corp.	37,166	1,697
McGrath RentCorp	66,197	1,695
* Geo Group Inc.	40,089	1,694
* Kforce Inc.	140,163	1,672
* Spherion Corp.	233,259	1,668
^* Taser International Inc.	214,839	1,646
* Goodman Global, Inc.	123,200	1,645
Ennis, Inc.	75,607	1,637
* ABX Air, Inc.	290,109	1,630
* Volt Information Sciences Inc.	43,966	1,563
^* American Science & Engineering, Inc.	30,977	1,503
* Global Cash Access, Inc.	99,312	1,499
* Kadant Inc.	59,664	1,465
Cubic Corp.	72,410	1,418
* RBC Bearings Inc.	58,645	1,416
^* Medis Technology Ltd.	57,289	1,416
Central Parking Corp.	84,954	1,402
^ American Woodmark Corp.	40,931	1,379
Tennant Co.	56,596	1,378
LSI Industries Inc.	84,593	1,375
* Perini Corp.	65,220	1,362
* RailAmerica, Inc.	123,026	1,343
Ampco-Pittsburgh Corp.	43,131	1,334
EDO Corp.	58,168	1,331
Standex International Corp.	47,295	1,319
^* Trex Co., Inc.	53,999	1,305
* First Consulting Group, Inc.	133,587	1,302
^ PW Eagle, Inc.	43,270	1,299
* Argon ST, Inc.	54,079	1,296
* LECG Corp.	68,394	1,283
Robbins & Myers, Inc.	41,122	1,271
* Universal Truckload Services, Inc.	48,723	1,265
* H&E Equipment Services, Inc.	50,938	1,242
* ExpressJet Holdings, Inc.	187,636	1,240
Badger Meter, Inc.	48,872	1,231
* Mueller Water Products, Inc. Class A	82,600	1,207
HEICO Corp. Class A	41,440	1,204
* Essex Corp.	68,552	1,193
^* FuelCell Energy, Inc.	152,540	1,161
* ICT Group, Inc.	36,852	1,160
* Builders FirstSource, Inc.	75,822	1,155
Vicor Corp.	99,850	1,152
Waste Industries USA, Inc.	42,267	1,142
* Diamond Management and Technology Consultants, Inc.	101,615	1,132
CDI Corp.	54,428	1,127
* Ladish Co., Inc.	38,797	1,120
^* A.S.V., Inc.	73,952	1,103
^* TurboChef Technologies, Inc.	79,051	1,099
AAON, Inc.	47,594	1,086
* K&F Industries Holdings	57,264	1,075
* Electro Rent Corp.	62,762	1,068
Dynamic Materials Corp.	32,827	1,064
^* Frontier Airlines Holdings, Inc.	128,707	1,062
Bluelinx Holdings Inc.	111,064	1,057
The Greenbrier Cos., Inc.	36,289	1,053
* NuCo2, Inc.	38,670	1,040
* Pike Electric Corp.	69,685	1,038
* U.S. Xpress Enterprises, Inc.	44,830	1,038
* Hudson Highland Group, Inc.	104,700	1,026
* Columbus McKinnon Corp.	56,192	1,013
^* 3D Systems Corp.	54,653	1,002
* MTC Technologies, Inc.	41,581	1,000
* Rush Enterprises, Inc. Class A	59,678	995
* Astronics Corp.	63,058	993
The Standard Register Co.	74,060	978
Lawson Products, Inc.	23,041	966
* Casella Waste Systems, Inc.	93,128	963
* P.A.M. Transportation Services, Inc.	38,200	957
Insteel Industries, Inc.	48,088	955
* PeopleSupport Inc.	50,725	938
* Gehl Co.	34,924	935
* Lydall, Inc.	103,567	922
* Axsys Technologies, Inc.	53,691	913
* Mesa Air Group Inc.	115,651	897
* Magnatek, Inc.	257,721	892
^* American Superconductor Corp.	96,271	891
Sun Hydraulics Corp.	43,433	891
TAL International Group, Inc.	41,900	889
Multi-Color Corp.	30,531	878
* Standard Parking Corp.	27,923	876
* Team, Inc.	34,426	863
* COMSYS IT Partners Inc.	50,070	861
^* Lamson & Sessions Co.	35,400	843
* Marten Transport, Ltd.	49,300	843
* Herley Industries Inc.	67,804	839
* Quality Distribution Inc.	56,369	830
* On Assignment, Inc.	84,146	825
* Kenexa Corp.	32,616	823
* SITEL Corp.	272,492	820
* M&F Worldwide Corp.	55,676	818
* Baker (Michael) Corp.	39,598	806
American Railcar Industries, Inc.	27,609	804
* Flanders Corp.	93,865	803
* USA Truck, Inc.	41,962	799
^* Midwest Air Group Inc.	100,969	796
* Tecumseh Products Co. Class A	52,270	795
* Layne Christensen Co.	27,774	794
* TransDigm Group, Inc.	32,100	784
^* Plug Power, Inc.	192,278	783
Schawk, Inc.	42,496	774
Met-Pro Corp.	58,970	774
* LMI Aerospace, Inc.	41,661	771
* Industrial Distribution Group, Inc.	85,299	754
* Barrett Business Services, Inc.	34,900	749
Interpool, Inc.	33,159	745
* Modtech Holdings, Inc.	130,356	725
* Innovative Solutions and Support, Inc.	49,512	719
* DynCorp International Inc. Class A	57,100	719
^* Capstone Turbine Corp.	503,608	710
C & D Technologies, Inc.	99,773	708
American Ecology Corp.	35,225	695
Gorman-Rupp Co.	20,932	684
* Accuride Corp.	61,300	675
* A.T. Cross Co. Class A	105,889	673
* U.S. Home Systems, Inc.	70,812	670
^ Titan International, Inc.	36,929	668
* APAC Teleservices, Inc.	249,182	660
^* BTU International, Inc.	54,073	650
Aceto Corp.	91,743	646
Supreme Industries, Inc. Class A	97,400	645
Synagro Technologies Inc.	149,081	629
Angelica Corp.	36,262	617
* Park-Ohio Holdings Corp.	44,254	610
* Sirva Inc.	219,990	585
* GP Strategies Corp.	77,760	581
* Willis Lease Finance Corp.	62,712	579
^* Ultralife Batteries, Inc.	55,298	576
* Intersections Inc.	61,983	572
* Exponent, Inc.	34,126	569
Todd Shipyards Corp.	31,217	564
^* Distributed Energy Systems Corp.	174,463	564
* Aircastle Ltd.	19,300	561
* Pinnacle Airlines Corp.	75,500	559
* Dynamex Inc.	26,815	556
^* Millennium Cell Inc.	503,740	534
^* Ionatron Inc.	110,311	531
^* Beacon Power Corp.	415,097	523
* Learning Tree International, Inc.	64,000	520
* Hawaiian Holdings, Inc.	124,800	519
* MAIR Holdings, Inc.	90,713	518
* Ducommun, Inc.	27,504	513
* Baldwin Technology Class A	87,600	507
* Cornell Companies, Inc.	29,113	503
^* Wolverine Tube, Inc.	166,000	503
* Microvision, Inc.	351,284	502
^* UQM Technologies, Inc.	179,059	491
^* ENGlobal Corp.	79,259	491
^* Valence Technology Inc.	251,833	489
Applied Signal Technology, Inc.	32,793	487
* Powell Industries, Inc.	21,870	484
* Miller Industries, Inc.	25,700	470
Quixote Corp.	26,330	469
^* Patriot Transportation Holding, Inc.	6,178	467
* Peco II, Inc.	369,030	458
Horizon Lines Inc.	27,400	458
* Milacron Inc.	509,883	449
* Strategic Distribution, Inc.	35,876	447
* Huttig Building Products, Inc.	80,639	446
^ Preformed Line Products Co.	11,633	416
* Omega Flex Inc.	20,057	408
L.S. Starrett Co. Class A	28,132	402
* Fiberstars, Inc.	55,987	401
* WCA Waste Corp.	70,553	397
* Central Freight Lines, Inc.	180,942	389
* L.B. Foster Co. Class A	23,860	384
* Sterling Construction Co., Inc.	18,874	379
* CPI Aerostructures, Inc.	80,415	378
^* Active Power, Inc.	139,887	350
Alamo Group, Inc.	15,252	347
* Covenant Transport, Inc.	26,676	326
* La Barge, Inc.	30,577	318
* Xanser Corp.	54,000	316
HEICO Corp.	8,700	298
* Nashua Corp.	42,021	294
* AZZ Inc.	8,000	292
^* Medialink Worldwide, Inc.	94,298	286
* Perma-Fix Environmental Services, Inc.	137,232	284
AMREP Corp.	5,789	283
* Frozen Food Express Industries, Inc.	36,616	278
* Odyssey Marine Exploration, Inc.	96,050	251
Sypris Solutions, Inc.	28,286	236
* Hurco Companies, Inc.	9,675	232
* Spherix Inc.	168,884	226
^* Integrated Alarm Services Group, Inc.	54,633	213
^* Global Power Equipment Group Inc.	97,581	208
* Catalytica Energy Systems, Inc.	184,348	205
Twin Disc, Inc.	6,217	203
* TVI Corp.	95,217	201
* TRC Cos., Inc.	22,861	195
* Innotrac Corp.	57,721	189
^* TRM Corp.	83,397	186
* Taleo Corp. Class A	17,904	181
* Tecumseh Products Co. Class B	11,900	178
Hardinge, Inc.	13,163	175
* Chart Industries, Inc.	13,700	169
Ecology and Environment, Inc.	16,325	167
* COMFORCE Corp.	60,900	150
* Competitive Technologies, Inc.	56,564	149
Providence and Worcester Railroad Co.	7,200	145
* Integrated Electrical Services, Inc.	8,708	138
* The Allied Defense Group, Inc.	8,003	132
* Mac-Gray Corp.	11,100	130
* Houston Wire & Cable Co.	6,700	126
^* Arrowhead Research Corp.	24,200	121
* Hudson Technology, Inc.	104,307	113
^* PRG-Schultz International, Inc.	16,570	96
^* Document Security Systems, Inc.	9,700	96
^* Arotech Corp.	46,418	88
* TeamStaff, Inc.	66,928	85
Valley National Gases Inc.	3,200	80
International Aluminum Corp.	1,670	62
* K-Tron International, Inc	957	61
* Rush Enterprises, Inc. Class B	3,700	58
* LGL Group	6,000	45
Protection One, Inc.	3,280	42
* PGT, Inc.	2,800	39
Hubbell Inc. Class A	500	22
* Allied Holdings, Inc.	39,000	21
* Sifco Industries, Inc.	3,300	14
* BMC Industries, Inc.	126,104	-
* Kaiser Ventures LLC Class A	36,800	-

		1,542,696

Information Technology (14.6%)
* Cognizant Technology Solutions Corp.	546,555	40,478
* Akamai Technologies, Inc.	603,779	30,183
Microchip Technology, Inc.	833,728	27,029
* LAM Research Corp.	550,298	24,945
* MEMC Electronic Materials, Inc.	645,464	23,643
Harris Corp.	519,128	23,096
* BEA Systems, Inc.	1,512,920	22,996
Amphenol Corp.	346,783	21,476
* Iron Mountain, Inc.	447,784	19,228
* Cadence Design Systems, Inc.	1,088,223	18,456
* MasterCard, Inc. Class A	251,900	17,721
Total System Services, Inc.	687,204	15,689
* Red Hat, Inc.	735,483	15,504
* Western Digital Corp.	855,537	15,485
* McAfee Inc.	618,470	15,128
* Activision, Inc.	967,842	14,614
CDW Corp.	232,755	14,356
* CheckFree Corp.	345,098	14,259
* Alliance Data Systems Corp.	258,134	14,246
* DST Systems, Inc.	226,749	13,984
Intersil Corp.	544,710	13,373
* Arrow Electronics, Inc.	473,630	12,992
* Integrated Device Technology Inc.	774,279	12,435
* Ceridian Corp.	538,913	12,050
Global Payments Inc.	271,744	11,959
* salesforce.com, Inc.	331,090	11,879
Diebold, Inc.	254,226	11,066
* Synopsys, Inc.	546,505	10,777
* Vishay Intertechnology, Inc.	748,798	10,513
* Zebra Technologies Corp. Class A	287,602	10,279
* Trimble Navigation Ltd.	217,718	10,250
* Ingram Micro, Inc. Class A	534,961	10,250
* Cypress Semiconductor Corp.	566,916	10,074
* Agere Systems Inc.	672,348	10,038
* Atmel Corp.	1,659,357	10,023
* Avnet, Inc.	494,237	9,697
* International Rectifier Corp.	277,053	9,653
MoneyGram International, Inc.	327,368	9,513
Fidelity National Information Services, Inc.	252,060	9,326
* Fairchild Semiconductor International, Inc.	493,479	9,228
* NAVTEQ Corp.	343,672	8,973
Fair Isaac, Inc.	243,524	8,906
* Polycom, Inc.	354,756	8,702
* F5 Networks, Inc.	160,867	8,642
* Sybase, Inc.	355,866	8,626
Reynolds & Reynolds Class A	212,434	8,393
* Digital River, Inc.	160,678	8,214
* Tech Data Corp.	219,314	8,012
* Brocade Communications Systems, Inc.	1,110,151	7,838
* Varian Semiconductor Equipment Associates, Inc.	213,306	7,828
* CommScope, Inc.	235,589	7,741
Acxiom Corp.	313,879	7,740
* MICROS Systems, Inc.	158,042	7,731
* Hyperion Solutions Corp.	222,998	7,689
* THQ Inc.	262,012	7,643
Anixter International Inc.	134,563	7,599
* FormFactor Inc.	176,531	7,437
* FLIR Systems, Inc.	273,385	7,425
* Foundry Networks, Inc.	564,392	7,422
* Interdigital Communications Corp.	209,318	7,138
* TIBCO Software Inc.	789,048	7,086
* 3Com Corp.	1,592,010	7,021
* Benchmark Electronics, Inc.	260,717	7,008
* aQuantive, Inc.	291,891	6,894
* ValueClick, Inc.	371,344	6,885
* ANSYS, Inc.	155,552	6,872
* CACI International, Inc.	123,908	6,816
* Cymer, Inc.	154,157	6,769
FactSet Research Systems Inc.	138,952	6,749
* Silicon Laboratories Inc.	216,883	6,728
Jack Henry & Associates Inc.	307,711	6,699
* MPS Group, Inc.	419,870	6,344
* WebEx Communications, Inc.	161,611	6,306
^* Cree, Inc.	313,452	6,304
ADTRAN Inc.	263,337	6,278
* Tessera Technologies, Inc.	180,378	6,274
^* Avid Technology, Inc.	171,732	6,254
* Emulex Corp.	342,770	6,228
* Avocent Corp.	206,682	6,225
* Rambus Inc.	353,816	6,171
National Instruments Corp.	225,690	6,170
* BearingPoint, Inc.	780,775	6,137
* FileNet Corp.	170,607	5,942
* RF Micro Devices, Inc.	774,418	5,870
* Itron, Inc.	102,488	5,719
* Andrew Corp.	617,500	5,700
Imation Corp.	141,122	5,666
* Equinix, Inc.	93,837	5,640
* Palm, Inc.	376,044	5,475
* j2 Global Communications, Inc.	200,966	5,460
* Microsemi Corp.	287,049	5,411
* Electronics for Imaging, Inc.	235,630	5,391
* Entegris Inc.	491,342	5,361
* BISYS Group, Inc.	489,696	5,318
* CNET Networks, Inc.	552,419	5,292
* Intermec, Inc.	198,658	5,237
* Transaction Systems Architects, Inc.	152,054	5,218
* Trident Microsystems, Inc.	221,260	5,146
* CSG Systems International, Inc.	194,038	5,128
* Intergraph Corp.	118,717	5,091
* Arris Group Inc.	434,883	4,984
* Macrovision Corp.	210,187	4,979
Technitrol, Inc.	164,930	4,923
^* SAVVIS, Inc.	171,603	4,891
* Sonus Networks, Inc.	913,271	4,804
* Informatica Corp.	350,132	4,758
^* SiRF Technology Holdings, Inc.	194,925	4,676
* Nuance Communications, Inc.	569,648	4,654
* SRA International, Inc.	154,473	4,643
* RealNetworks, Inc.	437,088	4,638
Cognex Corp.	182,819	4,618
* Mentor Graphics Corp.	326,664	4,599
* Global Imaging Systems, Inc.	208,315	4,598
* eFunds Corp.	188,899	4,568
* Perot Systems Corp.	330,404	4,556
* Kronos, Inc.	129,697	4,421
* ATMI, Inc.	151,423	4,402
* Rogers Corp.	70,858	4,375
* Coherent, Inc.	126,073	4,370
* VeriFone Holdings, Inc.	152,892	4,365
* Progress Software Corp.	167,096	4,344
* Internet Security Systems, Inc.	155,502	4,317
* Websense, Inc.	195,233	4,219
* Silicon Image, Inc.	329,847	4,196
^* Take-Two Interactive Software, Inc.	293,699	4,188
* Gartner, Inc. Class A	235,719	4,146
* Digital Insight Corp.	139,786	4,099
* Hewitt Associates, Inc.	167,378	4,061
* Insight Enterprises, Inc.	195,460	4,028
* MicroStrategy Inc.	39,063	3,978
* Komag, Inc.	124,251	3,971
* Brooks Automation, Inc.	301,943	3,940
* Wright Express Corp.	163,651	3,937
* Conexant Systems, Inc.	1,945,956	3,892
Blackbaud, Inc.	176,785	3,888
^* UTStarcom, Inc.	425,802	3,777
* Rofin-Sinar Technologies Inc.	62,053	3,771
* Quest Software, Inc.	263,466	3,762
* Semtech Corp.	294,662	3,760
* ON Semiconductor Corp.	631,029	3,710
AVX Corp.	203,966	3,608
* Openwave Systems Inc.	382,360	3,579
* Plexus Corp.	186,061	3,572
* Quantum Corp.	1,632,154	3,558
* Dycom Industries, Inc.	163,221	3,509
* Atheros Communications, Inc.	192,931	3,498
* Euronet Worldwide, Inc.	141,070	3,463
* Powerwave Technologies, Inc.	453,926	3,450
* Applied Micro Circuits Corp.	1,192,421	3,446
Plantronics, Inc.	193,283	3,388
* Skyworks Solutions, Inc.	649,896	3,373
* Diodes Inc.	77,355	3,339
^* Finisar Corp.	908,922	3,299
* EarthLink, Inc.	453,618	3,298
* Wind River Systems Inc.	305,784	3,275
* McDATA Corp. Class A	644,388	3,241
Talx Corp.	130,492	3,200
* Zoran Corp.	198,523	3,192
* Redback Networks Inc.	229,274	3,182
United Online, Inc.	260,089	3,168
* Digitas Inc.	328,278	3,158
* ScanSource, Inc.	103,898	3,151
* Lattice Semiconductor Corp.	461,981	3,151
* Littelfuse, Inc.	90,468	3,139
* Aeroflex, Inc.	304,630	3,132
* Paxar Corp.	154,999	3,097
* OmniVision Technologies, Inc.	215,519	3,075
* Spansion Inc. Class A	181,242	3,021
* Tekelec	232,676	3,015
* Blackboard Inc.	111,277	2,949
* TriQuint Semiconductor, Inc.	566,162	2,944
* Brightpoint, Inc.	204,171	2,903
* Epicor Software Corp.	220,413	2,890
* Axcelis Technologies, Inc.	407,965	2,880
* KEMET Corp.	353,041	2,849
* Rackable Systems Inc.	103,220	2,825
* Cabot Microelectronics Corp.	98,021	2,825
* DSP Group Inc.	122,724	2,804
* MKS Instruments, Inc.	137,894	2,801
* Comtech Telecommunications Corp.	83,281	2,788
* NETGEAR, Inc.	134,222	2,764
* SonicWALL, Inc.	252,296	2,755
Black Box Corp.	70,649	2,750
* Sycamore Networks, Inc.	722,960	2,733
* Opsware, Inc.	299,189	2,696
* Newport Corp.	164,565	2,682
* Advent Software, Inc.	73,881	2,675
Daktronics, Inc.	127,062	2,629
* Keane, Inc.	181,793	2,620
* Checkpoint Systems, Inc.	158,520	2,617
Quality Systems, Inc.	66,888	2,595
Park Electrochemical Corp.	81,479	2,581
* Dolby Laboratories Inc.	129,273	2,566
* Kanbay International Inc.	124,247	2,555
^* L-1 Identity Solutions Inc.	193,321	2,523
* Sykes Enterprises, Inc.	123,899	2,521
* Manhattan Associates, Inc.	103,586	2,501
* Micrel, Inc.	256,750	2,462
Gevity HR, Inc.	106,618	2,429
* ManTech International Corp.	73,114	2,413
* Synaptics Inc.	98,521	2,401
MTS Systems Corp.	73,755	2,385
* Photronics Inc.	167,407	2,365
* Aspen Technologies, Inc.	214,132	2,338
* Electro Scientific Industries, Inc.	113,062	2,329
* Standard Microsystem Corp.	79,462	2,258
* Cirrus Logic, Inc.	304,925	2,223
* Veeco Instruments, Inc.	108,884	2,194
* ViaSat, Inc.	87,245	2,188
* Ariba, Inc.	290,312	2,174
* Hutchinson Technology, Inc.	101,949	2,144
* InfoSpace, Inc.	112,775	2,080
* Amkor Technology, Inc.	396,777	2,047
* CMGI Inc.	1,921,111	2,036
* Witness Systems, Inc.	115,263	2,021
* Concur Technologies, Inc.	137,917	2,007
* Altiris, Inc.	94,745	1,998
* Tyler Technologies, Inc.	151,972	1,965
* Adaptec, Inc.	441,747	1,948
* FEI Co.	91,629	1,934
* Open Solutions Inc.	67,136	1,934
* Lawson Softward, Inc.	265,410	1,924
MAXIMUS, Inc.	73,496	1,918
CTS Corp.	138,777	1,912
* Forrester Research, Inc.	71,270	1,875
* Harmonic, Inc.	251,092	1,846
^* Marchex, Inc.	120,012	1,841
* Vignette Corp.	135,181	1,830
* Advanced Energy Industries, Inc.	107,348	1,829
* Hittite Microwave Corp.	40,700	1,811
Agilysys, Inc.	128,977	1,811
* Rudolph Technologies, Inc.	98,414	1,804
* Cogent Inc.	131,156	1,801
* DTS Inc.	84,454	1,789
* Kulicke & Soffa Industries, Inc.	199,887	1,767
* SafeNet, Inc.	96,742	1,760
* Gerber Scientific, Inc.	117,205	1,756
* Supertex, Inc.	44,780	1,741
* Anaren, Inc.	81,565	1,719
* Interwoven Inc.	153,012	1,688
* JDA Software Group, Inc.	109,279	1,685
* Exar Corp.	126,521	1,681
* Perficient, Inc.	105,716	1,658
* The Knot, Inc.	74,826	1,656
* Silicon Storage Technology, Inc.	400,120	1,648
* Verint Systems Inc.	54,514	1,638
* Mastec Inc.	147,170	1,629
* Ansoft Corp.	65,366	1,628
* Genesis Microchip Inc.	138,127	1,626
* Gateway, Inc.	842,400	1,592
Inter-Tel, Inc.	71,642	1,547
^* SunPower Corp. Class A	55,774	1,547
* Internap Network Services Corp.	101,220	1,541
* Actel Corp.	98,649	1,534
* Netlogic Microsystems Inc.	60,339	1,531
* Ixia	171,545	1,528
* SPSS, Inc.	61,192	1,526
* Intevac, Inc.	90,464	1,520
* Sapient Corp.	272,444	1,485
* TTM Technologies, Inc.	126,764	1,483
* The Ultimate Software Group, Inc.	62,567	1,472
* C-COR Inc.	171,244	1,469
^* Color Kinetics Inc.	86,186	1,463
* RightNow Technologies Inc.	92,765	1,448
Cohu, Inc.	80,453	1,434
* DealerTrack Holdings Inc.	64,442	1,425
^* Multi-Fineline Electronix, Inc.	55,887	1,418
* Mattson Technology, Inc.	170,795	1,418
* Excel Technology, Inc.	47,615	1,409
* Stratex Networks, Inc.	316,200	1,404
* RadiSys Corp.	65,752	1,397
* AMIS Holdings Inc.	146,423	1,390
* Borland Software Corp.	241,816	1,386
* Asyst Technologies, Inc.	204,413	1,382
* Ciber, Inc.	207,312	1,374
* Art Technology Group, Inc.	535,530	1,371
Integral Systems, Inc.	43,646	1,364
^* Sigma Designs, Inc.	90,317	1,350
^* MRV Communications Inc.	488,842	1,349
* webMethods, Inc.	174,098	1,332
^* Echelon Corp.	159,950	1,315
* Packeteer, Inc.	152,421	1,312
* Secure Computing Corp.	206,920	1,310
* Radiant Systems, Inc.	108,378	1,309
* Internet Capital Group Inc.	138,153	1,306
* Extreme Networks, Inc.	359,111	1,304
* Lionbridge Technologies, Inc.	169,695	1,295
* Click Commerce, Inc.	56,037	1,268
* LoJack Corp.	64,313	1,260
^* WebSideStory, Inc.	92,519	1,222
* Digi International, Inc.	89,751	1,212
* NetRatings, Inc.	84,469	1,202
* Actuate Software Corp.	270,515	1,196
* CyberSource Corp.	101,007	1,195
* Covansys Corp.	69,195	1,186
* Symmetricom Inc.	141,878	1,145
* Credence Systems Corp.	400,344	1,141
* VASCO Data Security International, Inc.	109,777	1,137
TheStreet.com, Inc.	106,187	1,130
infoUSA Inc.	135,893	1,128
* Hypercom Corp.	165,911	1,125
^* Novatel Wireless, Inc.	116,224	1,119
* Sonic Solutions, Inc.	72,910	1,111
* Nu Horizons Electronics Corp.	86,890	1,107
* eSPEED, Inc. Class A	119,120	1,096
* Lightbridge, Inc.	93,127	1,091
^* Maxwell Technologies, Inc.	53,637	1,091
* SI International Inc.	34,081	1,090
* S1 Corp.	235,975	1,088
^* Volterra Semiconductor Corp.	66,835	1,086
^* FARO Technologies, Inc.	56,504	1,079
^* Stratasys, Inc.	40,304	1,064
* ANADIGICS, Inc.	148,033	1,060
Methode Electronics, Inc. Class A	110,911	1,055
^* FalconStor Software, Inc.	136,865	1,052
^ Heartland Payment Systems, Inc.	40,400	1,050
* Mercury Computer Systems, Inc.	88,046	1,043
* Ditech Networks Inc.	134,425	1,036
* Agile Software Corp.	158,567	1,035
Bel Fuse, Inc. Class B	32,200	1,033
* MIPS Technologies, Inc.	152,323	1,028
* SYNNEX Corp.	44,327	1,020
* Ultratech, Inc.	76,049	1,013
* International DisplayWorks, Inc.	157,348	1,002
* EMS Technologies, Inc.	52,994	995
* PortalPlayer Inc.	88,057	993
* Neoware Systems, Inc.	72,762	989
^* Pemstar Inc.	270,740	988
* InterVideo Inc.	77,543	988
* InterVoice, Inc.	154,246	978
* 24/7 Real Media, Inc.	114,077	974
* ADE Corp.	30,350	972
* Metrologic Instruments, Inc.	53,496	971
* VA Software Corp.	241,231	970
* Rimage Corp.	43,154	968
* Oplink Communications, Inc.	47,519	949
Stellent Inc.	87,546	949
* Ulticom, Inc.	90,585	943
Pegasystems Inc.	107,554	939
* I.D. Systems, Inc.	39,426	932
* Bitstream Inc.	99,754	931
* Keynote Systems Inc.	88,033	927
^* Universal Display Corp.	83,992	926
* LTX Corp.	183,374	919
* Monolithic Power Systems	96,911	917
* iPass Inc.	195,663	916
* Photon Dynamics, Inc.	68,965	915
* Semitool, Inc.	88,446	915
* Ultra Clean Holdings, Inc.	85,153	909
* Kopin Corp.	271,454	909
* Avanex Corp.	524,883	908
* IXYS Corp.	107,632	903
* AXT, Inc.	210,623	897
* Presstek, Inc.	163,964	884
* Sirenza Microdevices, Inc.	111,863	884
* Smith Micro Software, Inc.	61,025	878
* Online Resources Corp.	71,477	876
^* NVE Corp.	29,191	875
^* eCollege.com Inc.	54,670	874
* Magma Design Automation, Inc.	96,006	874
* Blue Coat Systems, Inc.	48,464	873
* PC Connection, Inc.	75,506	872
^* DDi Corp.	112,175	868
* Bankrate, Inc.	32,493	863
* Chordiant Software, Inc.	281,023	863
* Lasercard Corp.	66,097	862
* Zones, Inc.	83,487	862
* Pericom Semiconductor Corp.	87,554	854
^* Mindspeed Technologies, Inc.	493,383	854
* Sumtotal Systems Inc.	114,466	853
* EPIQ Systems, Inc.	57,760	850
* SeaChange International, Inc.	95,326	847
* Applix, Inc.	93,567	843
^* i2 Technologies, Inc.	45,000	843
* EMCORE Corp.	142,341	843
Startek, Inc.	67,439	841
* Saba Software, Inc.	157,901	832
^* Midway Games Inc.	93,120	818
* I-many, Inc.	408,461	817
* OPNET Technologies, Inc.	62,070	814
* NIC Inc.	157,965	813
* Entrust, Inc.	234,339	811
^* Transmeta Corp.	698,695	803
* Spectrum Control, Inc.	84,945	798
* KVH Industries, Inc.	62,553	798
Keithley Instruments Inc.	61,512	784
* LivePerson, Inc.	145,959	784
^* TranSwitch Corp.	551,443	778
* Travelzoo, Inc.	26,977	777
^* Ramtron International Corp.	234,296	773
* Concurrent Computer Corp.	434,643	769
* Microtune, Inc.	158,112	768
* Network Engines, Inc.	360,821	761
^* ParkerVision, Inc.	104,291	758
* OSI Systems Inc.	38,426	753
* Greenfield Online, Inc.	72,115	749
* Immersion Corp.	102,846	735
* PC-Tel, Inc.	69,661	731
* Captaris Inc.	124,348	729
* Staktek Holdings Inc.	120,486	721
* Aware, Inc.	127,112	719
* Tumbleweed Communications Corp.	254,504	718
* Docucorp International, Inc.	91,714	715
* OpenTV Corp.	250,181	713
* Globecomm Systems, Inc.	83,120	710
^ Renaissance Learning, Inc.	48,934	700
^* Infocrossing, Inc.	51,985	697
^* Datalink Corp.	75,268	696
* SimpleTech, Inc.	76,078	693
* Key Tronic Corp.	117,140	688
* Aetrium, Inc.	135,804	678
QAD Inc.	83,858	678
* Safeguard Scientifics, Inc.	340,849	668
* Glenayre Technologies, Inc.	301,701	664
* ZiLOG, Inc.	180,550	659
Astro-Med, Inc.	65,839	658
* MapInfo Corp.	51,162	656
American Software, Inc. Class A	95,757	656
* TNS Inc.	42,938	647
^* MoSys, Inc.	95,544	643
* PLX Technology, Inc.	61,843	641
* LeCroy Corp.	46,338	639
* iGATE Corp.	127,515	630
^ X-Rite Inc.	58,358	627
* Zygo Corp.	48,771	622
* Cray, Inc.	55,819	621
* FSI International, Inc.	107,686	619
* QuickLogic Corp.	174,560	618
* NetManage, Inc.	122,324	616
* Jupitermedia Corp.	71,167	616
* Measurement Specialties, Inc.	32,941	614
* WJ Communications, Inc.	284,376	614
^* Convera Corp.	114,843	608
* Advanced Analogic Technologies, Inc.	109,958	604
^* Research Frontiers, Inc.	138,786	597
* CyberOptics Corp.	44,789	591
* COMARCO, Inc.	65,974	587
* Virage Logic Corp.	64,453	587
* Netsmart Technologies, Inc.	44,433	583
* Moldflow Corp.	48,337	576
* White Electronic Designs Corp.	115,241	573
MOCON, Inc.	58,814	568
* Integrated Silicon Solution, Inc.	100,980	563
* Westell Technologies, Inc.	269,126	562
^* Bookham, Inc.	171,960	554
^* Zhone Technologies	514,691	551
* WatchGuard Technologies, Inc.	129,562	551
^* FOCUS Enhancements, Inc.	383,012	544
* Iomega Corp.	186,602	543
^* American Technology Corp.	140,562	537
* SM&A Corp.	87,587	535
^* Viewpoint Corp.	451,840	533
^* Endwave Corp.	44,123	533
* RF Monolithics, Inc.	85,459	532
* Inforte Corp.	126,344	522
* Embarcadero Technologies, Inc.	63,138	519
* Dot Hill Systems Corp.	133,020	519
* Nanometrics Inc.	56,024	518
* PDF Solutions, Inc.	47,209	517
* Napster, Inc.	120,757	516
* Autobytel Inc.	175,591	514
* SupportSoft, Inc.	117,197	512
Communications Systems, Inc.	54,604	510
* Aptimus, Inc.	72,593	508
* Planar Systems, Inc.	44,710	507
^* Electroglas, Inc.	185,065	507
* Cherokee International Corp.	144,493	506
* Tollgrade Communications, Inc.	56,436	505
* Performance Technologies, Inc.	74,276	505
* Applied Digital Solutions, Inc.	311,638	505
* Vitria Technology, Inc.	182,788	492
* Radyne Comstream Inc.	40,102	491
* Hauppage Digital, Inc.	89,829	484
* Bottomline Technologies, Inc.	49,482	483
^* Terremark Worldwide, Inc.	86,950	483
* Rainmaker Systems, Inc.	83,971	480
^* Imergent, Inc.	33,900	479
* EFJ, Inc.	64,419	478
^* Intelli-Check Inc.	87,798	477
* Carrier Access Corp.	66,953	475
^* Telecommunication Systems, Inc.	175,567	472
* Mobius Management Systems, Inc.	69,416	468
* SRS Labs, Inc.	75,419	468
* Dynamics Research Corp.	46,825	466
* SigmaTel Inc.	97,405	456
^* Mobility Electronics, Inc.	81,348	452
^* Avici Systems Inc.	51,864	449
* Catapult Communications Corp.	53,291	446
^* Access Intergrated Technologies Inc.	47,000	445
* Liquidity Services, Inc.	28,311	441
* ePlus Inc.	45,188	441
^* WorldGate Communications, Inc.	294,238	433
* Carreker Corp.	69,086	424
^* SatCon Technology Corp.	418,676	423
* TechTeam Global, Inc.	53,103	420
* LookSmart, Ltd.	142,222	418
SpectraLink Corp.	50,515	415
* ActivIdentity Corp.	87,904	413
* Ciprico Inc.	91,560	412
^* 8X8 Inc.	384,396	407
* NetScout Systems, Inc.	62,424	405
* Ikanos Communications, Inc.	34,359	404
* California Micro Devices Corp.	79,185	404
^* Vyyo Inc.	84,015	401
* Optical Cable Corp.	76,699	395
* Evans & Sutherland Computer Corp.	87,097	392
* Merix Corp.	40,537	390
* Micronetics Inc.	49,928	389
* Peerless Systems Corp.	117,839	387
* Network Equipment Technologies, Inc.	93,397	385
* eLoyalty Corp.	20,936	379
* Pixelworks, Inc.	127,960	377
* Quovadx, Inc.	143,359	374
* Calamp Corp.	61,430	374
* Computer Horizons Corp.	91,724	367
* Computer Task Group, Inc.	91,166	363
^* Ibis Technology Corp.	101,314	362
* NMS Communications Corp.	123,693	358
* Telular Corp.	163,158	354
* PLATO Learning, Inc.	54,990	350
* Centillium Communications, Inc.	170,312	347
^* Mechanical Technology Inc.	188,306	345
* Bell Microproducts Inc.	64,646	336
* Zomax Inc.	163,740	334
* CallWave, Inc.	125,082	333
* Management Network Group Inc.	200,013	332
* Optical Communication Products, Inc.	166,232	327
^* SpatiaLight, Inc.	155,746	326
* Therma-Wave Inc.	273,497	325
^* Wave Systems Corp. Class A	195,166	324
* PlanetOut, Inc.	70,302	323
* Allied Motion Technologies, Inc.	67,372	323
* Corillian Corp.	117,254	321
^* Interchange Corp.	67,777	320
* Globix Corp.	68,600	319
* MetaSolv, Inc.	104,560	317
* Riverbed Technology, Inc.	16,100	314
* SCM Microsystems, Inc.	92,979	311
* Answerthink Consulting Group, Inc.	114,781	309
* Indus International, Inc.	122,248	307
* Miva Inc.	91,717	303
* Catalyst Semiconductor, Inc.	89,413	302
* LogicVision, Inc.	228,453	302
* En Pointe Technologies, Inc.	116,789	301
^* The SCO Group, Inc.	147,592	300
* Lantronix, Inc.	199,536	299
^* Telkonet, Inc.	104,750	299
* Tier Technologies, Inc.	44,324	297
* PAR Technology Corp.	32,500	295
* Kintera Inc.	169,236	291
* Airspan Networks Inc.	106,820	287
^* GlobeTel Communications Corp.	551,673	287
* EasyLink Services Corp.	72,738	282
* Hifn, Inc.	59,879	282
* Phoenix Technologies Ltd.	64,514	277
* InFocus Corp.	96,505	276
* Video Display Corp.	36,589	276
* Web.com, Inc.	65,293	272
* Nextest Systems Corp.	20,189	266
* Icad Inc.	131,055	262
^* ACE*COMM Corp.	139,341	262
^* MTI Technology Corp.	269,906	256
* Applied Innovation Inc.	80,879	255
* TransAct Technologies Inc.	28,404	253
* Selectica, Inc.	103,779	252
* AuthentiDate Holding Corp.	152,518	250
* CPI International, Inc.	18,886	249
* Loral Space and Communications Ltd.	9,422	248
* OYO Geospace Corp.	4,339	246
* Commvault Systems, Inc.	12,800	230
* Digimarc Corp.	28,930	224
TSR, Inc.	53,636	222
* Innovex, Inc.	106,590	221
* Versant Corp.	21,333	220
* Goldleaf Financial Solutions, Inc.	31,163	219
* Overland Storage, Inc.	32,429	209
Mesa Laboratories, Inc.	12,102	208
^* DivX, Inc.	8,700	207
^* Lumera Corp.	118,779	207
^* Onvia.com, Inc.	39,827	205
* Napco Security Systems, Inc.	33,780	201
* Leadis Technology Inc.	50,620	201
* Digital Angel Corp.	77,050	200
* deltathree, Inc.	116,926	199
^* AXS-One Inc.	169,886	199
* Data I/O Corp.	52,521	197
* Synplicity, Inc.	30,306	194
^* NeoMagic Corp.	67,528	189
* iBasis, Inc.	22,830	189
^* Atari, Inc.	325,304	189
^* SAFLINK Corp.	507,801	188
* Interlink Electronics Inc.	69,789	185
^* Sento Corp.	73,817	182
^* DataTRAK International Inc.	32,491	181
^* Zix Corp.	286,363	178
^* Tut Systems, Inc.	186,482	177
^* LightPath Technologies, Inc. Class A	51,041	174
^* On2 Technologies, Inc.	245,535	172
Bel Fuse, Inc. Class A	5,719	157
* BSQUARE Corp.	75,959	153
^* TII Network Technologies, Inc.	52,598	145
^* RAE Systems, Inc.	46,500	142
* Stratos International Inc.	20,220	140
* Sunrise Telecom Inc.	65,460	136
* Technology Solutions Co.	15,968	135
^* Pegasus Wireless Corp.	219,717	134
* Loudeye Corp.	28,915	129
* Pervasive Software Inc.	33,466	129
* InsWeb Corp.	55,315	127
* Intraware, Inc.	27,102	125
* Innodata Isogen, Inc.	64,325	121
* Website Pros, Inc.	10,861	118
* ESS Technology, Inc.	124,507	116
* Delphax Technologies, Inc.	81,502	114
* Cascade Microtech, Inc.	9,100	113
^* Majesco Entertainment Co.	82,188	111
* SteelCloud Inc.	226,289	111
* Firstwave Technologies, Inc.	49,096	110
Richardson Electronics, Ltd.	11,090	100
^* Verso Technologies, Inc.	105,779	96
* American Access Technologies Inc.	77,800	93
* Cosine Communications, Inc.	34,812	92
* VitalStream Holdings, Inc.	9,700	86
* Evolving Systems, Inc.	83,044	82
* GSE Systems, Inc.	22,270	80
* Callidus Software Inc.	16,436	80
^* JMAR Technologies, Inc.	175,788	72
* Bell Industries, Inc.	17,500	52
Frequency Electronics, Inc.	4,000	52
* Pfsweb Inc.	73,541	51
* MakeMusic! Inc.	8,096	46
^* eMerge Interactive, Inc. Class A	24,419	46
* Think Partnership Inc.	23,300	46
* Cognitronics Corp.	18,400	45
* Suntron Corp.	34,866	42
^* Superconductor Technologies Inc.	28,286	41
* Interactive Intelligence Inc.	3,300	38
^* Verticalnet, Inc.	36,457	31
* Netopia, Inc.	5,300	30
^* VCampus Corp.	38,990	7
* ISCO International, Inc.	18,000	6
* Simulations Plus, Inc.	1,600	4
* Conolog Corp.	2,175	3
* Eagle Broadband, Inc.	4,364	3
* Analytical Surveys, Inc.	2,531	2
* Radview Software Ltd.	9,000	1
* Media 100 Inc.	162,889	-
* Optical Cable Corp.	1,052	-
* MRO Software Inc.	5	-
* US Dataworks Inc.	100	-
* Synergy Brands Inc.	25	-

		1,714,073

Materials (4.1%)
Lyondell Chemical Co.	827,654	20,998
Martin Marietta Materials, Inc.	176,155	14,906
Sonoco Products Co.	384,599	12,938
Lubrizol Corp.	266,619	12,192
* Crown Holdings, Inc.	650,892	12,107
* Smurfit-Stone Container Corp.	986,680	11,051
Airgas, Inc.	301,443	10,903
Carpenter Technology Corp.	98,882	10,631
Valspar Corp.	393,830	10,476
FMC Corp.	155,017	9,932
* The Mosaic Co.	570,931	9,649
Commercial Metals Co.	464,142	9,436
Cabot Corp.	253,595	9,434
Cytec Industries, Inc.	164,881	9,166
RPM International, Inc.	470,512	8,935
Steel Dynamics, Inc.	176,190	8,889
* Owens-Illinois, Inc.	561,836	8,664
Albemarle Corp.	157,917	8,580
Chemtura Corp.	976,400	8,465
Reliance Steel & Aluminum Co.	256,910	8,257
Scotts Miracle-Gro Co.	183,325	8,156
Florida Rock Industries, Inc.	192,371	7,447
Packaging Corp. of America	312,663	7,254
AptarGroup Inc.	141,051	7,177
* Oregon Steel Mills, Inc.	144,541	7,064
^ Cleveland-Cliffs Inc.	169,216	6,449
* Aleris International Inc.	127,526	6,445
* Chaparral Steel Co.	186,148	6,340
* Nalco Holding Co.	317,191	5,874
* Huntsman Corp.	309,979	5,642
H.B. Fuller Co.	239,159	5,606
* Titanium Metals Corp.	218,335	5,520
* AK Steel Corp.	446,510	5,421
* Coeur d'Alene Mines Corp.	1,129,274	5,319
* OM Group, Inc.	119,116	5,234
Texas Industries, Inc.	96,956	5,048
Worthington Industries, Inc.	291,549	4,974
Greif Inc. Class A	59,882	4,797
Bowater Inc.	227,048	4,670
Quanex Corp.	153,632	4,663
Celanese Corp. Series A	256,231	4,587
Olin Corp.	293,626	4,510
Minerals Technologies, Inc.	80,780	4,314
* RTI International Metals, Inc.	92,561	4,034
* Headwaters Inc.	171,974	4,016
NewMarket Corp.	66,862	3,889
Georgia Gulf Corp.	138,319	3,793
Sensient Technologies Corp.	188,664	3,692
Compass Minerals International	129,963	3,679
Silgan Holdings, Inc.	90,505	3,399
Eagle Materials, Inc.	100,669	3,391
MacDermid, Inc.	102,756	3,352
Spartech Corp.	117,466	3,145
* Century Aluminum Co.	93,230	3,137
* PolyOne Corp.	376,140	3,133
Ferro Corp.	172,078	3,060
CF Industries Holdings, Inc.	177,154	3,024
* W.R. Grace & Co.	223,269	2,961
Metal Management, Inc.	104,046	2,897
Wausau Paper Corp.	206,948	2,794
A. Schulman Inc.	118,768	2,792
Arch Chemicals, Inc.	96,990	2,759
Schnitzer Steel Industries, Inc. Class A	86,812	2,738
Gibraltar Industries Inc.	120,603	2,675
* Symyx Technologies, Inc.	125,261	2,654
* Hecla Mining Co.	430,550	2,471
Glatfelter	180,853	2,451
Deltic Timber Corp.	48,854	2,328
Ryerson Tull, Inc.	106,244	2,326
^* Terra Industries, Inc.	286,692	2,210
AMCOL International Corp.	87,542	2,181
Westlake Chemical Corp.	67,407	2,158
Myers Industries, Inc.	125,953	2,141
^ Royal Gold, Inc.	76,279	2,069
Tronox Inc. Class B	160,463	2,049
Rock-Tenn Co.	103,054	2,040
Neenah Paper Inc.	58,858	2,015
* Brush Engineered Materials Inc.	74,278	1,847
^* Zoltek Cos., Inc.	64,801	1,656
A.M. Castle & Co.	56,297	1,511
* Rockwood Holdings, Inc.	71,600	1,431
* Stillwater Mining Co.	169,577	1,424
* Graphic Packaging Corp.	376,781	1,379
* Pioneer Cos., Inc.	50,358	1,234
* AEP Industries, Inc.	29,033	1,218
Schweitzer-Mauduit International, Inc.	61,312	1,164
* Buckeye Technology, Inc.	130,582	1,110
Olympic Steel, Inc.	41,687	1,036
Chesapeake Corp. of Virginia	65,963	944
Steel Technologies, Inc.	47,970	942
* Northwest Pipe Co.	30,805	924
* Universal Stainless & Alloy Products, Inc.	38,907	875
* Wheeling-Pittsburgh Corp.	50,829	870
* Caraustar Industries, Inc.	103,368	824
* Omnova Solutions Inc.	191,553	801
* U.S. Concrete, Inc.	120,708	786
^ American Vanguard Corp.	55,892	782
^* Nonophase Technologies Corp.	128,549	775
Bairnco Corp.	64,100	769
NN, Inc.	64,826	767
* Material Sciences Corp.	75,940	756
^ NL Industries, Inc.	71,972	715
Penford Corp.	46,627	706
^* Calgon Carbon Corp.	148,806	658
Balchem Corp.	31,679	627
Stepan Co.	18,307	535
* Landec Corp.	47,491	513
Quaker Chemical Corp.	26,022	506
* Mod-Pac Corp.	45,137	497
* ICO, Inc.	69,980	463
Koppers Holdings, Inc.	24,100	457
Wellman, Inc.	112,058	447
* Maxxam Inc.	14,891	408
* ADA-ES Inc	29,286	381
* Pope & Talbot, Inc.	65,345	376
* Lesco, Inc.	44,246	358
Hawkins, Inc.	21,355	304
Rock of Ages Corp.	65,442	299
Nevada Chemicals, Inc.	37,568	298
* TOR Minerals International, Inc.	153,209	294
* Flotek Industries, Inc.	17,100	264
Great Northern Iron Ore	2,400	248
CPAC, Inc.	18,985	126
^ Empire Resources Inc.	14,300	126
^* Canyon Resources Corp.	136,500	98
* Eden Bioscience Corp.	90,059	56
* United States Lime & Mineral, Inc.	1,800	55

		481,213

Telecommunication Services (2.1%)
* American Tower Corp. Class A	1,631,644	59,555
* NII Holdings Inc.	598,498	37,203
* Level 3 Communications, Inc.	4,477,871	23,957
* Crown Castle International Corp.	664,381	23,413
Telephone & Data Systems, Inc.	259,593	10,929
* SBA Communications Corp.	418,463	10,181
Telephone & Data Systems, Inc. - Special Common Shares	147,351	6,019
* Leap Wireless International, Inc.	116,552	5,652
* Time Warner Telecom Inc.	296,320	5,633
* NeuStar, Inc. Class A	192,627	5,345
* Cincinnati Bell Inc.	1,003,153	4,835
* Dobson Communications Corp.	605,309	4,249
* U.S. Cellular Corp.	65,866	3,932
^* Broadwing Corp.	289,771	3,657
Commonwealth Telephone Enterprises, Inc.	86,732	3,576
* IDT Corp. Class B	206,442	2,977
^* iPCS, Inc.	54,236	2,904
USA Mobility, Inc.	111,245	2,541
* General Communication, Inc.	199,565	2,473
Iowa Telecommunications Services Inc.	118,486	2,345
FairPoint Communications, Inc.	134,110	2,334
^* Fibertower Corp.	230,207	2,175
* Premiere Global Services, Inc.	220,246	1,912
* Syniverse Holdings Inc.	122,275	1,834
Alaska Communications Systems Holdings, Inc.	129,033	1,712
* Covad Communications Group, Inc.	954,800	1,423
CT Communications, Inc.	54,923	1,193
Consolidated Communications Holdings, Inc.	61,954	1,159
North Pittsburgh Systems, Inc.	45,153	1,137
^* US LEC Corp. Class A	158,470	1,092
* Cogent Communications Group, Inc.	87,433	1,013
SureWest Communications	50,569	985
Centennial Communications Corp. Class A	182,720	974
Hector Communications Corp.	23,309	841
* @ Road, Inc.	138,284	808
* Talk America Holdings, Inc.	80,510	765
Shenandoah Telecommunications Co.	17,488	760
^* InPhonic, Inc.	93,751	743
* NTELOS Holdings Corp.	51,591	659
* Rural Cellular Corp. Class A	61,482	592
* Cbeyond Inc.	19,038	523
* LCC International, Inc. Class A	142,299	519
* Boston Communications Group, Inc.	229,952	467
D&E Communications, Inc.	33,192	419
* Vonage Holdings Corp.	59,500	409
* Wireless Facilities, Inc.	175,450	375
Warwick Valley Telephone Co.	16,870	339
* Echelon Telecom, Inc.	19,600	333
* Arbinet Holdings, Inc.	63,309	330
Hickory Tech Corp.	33,295	233
* XETA Technologies Inc.	89,314	221
^* Metro One Telecommunications, Inc.	59,526	156
* Suncom Wireless Holdings, Inc. Class A	149,017	143
^* Multiband Corp.	145,215	112
* IDT Corp.	7,368	104
* FiberNet Telecom Group, Inc.	32,927	95
Atlantic Tele-Network, Inc.	3,600	67
* Fusion Telecommunications International, Inc.	36,100	61
^* Primus Telecommunications Group, Inc.	108,398	53
* Pac-West Telecom, Inc.	143,083	34
* GoAmerica, Inc.	2,302	8
* Trinsic Inc.	4,606	1
^* UROn	7,260	-

		250,489

Utilities (4.7%)
* Mirant Corp.	996,170	27,205
Questar Corp.	332,530	27,191
Wisconsin Energy Corp.	455,862	19,666
SCANA Corp.	450,636	18,147
* NRG Energy, Inc.	398,692	18,061
Pepco Holdings, Inc.	744,224	17,988
Equitable Resources, Inc.	468,060	16,373
Alliant Energy Corp.	456,778	16,321
ONEOK, Inc.	426,220	16,107
MDU Resources Group, Inc.	703,393	15,714
* Reliant Energy, Inc.	1,192,009	14,674
NSTAR	417,593	13,931
Northeast Utilities	596,333	13,877
Energy East Corp.	572,696	13,584
OGE Energy Corp.	353,000	12,747
* Sierra Pacific Resources	856,193	12,278
DPL Inc.	442,169	11,992
National Fuel Gas Co.	323,662	11,765
Energen Corp.	280,834	11,759
Aqua America, Inc.	526,352	11,548
AGL Resources Inc.	301,665	11,011
Puget Energy, Inc.	466,091	10,594
Southern Union Co.	400,101	10,567
UGI Corp. Holding Co.	419,237	10,250
Great Plains Energy, Inc.	322,864	10,015
Atmos Energy Corp.	329,858	9,417
Hawaiian Electric Industries Inc.	329,453	8,915
Westar Energy, Inc.	353,898	8,320
Vectren Corp.	309,710	8,316
WPS Resources Corp.	164,258	8,152
^ Piedmont Natural Gas, Inc.	305,411	7,730
PNM Resources Inc.	279,439	7,704
* Aquila, Inc.	1,518,206	6,574
IDACORP, Inc.	173,745	6,569
Duquesne Light Holdings, Inc.	318,293	6,258
WGL Holdings Inc.	198,241	6,213
Cleco Corp.	228,705	5,773
New Jersey Resources Corp.	113,990	5,620
Southwest Gas Corp.	162,027	5,399
ALLETE, Inc.	122,757	5,334
NorthWestern Corp.	143,580	5,022
UniSource Energy Corp.	142,573	4,752
Avista Corp.	198,593	4,703
Black Hills Corp.	135,170	4,543
Northwest Natural Gas Co.	111,908	4,396
* El Paso Electric Co.	196,672	4,394
South Jersey Industries, Inc.	118,423	3,542
Otter Tail Corp.	119,310	3,489
UIL Holdings Corp.	90,467	3,392
CH Energy Group, Inc.	54,822	2,822
The Laclede Group, Inc.	86,187	2,765
Empire District Electric Co.	121,821	2,726
MGE Energy, Inc.	83,034	2,689
American States Water Co.	68,168	2,607
California Water Service Group	70,361	2,598
^ Portland General Electric Co.	104,200	2,544
SJW Corp.	52,718	1,577
ITC Holdings Corp.	48,100	1,501
Ormat Technologies Inc.	45,227	1,480
^ Southwest Water Co.	106,034	1,297
Cascade Natural Gas Corp.	45,522	1,188
EnergySouth, Inc.	33,429	1,128
^* Cadiz Inc.	54,400	1,072
Connecticut Water Services, Inc.	46,599	1,029
Central Vermont Public Service Corp.	36,610	809
Middlesex Water Co.	41,065	790
* SEMCO Energy, Inc.	139,599	787
Chesapeake Utilities Corp.	26,082	784
Green Mountain Power Corp.	23,127	772
Unitil Corp.	23,826	579
* Maine & Maritimes Corp.	27,125	454
The York Water Co.	17,136	326
Artesian Resources Corp. Class A	9,042	170
BIW Ltd.	2,200	35
* Pure Cycle Corp.	2,400	17

		552,438

Total Common Stocks
(Cost $9,737,193)		11,759,800

Temporary Cash Investments (4.4%)

Money Market Fund (4.4%)

1 Vanguard Market Liquidity Fund, 5.306%	517,160,352	517,160

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.198%, 1/3/07	6,000	5,921

Total Temporary Cash Investments
(Cost $523,080)		523,081

Total Investments (104.3%)
(Cost $10,260,273)		12,282,881

Other Assets and Liabilities - Net (-4.3%)		(506,025)

Net Assets (100%)		11,776,856

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $5,921,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $10,260,273,000. Net unrealized appreciation of investment securities for tax purposes was $2,022,608,000, consisting of unrealized gains of $3,208,061,000 on securities that had risen in value since their purchase and $1,185,453,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P Midcap 400	40	15,212	269
Russell 2000 Index	7	2,562	68

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Total Stock Market Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (11.2%)
Time Warner, Inc.	21,548,494	392,829
Home Depot, Inc.	10,633,321	385,671
* Comcast Corp. Class A	9,734,802	358,727
The Walt Disney Co.	10,726,604	331,559
McDonald's Corp.	6,411,061	250,801
News Corp., Class A	12,211,507	239,956
Target Corp.	4,220,894	233,204
Lowe's Cos., Inc.	7,598,036	213,201
* Starbucks Corp.	3,951,800	134,559
Federated Department Stores, Inc.	2,835,878	122,538
Best Buy Co., Inc.	2,127,178	113,932
* Viacom Inc. Class B	3,034,015	112,805
Carnival Corp.	2,304,244	108,369
The McGraw-Hill Cos., Inc.	1,840,876	106,826
* Kohl's Corp.	1,579,096	102,515
CBS Corp.	3,274,762	92,250
Staples, Inc.	3,746,862	91,161
Harley-Davidson, Inc.	1,384,626	86,885
NIKE, Inc. Class B	953,436	83,540
J.C. Penney Co., Inc. (Holding Co.)	1,207,686	82,594
Omnicom Group Inc.	878,084	82,189
^ General Motors Corp.	2,327,447	77,411
Ford Motor Co.	9,309,035	75,310
Yum! Brands, Inc.	1,400,303	72,886
International Game Technology	1,745,174	72,425
Johnson Controls, Inc.	1,003,108	71,963
* DIRECTV Group, Inc.	3,629,516	71,429
* Sears Holdings Corp.	451,044	71,306
Clear Channel Communications, Inc.	2,466,478	71,158
* Liberty Media Corp. -Interactive A	3,451,087	70,333
Gannett Co., Inc.	1,224,979	69,616
Marriott International, Inc. Class A	1,797,586	69,459
* Coach, Inc.	1,982,367	68,193
TJX Cos., Inc.	2,353,646	65,973
Starwood Hotels & Resorts Worldwide, Inc.	1,119,123	64,003
Harrah's Entertainment, Inc.	903,537	60,022
* Office Depot, Inc.	1,480,616	58,780
* Liberty Media Corp. -Capital Series A	690,735	57,725
The Gap, Inc.	3,003,479	56,916
Fortune Brands, Inc.	755,118	56,717
* Bed Bath & Beyond, Inc.	1,453,751	55,621
Hilton Hotels Corp.	1,881,086	52,388
* Amazon.com, Inc.	1,616,768	51,931
Limited Brands, Inc.	1,836,749	48,655
Nordstrom, Inc.	1,096,382	46,377
Newell Rubbermaid, Inc.	1,428,805	40,464
Wendy's International, Inc.	600,821	40,255
Mattel, Inc.	2,004,595	39,491
Genuine Parts Co.	892,726	38,503
* Univision Communications Inc.	1,101,679	37,832
* Las Vegas Sands Corp.	547,669	37,433
* Apollo Group, Inc. Class A	753,899	37,122
NTL Inc.	1,418,010	36,060
Pulte Homes, Inc.	1,123,694	35,801
H & R Block, Inc.	1,608,364	34,966
* EchoStar Communications Corp. Class A	1,065,327	34,879
D. R. Horton, Inc.	1,447,874	34,677
Whirlpool Corp.	402,107	33,821
Sherwin-Williams Co.	597,567	33,332
Eastman Kodak Co.	1,480,132	33,155
VF Corp.	451,766	32,956
Centex Corp.	624,549	32,864
* IAC/InterActiveCorp	1,120,819	32,235
Abercrombie & Fitch Co.	453,658	31,520
Black & Decker Corp.	391,141	31,037
Darden Restaurants Inc.	727,635	30,903
* AutoZone Inc.	297,409	30,722
American Eagle Outfitters, Inc.	697,054	30,552
^ Garmin Ltd.	616,540	30,075
Lennar Corp. Class A	653,370	29,565
* Wyndham Worldwide Corp.	1,041,299	29,125
Tribune Co.	866,163	28,341
Michaels Stores, Inc.	646,637	28,155
Harman International Industries, Inc.	328,576	27,416
* Comcast Corp. Special Class A	735,085	27,058
* Liberty Global, Inc. Class A	1,020,858	26,277
* MGM Mirage, Inc.	664,517	26,242
Royal Caribbean Cruises, Ltd.	658,134	25,542
^* Sirius Satellite Radio, Inc.	6,512,431	25,464
Cablevision Systems NY Group Class A	1,108,387	25,171
* Liberty Global, Inc. Series C	1,001,489	25,097
Tiffany & Co.	727,815	24,163
Leggett & Platt, Inc.	945,627	23,669
* Lamar Advertising Co. Class A	431,069	23,023
Circuit City Stores, Inc.	903,560	22,688
* CarMax, Inc.	541,627	22,591
Family Dollar Stores, Inc.	765,978	22,397
* Interpublic Group of Cos., Inc.	2,258,171	22,356
E.W. Scripps Co. Class A	458,775	21,989
Liz Claiborne, Inc.	538,490	21,276
Washington Post Co. Class B	28,505	21,008
Dollar General Corp.	1,537,269	20,953
^* Mohawk Industries, Inc.	279,498	20,809
Polo Ralph Lauren Corp.	317,277	20,525
Foot Locker, Inc.	800,439	20,211
PETsMART, Inc.	724,431	20,103
* Chico's FAS, Inc.	930,368	20,031
* Expedia, Inc.	1,250,256	19,604
* Discovery Holding Co. Class A	1,323,884	19,143
Jones Apparel Group, Inc.	585,055	18,979
The Stanley Works	380,284	18,957
Ross Stores, Inc.	739,573	18,793
Hasbro, Inc.	826,034	18,792
Advance Auto Parts, Inc.	545,421	17,966
KB Home	409,959	17,956
^* Wynn Resorts Ltd.	261,267	17,769
Brinker International, Inc.	436,494	17,499
* XM Satellite Radio Holdings, Inc.	1,341,134	17,287
BorgWarner, Inc.	296,550	16,954
ServiceMaster Co.	1,508,655	16,912
* Toll Brothers, Inc.	598,760	16,813
* O'Reilly Automotive, Inc.	499,270	16,581
Williams-Sonoma, Inc.	503,423	16,306
* AutoNation, Inc.	775,586	16,210
New York Times Co. Class A	704,137	16,181
* Dollar Tree Stores, Inc.	516,152	15,980
Station Casinos, Inc.	274,772	15,890
* AnnTaylor Stores Corp.	378,045	15,825
Brunswick Corp.	489,549	15,269
OfficeMax, Inc.	367,649	14,978
* ITT Educational Services, Inc.	225,333	14,940
Service Corp. International	1,531,152	14,301
* R.H. Donnelley Corp.	268,918	14,226
* NVR, Inc.	25,705	13,752
* Penn National Gaming, Inc.	375,193	13,702
* Getty Images, Inc.	275,792	13,701
Claire's Stores, Inc.	462,345	13,482
RadioShack Corp.	665,626	12,847
Snap-On Inc.	286,333	12,756
The McClatchy Co. Class A	285,951	12,064
* Laureate Education Inc.	251,728	12,048
* The Goodyear Tire & Rubber Co.	827,635	12,001
Phillips-Van Heusen Corp.	286,775	11,979
* Big Lots Inc.	586,057	11,610
Weight Watchers International, Inc.	259,924	11,525
* Career Education Corp.	505,241	11,368
* Scientific Games Corp.	355,250	11,297
* Hanesbrands Inc.	492,842	11,094
Boyd Gaming Corp.	287,130	11,037
OSI Restaurant Partners, Inc.	347,422	11,017
Barnes & Noble, Inc.	289,499	10,984
Dillard's Inc.	334,684	10,954
Gentex Corp.	758,230	10,774
Saks Inc.	621,946	10,747
* The Cheesecake Factory Inc.	391,989	10,658
SCP Pool Corp.	273,800	10,541
* Rent-A-Center, Inc.	359,480	10,529
* Sonic Corp.	458,086	10,357
Ryland Group, Inc.	236,108	10,202
* Aztar Corp.	188,364	9,985
^* Nutri/System Inc.	159,045	9,907
Meredith Corp.	198,770	9,805
* Jack in the Box Inc.	185,221	9,665
Men's Wearhouse, Inc.	250,397	9,317
^ Dow Jones & Co., Inc.	277,300	9,301
* Gaylord Entertainment Co.	210,751	9,241
* Charming Shoppes, Inc.	642,431	9,174
* Panera Bread Co.	157,273	9,161
* Urban Outfitters, Inc.	509,873	9,020
* Dick's Sporting Goods, Inc.	193,684	8,816
Polaris Industries, Inc.	212,960	8,763
Ruby Tuesday, Inc.	308,702	8,702
Sotheby's	268,000	8,640
* Payless ShoeSource, Inc.	345,514	8,603
* Tractor Supply Co.	174,875	8,439
Regis Corp.	235,250	8,434
* Aeropostale, Inc.	283,246	8,279
Applebee's International, Inc.	383,387	8,247
MDC Holdings, Inc.	177,113	8,227
* Coldwater Creek Inc.	285,132	8,200
Orient-Express Hotel Ltd.	219,198	8,194
Beazer Homes USA, Inc.	209,762	8,189
* PETCO Animal Supplies, Inc.	285,317	8,171
Standard Pacific Corp.	345,856	8,128
^* GameStop Corp. Class A	173,264	8,019
* Jarden Corp.	241,919	7,976
Wolverine World Wide, Inc.	279,095	7,901
Thor Industries, Inc.	190,063	7,825
* Marvel Entertainment, Inc.	322,035	7,774
* Timberland Co.	269,410	7,751
International Speedway Corp.	155,184	7,734
* The Children's Place Retail Stores, Inc.	120,152	7,693
* Quiksilver, Inc.	630,824	7,665
Choice Hotel International, Inc.	187,035	7,650
Strayer Education, Inc.	70,432	7,621
Belo Corp. Class A	469,025	7,415
* The Gymboree Corp.	173,201	7,306
Lear Corp.	349,178	7,228
Harte-Hanks, Inc.	273,144	7,197
* Pinnacle Entertainment, Inc.	251,038	7,059
John Wiley & Sons Class A	194,993	7,022
* Viacom Inc. Class A	187,325	6,987
* GameStop Corp. Class B	155,567	6,955
* Life Time Fitness, Inc.	150,251	6,955
^* Under Armour, Inc.	172,518	6,904
* Zale Corp.	248,822	6,902
* Tween Brands, Inc.	183,465	6,898
Borders Group, Inc.	337,732	6,890
The Yankee Candle Co., Inc.	225,817	6,610
* DeVry, Inc.	309,827	6,590
CBRL Group, Inc.	161,892	6,545
^* priceline.com, Inc.	177,604	6,534
Christopher & Banks Corp.	218,754	6,449
American Greetings Corp. Class A	277,907	6,425
* The Pantry, Inc.	112,797	6,358
Catalina Marketing Corp.	228,762	6,291
* Pacific Sunwear of California, Inc.	411,137	6,200
Reader's Digest Association, Inc.	478,041	6,195
^* Select Comfort Corp.	281,615	6,162
* Guitar Center, Inc.	137,292	6,134
* Visteon Corp.	748,363	6,099
Matthews International Corp.	165,469	6,091
Group 1 Automotive, Inc.	121,600	6,068
Arbitron Inc.	162,417	6,011
* Bright Horizons Family Solutions, Inc.	143,353	5,982
* Carter's, Inc.	224,320	5,920
* Live Nation	283,676	5,793
Bob Evans Farms, Inc.	190,415	5,766
Ethan Allen Interiors, Inc.	163,405	5,664
^ Winnebago Industries, Inc.	178,854	5,612
Tupperware Corp.	284,345	5,533
Jackson Hewitt Tax Service Inc.	184,148	5,526
* CEC Entertainment Inc.	174,689	5,504
* Tenneco Automotive, Inc.	235,297	5,504
^* Shuffle Master, Inc.	202,122	5,459
Warner Music Group Corp.	207,496	5,385
CBS Corp. Class A	187,325	5,286
* Scholastic Corp.	166,336	5,181
Lee Enterprises, Inc.	204,195	5,154
ADVO, Inc.	183,423	5,132
^* Netflix.com, Inc.	225,163	5,129
* Meritage Corp.	122,635	5,103
* The Dress Barn, Inc.	233,488	5,095
^ Regal Entertainment Group Class A	256,981	5,093
* Rare Hospitality International Inc.	166,337	5,083
CKE Restaurants Inc.	301,691	5,044
* Valassis Communications, Inc.	285,792	5,044
* Fossil, Inc.	233,024	5,019
* DreamWorks Animation SKG, Inc.	199,244	4,963
ArvinMeritor, Inc.	343,662	4,894
* Hibbett Sporting Goods, Inc.	184,277	4,824
* P.F. Chang's China Bistro, Inc.	138,169	4,796
Brown Shoe Co., Inc.	133,486	4,784
Modine Manufacturing Co.	196,543	4,782
^ Building Materials Holding Corp.	181,777	4,730
* Corinthian Colleges, Inc.	437,481	4,729
Callaway Golf Co.	357,726	4,690
* LKQ Corp.	212,436	4,667
K-Swiss, Inc.	153,725	4,621
^ Furniture Brands International Inc.	242,298	4,613
* RCN Corp.	161,359	4,566
Domino's Pizza, Inc.	174,204	4,468
* The Warnaco Group, Inc.	228,716	4,423
United Auto Group, Inc.	188,834	4,419
* Guess ?, Inc.	89,028	4,321
Entercom Communications Corp.	170,479	4,296
* Papa John's International, Inc.	118,421	4,276
Kellwood Co.	146,890	4,235
* Vail Resorts Inc.	105,644	4,228
* Hovnanian Enterprises Inc. Class A	142,817	4,190
Aaron Rents, Inc. Class B	172,920	3,974
IHOP Corp.	85,606	3,968
* Ryan's Restaurant Group, Inc.	247,610	3,930
Cato Corp. Class A	177,809	3,896
Media General, Inc. Class A	100,835	3,803
* Bally Technologies Inc.	214,943	3,783
^* Tempur-Pedic International Inc.	219,467	3,768
* Alderwoods Group, Inc.	186,846	3,705
Stage Stores, Inc.	125,823	3,692
* Columbia Sportswear Co.	63,896	3,567
* Genesco, Inc.	103,325	3,562
* TRW Automotive Holdings Corp.	146,773	3,533
^* Cabela's Inc.	162,199	3,525
* Red Robin Gourmet Burgers, Inc.	75,206	3,468
^ La-Z-Boy Inc.	247,372	3,453
* Gemstar-TV Guide International, Inc.	1,039,844	3,452
* Cox Radio, Inc.	221,203	3,395
Landry's Restaurants, Inc.	112,363	3,388
* Interactive Data Corp.	169,418	3,380
Steven Madden, Ltd.	85,530	3,356
* Interface, Inc.	258,899	3,335
American Axle & Manufacturing Holdings, Inc.	198,161	3,307
Sonic Automotive, Inc.	140,475	3,244
* WMS Industries, Inc.	109,355	3,194
Talbots Inc.	114,983	3,133
^ Cooper Tire & Rubber Co.	309,042	3,109
Blyth, Inc.	127,092	3,092
* Blockbuster Inc. Class A	800,425	3,074
The Pep Boys (Manny, Moe & Jack)	238,856	3,069
* 99 Cents Only Stores	259,108	3,065
Triarc Cos., Inc. Class B	201,399	3,045
Stewart Enterprises, Inc. Class A	509,874	2,988
* VistaPrint Ltd.	115,179	2,988
* CSK Auto Corp.	211,798	2,986
* Helen of Troy Ltd.	169,426	2,975
* Keystone Automotive Industries, Inc.	77,899	2,962
Pier 1 Imports Inc.	396,825	2,944
* Charlotte Russe Holding Inc.	106,141	2,923
Hearst-Argyle Television Inc.	126,636	2,906
Big 5 Sporting Goods Corp.	127,403	2,905
* Iconix Brand Group Inc.	179,203	2,885
Ameristar Casinos, Inc.	132,361	2,874
^* WCI Communities, Inc.	164,441	2,868
* Champion Enterprises, Inc.	411,191	2,837
^* Jos. A. Bank Clothiers, Inc.	94,450	2,830
Oxford Industries, Inc.	65,944	2,830
^ Nautilus Inc.	204,668	2,814
* RC2 Corp.	82,222	2,757
Movado Group, Inc.	108,419	2,756
* California Pizza Kitchen, Inc.	91,685	2,744
^* Six Flags, Inc.	523,666	2,739
* Hot Topic, Inc.	243,105	2,708
* Skechers U.S.A., Inc.	115,049	2,705
^* Blue Nile Inc.	74,267	2,700
* Steiner Leisure Ltd.	64,142	2,697
Lone Star Steakhouse & Saloon, Inc.	96,966	2,693
^* Krispy Kreme Doughnuts, Inc.	331,218	2,683
* DSW Inc. Class A	85,129	2,682
bebe stores, inc	106,772	2,646
Finish Line, Inc.	209,156	2,640
^* TiVo Inc.	345,174	2,620
* Midas Inc.	123,520	2,554
Speedway Motorsports, Inc.	69,758	2,540
The Stride Rite Corp.	179,701	2,509
^* Charter Communications, Inc.	1,649,817	2,508
* Smith & Wesson Holding Corp.	179,460	2,491
* Texas Roadhouse, Inc.	201,912	2,479
* Zumiez Inc.	90,692	2,449
The Marcus Corp.	106,043	2,436
* Entravision Communications Corp.	327,163	2,434
Westwood One, Inc.	339,507	2,404
* Deckers Outdoor Corp.	50,535	2,391
* Denny's Corp.	688,442	2,348
^ Pre-Paid Legal Services, Inc.	58,749	2,331
* Vertrue Inc.	59,228	2,329
^ Brookfield Homes Corp.	82,417	2,321
^* Restoration Hardware, Inc.	266,338	2,309
^* Source Interlink Cos., Inc.	243,034	2,309
* K2 Inc.	196,591	2,306
Fred's, Inc.	182,427	2,302
* A.C. Moore Arts & Crafts, Inc.	118,472	2,255
^ Martha Stewart Living Omnimedia, Inc.	124,225	2,206
* Cumulus Media Inc.	226,257	2,163
Citadel Broadcasting Corp.	228,616	2,149
* O'Charley's Inc.	112,702	2,138
* Mediacom Communications Corp.	298,942	2,128
^* Progressive Gaming International Corp.	259,208	2,126
Oakley, Inc.	124,303	2,119
* MarineMax, Inc.	83,127	2,116
Kimball International, Inc. Class B	107,940	2,083
Tuesday Morning Corp.	149,044	2,069
* Steak n Shake Co.	122,478	2,069
* Retail Ventures, Inc.	134,045	2,066
* GSI Commerce, Inc.	137,382	2,039
* Casual Male Retail Group, Inc.	148,224	2,035
* CKX, Inc.	162,898	2,028
^ Sun-Times Media Group, Inc.	307,321	2,022
Stein Mart, Inc.	132,184	2,011
* drugstore.com, Inc.	573,944	1,980
* JAKKS Pacific, Inc.	111,054	1,980
* Universal Technical Institute Inc.	109,204	1,954
* Cache, Inc.	107,302	1,920
* The Wet Seal, Inc. Class A	310,770	1,908
* Sturm, Ruger & Co., Inc.	240,096	1,858
CPI Corp.	38,110	1,850
* Emmis Communications, Inc.	149,852	1,836
* Rent-Way, Inc.	174,984	1,836
* Fleetwood Enterprises, Inc.	271,919	1,830
Journal Communications, Inc.	155,651	1,754
^ Superior Industries International, Inc.	101,738	1,708
Ambassadors Group, Inc.	60,255	1,704
Lithia Motors, Inc.	68,247	1,687
* Buffalo Wild Wings Inc.	44,051	1,685
* Trump Entertainment Resorts, Inc.	98,771	1,675
* Blount International, Inc.	166,408	1,667
* Isle of Capri Casinos, Inc.	79,023	1,664
^* Volcom, Inc.	72,659	1,638
* LodgeNet Entertainment Corp.	86,090	1,625
* Aftermarket Technology Corp.	90,621	1,609
Bandag, Inc.	39,005	1,601
* Steinway Musical Instruments Inc.	56,852	1,592
M/I Homes, Inc.	44,898	1,587
Monro Muffler Brake, Inc.	46,600	1,585
* Stamps.com Inc.	82,950	1,581
Churchill Downs, Inc.	37,376	1,572
* Radio One, Inc.	245,491	1,532
Courier Corp.	41,153	1,528
Sinclair Broadcast Group, Inc.	194,268	1,525
The Buckle, Inc.	40,113	1,522
* ProQuest Co.	116,131	1,512
Cherokee Inc.	41,285	1,511
* AFC Enterprises, Inc.	103,970	1,501
Salem Communications Corp.	131,120	1,483
* Maidenform Brands, Inc.	76,382	1,474
^ Charles & Colvard Ltd.	129,492	1,474
Asbury Automotive Group, Inc.	71,032	1,463
* Drew Industries, Inc.	57,757	1,459
* Great Wolf Resorts, Inc.	119,507	1,429
* ValueVision Media, Inc.	121,486	1,408
Monaco Coach Corp.	125,731	1,401
* Exide Technologies	374,300	1,396
* Syms Corp.	68,187	1,388
^* Jo-Ann Stores, Inc.	82,549	1,380
* PetMed Express, Inc.	132,074	1,379
* Audiovox Corp.	98,510	1,371
* Perry Ellis International Corp.	43,805	1,353
^* Empire Resorts Inc.	188,155	1,345
^* Avatar Holding, Inc.	22,732	1,343
* Harris Interactive Inc.	219,704	1,340
Dover Downs Gaming & Entertainment, Inc.	110,014	1,337
* Monarch Casino & Resort, Inc.	68,778	1,334
* Interstate Hotels & Resorts, Inc.	123,611	1,333
* New York & Co., Inc.	100,631	1,316
* INVESTools Inc.	123,754	1,316
Standard Motor Products, Inc.	108,568	1,302
* Cost Plus, Inc.	107,200	1,283
* Red Lion Hotels Corp.	118,613	1,276
^* Overstock.com, Inc.	72,767	1,276
* 4Kids Entertainment Inc.	77,203	1,274
Gray Television, Inc.	198,215	1,271
Kenneth Cole Productions, Inc.	51,756	1,261
UniFirst Corp.	39,470	1,233
News Corp., Class B	59,284	1,224
National Presto Industries, Inc.	22,030	1,218
* PRIMEDIA Inc.	799,511	1,215
^* dELiA*S, Inc.	157,745	1,215
^* Palm Harbor Homes, Inc.	80,916	1,211
* McCormick & Schmick's Seafood Restaurants, Inc.	53,102	1,194
World Wrestling Entertainment, Inc.	71,639	1,177
^* Citi Trends Inc.	33,968	1,172
* Fisher Communications, Inc.	27,857	1,157
^* West Marine, Inc.	82,308	1,152
Triarc Cos., Inc. Class A	69,353	1,151
* Mothers Work, Inc.	23,789	1,145
Skyline Corp.	29,536	1,129
* Radio One, Inc. Class D	178,692	1,117
* Bluegreen Corp.	97,269	1,116
* Cavco Industries, Inc.	35,313	1,113
* Fuel Systems Solutions, Inc.	86,901	1,105
* Universal Electronics, Inc.	58,161	1,105
* Morningstar, Inc.	29,651	1,094
Haverty Furniture Cos., Inc.	67,758	1,081
* Unifi, Inc.	449,438	1,079
* Luby's, Inc.	109,281	1,079
^* Multimedia Games Inc.	118,633	1,077
* 1-800 Contacts, Inc.	71,518	1,072
^* Youbet.com, Inc.	285,166	1,067
* Playboy Enterprises, Inc. Class B	113,276	1,066
* Benihana Inc. Class A	36,678	1,064
^ Carmike Cinemas, Inc.	61,520	1,057
Stanley Furniture Co., Inc.	49,539	1,056
* Famous Dave's of America, Inc.	69,045	1,049
* MTR Gaming Group Inc.	111,523	1,047
Spartan Motors, Inc.	55,371	1,043
Weyco Group, Inc.	46,394	1,038
* Buca, Inc.	196,495	1,036
Journal Register Co.	181,458	1,029
CSS Industries, Inc.	34,545	1,027
^ Libbey, Inc.	90,872	1,017
* BJ's Restaurants Inc.	45,830	1,009
* Hartmarx Corp.	147,269	997
* Cosi, Inc.	184,808	991
Blair Corp.	38,393	991
^* Build-A-Bear-Workshop, Inc.	43,352	987
* Strattec Security Corp.	25,675	983
* Hayes Lemmerz International, Inc.	442,537	982
^* Leapfrog Enterprises, Inc.	123,795	982
Superior Uniform Group, Inc.	78,989	980
* Alloy, Inc.	81,761	966
* Lenox Group, Inc.	156,015	944
Bassett Furniture Industries, Inc.	57,962	941
* Ruth's Chris Steak House	49,995	941
* Russ Berrie and Co., Inc.	61,684	940
* GenTek, Inc.	33,888	936
* Systemax Inc.	57,948	928
Cadmus Communications Corp.	61,735	922
Arctic Cat, Inc.	55,364	919
^* True Religion Apparel, Inc.	42,949	907
Technical Olympic USA, Inc.	91,046	895
* Lin TV Corp.	114,737	893
Levitt Corp. Class A	75,764	891
^* Escala Group, Inc.	159,494	868
* 1-800-FLOWERS.COM, Inc.	162,971	857
^* Audible, Inc.	116,061	843
* Spanish Broadcasting System, Inc.	189,869	830
Handleman Co.	109,187	829
* Stoneridge, Inc.	114,085	812
^* Quantum Fuel Systems Technologies Worldwide, Inc.	409,576	811
* Gaiam, Inc.	61,823	798
^ Tarragon Corp.	76,065	792
^ Bon-Ton Stores, Inc.	25,978	773
^* Magna Entertainment Corp. Class A	164,509	772
^* Conn's, Inc.	36,348	759
Lennar Corp. Class B	18,034	758
Traffix, Inc.	144,514	757
* Tweeter Home Entertainment Group, Inc.	164,594	751
^* Educate, Inc.	93,537	747
* Saga Communications, Inc.	93,974	727
* Lodgian, Inc.	54,256	721
Bandag, Inc. Class A	20,731	720
* Wilsons The Leather Experts Inc.	268,777	712
* Dorman Products, Inc.	70,144	708
* Shoe Carnival, Inc.	27,209	686
Escalade, Inc.	68,440	684
* Rentrak Corp.	59,607	681
Cutter & Buck Inc.	69,732	674
^* America's Car-Mart, Inc.	40,106	660
* Applica Inc.	121,734	656
Coachmen Industries, Inc.	60,323	652
Marine Products Corp.	67,069	652
^* The Princeton Review, Inc.	125,124	648
Noble International, Ltd.	50,958	637
* Daily Journal Corp.	16,429	635
S&K Famous Brands Inc.	46,595	632
* Ashworth, Inc.	90,595	621
Sauer-Danfoss, Inc.	25,871	620
^* Navarre Corp.	152,442	613
^* Century Casinos, Inc.	61,573	612
* Trans World Entertainment Corp.	99,692	604
Ambassadors International, Inc.	19,002	600
* Riviera Holdings Corp.	29,300	599
* Friendly Ice Cream Corp.	55,293	594
* G-III Apparel Group, Ltd.	52,244	586
* Regent Communications, Inc.	154,016	584
* Directed Electronics Inc.	38,541	582
* Hovnanian Enterprises	19,300	566
^* Sharper Image Corp.	53,600	552
California Coastal Communities, Inc.	26,846	552
* The Dixie Group, Inc.	36,168	540
* Hastings Entertainment, Inc.	77,268	522
^ Lifetime Brands, Inc.	28,092	520
* Core-Mark Holding Co., Inc.	16,574	519
^* Bally Total Fitness Holding Corp.	341,008	515
* Duckwall-ALCO Stores, Inc.	13,200	491
* Proliance International Inc.	106,628	487
^* Design Within Reach Inc.	79,285	482
* Mity-Lite Inc.	26,247	478
* Hallwood Group Inc.	4,900	461
^* Reading International Inc. Class A	56,841	449
^* Home Solutions of America	81,300	446
^ Orleans Homebuilders, Inc.	37,570	441
* Nexstar Broadcasting Group, Inc.	111,355	440
* Virco Manufacturing Corp.	89,090	435
^* Private Media Group, Inc.	105,568	426
* New Frontier Media, Inc.	51,071	421
* Emerson Radio Corp.	135,771	411
Hooker Furniture Corp.	27,286	400
* Pomeroy IT Solutions, Inc.	48,733	399
* Rubio's Restaurants, Inc.	44,164	390
Books-a-Million Inc.	21,838	390
* DG FastChannel Inc.	36,849	389
Dover Motorsports, Inc.	71,458	387
* Benihana Inc.	13,000	376
* Blockbuster Inc. Class B	104,887	370
* The Smith & Wollensky Restaurant Group, Inc.	79,005	356
* Outdoor Channel Holdings Inc.	32,171	350
* Knology, Inc.	35,030	347
* REX Stores Corp.	24,259	342
* Johnson Outdoors Inc.	19,550	338
* Carriage Services, Inc.	69,914	326
Beasley Broadcast Group, Inc.	45,814	322
Canterbury Park Holding Corp.	23,700	300
^* Syntax-Brillian Corp.	61,246	288
* Acme Communications, Inc.	54,000	284
* Shiloh Industries, Inc.	20,848	281
* PC Mall, Inc.	37,977	273
* Young Broadcasting Inc.	117,067	269
* Hampshire Group, Ltd.	19,958	247
* NTN Communications, Inc.	190,040	247
Deb Shops, Inc.	9,220	236
* Hancock Fabrics, Inc.	81,276	233
^* Movie Gallery, Inc.	112,868	221
* Fairchild Corp.	83,745	218
^* Gander Mountain Co.	31,121	217
* Bombay Co.	157,833	216
Cobra Electronics Corp.	25,400	216
Craftmade International, Inc.	12,548	215
* Nevada Gold & Casinos, Inc.	44,200	213
* Mossimo, Inc.	27,192	213
Aaron Rents, Inc.	10,125	213
^* iRobot Corp.	10,213	205
* Catalina Lighting, Inc.	23,200	196
* Finlay Enterprises, Inc.	29,106	192
* Kirkland's, Inc.	38,345	188
* Pegasus Communications Corp.	90,383	180
* FTD Group, Inc.	11,200	173
* National R. V. Holdings, Inc.	48,475	168
* Mestek, Inc.	11,341	165
* ION Media Networks, Inc.	197,451	160
* Winmark Corp.	6,600	156
* Sport Chalet, Inc. Class A	16,775	154
^* Salton, Inc.	66,200	152
* Champps Entertainment Inc.	24,973	152
* Fedders Corp.	117,282	147
* Triple Crown Media, Inc.	19,152	139
* Image Entertainment, Inc.	39,900	139
Tandy Brands Accessories, Inc.	12,890	137
* Lazare Kaplan International, Inc.	13,648	134
* Tarrant Apparel Group, Inc.	79,976	110
^* Dominion Homes, Inc.	18,022	109
* Emak Worldwide Inc.	13,900	88
* Meade Instruments Corp.	37,425	84
^* Comstock Homebuilding Cos., Inc.	15,339	83
* Rockford Corp.	21,790	76
* Concord Camera Corp.	120,706	60
^* Interactive Systems Worldwide, Inc.	27,000	41
* Max & Erma's Restaurant, Inc.	4,800	40
^* Dura Automotive Systems, Inc.	132,974	35
* Quaker Fabric Corp.	28,900	32
* United Retail Group, Inc.	1,700	31
* Tag-It Pacific, Inc.	32,250	31
* Innovo Group Inc.	51,376	21
* SPAR Group, Inc.	16,174	17
* Sport Chalet, Inc.	1,825	16
* EVCI Career Colleges Holding Corp.	20,405	13
* Hollywood Media Corp.	2,350	9
* Oakwood Homes Corp.	81,969	1
* IAC InterActiveCorp Warrants Exp. 2/4/09	38	1
^* Gadzooks, Inc.	257,226	1
* Expedia Inc. Warrants Exp. 2/04/09	38	-

		8,726,153

Consumer Staples (8.2%)
The Procter & Gamble Co.	16,881,358	1,046,307
Altria Group, Inc.	10,742,266	822,320
Wal-Mart Stores, Inc.	12,862,887	634,398
PepsiCo, Inc.	8,501,136	554,784
The Coca-Cola Co.	10,907,228	487,335
Walgreen Co.	5,197,723	230,727
Anheuser-Busch Cos., Inc.	3,978,079	188,999
Colgate-Palmolive Co.	2,650,089	164,571
Kimberly-Clark Corp.	2,366,487	154,674
CVS Corp.	4,210,565	135,243
Costco Wholesale Corp.	2,424,877	120,468
Archer-Daniels-Midland Co.	3,034,610	114,951
Sysco Corp.	3,187,517	106,622
General Mills, Inc.	1,740,114	98,490
The Kroger Co.	3,535,605	81,814
H.J. Heinz Co.	1,725,217	72,338
Avon Products, Inc.	2,322,495	71,208
Safeway, Inc.	2,315,796	70,284
ConAgra Foods, Inc.	2,675,067	65,486
Kellogg Co.	1,319,177	65,326
Sara Lee Corp.	3,911,411	62,856
Reynolds American Inc.	914,108	56,647
The Clorox Co.	776,777	48,937
The Hershey Co.	861,136	46,028
UST, Inc.	832,676	45,656
Whole Foods Market, Inc.	722,956	42,965
Campbell Soup Co.	1,164,030	42,487
^ Kraft Foods Inc.	1,115,569	39,781
Bunge Ltd.	617,725	35,797
SuperValu Inc.	1,054,515	31,266
Loews Corp. -Carolina Group	558,571	30,939
* Constellation Brands, Inc. Class A	1,030,948	29,671
* Dean Foods Co.	702,455	29,517
Wm. Wrigley Jr. Co.	609,958	28,095
Coca-Cola Enterprises, Inc.	1,342,268	27,959
The Pepsi Bottling Group, Inc.	728,954	25,878
Molson Coors Brewing Co. Class B	364,056	25,083
Estee Lauder Cos. Class A	620,478	25,024
McCormick & Co., Inc.	610,074	23,171
* Energizer Holdings, Inc.	303,216	21,829
Alberto-Culver Co. Class B	405,628	20,521
Tyson Foods, Inc.	1,252,585	19,891
Brown-Forman Corp. Class B	236,278	18,111
Hormel Foods Corp.	392,576	14,125
* Smithfield Foods, Inc.	516,396	13,953
J.M. Smucker Co.	285,047	13,668
Church & Dwight, Inc.	333,325	13,036
Corn Products International, Inc.	384,276	12,504
* Rite Aid Corp.	2,463,852	11,186
Del Monte Foods Co.	1,036,343	10,830
* Hansen Natural Corp.	330,642	10,739
* BJ's Wholesale Club, Inc.	352,165	10,276
* NBTY, Inc.	294,629	8,624
Wm. Wrigley Jr. Co. Class B	171,685	7,898
Flowers Foods, Inc.	289,808	7,790
* Herbalife Ltd.	200,224	7,585
Delta & Pine Land Co.	186,279	7,544
PepsiAmericas, Inc.	340,108	7,258
Longs Drug Stores, Inc.	150,343	6,917
* Ralcorp Holdings, Inc.	139,160	6,712
* United Natural Foods, Inc.	208,982	6,476
Pilgrim's Pride Corp.	226,161	6,186
Lancaster Colony Corp.	137,385	6,149
* Hain Celestial Group, Inc.	210,468	5,380
* Performance Food Group Co.	186,677	5,244
Casey's General Stores, Inc.	230,689	5,137
Nu Skin Enterprises, Inc.	284,153	4,978
* Gold Kist Inc.	228,182	4,755
Universal Corp. (VA)	129,013	4,713
* Central Garden and Pet Co.	94,289	4,550
Ruddick Corp.	173,763	4,523
* Playtex Products, Inc.	275,277	3,689
Tootsie Roll Industries, Inc.	119,632	3,506
Sanderson Farms, Inc.	107,874	3,491
Andersons, Inc.	101,077	3,452
* Chattem, Inc.	94,342	3,313
* TreeHouse Foods Inc.	138,340	3,272
Chiquita Brands International, Inc.	221,391	2,962
WD-40 Co.	74,206	2,647
Premium Standard Farms Inc.	134,575	2,564
The Topps Co., Inc.	286,027	2,563
* Central European Distribution Corp.	107,371	2,514
^ Vector Group Ltd.	147,951	2,400
^* USANA Health Sciences, Inc.	50,385	2,247
* Elizabeth Arden, Inc.	138,068	2,231
The Great Atlantic & Pacific Tea Co., Inc.	92,648	2,231
Lance, Inc.	94,113	2,072
Weis Markets, Inc.	49,499	1,970
Seaboard Corp.	1,633	1,968
* Prestige Brands Holdings Inc.	170,144	1,895
J & J Snack Foods Corp.	58,936	1,833
* Peet's Coffee & Tea Inc.	68,189	1,705
^ Imperial Sugar Co.	53,600	1,668
Reddy Ice Holdings, Inc.	67,894	1,643
^* Spectrum Brands Inc.	193,558	1,634
* Wild Oats Markets Inc.	97,012	1,569
* Alliance One International, Inc.	373,794	1,533
Nash-Finch Co.	64,685	1,522
* Darling International, Inc.	358,705	1,503
^ MGP Ingredients, Inc.	67,577	1,437
Ingles Markets, Inc.	54,259	1,431
Alico, Inc.	24,080	1,409
* Smart & Final Inc.	81,970	1,399
* Pathmark Stores, Inc.	133,544	1,329
^ Mannatech, Inc.	69,556	1,233
Spartan Stores, Inc.	72,143	1,219
* Boston Beer Co., Inc. Class A	36,958	1,214
Coca-Cola Bottling Co.	18,415	1,141
^* John B. Sanfilippo & Son, Inc.	101,373	1,034
* PriceSmart, Inc.	66,650	1,006
^* American Italian Pasta Co.	116,293	905
Inter Parfums, Inc.	41,166	784
^ National Beverage Corp.	63,526	757
* Green Mountain Coffee Roasters, Inc.	19,903	732
Arden Group Inc. Class A	5,738	668
^* Parlux Fragrances, Inc.	118,160	601
Farmer Brothers, Inc.	27,425	563
* Revlon, Inc. Class A	473,009	535
Reliv International, Inc.	56,600	509
^* Star Scientific, Inc.	145,439	449
Diamond Foods, Inc.	31,174	446
* Medifast, Inc.	50,508	438
^* Lifeway Foods, Inc.	62,640	428
Tasty Baking Co. Class A	43,800	400
* Omega Protein Corp.	57,107	371
Oil-Dri Corp. of America	22,393	339
* Griffin Land & Nurseries, Inc.	10,815	327
^* Jones Soda Co.	33,000	295
* Zapata Corp.	40,500	273
* Schiff Nutrition International, Inc.	36,550	254
Village Super Market Inc. Class A	3,620	242
* Maui Land & Pineapple Co., Inc.	8,095	240
Cal-Maine Foods, Inc.	34,070	226
* Seneca Foods Corp.	7,880	214
* Inventure Group, Inc.	57,650	137
* Integrated Biopharma, Inc.	13,700	109
* Vermont Pure Holdings, Ltd.	29,700	48

		6,383,929

Energy (9.0%)
ExxonMobil Corp.	31,120,148	2,088,162
Chevron Corp.	11,402,771	739,584
ConocoPhillips Co.	8,067,052	480,232
Schlumberger Ltd.	6,069,752	376,507
Occidental Petroleum Corp.	4,409,612	212,146
Valero Energy Corp.	3,169,528	163,136
Halliburton Co.	5,316,466	151,253
Marathon Oil Corp.	1,866,447	143,530
Devon Energy Corp.	2,152,485	135,929
* Transocean Inc.	1,673,626	122,560
Baker Hughes, Inc.	1,755,892	119,752
Apache Corp.	1,702,495	107,598
Anadarko Petroleum Corp.	2,290,024	100,372
EOG Resources, Inc.	1,250,621	81,353
XTO Energy, Inc.	1,780,891	75,029
* Weatherford International Ltd.	1,795,567	74,911
Williams Cos., Inc.	3,064,837	73,158
GlobalSantaFe Corp.	1,257,458	62,860
Chesapeake Energy Corp.	2,054,810	59,548
Kinder Morgan, Inc.	550,512	57,721
Hess Corp.	1,299,116	53,809
* National Oilwell Varco Inc.	902,355	52,833
Peabody Energy Corp.	1,363,902	50,164
BJ Services Co.	1,655,548	49,882
El Paso Corp.	3,583,192	48,875
* Nabors Industries, Inc.	1,597,378	47,522
Noble Corp.	711,535	45,666
Smith International, Inc.	1,105,447	42,891
Sunoco, Inc.	683,558	42,510
Noble Energy, Inc.	912,723	41,611
Murphy Oil Corp.	864,981	41,130
* Ultra Petroleum Corp.	799,898	38,483
ENSCO International, Inc.	792,874	34,752
CONSOL Energy, Inc.	952,038	30,208
* Cameron International Corp.	595,827	28,784
Pioneer Natural Resources Co.	666,697	26,081
* Southwestern Energy Co.	862,693	25,769
* Grant Prideco, Inc.	675,074	25,673
* Newfield Exploration Co.	662,598	25,537
Diamond Offshore Drilling, Inc.	334,333	24,196
* Pride International, Inc.	835,302	22,904
Patterson-UTI Energy, Inc.	888,634	21,114
Tesoro Petroleum Corp.	355,346	20,603
Arch Coal, Inc.	669,912	19,367
* FMC Technologies Inc.	353,275	18,971
Rowan Cos., Inc.	573,226	18,131
* Denbury Resources, Inc.	613,236	17,723
* Plains Exploration & Production Co.	406,243	17,432
Range Resources Corp.	678,084	17,115
Cimarex Energy Co.	430,557	15,151
* Helix Energy Solutions Group, Inc.	447,268	14,939
Frontier Oil Corp.	560,950	14,910
Tidewater Inc.	286,398	12,656
Helmerich & Payne, Inc.	542,796	12,501
Pogo Producing Co.	302,871	12,403
* Maverick Tube Corp.	190,915	12,377
Cabot Oil & Gas Corp.	252,154	12,086
* Veritas DGC Inc.	183,549	12,081
* Todco Class A	320,767	11,099
Holly Corp.	254,676	11,035
St. Mary Land & Exploration Co.	297,072	10,906
* Superior Energy Services, Inc.	412,751	10,839
* Kinder Morgan Management, LLC	251,379	10,613
* Unit Corp.	227,684	10,467
Overseas Shipholding Group Inc.	155,287	9,592
* Forest Oil Corp.	296,684	9,372
Massey Energy Co.	431,185	9,029
* TETRA Technologies, Inc.	364,048	8,795
* Oceaneering International, Inc.	276,660	8,521
* Core Laboratories NV	132,904	8,479
* Universal Compression Holdings, Inc.	156,149	8,346
* Houston Exploration Co.	150,041	8,275
* Hanover Compressor Co.	447,401	8,152
* Petrohawk Energy Corp.	779,296	8,089
^* Cheniere Energy, Inc.	271,465	8,065
OMI Corp.	358,778	7,789
* NS Group Inc.	118,522	7,651
Foundation Coal Holdings, Inc.	236,271	7,648
* Whiting Petroleum Corp.	190,182	7,626
* SEACOR Holdings Inc.	91,555	7,553
* Lone Star Technologies, Inc.	144,534	6,993
^* Quicksilver Resources, Inc.	218,003	6,954
* Global Industries Ltd.	446,002	6,940
* Grey Wolf, Inc.	1,029,965	6,880
World Fuel Services Corp.	160,562	6,495
* Atwood Oceanics, Inc.	143,700	6,462
* Dresser Rand Group, Inc.	312,202	6,369
* Swift Energy Co.	150,371	6,289
* W-H Energy Services, Inc.	151,573	6,286
* Giant Industries, Inc.	76,211	6,188
Penn Virginia Corp.	96,855	6,142
* Hydrill Co.	109,021	6,112
* Comstock Resources, Inc.	223,164	6,059
Berry Petroleum Class A	205,938	5,799
* Encore Acquisition Co.	235,688	5,737
* Oil States International, Inc.	203,111	5,586
^* Delta Petroleum Corp.	242,287	5,456
* Stone Energy Corp.	127,437	5,159
* Energy Partners, Ltd.	198,944	4,904
* Input/Output, Inc.	448,191	4,451
General Maritime Corp.	118,924	4,350
* Hornbeck Offshore Services, Inc.	128,926	4,319
* Parker Drilling Co.	599,272	4,243
* Parallel Petroleum Corp.	210,183	4,216
Lufkin Industries, Inc.	79,432	4,204
USEC Inc.	429,678	4,142
^ CARBO Ceramics Inc.	114,144	4,113
^* Evergreen Energy, Inc.	391,146	4,111
* ATP Oil & Gas Corp.	108,752	4,017
* Alpha Natural Resources, Inc.	253,334	3,993
* Atlas America, Inc.	91,893	3,922
* Pioneer Drilling Co.	302,936	3,890
* Bristow Group, Inc.	109,216	3,757
W&T Offshore, Inc.	128,365	3,750
* Mariner Energy Inc.	193,291	3,551
* Petroleum Development Corp.	82,660	3,297
^* Bill Barrett Corp.	133,422	3,277
* Carrizo Oil & Gas, Inc.	121,117	3,124
* Dril-Quip, Inc.	45,835	3,102
Crosstex Energy, Inc.	34,350	3,077
^* Rentech, Inc.	651,844	3,018
* CNX Gas Corp.	123,286	2,857
* Gulfmark Offshore, Inc.	88,170	2,807
^* Goodrich Petroleum Corp.	89,212	2,687
* PetroQuest Energy, Inc.	242,800	2,532
* Hercules Offshore, Inc.	80,540	2,501
* Newpark Resources, Inc.	466,786	2,488
* Warren Resources Inc.	190,325	2,318
* The Exploration Co. of Delaware, Inc.	221,298	2,118
^* Matrix Service Co.	161,016	2,108
* Enbridge Energy Management LLC	44,587	2,062
* Harvest Natural Resources, Inc.	198,221	2,052
^* McMoRan Exploration Co.	111,573	1,979
Gulf Island Fabrication, Inc.	75,373	1,966
Maritrans Inc.	52,692	1,929
* Trico Marine Services, Inc.	55,925	1,887
* Arena Resources, Inc.	58,200	1,869
^* Gasco Energy Inc.	672,038	1,815
^* GMX Resources Inc.	56,780	1,782
* International Coal Group, Inc.	419,801	1,772
RPC Inc.	96,559	1,769
Alon USA Energy, Inc.	59,779	1,763
^* Pacific Ethanol, Inc.	121,587	1,707
* Vaalco Energy, Inc.	236,668	1,699
* Basic Energy Services Inc.	65,791	1,605
* Bronco Drilling Co., Inc.	88,418	1,554
* NATCO Group Inc.	53,650	1,545
^* Syntroleum Corp.	293,231	1,405
* Brigham Exploration Co.	197,779	1,339
* PHI Inc. Non-Voting	43,025	1,311
* Endeavor International Corp.	488,380	1,309
^* Double Eagle Petroleum Co.	68,493	1,295
^* CanArgo Energy Corp.	937,979	1,285
^* SulphCo, Inc.	186,362	1,157
* Allis-Chalmers Energy Inc.	76,250	1,116
^* Willbros Group, Inc.	70,830	1,106
* Edge Petroleum Corp.	65,889	1,085
^* Transmeridian Exploration Inc.	268,881	1,062
* The Meridian Resource Corp.	340,550	1,042
* Callon Petroleum Co.	73,721	1,000
* Clayton Williams Energy, Inc.	32,983	999
^* FX Energy, Inc.	183,615	936
^* James River Coal Co.	85,232	899
^* GeoGlobal Resources Inc.	152,650	895
^* Tri-Valley Corp.	123,382	892
* Dawson Geophysical Co.	29,579	878
^* Toreador Resources Corp.	47,077	867
* Westmoreland Coal Co.	41,652	819
MarkWest Hydrocarbon, Inc.	28,246	791
* Bois d'Arc Energy, Inc.	50,247	769
* Credo Pete Corp.	34,279	464
NGP Capital Resources Co.	31,750	463
^* U.S. Energy Corp.	104,500	421
^* Harken Energy Corp.	576,252	328
* Abraxas Petroleum Corp.	78,582	241
^* Infinity, Inc.	47,193	187
* Metretek Technologies, Inc.	12,400	148
Barnwell Industries, Inc.	7,500	145
* Superior Well Services, Inc.	7,256	144
^* Boots & Coots International Well Control, Inc.	75,350	122
* Penn Octane Corp.	40,749	27

		6,972,974

Financials (22.3%)
Citigroup, Inc.	25,574,142	1,270,268
Bank of America Corp.	23,472,521	1,257,423
JPMorgan Chase & Co.	17,874,585	839,391
American International Group, Inc.	11,358,144	752,591
Wells Fargo & Co.	16,421,124	594,116
Wachovia Corp.	8,428,092	470,288
Morgan Stanley	4,959,220	361,577
Merrill Lynch & Co., Inc.	4,501,891	352,138
The Goldman Sachs Group, Inc.	2,000,376	338,404
American Express Co.	5,712,624	320,364
U.S. Bancorp	9,156,499	304,179
Fannie Mae	4,991,084	279,052
Freddie Mac	3,560,268	236,153
MetLife, Inc.	3,904,118	221,285
Washington Mutual, Inc.	4,914,998	213,655
The Allstate Corp.	3,107,037	194,904
Prudential Financial, Inc.	2,533,004	193,142
Lehman Brothers Holdings, Inc.	2,361,386	174,412
The St. Paul Travelers, Cos. Inc.	3,584,910	168,096
The Bank of New York Co., Inc.	3,919,093	138,187
SunTrust Banks, Inc.	1,779,130	137,491
The Hartford Financial Services Group Inc.	1,561,092	135,425
BB&T Corp.	2,834,935	124,113
Capital One Financial Corp.	1,571,814	123,639
AFLAC Inc.	2,568,814	117,549
National City Corp.	3,140,401	114,939
The Chubb Corp.	2,137,464	111,063
PNC Financial Services Group	1,524,841	110,459
SLM Corp.	2,117,508	110,068
Countrywide Financial Corp.	3,130,935	109,708
State Street Corp.	1,712,666	106,870
Golden West Financial Corp.	1,351,379	104,394
Simon Property Group, Inc. REIT	1,136,320	102,973
Charles Schwab Corp.	5,648,156	101,102
Franklin Resources Corp.	936,527	99,038
Progressive Corp. of Ohio	3,851,983	94,528
Fifth Third Bancorp	2,434,059	92,689
ACE Ltd.	1,675,784	91,716
Lincoln National Corp.	1,448,981	89,953
Regions Financial Corp.	2,351,259	86,503
The Chicago Mercantile Exchange	178,585	85,408
Mellon Financial Corp.	2,132,123	83,366
Moody's Corp.	1,272,337	83,185
Bear Stearns Co., Inc.	589,903	82,645
Genworth Financial Inc.	2,347,742	82,194
* Berkshire Hathaway Inc. Class A	848	81,238
KeyCorp	2,084,172	78,031
The Principal Financial Group, Inc.	1,425,760	77,390
Loews Corp.	2,012,744	76,283
Equity Residential REIT	1,499,589	75,849
Marsh & McLennan Cos., Inc.	2,691,559	75,767
Equity Office Properties Trust REIT	1,884,857	74,942
ProLogis REIT	1,263,855	72,116
Vornado Realty Trust REIT	655,701	71,471
North Fork Bancorp, Inc.	2,399,837	68,731
XL Capital Ltd. Class A	928,628	63,797
Legg Mason Inc.	623,678	62,904
T. Rowe Price Group Inc.	1,300,268	62,218
Archstone-Smith Trust REIT	1,100,468	59,910
Host Marriott Corp. REIT	2,530,143	58,016
Boston Properties, Inc. REIT	558,476	57,713
* Berkshire Hathaway Inc. Class B	18,130	57,545
Marshall & Ilsley Corp.	1,173,170	56,523
Northern Trust Corp.	954,220	55,755
Public Storage, Inc. REIT	648,111	55,731
General Growth Properties Inc. REIT	1,117,518	53,250
Ameriprise Financial, Inc.	1,132,446	53,112
AmSouth Bancorp	1,786,224	51,872
Aon Corp.	1,477,050	50,028
CIT Group Inc.	1,026,958	49,941
Kimco Realty Corp. REIT	1,114,558	47,781
Comerica, Inc.	837,375	47,663
* E*TRADE Financial Corp.	1,976,943	47,288
Avalonbay Communities, Inc. REIT	384,117	46,248
Ambac Financial Group, Inc.	545,341	45,127
MBIA, Inc.	696,240	42,777
Sovereign Bancorp, Inc.	1,938,374	41,694
Zions Bancorp	520,211	41,518
M & T Bank Corp.	343,146	41,164
Cincinnati Financial Corp.	849,959	40,849
Synovus Financial Corp.	1,330,150	39,067
Hudson City Bancorp, Inc.	2,845,936	37,709
Safeco Corp.	616,299	36,319
Compass Bancshares Inc.	634,002	36,125
Fidelity National Financial, Inc.	855,833	35,645
Commerce Bancorp, Inc.	900,956	33,074
Torchmark Corp.	516,455	32,593
Everest Re Group, Ltd.	334,013	32,576
Plum Creek Timber Co. Inc. REIT	946,986	32,235
Developers Diversified Realty Corp. REIT	564,454	31,474
Assurant, Inc.	564,983	30,176
UnumProvident Corp.	1,546,869	29,994
W.R. Berkley Corp.	841,370	29,776
TD Ameritrade Holding Corp.	1,571,099	29,615
Huntington Bancshares Inc.	1,200,433	28,726
The Macerich Co. REIT	370,850	28,318
^ American Capital Strategies, Ltd.	706,268	27,876
Apartment Investment & Management Co. Class A REIT	500,945	27,256
MGIC Investment Corp.	451,945	27,103
Popular, Inc.	1,366,794	26,570
* Realogy Corp.	1,149,820	26,078
Duke Realty Corp. REIT	696,213	26,004
Radian Group, Inc.	426,588	25,595
AMB Property Corp. REIT	455,751	25,116
Old Republic International Corp.	1,130,189	25,034
SL Green Realty Corp. REIT	222,530	24,857
iStar Financial Inc. REIT	584,719	24,383
Regency Centers Corp. REIT	354,281	24,360
* CB Richard Ellis Group, Inc.	975,057	23,986
Mercantile Bankshares Corp.	648,598	23,525
First Horizon National Corp.	606,211	23,042
New York Community Bancorp, Inc.	1,373,864	22,504
^ Allied Capital Corp.	743,997	22,476
^ Liberty Property Trust REIT	461,885	22,073
Health Care Properties Investors REIT	710,354	22,056
Leucadia National Corp.	841,394	22,019
Camden Property Trust REIT	288,116	21,900
Janus Capital Group Inc.	1,092,874	21,551
Federal Realty Investment Trust REIT	283,960	21,098
A.G. Edwards & Sons, Inc.	395,189	21,056
^* NYSE Group Inc.	281,452	21,039
United Dominion Realty Trust REIT	694,270	20,967
Nuveen Investments, Inc. Class A	408,606	20,933
Axis Capital Holdings Ltd.	588,605	20,419
The PMI Group Inc.	463,568	20,309
Associated Banc-Corp	617,849	20,080
^ The St. Joe Co.	365,787	20,071
PartnerRe Ltd.	293,143	19,808
RenaissanceRe Holdings Ltd.	352,417	19,594
White Mountains Insurance Group Inc.	39,191	19,476
* Markel Corp.	47,369	19,453
HCC Insurance Holdings, Inc.	572,739	18,832
Brown & Brown, Inc.	612,923	18,731
SEI Investments Co.	332,673	18,693
Ventas, Inc. REIT	482,671	18,602
Reckson Associates Realty Corp. REIT	429,547	18,385
Eaton Vance Corp.	635,535	18,342
Forest City Enterprise Class A	336,116	18,251
Hospitality Properties Trust REIT	384,075	18,128
UnionBanCal Corp.	297,428	18,113
Weingarten Realty Investors REIT	416,897	17,935
First American Corp.	422,922	17,907
Colonial BancGroup, Inc.	723,709	17,731
TD Banknorth, Inc.	587,753	16,974
* AmeriCredit Corp.	673,982	16,843
Mack-Cali Realty Corp. REIT	322,033	16,681
* Conseco, Inc.	787,331	16,526
^* Affiliated Managers Group, Inc.	161,279	16,146
TCF Financial Corp.	610,755	16,057
Jones Lang LaSalle Inc.	185,829	15,885
BRE Properties Inc. Class A REIT	264,877	15,821
Protective Life Corp.	342,723	15,680
Brandywine Realty Trust REIT	472,708	15,387
Trizec Properties, Inc. REIT	527,330	15,245
Federated Investors, Inc.	443,262	14,987
CapitalSource Inc. REIT	580,115	14,979
Rayonier Inc. REIT	396,071	14,971
Wilmington Trust Corp.	333,981	14,879
Jefferies Group, Inc.	521,918	14,875
Commerce Bancshares, Inc.	293,492	14,842
* Nasdaq Stock Market Inc.	488,069	14,759
^ Thornburg Mortgage, Inc. REIT	577,011	14,696
Valley National Bancorp	573,891	14,674
Pan Pacific Retail Properties, Inc. REIT	210,455	14,610
Astoria Financial Corp.	473,421	14,591
Investors Financial Services Corp.	338,398	14,578
New Plan Excel Realty Trust REIT	538,714	14,572
Fulton Financial Corp.	899,534	14,563
City National Corp.	217,158	14,563
* Arch Capital Group Ltd.	228,602	14,514
Alexandria Real Estate Equities, Inc. REIT	151,793	14,238
* IntercontinentalExchange Inc.	187,744	14,094
Cullen/Frost Bankers, Inc.	242,097	13,998
Raymond James Financial, Inc.	477,754	13,970
IndyMac Bancorp, Inc.	337,844	13,906
AmerUs Group Co.	200,881	13,662
Essex Property Trust, Inc. REIT	112,445	13,651
Annaly Mortgage Management Inc. REIT	1,036,304	13,617
Nationwide Financial Services, Inc.	278,905	13,415
Arthur J. Gallagher & Co.	498,269	13,289
CBL & Associates Properties, Inc. REIT	315,078	13,205
^* CBOT Holdings, Inc. Class A	108,822	13,145
Health Care Inc. REIT	324,518	12,984
HRPT Properties Trust REIT	1,082,945	12,941
Webster Financial Corp.	273,176	12,869
Bank of Hawaii Corp.	264,911	12,758
Sky Financial Group, Inc.	511,707	12,742
StanCorp Financial Group, Inc.	282,818	12,622
Kilroy Realty Corp. REIT	165,478	12,467
* Philadelphia Consolidated Holding Corp.	305,665	12,159
Taubman Co. REIT	272,184	12,090
Realty Income Corp. REIT	484,934	11,983
Hanover Insurance Group Inc.	264,966	11,825
Whitney Holdings Corp.	324,288	11,600
People's Bank	290,491	11,506
East West Bancorp, Inc.	284,203	11,257
^ The First Marblehead Corp.	162,467	11,252
Unitrin, Inc.	248,175	10,962
Crescent Real Estate, Inc. REIT	500,660	10,919
Waddell & Reed Financial, Inc.	439,135	10,869
Colonial Properties Trust REIT	225,458	10,779
Post Properties, Inc. REIT	221,408	10,521
American Financial Group, Inc.	222,699	10,451
Endurance Specialty Holdings Ltd.	295,402	10,416
Nationwide Health Properties, Inc. REIT	386,803	10,343
KKR Financial Corp. REIT	420,468	10,318
^ New Century Financial Corp. REIT	262,054	10,301
BancorpSouth, Inc.	370,272	10,279
First Industrial Realty Trust REIT	232,798	10,243
Home Properties, Inc. REIT	177,633	10,154
Washington Federal Inc.	451,394	10,129
BioMed Realty Trust, Inc. REIT	333,484	10,118
* Investment Technology Group, Inc.	223,509	10,002
Maguire Properties, Inc. REIT	241,416	9,835
First Midwest Bancorp, Inc.	259,483	9,832
Mercury General Corp.	197,109	9,779
The South Financial Group, Inc.	372,071	9,685
Healthcare Realty Trust Inc. REIT	250,266	9,613
Platinum Underwriters Holdings, Ltd.	310,982	9,588
FirstMerit Corp.	412,518	9,558
Texas Regional Bancshares, Inc.	244,570	9,404
Corporate Office Properties Trust, Inc. REIT	208,950	9,353
Washington REIT	234,849	9,347
* Knight Capital Group, Inc. Class A	510,669	9,294
LaSalle Hotel Properties REIT	208,231	9,025
Highwood Properties, Inc. REIT	242,047	9,007
Sunstone Hotel Investors, Inc. REIT	300,893	8,943
Delphi Financial Group, Inc.	221,617	8,838
International Securities Exchange, Inc.	187,941	8,813
American Home Mortgage Investment Corp. REIT	250,329	8,729
Cathay General Bancorp	238,827	8,622
UCBH Holdings, Inc.	490,896	8,571
Apollo Investment Corp.	417,705	8,567
Ohio Casualty Corp.	329,695	8,529
NewAlliance Bancshares, Inc.	568,965	8,335
Transatlantic Holdings, Inc.	137,889	8,330
* SVB Financial Group	185,142	8,265
Aspen Insurance Holdings Ltd.	319,699	8,258
Westamerica Bancorporation	163,243	8,245
Reinsurance Group of America, Inc.	157,803	8,195
IPC Holdings Ltd.	267,339	8,132
Umpqua Holdings Corp.	283,481	8,108
First Niagara Financial Group, Inc.	551,750	8,045
Montpelier Re Holdings Ltd.	413,776	8,023
Senior Housing Properties Trust REIT	373,685	7,974
Commerce Group, Inc.	263,308	7,912
The Phoenix Cos., Inc.	559,288	7,830
* Alleghany Corp.	27,062	7,821
* ProAssurance Corp.	157,442	7,759
Trustmark Corp.	246,041	7,733
Pennsylvania REIT	180,640	7,690
American Financial Realty Trust REIT	681,999	7,611
Selective Insurance Group	143,116	7,529
Strategic Hotels and Resorts, Inc. REIT	376,515	7,485
Potlatch Corp. REIT	201,709	7,483
Greater Bay Bancorp	261,804	7,385
Erie Indemnity Co. Class A	140,454	7,356
Downey Financial Corp.	110,018	7,321
Digital Realty Trust, Inc. REIT	233,383	7,310
BlackRock, Inc.	48,574	7,238
Hilb, Rogal and Hamilton Co.	169,360	7,223
National Financial Partners Corp.	175,326	7,194
Mid-America Apartment Communities, Inc. REIT	115,689	7,082
UMB Financial Corp.	192,330	7,034
MB Financial, Inc.	189,349	6,981
Assured Guaranty Ltd.	268,765	6,969
Zenith National Insurance Corp.	173,268	6,912
Entertainment Properties Trust REIT	139,957	6,903
United Bankshares, Inc.	182,961	6,810
LandAmerica Financial Group, Inc.	103,153	6,786
International Bancshares Corp.	227,398	6,749
Hancock Holding Co.	125,951	6,745
Cousins Properties, Inc. REIT	196,083	6,708
^ Friedman, Billings, Ramsey Group, Inc. REIT	829,448	6,660
Chittenden Corp.	230,049	6,600
* Piper Jaffray Cos., Inc.	108,643	6,586
Longview Fibre Co. REIT	321,335	6,530
* Trammell Crow Co.	177,870	6,494
Spirit Finance Corp. REIT	559,215	6,492
Provident Bankshares Corp.	174,236	6,455
^ Redwood Trust, Inc. REIT	128,074	6,451
BOK Financial Corp.	120,808	6,355
Newcastle Investment Corp. REIT	231,061	6,333
Sterling Financial Corp.	192,771	6,252
Pacific Capital Bancorp	229,606	6,192
MAF Bancorp, Inc.	149,909	6,190
DiamondRock Hospitality Co. REIT	371,206	6,166
Cash America International Inc.	157,770	6,166
National Retail Properties REIT	285,147	6,159
FelCor Lodging Trust, Inc. REIT	300,809	6,031
Wintrust Financial Corp.	120,194	6,028
Old National Bancorp	314,500	6,007
First Community Bancorp	106,862	5,979
EastGroup Properties, Inc. REIT	119,780	5,972
Provident Financial Services Inc.	318,414	5,894
Susquehanna Bancshares, Inc.	240,915	5,888
Lexington Corporate Properties Trust REIT	273,817	5,799
^ Park National Corp.	57,460	5,751
Tanger Factory Outlet Centers, Inc. REIT	160,659	5,723
U-Store-It Trust REIT	264,064	5,667
F.N.B. Corp.	335,725	5,593
R.L.I. Corp.	108,635	5,518
Harbor Florida Bancshares, Inc.	123,240	5,461
Sterling Bancshares, Inc.	264,644	5,359
First Republic Bank	124,790	5,311
United Community Banks, Inc.	176,660	5,309
Boston Private Financial Holdings, Inc.	187,966	5,240
Fremont General Corp.	370,776	5,187
^ Novastar Financial, Inc. REIT	177,300	5,175
Omega Healthcare Investors, Inc. REIT	344,389	5,169
Republic Bancorp, Inc.	387,555	5,166
* Signature Bank	166,872	5,161
First Citizens BancShares Class A	26,198	5,006
Central Pacific Financial Co.	134,972	4,937
Mills Corp. REIT	292,991	4,896
Glimcher Realty Trust REIT	197,487	4,894
Inland Real Estate Corp. REIT	278,474	4,879
Equity Inns, Inc. REIT	299,201	4,763
Glacier Bancorp, Inc.	138,844	4,744
TrustCo Bank NY	435,502	4,721
Commercial Capital Bancorp, Inc.	295,466	4,710
Frontier Financial Corp.	179,857	4,665
^* First Federal Financial Corp.	82,024	4,652
Global Signal, Inc. REIT	91,897	4,648
PrivateBancorp, Inc.	101,517	4,641
PS Business Parks, Inc. REIT	76,879	4,636
Citizens Banking Corp.	176,249	4,628
First Commonwealth Financial Corp.	351,051	4,574
Hanmi Financial Corp.	232,357	4,554
Alabama National BanCorporation	66,327	4,527
Extra Space Storage Inc. REIT	260,709	4,513
Heritage Property Investment Trust REIT	123,667	4,509
MCG Capital Corp.	274,776	4,487
Brookline Bancorp, Inc.	326,143	4,484
Equity Lifestyle Properties, Inc. REIT	97,559	4,459
Max Re Capital Ltd.	193,792	4,449
First Charter Corp.	183,048	4,404
Saxon Inc. REIT	313,377	4,400
* Argonaut Group, Inc.	141,004	4,375
Equity One, Inc. REIT	181,857	4,359
Franklin Street Properties Corp. REIT	218,906	4,347
Trustreet Properties, Inc. REIT	346,349	4,333
* USI Holdings Corp.	319,197	4,325
Ares Capital Corp.	248,037	4,321
Glenborough Realty Trust, Inc. REIT	165,181	4,250
National Health Investors REIT	149,726	4,242
Infinity Property & Casualty Corp.	102,392	4,211
Sovran Self Storage, Inc. REIT	74,469	4,137
BankUnited Financial Corp.	158,452	4,131
Bank Mutual Corp.	338,381	4,105
* Move, Inc.	831,086	4,081
Horace Mann Educators Corp.	211,884	4,075
PFF Bancorp, Inc.	109,945	4,072
NBT Bancorp, Inc.	175,027	4,071
BankAtlantic Bancorp, Inc. Class A	285,774	4,064
First BanCorp Puerto Rico	365,776	4,045
^ Greenhill & Co., Inc.	60,168	4,032
Ashford Hospitality Trust REIT	336,423	4,014
Fidelity Bankshares, Inc.	101,816	3,972
Calamos Asset Management, Inc.	134,851	3,954
National Penn Bancshares Inc.	195,872	3,843
CVB Financial Corp.	259,840	3,838
* World Acceptance Corp.	87,215	3,836
Capitol Federal Financial	107,653	3,828
RAIT Investment Trust REIT	131,385	3,790
Prosperity Bancshares, Inc.	110,801	3,772
* Ocwen Financial Corp.	250,400	3,731
* Centennial Bank Holdings Inc.	385,050	3,727
City Holding Co.	92,791	3,700
^ Doral Financial Corp.	560,785	3,696
Student Loan Corp.	19,147	3,680
Highland Hospitality Corp. REIT	255,937	3,668
^* LaBranche & Co. Inc.	348,278	3,612
* Investors Bancorp, Inc.	236,227	3,565
Capitol Bancorp Ltd.	79,945	3,558
Chemical Financial Corp.	118,727	3,524
Anthracite Capital Inc. REIT	270,009	3,472
* GFI Group Inc.	62,739	3,469
S & T Bancorp, Inc.	106,524	3,462
Mid-State Bancshares	125,607	3,437
American Equity Investment Life Holding Co.	279,118	3,425
^ Impac Mortgage Holdings, Inc. REIT	364,374	3,414
optionsXpress Holdings Inc.	121,537	3,388
Harleysville National Corp.	167,485	3,366
Advanta Corp. Class A	98,881	3,359
Innkeepers USA Trust REIT	205,677	3,350
^ Corus Bankshares Inc.	146,603	3,278
Independent Bank Corp. (MI)	132,725	3,223
Sun Communities, Inc. REIT	100,455	3,211
Parkway Properties Inc. REIT	68,720	3,195
* Texas Capital Bancshares, Inc.	169,785	3,178
Acadia Realty Trust REIT	123,776	3,156
First Financial Bankshares, Inc.	82,326	3,141
Provident New York Bancorp, Inc.	229,057	3,134
United Fire & Casualty Co.	99,844	3,125
Community Trust Bancorp Inc.	82,852	3,119
* Universal American Financial Corp.	193,887	3,116
Amcore Financial, Inc.	102,815	3,114
Community Bank System, Inc.	140,134	3,105
W Holding Co., Inc.	522,447	3,088
Getty Realty Holding Corp. REIT	104,459	3,059
^ Cascade Bancorp	80,856	3,036
* First Cash Financial Services, Inc.	146,750	3,022
West Coast Bancorp	98,735	3,015
Cedar Shopping Centers, Inc. REIT	185,794	3,004
Financial Federal Corp.	112,030	3,002
GMH Communities Trust REIT	236,632	2,986
ASTA Funding, Inc.	78,589	2,946
Tower Group, Inc.	88,312	2,945
LTC Properties, Inc. REIT	120,701	2,927
SWS Group, Inc.	115,015	2,863
TierOne Corp.	84,037	2,851
^ Fidelity National Title Group, Inc. Class A	136,013	2,851
* Franklin Bank Corp.	141,455	2,812
NorthStar Realty Finance Corp. REIT	219,176	2,784
KNBT Bancorp Inc.	172,738	2,778
* Navigators Group, Inc.	57,494	2,760
^* Western Alliance Bancorp	83,792	2,757
Banner Corp.	67,020	2,751
First Potomac REIT	90,725	2,742
Safety Insurance Group, Inc.	56,056	2,728
Bank of the Ozarks, Inc.	80,261	2,718
* Ace Cash Express, Inc.	90,871	2,716
Advance America Cash Advance Centers Inc.	187,050	2,697
Anchor Bancorp Wisconsin Inc.	94,126	2,688
Alfa Corp.	155,064	2,678
* Accredited Home Lenders Holding Co.	74,449	2,676
Westbanco Inc.	91,497	2,674
* EZCORP, Inc.	68,994	2,669
Integra Bank Corp.	105,327	2,663
* Portfolio Recovery Associates, Inc.	60,040	2,634
IBERIABANK Corp.	43,000	2,623
* Tradestation Group Inc.	174,044	2,623
Deerfield Triarc Capital Corp. REIT	199,275	2,612
Southwest Bancorp, Inc.	100,977	2,607
First Source Corp.	87,072	2,570
Harleysville Group, Inc.	73,108	2,558
Ramco-Gershenson Properties Trust REIT	79,418	2,537
^ Community Banks, Inc.	94,674	2,537
Stewart Information Services Corp.	72,749	2,529
Northwest Bancorp, Inc.	98,935	2,523
First Indiana Corp.	96,959	2,522
Nara Bancorp, Inc.	137,168	2,509
* Nelnet, Inc.	81,330	2,500
Placer Sierra Bancshares	112,482	2,498
^ Renasant Corp.	88,948	2,497
Irwin Financial Corp.	127,168	2,487
* CNA Surety Corp.	122,736	2,479
Partners Trust Financial Group, Inc.	228,210	2,444
Flagstar Bancorp, Inc.	167,454	2,436
First Financial Bancorp	152,036	2,419
* Triad Guaranty, Inc.	47,115	2,411
First State Bancorporation	92,704	2,408
Union Bankshares Corp.	53,919	2,390
Fieldstone Investment Corp. REIT	272,783	2,381
Medical Properties Trust Inc. REIT	177,783	2,381
First Financial Corp. (IN)	74,578	2,380
* The Bancorp Inc.	93,344	2,379
Wilshire Bancorp Inc.	123,575	2,353
Investors Real Estate Trust REIT	240,545	2,348
Sterling Bancorp	119,255	2,345
Sandy Spring Bancorp, Inc.	66,246	2,342
PXRE Group Ltd.	563,594	2,322
First Financial Holdings, Inc.	66,878	2,289
TriCo Bancshares	91,762	2,271
Old Second Bancorp, Inc.	75,227	2,254
Scottish Re Group Ltd.	207,110	2,251
FBL Financial Group, Inc. Class A	67,076	2,245
State Auto Financial Corp.	73,479	2,245
Capital Trust Class A REIT	54,500	2,220
* Sun Bancorp, Inc. (NJ)	116,816	2,200
U.S.B. Holding Co., Inc.	99,361	2,192
National Western Life Insurance Co. Class A	9,454	2,173
Midland Co.	50,006	2,166
Interchange Financial Services Corp.	95,394	2,158
^* Virginia Commerce Bancorp, Inc.	96,903	2,151
American Campus Communities, Inc. REIT	84,006	2,143
Independent Bank Corp. (MA)	65,751	2,138
Summit Bancshares, Inc.	75,685	2,128
JER Investors Trust Inc. REIT	123,728	2,123
Sterling Financial Corp. (PA)	96,523	2,123
^* Tejon Ranch Co.	49,996	2,121
Associated Estates Realty Corp. REIT	136,359	2,109
^* Affordable Residential Communities REIT	217,515	2,108
Capital Lease Funding, Inc. REIT	189,107	2,097
MFA Mortgage Investments, Inc. REIT	280,717	2,091
Winston Hotels, Inc. REIT	169,535	2,089
Ameris Bancorp	76,259	2,075
^ Odyssey Re Holdings Corp.	61,372	2,073
Peoples Bancorp, Inc.	70,860	2,071
Presidential Life Corp.	92,472	2,069
Columbia Banking System, Inc.	64,431	2,062
Heritage Commerce Corp.	88,621	2,051
Saul Centers, Inc. REIT	45,436	2,045
Suffolk Bancorp	63,796	2,036
* PICO Holdings, Inc.	61,709	2,009
Resource America, Inc.	95,856	1,994
Seacoast Banking Corp. of Florida	65,901	1,990
^* CompuCredit Corp.	65,768	1,987
Kearny Financial Corp.	130,659	1,983
Dime Community Bancshares	133,970	1,973
Kite Realty Group Trust REIT	115,428	1,967
Universal Health Realty Income REIT	54,759	1,963
Mercantile Bank Corp.	49,518	1,958
BancTrust Financial Group, Inc.	70,220	1,958
* Aether Holdings, Inc.	326,810	1,941
Cardinal Financial Corp.	175,295	1,921
MortgageIT Holdings Inc. REIT	136,447	1,921
Bank of Granite Corp.	108,903	1,909
Center Financial Corp.	78,758	1,873
Luminent Mortgage Capital, Inc. REIT	182,003	1,873
* Seabright Insurance Holdings, Inc.	133,329	1,863
^ Lakeland Bancorp, Inc.	130,372	1,862
^ West Bancorporation	108,256	1,852
Oriental Financial Group Inc.	154,847	1,846
^ S.Y. Bancorp, Inc.	62,168	1,845
Simmons First National Corp.	63,403	1,839
Capital Corp. of the West	59,282	1,839
Univest Corp. of Pennsylvania	63,530	1,835
First Bancorp (NC)	90,049	1,835
Consolidated-Tomoka Land Co.	28,519	1,830
Gramercy Capital Corp. REIT	72,110	1,818
^ MBT Financial Corp.	121,503	1,803
^* Stifel Financial Corp.	56,683	1,799
^ First Busey Corp.	79,066	1,796
Arbor Realty Trust, Inc. REIT	69,822	1,785
AmericanWest Bancorporation	83,818	1,781
Tompkins Trustco, Inc.	38,975	1,771
^ HomeBanc Corp. REIT	286,968	1,765
First Merchants Corp.	74,612	1,765
BankFinancial Corp.	100,490	1,758
* American Physicians Capital, Inc.	36,142	1,749
Washington Trust Bancorp, Inc.	65,825	1,745
^* Superior Bancorp	151,494	1,742
Bristol West Holdings, Inc.	119,689	1,741
^ Southside Bancshares, Inc.	64,842	1,731
Republic Bancorp, Inc. Class A	81,755	1,729
* Capital Crossing Bank	58,990	1,717
* FPIC Insurance Group, Inc.	43,135	1,709
Education Realty Trust, Inc. REIT	114,962	1,697
^ Macatawa Bank Corp.	73,708	1,687
Government Properties Trust, Inc. REIT	185,367	1,672
American Mortgage Acceptance Co. REIT	92,590	1,670
Correctional Properties Trust REIT	52,576	1,669
Midwest Banc Holdings, Inc.	68,277	1,667
Aames Investment Corp. REIT	357,287	1,662
^* Citizens, Inc.	284,662	1,654
21st Century Insurance Group	110,152	1,647
* Community Bancorp	53,731	1,639
* Meadowbrook Insurance Group, Inc.	144,600	1,628
Hersha Hospitality Trust REIT	165,148	1,585
* Pinnacle Financial Partners, Inc.	43,922	1,572
Monmouth Real Estate Investment Corp. REIT	195,801	1,566
* First Regional Bancorp	45,837	1,562
EMC Insurance Group, Inc.	53,934	1,555
Anworth Mortgage Asset Corp. REIT	183,669	1,534
Vineyard National Bancorp Co.	59,038	1,533
^ Capital City Bank Group, Inc.	48,502	1,508
Clifton Savings Bancorp, Inc.	134,054	1,504
WSFS Financial Corp.	24,120	1,500
Arrow Financial Corp.	59,047	1,497
* Pacific Mercantile Bancorp	91,315	1,478
* United America Indemnity, Ltd.	65,602	1,474
* Great Lakes Bancorp, Inc.	91,504	1,470
^ Peapack Gladstone Financial Corp.	59,951	1,467
^ Smithtown Bancorp, Inc.	54,269	1,465
Great Southern Bancorp, Inc.	52,047	1,463
Omega Financial Corp.	48,552	1,460
State National Bancshares, Inc.	38,310	1,455
Yardville National Bancorp	40,698	1,451
United Community Financial Corp.	117,555	1,448
Technology Investment Capital Corp.	98,778	1,445
Mission West Properties Inc. REIT	126,066	1,438
National Bankshares, Inc.	62,206	1,418
Mainsource Financial Group, Inc.	83,289	1,413
Newmil Bancorp, Inc.	33,914	1,391
Flushing Financial Corp.	79,445	1,390
BancFirst Corp.	29,743	1,390
* First Acceptance Corp.	119,614	1,374
^ Ames National Corp.	64,171	1,374
Windrose Medical Properties Trust REIT	76,850	1,359
NetBank, Inc.	224,193	1,356
First Place Financial Corp.	59,715	1,353
ITLA Capital Corp.	25,149	1,352
* Asset Acceptance Capital Corp.	83,090	1,350
City Bank Lynnwood (WA)	28,666	1,348
Eastern Virginia Bankshares, Inc.	63,420	1,342
Winthrop Realty Trust Inc. REIT	207,852	1,341
Firstbank Corp.	56,343	1,335
Financial Institutions, Inc.	56,499	1,320
* KMG America Corp.	178,387	1,311
Provident Financial Holdings, Inc.	43,463	1,310
Willow Grove Bancorp, Inc.	83,603	1,309
Greene County Bancshares	35,751	1,307
LSB Bancshares, Inc.	76,587	1,306
CoBiz Inc.	56,847	1,300
Horizon Financial Corp.	42,797	1,278
Opteum Inc. REIT	158,313	1,274
R & G Financial Corp. Class B	170,304	1,269
^* MarketAxess Holdings, Inc.	120,453	1,261
One Liberty Properties, Inc. REIT	56,133	1,257
Pennfed Financial Services, Inc.	74,016	1,241
* Intervest Bancshares Corp.	28,414	1,238
Rainier Pacific Financial Group Inc.	67,340	1,226
Citizens 1st Bancorp, Inc.	47,864	1,219
North Valley Bancorp	68,795	1,211
* First Mariner Bancorp, Inc.	62,223	1,210
* Republic First Bancorp, Inc.	90,980	1,206
German American Bancorp	85,384	1,205
State Bancorp, Inc.	58,725	1,202
Beverly Hills Bancorp Inc.	146,487	1,195
Gamco Investors Inc. Class A	30,236	1,151
CFS Bancorp, Inc.	77,375	1,144
First of Long Island Corp.	25,783	1,141
* PMA Capital Corp. Class A	128,669	1,135
ECC Capital Corp. REIT	1,112,277	1,135
Cohen & Steers, Inc.	34,869	1,128
* BFC Financial Corp.	192,972	1,127
BNP Residential Properties, Inc. REIT	46,911	1,114
Federal Agricultural Mortgage Corp. Class C	41,809	1,107
Coastal Financial Corp.	87,069	1,097
Oak Hill Financial, Inc.	44,084	1,092
Sizeler Property Investors, Inc. REIT	71,930	1,081
Commercial Bankshares, Inc.	30,247	1,079
Charter Financial Corp.	26,946	1,078
Berkshire Hills Bancorp, Inc.	30,136	1,073
Virginia Financial Group, Inc.	38,932	1,069
Capital Bank Corp.	60,385	1,061
HMN Financial, Inc.	30,263	1,052
^ First South Bancorp, Inc.	34,138	1,044
Royal Bancshares of Pennsylvania, Inc.	38,470	1,042
Lakeland Financial Corp.	44,215	1,039
Bryn Mawr Bank Corp.	46,291	1,023
* AmeriVest Properties, Inc. REIT	208,711	1,023
Capital Southwest Corp.	8,397	1,001
* Rewards Network Inc.	204,761	997
^* Harris & Harris Group, Inc.	79,661	978
LSB Corp.	57,420	976
Security Bank Corp.	43,038	973
FNB Corp. (VA)	26,974	971
SCBT Financial Corp.	25,862	967
Direct General Corp.	71,800	966
Flag Financial Corp.	38,445	963
Donegal Group Inc.	47,554	962
Cadence Financial Corp.	47,214	957
* Consumer Portfolio Services, Inc.	164,058	950
Comm Bancorp, Inc.	23,283	940
First Community Bancshares, Inc.	28,133	939
^* The Enstar Group, Inc.	9,545	912
^ Shore Bancshares, Inc.	31,344	901
BWC Financial Corp.	21,600	896
NYMAGIC, Inc.	28,232	895
* United PanAm Financial Corp.	57,753	894
Farmers Capital Bank Corp.	26,392	894
^ Abington Community Bankcorp, Inc.	58,563	880
New York Mortgage Trust, Inc. REIT	227,300	877
* Dollar Financial Corp.	40,000	873
Heritage Financial Corp.	33,399	870
^ Middleburg Financial Corp.	25,000	859
Urstadt Biddle Properties Class A REIT	46,906	852
^ TF Financial Corp.	27,791	852
Preferred Bank, Los Angeles	14,007	840
Baldwin & Lyons, Inc. Class B	34,599	838
Capstead Mortgage Corp. REIT	96,919	836
Team Financial, Inc.	53,623	831
OceanFirst Financial Corp.	38,474	825
* Quanta Capital Holdings Ltd.	444,870	819
Bancorp Rhode Island Inc.	18,400	814
Merchants Bancshares, Inc.	34,144	809
* Encore Capital Group, Inc.	61,993	805
Community Bancorp Inc.	19,657	804
United Security Bancshares, Inc.	28,758	802
* Stratus Properties Inc.	24,710	800
Citizens South Banking Corp.	60,773	790
America First Apartment Investors, Inc. REIT	47,164	788
TIB Financial Corp.	24,489	782
Sanders Morris Harris Group Inc.	62,165	778
Habersham Bancorp	31,879	776
Camden National Corp.	19,190	771
* Ampal-American Israel Corp.	160,611	745
Independence Holding Co.	33,903	738
^ Enterprise Financial Services Corp.	23,794	734
^ Center Bancorp, Inc.	44,152	724
Greater Delaware Valley Savings Bank	29,441	722
Rome Bancorp, Inc.	55,582	714
Columbia Equity Trust Inc. REIT	42,770	712
^ Gladstone Capital Corp.	32,342	712
Medallion Financial Corp.	64,157	708
Federal Agricultural Mortgage Corp. Class A	38,986	696
Agree Realty Corp. REIT	21,172	696
* Primus Guaranty, Ltd.	56,903	689
Heartland Financial USA, Inc.	26,822	689
* Marlin Business Services Inc.	32,652	682
Texas United Bancshares	20,596	679
Parkvale Financial Corp.	20,858	668
First Keystone Financial, Inc.	33,844	667
UMH Properties, Inc. REIT	43,173	667
Brooke Corp.	51,308	667
PremierWest Bancorp	40,836	653
Codorus Valley Bancorp, Inc.	33,191	651
Gladstone Investment Corp.	44,234	646
Urstadt Biddle Properties REIT	37,652	646
First Federal Bancshares of Arkansas, Inc.	27,138	638
American Land Lease, Inc. REIT	26,606	632
Massbank Corp.	19,344	630
Clark, Inc.	55,890	630
Westfield Financial, Inc.	19,773	628
Synergy Financial Group, Inc.	38,974	627
Advanta Corp. Class B	16,960	626
Republic Property Trust REIT	56,327	621
Crawford & Co. Class B	89,509	608
Gladstone Commercial Corp. REIT	29,997	603
First M&F Corp.	32,978	603
Newkirk Realty Trust Inc.	36,386	600
^ GB&T Bancshares, Inc.	27,629	582
First Defiance Financial Corp.	19,786	564
BRT Realty Trust REIT	19,885	564
First Pactrust Bancorp	19,655	561
Citizens & Northern Corp.	24,992	561
Unity Bancorp, Inc.	36,371	555
National Health Realty Inc. REIT	27,371	545
Home Federal Bancorp	18,942	526
Greater Community Bancorp	34,136	523
American National Bankshares Inc.	22,018	521
Pulaski Financial Corp.	31,107	512
Taylor Capital Group, Inc.	17,143	507
Centerstate Banks of Florida	25,186	506
First United Corp.	23,330	497
FNB Financial Services Corp.	33,279	491
Exchange National Bancshares, Inc.	15,924	484
Thomas Properties Group, Inc.	36,579	470
ESB Financial Corp.	42,244	465
^ LNB Bancorp, Inc.	26,048	447
MutualFirst Financial Inc.	21,159	437
Camco Financial Corp.	32,487	431
Sunset Financial Resources, Inc. REIT	49,021	424
MVC Capital, Inc.	32,400	420
^* Northern Empire Bancshares	14,805	415
Century Bancorp, Inc. Class A	15,907	409
Jefferson Bancshares, Inc.	30,493	406
* SCPIE Holdings Inc.	17,200	405
* United Capital Corp.	14,638	391
FNB Corp. (NC)	20,875	389
Commercial National Financial Corp.	19,900	388
* Wauwatosa Holdings, Inc.	21,308	376
Investors Title Co.	8,181	369
Horizon Bancorp Indiana	13,935	365
Wainwright Bank & Trust Co.	33,912	357
First Fed Bankshares Inc	16,001	350
* James River Group Inc.	11,716	344
Pamrapo Bancorp, Inc.	17,805	343
* Newtek Business Services, Inc.	195,432	342
Donegal Group Inc.	18,492	333
K-Fed Bancorp	20,211	323
* Ameriserv Financial Inc.	70,252	311
Leesport Financial Corp.	13,353	310
Columbia Bancorp (OR)	12,510	308
Crescent Banking Co.	6,698	301
Ameriana Bancorp	22,307	301
Hingham Institution Svgs	7,800	298
* Penn Treaty American Corp.	39,745	292
ECB Bancorp, Inc.	8,700	284
* Horizon Group Properties, Inc. REIT	48,293	274
First Security Group Inc.	23,073	266
Delta Financial Corp.	28,590	262
Investors Capital Holdings, Ltd.	49,100	259
Wayne Savings Bancshares, Inc.	17,451	257
* American Independence Corp.	22,425	255
ProCentury Corp.	16,768	252
Cheviot Financial Corp.	20,000	250
HopFed Bancorp, Inc.	15,080	244
Sierra Bancorp	7,530	235
Atlantic Coast Federal Corp.	11,973	215
Wellsford Real Properties Inc.	28,274	208
BCSB Bankcorp, Inc.	16,182	207
Republic Companies Group, Inc.	10,400	207
Northern States Financial Corp.	10,458	199
First Federal Bancshares	9,800	195
Norwood Financial Corp.	6,091	192
Penns Woods Bancorp, Inc.	4,860	186
Abigail Adams National Bancorp., Inc.	13,598	184
California National Bancorp	12,207	182
Southern Community Financial Corp.	18,691	182
Hanover Capital Mortgage Holdings, Inc. REIT	26,785	179
Meta Financial Group, Inc.	7,210	177
United Financial Corp.	8,131	172
Colony Bankcorp, Inc.	8,085	169
* American Realty Investors, Inc.	20,370	168
* The Washington Savings Bank	14,900	140
Origen Financial, Inc. REIT	24,382	138
^* HouseValues, Inc.	23,471	137
Merchants Group, Inc.	4,400	132
* Pennsylvania Commerce Bancorp, Inc.	4,979	131
* Financial Industries Corp.	15,049	127
* Transcontinental Realty Investors, Inc. REIT	9,100	123
^* MCF Corp.	161,873	112
* First Albany Cos. Inc.	22,600	95
PMC Commercial Trust REIT	5,400	76
^ United Security Bancshares (CA)	3,153	71
Patriot Capital Funding Inc.	5,043	67
First National Lincoln Corp.	2,600	44
Yadkin Valley Bank and Trust Co.	2,000	31
* Temecula Valley Bancorp, Inc.	1,000	24
PAB Bankshares, Inc.	500	10
^* Vesta Insurance Group, Inc.	59,142	1

		17,373,239

Health Care (12.6%)
Pfizer Inc.	37,688,747	1,068,853
Johnson & Johnson	15,232,792	989,218
Merck & Co., Inc.	11,227,734	470,442
* Amgen, Inc.	6,065,566	433,870
Abbott Laboratories	7,851,473	381,268
Wyeth	6,924,168	352,025
UnitedHealth Group Inc.	6,929,529	340,933
Eli Lilly & Co.	5,232,094	298,229
Medtronic, Inc.	6,209,887	288,387
* WellPoint Inc.	3,279,956	252,721
Bristol-Myers Squibb Co.	10,067,687	250,887
* Genentech, Inc.	2,439,543	201,750
Schering-Plough Corp.	7,625,852	168,455
* Gilead Sciences, Inc.	2,343,229	160,980
Baxter International, Inc.	3,371,993	153,291
Cardinal Health, Inc.	2,150,302	141,361
Caremark Rx, Inc.	2,279,372	129,172
Aetna Inc.	2,920,939	115,523
HCA Inc.	1,892,656	94,425
* Medco Health Solutions, Inc.	1,552,158	93,300
* Genzyme Corp.	1,341,686	90,524
Becton, Dickinson & Co.	1,274,796	90,090
* Boston Scientific Corp.	6,025,958	89,124
Allergan, Inc.	786,817	88,604
* Zimmer Holdings, Inc.	1,279,017	86,334
* Forest Laboratories, Inc.	1,678,000	84,924
* Biogen Idec Inc.	1,773,156	79,225
McKesson Corp.	1,486,979	78,394
* Celgene Corp.	1,791,078	77,554
Stryker Corp.	1,466,661	72,732
CIGNA Corp.	616,536	71,715
* St. Jude Medical, Inc.	1,857,631	65,556
* Humana Inc.	848,644	56,087
Quest Diagnostics, Inc.	867,033	53,028
* Fisher Scientific International Inc.	640,830	50,139
AmerisourceBergen Corp.	1,081,482	48,883
* Express Scripts Inc.	643,523	48,580
* Coventry Health Care Inc.	826,367	42,574
* Laboratory Corp. of America Holdings	643,182	42,173
C.R. Bard, Inc.	533,680	40,026
Biomet, Inc.	1,207,017	38,854
* MedImmune Inc.	1,285,173	37,540
* Varian Medical Systems, Inc.	679,697	36,289
* Thermo Electron Corp.	847,040	33,314
Applera Corp.-Applied Biosystems Group	953,301	31,564
* DaVita, Inc.	531,714	30,770
* Hospira, Inc.	764,669	29,264
IMS Health, Inc.	1,031,984	27,492
* Sepracor Inc.	562,213	27,234
Omnicare, Inc.	625,874	26,969
* Barr Pharmaceuticals Inc.	519,225	26,969
Health Management Associates Class A	1,239,472	25,905
* Health Net Inc.	594,558	25,875
* Waters Corp.	533,062	24,137
* Amylin Pharmaceuticals, Inc.	542,199	23,895
DENTSPLY International Inc.	772,234	23,252
* Henry Schein, Inc.	457,446	22,936
* Covance, Inc.	329,801	21,892
Mylan Laboratories, Inc.	1,081,623	21,773
* King Pharmaceuticals, Inc.	1,249,822	21,284
* Endo Pharmaceuticals Holdings, Inc.	653,629	21,276
Manor Care, Inc.	406,471	21,250
* Vertex Pharmaceuticals, Inc.	617,413	20,776
* Triad Hospitals, Inc.	452,850	19,939
* Tenet Healthcare Corp.	2,427,124	19,757
* Cephalon, Inc.	313,085	19,333
Pharmaceutical Product Development, Inc.	541,630	19,331
* Patterson Cos	572,836	19,253
* Intuitive Surgical, Inc.	179,549	18,933
* Community Health Systems, Inc.	506,108	18,903
Beckman Coulter, Inc.	326,650	18,802
* Invitrogen Corp.	273,838	17,364
* Lincare Holdings, Inc.	491,183	17,015
* Millipore Corp.	276,325	16,939
* Emdeon Corp.	1,419,041	16,617
* Millennium Pharmaceuticals, Inc.	1,637,649	16,295
Hillenbrand Industries, Inc.	284,563	16,214
Dade Behring Holdings Inc.	403,680	16,212
* Charles River Laboratories, Inc.	371,513	16,127
* ResMed Inc.	388,422	15,634
Universal Health Services Class B	260,188	15,593
* VCA Antech, Inc.	428,932	15,467
* IDEXX Laboratories Corp.	162,508	14,811
* Respironics, Inc.	376,651	14,542
* Cerner Corp.	319,283	14,495
* Cytyc Corp.	589,295	14,426
* Edwards Lifesciences Corp.	304,846	14,203
* Advanced Medical Optics, Inc.	353,908	13,997
Bausch & Lomb, Inc.	277,409	13,907
* Watson Pharmaceuticals, Inc.	501,831	13,133
* Gen-Probe Inc.	267,073	12,523
PerkinElmer, Inc.	655,637	12,411
Cooper Cos., Inc.	218,966	11,715
* Pediatrix Medical Group, Inc.	250,602	11,427
^* OSI Pharmaceuticals, Inc.	297,961	11,182
* PDL BioPharma Inc.	565,761	10,863
Mentor Corp.	207,221	10,442
* Hologic, Inc.	236,746	10,303
* Sierra Health Services, Inc.	264,334	10,002
* ImClone Systems, Inc.	348,817	9,878
* Techne Corp.	192,985	9,815
* WellCare Health Plans Inc.	168,336	9,533
* LifePoint Hospitals, Inc.	268,008	9,466
* Andrx Group	387,345	9,463
Valeant Pharmaceuticals International	478,285	9,460
Medicis Pharmaceutical Corp.	280,104	9,061
* Psychiatric Solutions, Inc.	263,164	8,971
STERIS Corp.	348,689	8,389
* Kinetic Concepts, Inc.	263,445	8,288
* Magellan Health Services, Inc.	191,644	8,164
* ICOS Corp.	322,774	8,089
Brookdale Senior Living Inc.	172,290	7,998
* AMERIGROUP Corp.	266,281	7,869
* Immucor Inc.	346,797	7,772
* Healthways, Inc.	172,351	7,687
* Affymetrix, Inc.	348,100	7,505
* Alkermes, Inc.	473,037	7,498
* Varian, Inc.	160,317	7,354
* Human Genome Sciences, Inc.	623,445	7,195
Perrigo Co.	416,237	7,064
* PSS World Medical, Inc.	352,602	7,049
* Ventana Medical Systems, Inc.	172,405	7,039
* Sunrise Senior Living, Inc.	235,403	7,031
* MGI Pharma, Inc.	407,059	7,005
* Illumina, Inc.	209,992	6,938
Owens & Minor, Inc. Holding Co.	207,908	6,838
* American Medical Systems Holdings, Inc.	365,658	6,739
^* Nektar Therapeutics	466,696	6,725
* Bio-Rad Laboratories, Inc. Class A	94,354	6,674
West Pharmaceutical Services, Inc.	166,764	6,549
* LifeCell Corp.	201,491	6,492
* Medarex, Inc.	601,566	6,461
* Haemonetics Corp.	137,620	6,441
* ArthroCare Corp.	136,043	6,375
* BioMarin Pharmaceutical Inc.	443,812	6,315
* Kindred Healthcare, Inc.	210,442	6,256
* Cubist Pharmaceuticals, Inc.	285,463	6,206
* Kos Pharmaceuticals, Inc.	124,852	6,170
* United Therapeutics Corp.	116,731	6,133
* Intermagnetics General Corp.	218,278	5,904
* United Surgical Partners International, Inc.	228,707	5,679
* Alexion Pharmaceuticals, Inc.	164,051	5,575
* The Medicines Co.	240,195	5,419
* Allscripts Healthcare Solutions, Inc.	241,027	5,411
* Kyphon Inc.	143,133	5,356
* Apria Healthcare Group Inc.	263,476	5,201
* Digene Corp.	118,898	5,130
^ PolyMedica Corp.	119,080	5,098
* Theravance, Inc.	187,724	5,076
* inVentiv Health, Inc.	156,238	5,004
* K-V Pharmaceutical Co. Class A	209,304	4,961
* Applera Corp.-Celera Genomics Group	353,996	4,928
^* Telik, Inc.	275,842	4,907
Alpharma, Inc. Class A	207,575	4,855
* Dionex Corp.	94,372	4,807
* Myriad Genetics, Inc.	190,644	4,699
* Per-Se Technologies, Inc.	196,796	4,483
^* Martek Biosciences Corp.	204,063	4,389
* ViroPharma Inc.	358,029	4,357
* Inverness Medical Innovations, Inc.	124,666	4,333
Chemed Corp.	133,626	4,311
* Palomar Medical Technologies, Inc.	101,289	4,274
* Par Pharmaceutical Cos. Inc.	231,674	4,226
^ LCA-Vision Inc.	101,572	4,196
* Nuvelo, Inc.	227,561	4,151
* Myogen, Inc.	117,635	4,127
^* Onyx Pharmaceuticals, Inc.	236,859	4,095
* The TriZetto Group, Inc.	266,860	4,040
* DJ Orthopedics Inc.	96,852	4,022
* Regeneron Pharmaceuticals, Inc.	255,212	4,004
* Wright Medical Group, Inc.	164,186	3,982
* Genesis Healthcare Corp.	82,954	3,951
Invacare Corp.	165,130	3,884
* Adams Respiratory Therapeutics, Inc.	106,065	3,881
* PAREXEL International Corp.	115,132	3,810
* Viasys Healthcare Inc.	139,424	3,798
^* Pharmion Corp.	175,187	3,775
* HealthExtras, Inc.	130,287	3,688
* Centene Corp.	220,408	3,624
* Conceptus, Inc.	203,696	3,603
* Thoratec Corp.	226,677	3,538
* Eclipsys Corp.	195,255	3,497
* Quidel Corp.	243,720	3,441
* Biosite Inc.	74,425	3,441
^* AtheroGenics, Inc.	260,275	3,428
* Sciele Pharma, Inc.	180,441	3,400
* Salix Pharmaceuticals, Ltd.	249,923	3,389
* Integra LifeSciences Holdings	89,296	3,347
* Conor Medsystems, Inc.	139,078	3,278
* AmSurg Corp.	146,129	3,253
* AMN Healthcare Services, Inc.	134,761	3,201
^* SurModics, Inc.	90,509	3,179
* Amedisys Inc.	79,644	3,160
Analogic Corp.	60,321	3,096
* Adolor Corp.	221,272	3,069
* Exelixis, Inc.	345,720	3,011
* Greatbatch, Inc.	130,085	2,943
^* Foxhollow Technologies Inc.	84,800	2,899
* Matria Healthcare, Inc.	102,422	2,846
* CONMED Corp.	132,963	2,807
^* Penwest Pharmaceuticals Co.	166,787	2,777
Arrow International, Inc.	87,262	2,776
* Neurocrine Biosciences, Inc.	258,201	2,776
* Noven Pharmaceuticals, Inc.	114,608	2,764
CNS, Inc.	97,732	2,759
* Isis Pharmaceuticals, Inc.	374,938	2,692
* Abaxis, Inc.	113,826	2,662
^* CV Therapeutics, Inc.	233,544	2,602
* Abraxis Bioscience, Inc.	93,306	2,592
* Orthofix International NV	56,748	2,580
* Keryx Biopharmaceuticals, Inc.	217,881	2,578
Cambrex Corp.	124,413	2,577
* Luminex Corp.	140,538	2,562
* Connetics Corp.	230,447	2,512
^* eResearch Technology, Inc.	303,136	2,458
* Zymogenetics, Inc.	142,898	2,411
* Progenics Pharmaceuticals, Inc.	102,699	2,409
* ICU Medical, Inc.	52,135	2,371
Option Care, Inc.	175,092	2,344
* Cross Country Healthcare, Inc.	137,485	2,337
* Odyssey Healthcare, Inc.	164,591	2,334
* Enzon Pharmaceuticals, Inc.	279,835	2,309
Sirona Dental Systems Inc.	69,697	2,295
* Molina Healthcare Inc.	64,783	2,291
* Arena Pharmaceuticals, Inc.	189,832	2,274
^* Cyberonics, Inc.	128,738	2,257
* Omnicell, Inc.	125,581	2,247
^* Geron Corp.	345,318	2,165
^* Dendreon Corp.	484,337	2,165
* SonoSite, Inc.	75,983	2,158
^* InterMune Inc.	130,727	2,147
* Dendrite International, Inc.	216,641	2,119
* Align Technology, Inc.	185,794	2,114
* Nuvasive, Inc.	103,583	2,083
* Momenta Pharmaceuticals, Inc.	154,037	2,083
* Tanox, Inc.	174,726	2,065
* Spectranetics Corp.	174,104	2,037
* Nabi Biopharmaceuticals	350,861	2,028
* Cypress Bioscience, Inc.	276,536	2,019
* Bruker BioSciences Corp.	284,825	1,997
Meridian Bioscience Inc.	83,869	1,972
^* Indevus Pharmaceuticals, Inc.	331,378	1,962
Landauer, Inc.	38,457	1,952
^* MannKind Corp.	102,653	1,950
^* Stereotaxis Inc.	187,540	1,941
* Symbion, Inc.	103,524	1,901
^* Novavax, Inc.	499,330	1,892
* Rigel Pharmaceuticals, Inc.	181,807	1,867
* Somanetics Corp.	93,507	1,866
* Kendle International Inc.	57,838	1,852
^* Northfield Laboratories, Inc.	128,706	1,848
Datascope Corp.	54,754	1,833
* Diversa Corp.	226,344	1,815
^* Renovis, Inc.	129,602	1,783
* Radiation Therapy Services, Inc.	60,101	1,757
* HMS Holdings Corp.	138,666	1,750
* PRA International	65,360	1,744
* Advanced Magnetics, Inc.	50,277	1,714
^* Peregrine Pharmaceuticals, Inc.	1,349,888	1,714
* Air Methods Corp.	72,640	1,714
* deCODE genetics, Inc.	310,293	1,707
^* I-Flow Corp.	141,775	1,704
Vital Signs, Inc.	29,988	1,698
^* Monogram Biosciences, Inc.	1,107,915	1,695
* Panacos Pharmaceuticals Inc.	338,718	1,680
^* Bradley Pharmaceuticals, Inc.	105,323	1,677
* Molecular Devices Corp.	88,834	1,643
* Merit Medical Systems, Inc.	120,665	1,639
^* BioLase Technology, Inc.	261,657	1,635
^* Emageon Inc.	104,883	1,635
* Gentiva Health Services, Inc.	99,436	1,635
* Aspect Medical Systems, Inc.	95,568	1,631
^* SuperGen, Inc.	349,061	1,627
^* Pain Therapeutics, Inc.	188,628	1,626
^* Enzo Biochem, Inc.	132,543	1,616
* OraSure Technologies, Inc.	199,352	1,603
* Vital Images, Inc.	50,481	1,594
^* Sirna Therapeutics, Inc.	283,606	1,580
* HealthTronics Surgical Services, Inc.	255,112	1,574
* Res-Care, Inc.	77,492	1,557
* XOMA Ltd.	820,580	1,551
* Senomyx, Inc.	100,813	1,549
* Encore Medical Corp.	241,099	1,519
* Candela Corp.	138,959	1,516
* Symmetry Medical Inc.	100,328	1,514
* MedCath Corp.	49,157	1,479
* IntraLase Corp.	74,853	1,475
* Lifecore Biomedical Inc.	104,362	1,472
* STAAR Surgical Co.	195,212	1,468
^* New River Pharmaceuticals Inc.	56,675	1,458
* Durect Corp.	355,281	1,457
^* Nastech Pharmaceutical Co., Inc.	95,454	1,457
* Lexicon Genetics Inc.	385,109	1,452
* Cepheid, Inc.	200,226	1,446
^* Encysive Pharmaceuticals, Inc.	335,284	1,442
* Zoll Medical Corp.	39,893	1,432
^* Pharmanet Development Group, Inc.	73,618	1,430
^* ABIOMED, Inc.	96,569	1,428
* Pozen Inc.	110,936	1,427
* Incyte Corp.	335,448	1,419
* Array BioPharma Inc.	164,274	1,400
* Savient Pharmaceuticals Inc.	214,359	1,395
Hooper Holmes, Inc.	413,229	1,393
* Accelrys Inc.	217,277	1,367
* NMT Medical, Inc.	87,061	1,345
* Adeza Biomedical Corp.	81,631	1,340
* America Service Group Inc.	100,733	1,311
* Kensey Nash Corp.	43,857	1,284
^* Cell Therapeutics, Inc.	745,347	1,275
^* Idenix Pharmaceuticals Inc.	130,927	1,270
* TriPath Imaging, Inc.	140,617	1,270
National Healthcare Corp.	23,503	1,263
* ThermoGenesis Corp.	326,301	1,263
* Maxygen Inc.	149,299	1,241
* Matrixx Initiatives, Inc.	64,975	1,236
^* Hythiam Inc.	170,400	1,230
^* IRIS International, Inc.	106,949	1,230
* Albany Molecular Research, Inc.	128,778	1,205
Computer Programs and Systems, Inc.	36,367	1,192
^* Cotherix, Inc.	167,723	1,184
* Medical Staffing Network Holdings, Inc.	188,426	1,172
* ARIAD Pharmaceuticals, Inc.	268,766	1,172
^* AVI BioPharma, Inc.	319,510	1,160
* ev3 Inc.	67,203	1,143
* CorVel Corp.	32,185	1,129
* Anika Resh Inc.	84,535	1,127
* Collagenex Pharmaceuticals, Inc.	86,519	1,124
* Providence Service Corp.	40,579	1,120
* Microtek Medical Holdings, Inc.	313,863	1,099
* Sun Healthcare Group Inc.	102,139	1,097
* Cholestech Corp.	91,077	1,093
* Third Wave Technologies, Inc.	242,445	1,086
* Regeneration Technologies, Inc.	154,575	1,085
* PDI, Inc.	93,260	1,084
* Inspire Pharmaceuticals, Inc.	211,037	1,074
* Five Star Quality Care, Inc.	99,698	1,073
^* BioCryst Pharmaceuticals, Inc.	85,293	1,064
^* Aastrom Biosciences, Inc.	902,492	1,047
* Bentley Pharmaceuticals, Inc.	87,083	1,045
* Xenoport Inc.	50,620	1,031
* SciClone Pharmaceuticals, Inc.	444,375	1,031
* Hi-Tech Pharmacal Co., Inc.	81,492	1,030
* Merge Technologies, Inc.	149,177	1,026
* Trimeris, Inc.	116,564	1,026
* Embrex, Inc.	86,748	1,024
* Horizon Health Corp.	66,379	1,014
* Medical Action Industries Inc.	37,508	1,009
* NPS Pharmaceuticals Inc.	262,975	1,002
* Angiodynamics Inc.	48,353	1,001
* Bioenvision, Inc.	179,510	989
Psychemedics Corp.	58,537	988
* Rita Medical Systems, Inc.	313,203	987
^* StemCells, Inc.	462,450	985
^* Vion Pharmaceuticals, Inc.	898,143	979
* Vical, Inc.	192,171	970
^* Paincare Holdings Inc.	673,863	970
* ImmunoGen, Inc.	272,154	963
* Bio-Reference Laboratories, Inc.	42,566	956
* Endologix, Inc.	232,865	934
* US Physical Therapy, Inc.	78,104	931
* Bioveris Corp.	98,105	921
* RehabCare Group, Inc.	69,959	916
* Neogen Corp.	42,062	911
^* Palatin Technologies, Inc.	381,846	909
^* Emeritus Corp.	42,063	906
* Cell Genesys, Inc.	198,058	905
* Exactech, Inc.	64,866	886
^* Genta Inc.	1,115,502	870
* Rochester Medical Corp.	54,583	865
Young Innovations, Inc.	23,806	856
* Possis Medical Inc.	85,223	839
* Strategic Diagnostics Inc.	212,188	817
^* Threshold Pharmaceuticals, Inc.	315,607	811
* Cutera, Inc.	30,440	809
* Neurogen Corp.	117,057	789
^* Avanir Pharmaceuticals Class A	113,024	782
^* NeoPharm, Inc.	161,106	781
* Capital Senior Living Corp.	84,100	778
* American Dental Partners, Inc.	46,949	777
* Vivus, Inc.	206,304	763
* Caliper Life Sciences, Inc.	156,288	763
* Cantel Medical Corp.	54,835	762
* Amicas, Inc.	254,910	760
* BioScrip Inc.	247,541	748
^* Discovery Laboratories, Inc.	345,827	737
^* Dexcom Inc.	65,449	728
* Phase Forward Inc.	60,987	728
* VistaCare, Inc.	69,979	728
^* Neurometrix Inc.	38,004	722
^* Emisphere Technologies, Inc.	84,641	715
* Alliance Imaging, Inc.	91,555	715
* PhotoMedex, Inc.	435,051	709
^* Nanogen, Inc.	398,258	709
* Repligen Corp.	206,534	702
* Nutraceutical International Corp.	49,749	680
* Vascular Solutions, Inc.	86,981	674
* Orthovita, Inc.	190,849	666
* Seattle Genetics, Inc.	136,726	664
* MWI Veterinary Supply Inc.	19,525	655
^* Alnylam Pharmaceuticals Inc.	45,376	654
^* Columbia Laboratories Inc.	188,654	653
* CuraGen Corp.	189,125	651
* Natus Medical Inc.	47,426	647
* Theragenics Corp.	220,536	635
* Cerus Corp.	114,223	634
* National Dentex Corp.	32,079	630
* E-Z-EM, Inc.	39,865	629
* Hanger Orthopedic Group, Inc.	94,386	621
^* Occulogix Inc.	293,980	611
^* CryoLife Inc.	92,558	597
* Infinity Pharmaceuticals, Inc.	43,623	589
* AVANT Immunotherapeutics, Inc.	439,170	575
^* DepoMed, Inc.	139,030	567
Utah Medical Products, Inc.	17,618	565
^* GTx, Inc.	60,233	557
^* Immunomedics Inc.	294,739	525
* Rural/Metro Corp.	59,438	519
* Pediatric Services of America	42,910	519
* LHC Group Inc.	22,964	513
^* Santarus Inc.	67,977	504
* Allied Healthcare International Inc.	247,983	494
* Allos Therapeutics Inc.	129,083	487
* Epix Pharmaceuticals Inc.	116,326	482
* Cytokinetics, Inc.	74,705	480
* Titan Pharmaceuticals, Inc.	216,672	477
* Harvard Bioscience, Inc.	105,245	474
* Cardiac Science Corp.	62,131	460
* Acadia Pharmaceuticals Inc.	52,042	450
^* Pharmacyclics, Inc.	92,436	449
* CardioDynamics International Corp.	621,228	441
^* Oscient Pharmaceuticals	426,621	439
^* Avigen, Inc.	84,705	438
^* Tercica, Inc.	81,951	437
* BioSphere Medical Inc.	65,525	432
* SONUS Pharmaceuticals, Inc.	91,533	429
^* Sangamo BioSciences, Inc.	77,201	429
^* Hemispherx Biopharma, Inc.	225,100	421
* Kosan Biosciences, Inc.	86,468	418
* ViaCell, Inc.	97,885	411
* Zila, Inc.	163,818	406
* Curis, Inc.	296,191	406
* Dyax Corp.	121,075	403
^* ADVENTRX Pharmaceuticals, Inc.	146,800	402
* Osteotech, Inc.	97,763	400
^* NitroMed, Inc.	122,887	390
^* Hollis-Eden Pharmaceuticals, Inc.	72,962	386
^* Introgen Therapeutics, Inc.	85,752	386
* Radiologix Inc.	95,328	381
* Barrier Therapeutics Inc.	58,322	377
^* Continucare Corp.	146,321	366
^* Ista Pharmaceuticals Inc.	61,338	364
* Sonic Innovations, Inc.	87,378	358
* Neose Technologies, Inc.	180,480	357
* Synovis Life Technologies, Inc.	48,904	356
Stratagene Holding Corp.	53,547	347
^* Neurobiological Technologies, Inc.	142,090	338
^* DUSA Pharmaceuticals, Inc.	79,563	333
* Oxigene, Inc.	84,382	330
* EntreMed, Inc.	171,863	320
* Q-Med, Inc.	62,115	318
^* Acusphere, Inc.	86,250	311
^* SCOLR Pharma Inc.	51,000	306
* GenVec, Inc.	263,994	296
* Anadys Pharmaceuticals Inc.	99,139	288
^* Insmed Inc.	210,361	286
^* I-trax, Inc.	100,700	283
^* La Jolla Pharmaceutical Co.	69,462	258
* National Medical Health Card Systems, Inc.	16,579	258
^* Isolagen Inc.	74,604	257
* Allion Healthcare Inc.	60,745	254
^* Antigenics, Inc.	163,221	253
* Orthologic Corp.	194,546	253
* Heska Corp.	147,500	249
^* Genitope Corp.	83,077	243
^* Hana Biosciences, Inc.	33,300	228
* Auxilium Pharmaceuticals, Inc.	22,524	228
^* GTC Biotherapeutics, Inc.	181,475	225
^* ATS Medical, Inc.	94,180	222
* Orchid Cellmark, Inc.	95,243	221
* Gene Logic Inc.	141,916	220
* ArQule, Inc.	52,208	220
* Pharmacopeia Drug Discovery Inc.	54,102	205
^* Coley Pharmaceutical Group	17,676	202
* Novoste Corp.	86,273	201
* SRI/Surgical Express, Inc.	45,628	198
* Exact Sciences Corp.	97,728	198
^* Immtech International, Inc.	41,317	198
* Retractable Technologies, Inc.	57,609	195
* Daxor Corp.	11,700	194
* Axonyx Inc.	210,898	190
* Immunicon Corp.	42,862	188
* Insite Vision, Inc.	115,831	183
* Caraco Pharmaceutical Laboratories, Ltd.	17,791	181
* CYTOGEN Corp.	73,887	173
* Fonar Corp.	478,887	153
^* Corcept Therapeutics Inc.	165,882	151
* Lannett Co., Inc.	27,200	144
* Ciphergen Biosystems, Inc.	107,827	143
* Proxymed Pharmacy, Inc.	30,375	141
* Advancis Pharmaceutical Corp.	23,394	140
* The Quigley Corp.	17,264	130
^* Genaera Corp.	313,616	125
* Dynavax Technologies Corp.	28,869	124
* DOV Pharmaceutical, Inc.	131,315	118
^* Matritech Inc.	188,401	115
* Sequenom, Inc.	52,765	113
^* Lipid Sciences, Inc.	60,089	108
* Mediware Information Systems, Inc.	13,492	106
* Digirad Corp.	27,668	103
^* Epicept Corp.	55,037	100
* Acacia Research - CombiMatrix Tracking Stock	93,559	92
* PRAECIS Pharmaceuticals, Inc.	43,532	89
^* BioSante Pharmaceuticals, Inc.	41,941	81
* Bioject Medical Technologies Inc.	86,720	75
^ Aksys, Ltd.	96,414	74
^* Clarient, Inc.	88,060	72
* Aradigm Corp.	41,163	69
* IVAX Diagnostics, Inc.	41,715	68
* NexMed, Inc.	93,858	59
* Pharmos Corp.	33,376	58
* Targeted Genetics Corp.	28,778	53
* Alteon, Inc.	255,509	49
^* NationsHealth, Inc.	29,703	47
^* Micromet, Inc.	14,977	40
^* Critical Therapeutics, Inc.	16,490	40
* Precis, Inc.	18,641	36
^* Biopure Corp. Class A	43,681	36
* Inhibitex Inc.	21,180	32
^* Memory Pharmaceuticals Corp.	30,850	31
* North American Scientific, Inc.	23,814	30
* Transgenomic, Inc.	51,607	29
^* BriteSmile, Inc.	10,209	26
* K-V Pharmaceutical Co. Class B	500	12
* Poniard Pharmaceuticals, Inc.	2,769	10
* Celsion Corp.	2,339	6
* Genelabs Technologies, Inc.	3,520	6
* Cellegy Pharmaceuticals, Inc.	31,250	5
* Solexa, Inc.	203	2
^* Aphton Corp.	170,588	2
* Vasomedical, Inc.	4,683	1

		9,792,634

Industrials (10.9%)
General Electric Co.	53,493,743	1,888,329
United Technologies Corp.	4,940,338	312,970
The Boeing Co.	3,907,666	308,119
Tyco International Ltd.	10,477,017	293,252
3M Co.	3,684,662	274,213
United Parcel Service, Inc.	3,367,876	242,285
Caterpillar, Inc.	3,428,198	225,575
Emerson Electric Co.	2,113,623	177,248
Honeywell International Inc.	4,048,222	165,572
Lockheed Martin Corp.	1,889,630	162,622
FedEx Corp.	1,492,475	162,202
Burlington Northern Santa Fe Corp.	1,878,081	137,926
General Dynamics Corp.	1,767,835	126,701
Union Pacific Corp.	1,316,289	115,833
Northrop Grumman Corp.	1,682,840	114,551
Illinois Tool Works, Inc.	2,460,878	110,493
Raytheon Co.	2,295,550	110,209
Waste Management, Inc.	2,805,307	102,899
Deere & Co.	1,210,857	101,603
Norfolk Southern Corp.	2,136,887	94,130
Danaher Corp.	1,263,915	86,793
CSX Corp.	2,280,476	74,868
PACCAR, Inc.	1,222,799	69,724
Southwest Airlines Co.	4,140,245	68,976
Ingersoll-Rand Co.	1,694,559	64,359
Masco Corp.	2,043,850	56,042
Textron, Inc.	603,005	52,763
Pitney Bowes, Inc.	1,143,739	50,748
Eaton Corp.	735,105	50,612
Rockwell Automation, Inc.	868,386	50,453
Dover Corp.	1,050,404	49,831
Expeditors International of Washington, Inc.	1,099,112	48,998
Rockwell Collins, Inc.	881,753	48,355
Parker Hannifin Corp.	621,224	48,288
L-3 Communications Holdings, Inc.	597,036	46,766
ITT Industries, Inc.	907,842	46,545
Precision Castparts Corp.	697,448	44,051
Cooper Industries, Inc. Class A	476,059	40,570
American Standard Cos., Inc.	942,610	39,561
C.H. Robinson Worldwide Inc.	852,600	38,009
R.R. Donnelley & Sons Co.	1,113,930	36,715
Fluor Corp.	451,390	34,707
Cintas Corp.	740,140	30,220
Avery Dennison Corp.	480,855	28,933
Robert Half International, Inc.	841,853	28,598
Cummins Inc.	239,546	28,561
Republic Services, Inc. Class A	703,867	28,302
Manpower Inc.	451,795	27,681
W.W. Grainger, Inc.	394,372	26,431
* The Dun & Bradstreet Corp.	342,252	25,665
Fastenal Co.	664,979	25,648
Goodrich Corp.	607,481	24,615
Equifax, Inc.	662,149	24,307
* AMR Corp.	1,045,364	24,190
Joy Global Inc.	639,698	24,059
* Terex Corp.	518,464	23,445
* Jacobs Engineering Group Inc.	303,698	22,695
* Monster Worldwide Inc.	608,330	22,015
* McDermott International, Inc.	500,084	20,904
Aramark Corp. Class B	624,209	20,512
Roper Industries Inc.	450,742	20,166
Pall Corp.	644,297	19,851
American Power Conversion Corp.	893,527	19,622
Oshkosh Truck Corp.	381,650	19,262
The Corporate Executive Board Co.	208,140	18,714
Harsco Corp.	216,482	16,810
SPX Corp.	314,212	16,791
* USG Corp.	346,994	16,323
Ryder System, Inc.	315,099	16,284
* ChoicePoint Inc.	444,489	15,913
Ametek, Inc.	365,106	15,900
* Thomas & Betts Corp.	324,651	15,489
* Stericycle, Inc.	217,196	15,158
* Allied Waste Industries, Inc.	1,322,463	14,904
Donaldson Co., Inc.	399,883	14,756
* Flowserve Corp.	291,000	14,722
* Alliant Techsystems, Inc.	181,495	14,712
* Wesco International, Inc.	250,264	14,523
The Manitowoc Co., Inc.	316,902	14,194
Graco, Inc.	353,926	13,824
* Foster Wheeler Ltd.	349,897	13,503
* Corrections Corp. of America	310,095	13,412
The Brink's Co.	251,689	13,355
Carlisle Co., Inc.	158,514	13,331
Trinity Industries, Inc.	407,519	13,110
* Covanta Holding Corp.	608,341	13,098
Pentair, Inc.	497,946	13,041
Landstar System, Inc.	304,234	12,991
Hubbell Inc. Class B	269,645	12,916
* Continental Airlines, Inc. Class B	451,356	12,778
J.B. Hunt Transport Services, Inc.	597,780	12,416
Con-way, Inc.	267,668	11,997
Laidlaw International Inc.	436,945	11,942
IDEX Corp.	276,274	11,894
* AGCO Corp.	467,789	11,858
Herman Miller, Inc.	343,487	11,751
Kennametal, Inc.	205,590	11,647
The Timken Co.	387,073	11,527
* YRC Worldwide, Inc.	300,574	11,133
JLG Industries, Inc.	556,428	11,023
* US Airways Group Inc.	245,124	10,866
GATX Corp.	262,503	10,860
Adesa, Inc.	462,392	10,686
* Copart, Inc.	378,734	10,677
Crane Co.	253,724	10,606
Acuity Brands, Inc.	232,722	10,566
Teleflex Inc.	187,566	10,436
* URS Corp.	265,869	10,340
Lincoln Electric Holdings, Inc.	186,346	10,147
HNI Corp.	242,083	10,066
* General Cable Corp.	260,991	9,972
* Armor Holdings, Inc.	173,813	9,965
MSC Industrial Direct Co., Inc. Class A	244,449	9,959
* Shaw Group, Inc.	415,579	9,824
Alexander & Baldwin, Inc.	217,753	9,662
^ Walter Industries, Inc.	224,541	9,583
Avis Budget Group, Inc.	519,582	9,503
* American Commercial Lines Inc.	159,376	9,475
Granite Construction Co.	175,955	9,387
* Genlyte Group, Inc.	131,000	9,327
* Quanta Services, Inc.	550,451	9,281
IKON Office Solutions, Inc.	681,979	9,166
DRS Technologies, Inc.	208,935	9,124
* Kansas City Southern	332,506	9,081
* EMCOR Group, Inc.	163,816	8,984
Washington Group International, Inc.	152,342	8,967
* Gardner Denver Inc.	268,492	8,882
The Toro Co.	210,295	8,868
Florida East Coast Industries, Inc. Class A	154,799	8,836
* Waste Connections, Inc.	231,153	8,763
* United Rentals, Inc.	373,396	8,681
Brady Corp. Class A	243,202	8,551
UTI Worldwide, Inc.	304,163	8,507
Belden CDT Inc.	221,294	8,460
* BE Aerospace, Inc.	401,087	8,459
* Navistar International Corp.	326,499	8,430
CLARCOR Inc.	271,060	8,265
* West Corp.	163,106	7,878
Skywest, Inc.	314,085	7,701
* United Stationers, Inc.	163,684	7,613
* Energy Conversion Devices, Inc.	204,654	7,580
* PHH Corp.	274,882	7,532
Briggs & Stratton Corp.	266,771	7,350
Lennox International Inc.	318,657	7,297
Watson Wyatt & Co. Holdings	174,607	7,145
^* JetBlue Airways Corp.	769,199	7,130
* Kirby Corp.	225,586	7,068
Actuant Corp.	140,679	7,048
Bucyrus International, Inc.	164,789	6,990
* Teledyne Technologies, Inc.	171,845	6,805
* Hexcel Corp.	480,364	6,797
Mueller Industries Inc.	193,084	6,791
* IHS Inc.-Class A	207,354	6,652
Regal-Beloit Corp.	152,666	6,641
* Alaska Air Group, Inc.	173,822	6,612
* Resources Connection, Inc.	242,416	6,494
Wabtec Corp.	237,805	6,452
* Moog Inc.	184,882	6,408
Curtiss-Wright Corp.	204,264	6,199
* NCI Building Systems, Inc.	106,423	6,191
* EGL, Inc.	169,521	6,177
* ESCO Technologies Inc.	132,770	6,113
Nordson Corp.	152,246	6,069
Banta Corp.	124,755	5,938
* Navigant Consulting, Inc.	291,064	5,839
* Dollar Thrifty Automotive Group, Inc.	129,445	5,769
Watsco, Inc.	123,071	5,662
Applied Industrial Technology, Inc.	229,423	5,598
Arkansas Best Corp.	129,976	5,593
Forward Air Corp.	167,538	5,544
* Swift Transportation Co., Inc.	230,688	5,472
* Tetra Tech, Inc.	309,924	5,399
* Ceradyne, Inc.	131,289	5,395
^ Simpson Manufacturing Co.	197,046	5,326
Pacer International, Inc.	190,948	5,301
Mine Safety Appliances Co.	148,255	5,284
* Orbital Sciences Corp.	281,128	5,277
* Acco Brands Corp.	236,750	5,270
* FTI Consulting, Inc.	208,797	5,232
John H. Harland Co.	143,334	5,225
Heartland Express, Inc.	330,929	5,189
Kaydon Corp.	139,200	5,153
Werner Enterprises, Inc.	263,968	4,939
Woodward Governor Co.	146,259	4,906
* AAR Corp.	205,530	4,900
* Cenveo Inc.	255,593	4,810
Deluxe Corp.	278,627	4,765
* AirTran Holdings, Inc.	476,088	4,723
* Genesee & Wyoming Inc. Class A	202,714	4,707
* Labor Ready, Inc.	294,807	4,696
* Beacon Roofing Supply, Inc.	231,120	4,678
Knight Transportation, Inc.	268,950	4,559
* Old Dominion Freight Line, Inc.	150,397	4,516
* Jacuzzi Brands, Inc.	446,557	4,461
* NCO Group, Inc.	168,266	4,412
* Mobile Mini, Inc.	151,532	4,305
UAP Holding Corp.	200,973	4,295
Baldor Electric Co.	138,300	4,264
Steelcase Inc.	270,005	4,236
Administaff, Inc.	124,064	4,181
Universal Forest Products, Inc.	84,748	4,157
* The Advisory Board Co.	81,854	4,135
* Esterline Technologies Corp.	116,464	3,932
Valmont Industries, Inc.	75,106	3,924
* Korn/Ferry International	182,909	3,830
Albany International Corp.	119,950	3,817
* Teletech Holdings Inc.	244,081	3,815
* Hub Group, Inc.	164,504	3,747
A.O. Smith Corp.	94,773	3,737
Franklin Electric, Inc.	69,776	3,708
* American Reprographics Co.	113,486	3,638
* Griffon Corp.	151,557	3,618
ElkCorp	129,399	3,513
* School Specialty, Inc.	99,112	3,498
Viad Corp.	98,470	3,487
^* Encore Wire Corp.	98,153	3,464
Federal Signal Corp.	226,693	3,457
ABM Industries Inc.	181,777	3,410
* Consolidated Graphics, Inc.	56,448	3,396
* Heidrick & Struggles International, Inc.	94,328	3,396
* Amerco, Inc.	45,744	3,392
* Insituform Technologies Inc. Class A	139,225	3,380
* Coinstar, Inc.	117,416	3,379
* Power-One, Inc.	465,302	3,369
Watts Water Technologies, Inc.	105,596	3,354
NACCO Industries, Inc. Class A	24,596	3,343
Knoll, Inc.	162,289	3,278
Freightcar America Inc.	61,838	3,277
United Industrial Corp.	60,028	3,211
* GrafTech International Ltd.	548,605	3,204
* CoStar Group, Inc.	75,738	3,129
G & K Services, Inc. Class A	85,823	3,127
* II-VI, Inc.	120,055	2,992
Healthcare Services Group, Inc.	118,658	2,985
Rollins, Inc.	140,238	2,960
* EnPro Industries, Inc.	97,315	2,925
Barnes Group, Inc.	165,974	2,915
Triumph Group, Inc.	68,157	2,886
* CBIZ Inc.	395,307	2,886
* Superior Essex Inc.	83,872	2,873
* Republic Airways Holdings Inc.	184,754	2,867
* Interline Brands, Inc.	115,846	2,859
* Flow International Corp.	219,184	2,843
* Infrasource Services Inc.	159,352	2,797
* Saia, Inc.	84,670	2,760
* Spherion Corp.	385,313	2,755
McGrath RentCorp	106,693	2,731
* GenCorp, Inc.	211,808	2,720
* Clean Harbors Inc.	62,431	2,719
* Global Cash Access, Inc.	176,499	2,663
^* Taser International Inc.	344,403	2,638
* Williams Scotsman International Inc.	123,494	2,638
* Huron Consulting Group Inc.	65,803	2,579
^* Evergreen Solar, Inc.	310,422	2,577
* Diamond Management and Technology Consultants, Inc.	228,507	2,546
Kelly Services, Inc. Class A	91,853	2,518
The Greenbrier Cos., Inc.	85,800	2,489
* Kadant Inc.	100,060	2,457
Bowne & Co., Inc.	170,546	2,435
Wabash National Corp.	177,460	2,429
* CRA International Inc.	50,255	2,395
Kaman Corp. Class A	130,260	2,346
* RailAmerica, Inc.	213,946	2,336
Ameron International Corp.	34,528	2,294
* Columbus McKinnon Corp.	126,327	2,278
* Volt Information Sciences Inc.	63,962	2,274
Gorman-Rupp Co.	68,830	2,251
* Pike Electric Corp.	150,720	2,246
* Geo Group Inc.	52,490	2,218
* Kforce Inc.	183,205	2,186
* The Middleby Corp.	28,114	2,166
* K&F Industries Holdings	115,251	2,164
Tredegar Corp.	129,158	2,162
^ Titan International, Inc.	119,529	2,161
Lawson Products, Inc.	50,319	2,109
Raven Industries, Inc.	70,265	2,109
^* Lamson & Sessions Co.	87,788	2,091
Comfort Systems USA, Inc.	180,497	2,068
* Xanser Corp.	346,041	2,024
CIRCOR International, Inc.	64,922	1,983
* Sequa Corp. Class A	21,072	1,978
Apogee Enterprises, Inc.	129,388	1,968
^* Medis Technology Ltd.	78,691	1,944
Lindsay Manufacturing Co.	66,358	1,908
^ American Woodmark Corp.	56,524	1,904
* RBC Bearings Inc.	78,382	1,893
* Celadon Group Inc.	113,221	1,884
Cascade Corp.	40,851	1,865
^* FuelCell Energy, Inc.	241,658	1,839
^* A.S.V., Inc.	123,271	1,838
EDO Corp.	80,293	1,837
* Perini Corp.	87,952	1,836
CDI Corp.	86,841	1,798
Cubic Corp.	91,746	1,796
HEICO Corp.	52,314	1,794
* Argon ST, Inc.	74,682	1,790
* Ladish Co., Inc.	61,567	1,778
Genco Shipping and Trading Ltd.	78,161	1,771
Synagro Technologies Inc.	417,239	1,761
Dynamic Materials Corp.	54,292	1,760
^* Waste Services, Inc.	191,536	1,751
Tennant Co.	71,872	1,749
* Fuel-Tech N.V	117,400	1,748
* Electro Rent Corp.	100,369	1,707
Bluelinx Holdings Inc.	178,485	1,699
^* American Science & Engineering, Inc.	34,628	1,680
* Accuride Corp.	151,889	1,672
* Innovative Solutions and Support, Inc.	114,507	1,664
* NuCo2, Inc.	61,157	1,645
Ennis, Inc.	74,365	1,610
^ Eagle Bulk Shipping Inc.	99,911	1,607
* Lydall, Inc.	179,932	1,601
* On Assignment, Inc.	162,856	1,598
* Hudson Highland Group, Inc.	162,822	1,596
* Astec Industries, Inc.	62,561	1,580
* Commercial Vehicle Group Inc.	81,885	1,577
Insteel Industries, Inc.	77,357	1,537
^* Frontier Airlines Holdings, Inc.	184,006	1,518
* Kenexa Corp.	59,877	1,510
* PeopleSupport Inc.	81,119	1,501
* Sirva Inc.	561,303	1,493
* Ducommun, Inc.	78,760	1,470
^* 3D Systems Corp.	80,087	1,469
* ICT Group, Inc.	46,001	1,448
Horizon Lines Inc.	85,752	1,432
* LECG Corp.	74,273	1,393
Robbins & Myers, Inc.	44,997	1,391
* Layne Christensen Co.	48,099	1,374
LSI Industries Inc.	82,426	1,339
* Team, Inc.	53,055	1,330
^* Trex Co., Inc.	54,798	1,324
^* American Superconductor Corp.	139,633	1,293
* Marten Transport, Ltd.	75,562	1,291
^* Valence Technology Inc.	661,126	1,283
Quixote Corp.	71,792	1,279
* Miller Industries, Inc.	69,720	1,274
* AZZ Inc.	34,698	1,267
Standex International Corp.	44,377	1,237
* ABX Air, Inc.	217,298	1,221
* Learning Tree International, Inc.	149,209	1,213
* SITEL Corp.	402,402	1,211
^ Central Parking Corp.	72,863	1,202
Met-Pro Corp.	90,980	1,195
* M&F Worldwide Corp.	80,218	1,179
^* TurboChef Technologies, Inc.	84,371	1,173
^* Capstone Turbine Corp.	824,706	1,163
^* Ultralife Batteries, Inc.	111,251	1,158
The Standard Register Co.	87,723	1,158
* Tecumseh Products Co. Class A	75,987	1,156
Angelica Corp.	67,611	1,150
* Frozen Food Express Industries, Inc.	150,530	1,143
^* Plug Power, Inc.	269,584	1,097
* Cornell Companies, Inc.	63,036	1,089
* TRC Cos., Inc.	126,453	1,077
* Rush Enterprises, Inc. Class A	64,113	1,069
* Gehl Co.	39,869	1,068
Vicor Corp.	90,085	1,040
Alamo Group, Inc.	45,582	1,037
^* Distributed Energy Systems Corp.	318,770	1,030
* Mesa Air Group Inc.	131,469	1,020
* P.A.M. Transportation Services, Inc.	40,667	1,019
* Builders FirstSource, Inc.	66,851	1,018
* EnerSys	62,732	1,006
AAON, Inc.	43,974	1,003
* Exponent, Inc.	60,108	1,002
* Casella Waste Systems, Inc.	96,588	999
* Essex Corp.	56,793	988
* Odyssey Marine Exploration, Inc.	375,300	980
TAL International Group, Inc.	46,178	979
^* Ionatron Inc.	202,416	974
Ampco-Pittsburgh Corp.	31,218	966
^* The Allied Defense Group, Inc.	57,700	949
^ PW Eagle, Inc.	31,400	942
* U.S. Xpress Enterprises, Inc.	40,002	926
* MTC Technologies, Inc.	38,393	923
* ExpressJet Holdings, Inc.	137,860	911
* Axsys Technologies, Inc.	52,991	901
* Barrett Business Services, Inc.	41,290	886
C & D Technologies, Inc.	117,103	831
* Dynamex Inc.	39,666	823
* WCA Waste Corp.	144,731	815
* Flanders Corp.	93,584	801
* First Consulting Group, Inc.	81,217	792
* Covenant Transport, Inc.	64,257	785
^* Active Power, Inc.	313,362	783
American Ecology Corp.	39,457	779
* COMSYS IT Partners Inc.	43,995	756
* L.B. Foster Co. Class A	46,767	753
Badger Meter, Inc.	28,838	726
* Quality Distribution Inc.	49,196	724
Schawk, Inc.	38,452	701
Aceto Corp.	99,418	700
* Herley Industries Inc.	56,328	697
^* Global Power Equipment Group Inc.	325,013	692
* Baker (Michael) Corp.	33,900	690
* Park-Ohio Holdings Corp.	48,408	668
* Standard Parking Corp.	20,600	646
* GP Strategies Corp.	85,400	638
Applied Signal Technology, Inc.	42,769	635
Sun Hydraulics Corp.	30,568	627
* Pinnacle Airlines Corp.	84,141	623
* Magnatek, Inc.	177,952	616
* USA Truck, Inc.	31,743	605
HEICO Corp. Class A	20,788	604
* Hawaiian Holdings, Inc.	142,350	592
^* ENGlobal Corp.	94,926	588
* Omega Flex Inc.	28,171	573
* MAIR Holdings, Inc.	98,248	561
* Powell Industries, Inc.	24,833	550
* Rush Enterprises, Inc. Class B	33,980	530
* Sterling Construction Co., Inc.	25,425	510
Waste Industries USA, Inc.	18,072	488
Todd Shipyards Corp.	26,440	478
* Milacron Inc.	485,669	427
* La Barge, Inc.	36,289	377
Multi-Color Corp.	12,897	371
^* Wolverine Tube, Inc.	120,577	365
* Huttig Building Products, Inc.	64,646	357
Hubbell Inc. Class A	7,600	339
* APAC Teleservices, Inc.	125,670	333
* Strategic Distribution, Inc.	26,174	326
* International Shipholding Corp.	25,994	325
CompX International Inc.	20,194	315
* Raytheon Co. Warrants Exp. 6/16/11	19,938	285
* Modtech Holdings, Inc.	49,603	276
Sypris Solutions, Inc.	32,464	271
* Mac-Gray Corp.	22,933	269
* Stantec Inc.	14,600	268
Valley National Gases Inc.	10,500	262
L.S. Starrett Co. Class A	17,904	256
* Intersections Inc.	27,328	252
* Paragon Technologies, Inc.	40,335	248
* SL Industries, Inc.	12,000	230
* Universal Truckload Services, Inc.	8,352	217
^* Integrated Alarm Services Group, Inc.	52,970	207
* Innotrac Corp.	62,932	206
* CompuDyne Corp.	32,965	201
* Willis Lease Finance Corp.	21,560	199
* Aerosonic Corp.	32,574	199
* Perma-Fix Environmental Services, Inc.	95,050	197
* U.S. Home Systems, Inc.	19,850	188
^* Sea Containers Ltd. Class A	149,307	175
* Nashua Corp.	24,315	170
Chase Corp.	9,400	168
^* Pemco Aviation Group, Inc.	19,524	166
^* TRM Corp.	68,332	152
International Aluminum Corp.	4,000	149
* UQM Technologies, Inc.	52,950	145
* Advanced Environmental Recycling Technologies, Inc	61,055	138
^* Millennium Cell Inc.	128,346	136
^* Microvision, Inc.	92,449	132
^* PRG-Schultz International, Inc.	21,212	123
* Environmental Tectonics Corp.	19,900	119
* Central Freight Lines, Inc.	51,715	111
* Catalytica Energy Systems, Inc.	73,906	82
* Spherix Inc.	50,060	67
* Channell Commercial Corp.	18,561	57
^* Arotech Corp.	28,972	55
* Henry Bros. Electronics, Inc.	9,700	33
Protection One, Inc.	2,271	29
* DT Industries, Inc.	525,268	2
* Stonepath Group, Inc.	7,376	1

		8,526,533

Information Technology (15.4%)
Microsoft Corp.	45,593,327	1,246,066
* Cisco Systems, Inc.	31,404,763	722,310
International Business Machines Corp.	7,974,560	653,435
Intel Corp.	29,924,995	615,557
Hewlett-Packard Co.	14,350,623	526,524
* Google Inc.	1,105,784	444,415
* Oracle Corp.	21,952,301	389,434
* Apple Computer, Inc.	4,375,249	337,025
Motorola, Inc.	12,706,476	317,662
QUALCOMM Inc.	8,623,664	313,470
Texas Instruments, Inc.	8,015,871	266,528
* Dell Inc.	11,282,867	257,701
* Corning, Inc.	8,016,941	195,694
First Data Corp.	3,939,194	165,446
* Yahoo! Inc.	6,530,262	165,085
* eBay Inc.	5,446,161	154,453
* EMC Corp.	12,175,976	145,868
Automatic Data Processing, Inc.	2,967,862	140,499
Applied Materials, Inc.	7,151,028	126,788
* Adobe Systems, Inc.	3,084,323	115,508
* Symantec Corp.	5,372,474	114,326
Accenture Ltd.	2,999,029	95,099
* Sun Microsystems, Inc.	18,026,003	89,589
* Electronic Arts Inc.	1,565,749	87,181
* Xerox Corp.	4,724,876	73,519
* Broadcom Corp.	2,412,157	73,185
* Agilent Technologies, Inc.	2,196,199	71,794
* Network Appliance, Inc.	1,929,778	71,421
Electronic Data Systems Corp.	2,667,272	65,402
* Micron Technology, Inc.	3,740,314	65,081
Paychex, Inc.	1,760,950	64,891
Seagate Technology	2,731,274	63,065
* Advanced Micro Devices, Inc.	2,498,038	62,076
* Freescale Semiconductor, Inc. Class A	1,545,004	58,787
* Intuit, Inc.	1,703,060	54,651
Analog Devices, Inc.	1,858,926	54,634
* Lucent Technologies, Inc.	23,095,329	54,043
* SanDisk Corp.	1,005,132	53,815
* Cognizant Technology Solutions Corp.	724,116	53,628
CA, Inc.	2,167,178	51,340
* NVIDIA Corp.	1,724,968	51,042
Linear Technology Corp.	1,563,212	48,647
* Computer Sciences Corp.	969,826	47,638
* Marvell Technology Group Ltd.	2,414,320	46,765
Maxim Integrated Products, Inc.	1,652,453	46,384
KLA-Tencor Corp.	1,025,286	45,594
* Juniper Networks, Inc.	2,627,763	45,408
* Fiserv, Inc.	903,932	42,566
* Autodesk, Inc.	1,191,810	41,451
National Semiconductor Corp.	1,742,626	41,004
Xilinx, Inc.	1,772,461	38,906
* Flextronics International Ltd.	2,990,251	37,797
* NCR Corp.	938,205	37,040
Microchip Technology, Inc.	1,107,924	35,919
* Altera Corp.	1,856,522	34,123
* Citrix Systems, Inc.	938,198	33,972
* Akamai Technologies, Inc.	678,225	33,904
* MEMC Electronic Materials, Inc.	904,654	33,137
* LAM Research Corp.	727,408	32,973
* Lexmark International, Inc.	542,171	31,262
Harris Corp.	691,708	30,774
* Affiliated Computer Services, Inc. Class A	576,980	29,922
* BMC Software, Inc.	1,096,391	29,844
* BEA Systems, Inc.	1,924,014	29,245
Amphenol Corp.	462,889	28,667
Jabil Circuit, Inc.	921,413	26,325
* VeriSign, Inc.	1,261,439	25,481
* Cadence Design Systems, Inc.	1,463,557	24,822
Molex, Inc.	635,221	24,755
* Avaya Inc.	2,151,776	24,616
* Tellabs, Inc.	2,199,282	24,104
* Iron Mountain, Inc.	543,538	23,340
* MasterCard, Inc. Class A	328,550	23,113
* Comverse Technology, Inc.	1,039,665	22,290
* Activision, Inc.	1,428,424	21,569
* Western Digital Corp.	1,145,979	20,742
* Freescale Semiconductor, Inc. Class B	542,308	20,613
CDW Corp.	329,629	20,332
* McAfee Inc.	824,275	20,162
* Alliance Data Systems Corp.	357,836	19,749
Symbol Technologies, Inc.	1,312,866	19,509
* JDS Uniphase Corp.	8,742,429	19,146
* Red Hat, Inc.	905,044	19,078
* Novellus Systems, Inc.	661,634	18,301
Intersil Corp.	731,295	17,953
* DST Systems, Inc.	287,372	17,722
* Arrow Electronics, Inc.	626,786	17,193
* Ceridian Corp.	759,617	16,985
* LSI Logic Corp.	2,065,248	16,976
* CheckFree Corp.	402,557	16,634
* Integrated Device Technology Inc.	1,035,134	16,624
Sabre Holdings Corp.	688,674	16,108
* QLogic Corp.	835,196	15,785
Global Payments Inc.	351,014	15,448
* Compuware Corp.	1,981,783	15,438
* Solectron Corp.	4,725,858	15,406
Diebold, Inc.	346,964	15,103
* Convergys Corp.	723,725	14,945
* Synopsys, Inc.	743,289	14,658
* salesforce.com, Inc.	404,421	14,511
* Mettler-Toledo International Inc.	210,229	13,907
* Ingram Micro, Inc. Class A	722,207	13,837
* Atmel Corp.	2,286,356	13,810
* Teradyne, Inc.	1,024,627	13,484
* Avnet, Inc.	679,972	13,341
* Trimble Navigation Ltd.	281,312	13,244
Reynolds & Reynolds Class A	332,341	13,131
* Agere Systems Inc.	874,566	13,057
* International Rectifier Corp.	371,083	12,929
Fidelity National Information Services, Inc.	348,113	12,880
* Cypress Semiconductor Corp.	723,887	12,863
MoneyGram International, Inc.	436,852	12,695
* Zebra Technologies Corp. Class A	350,676	12,533
Tektronix, Inc.	431,796	12,492
Fair Isaac, Inc.	337,117	12,328
* Vishay Intertechnology, Inc.	877,728	12,323
* Novell, Inc.	2,008,308	12,291
* Ciena Corp.	433,316	11,808
* Fairchild Semiconductor International, Inc.	626,362	11,713
* Sybase, Inc.	466,577	11,310
* NAVTEQ Corp.	432,047	11,281
* F5 Networks, Inc.	209,646	11,262
* Polycom, Inc.	452,312	11,095
* Varian Semiconductor Equipment Associates, Inc.	294,872	10,822
* Hyperion Solutions Corp.	306,115	10,555
* Tech Data Corp.	287,620	10,507
Acxiom Corp.	424,612	10,471
* Digital River, Inc.	203,411	10,398
* Sanmina-SCI Corp.	2,780,164	10,398
* Unisys Corp.	1,782,688	10,090
* Parametric Technology Corp.	573,924	10,021
* Brocade Communications Systems, Inc.	1,406,986	9,933
* CommScope, Inc.	301,227	9,898
* MICROS Systems, Inc.	201,211	9,843
Anixter International Inc.	172,921	9,765
* THQ Inc.	331,318	9,665
* Interdigital Communications Corp.	283,303	9,661
* FormFactor Inc.	224,459	9,456
* Foundry Networks, Inc.	717,404	9,434
* FLIR Systems, Inc.	340,219	9,240
* ADC Telecommunications, Inc.	603,330	9,050
* Benchmark Electronics, Inc.	334,863	9,001
* 3Com Corp.	2,032,453	8,963
Jack Henry & Associates Inc.	410,011	8,926
* TIBCO Software Inc.	985,118	8,846
* Cymer, Inc.	201,405	8,844
* CACI International, Inc.	160,615	8,835
ADTRAN Inc.	355,582	8,477
* ValueClick, Inc.	452,356	8,387
* Tessera Technologies, Inc.	240,122	8,351
^* Cree, Inc.	406,227	8,169
* MPS Group, Inc.	540,304	8,164
* Emulex Corp.	444,833	8,083
National Instruments Corp.	293,680	8,029
* Rambus Inc.	459,205	8,009
FactSet Research Systems Inc.	164,746	8,002
* aQuantive, Inc.	338,595	7,998
* Hewitt Associates, Inc.	326,843	7,929
* Andrew Corp.	842,308	7,775
* Avocent Corp.	258,054	7,773
* WebEx Communications, Inc.	198,534	7,747
* Silicon Laboratories Inc.	246,685	7,652
* FileNet Corp.	217,352	7,570
* Avid Technology, Inc.	207,422	7,554
* RF Micro Devices, Inc.	991,224	7,513
* ANSYS, Inc.	167,394	7,396
* BearingPoint, Inc.	940,734	7,394
Imation Corp.	181,896	7,303
* Itron, Inc.	130,502	7,282
* Equinix, Inc.	120,188	7,223
* CNET Networks, Inc.	740,506	7,094
* Palm, Inc.	483,341	7,037
* Electronics for Imaging, Inc.	301,313	6,894
* Intermec, Inc.	261,391	6,890
* BISYS Group, Inc.	624,779	6,785
* j2 Global Communications, Inc.	247,900	6,735
* Transaction Systems Architects, Inc.	192,843	6,618
^* Sonus Networks, Inc.	1,253,937	6,596
* Microsemi Corp.	340,760	6,423
* PMC Sierra Inc.	1,076,251	6,393
* Macrovision Corp.	267,302	6,332
* Arris Group Inc.	551,014	6,315
* Perot Systems Corp.	457,511	6,309
* Entegris Inc.	574,722	6,270
* Coherent, Inc.	180,187	6,245
* CSG Systems International, Inc.	235,714	6,230
* RealNetworks, Inc.	586,886	6,227
* Gartner, Inc. Class A	352,187	6,195
* SRA International, Inc.	203,951	6,131
^* SiRF Technology Holdings, Inc.	254,071	6,095
* VeriFone Holdings, Inc.	212,762	6,074
* Intergraph Corp.	139,712	5,991
Technitrol, Inc.	199,643	5,959
* MicroStrategy Inc.	58,070	5,913
* Trident Microsystems, Inc.	254,086	5,910
* Mentor Graphics Corp.	419,257	5,903
* Informatica Corp.	427,577	5,811
* Internet Security Systems, Inc.	207,872	5,771
* ON Semiconductor Corp.	977,228	5,746
* Progress Software Corp.	219,063	5,696
* eFunds Corp.	230,491	5,573
Cognex Corp.	219,546	5,546
* Nuance Communications, Inc.	672,807	5,497
* Kronos, Inc.	161,203	5,495
^* UTStarcom, Inc.	615,686	5,461
* ATMI, Inc.	187,202	5,442
^* Take-Two Interactive Software, Inc.	365,101	5,206
* Conexant Systems, Inc.	2,596,664	5,193
* Digital Insight Corp.	175,584	5,148
* Applied Micro Circuits Corp.	1,731,961	5,005
* Websense, Inc.	231,053	4,993
* Advent Software, Inc.	137,717	4,987
* Silicon Image, Inc.	390,350	4,965
* Wind River Systems Inc.	462,091	4,949
* Wright Express Corp.	205,112	4,935
* EarthLink, Inc.	676,689	4,920
^* Finisar Corp.	1,349,079	4,897
* Digitas Inc.	508,017	4,887
* Diodes Inc.	112,965	4,877
* Quest Software, Inc.	341,498	4,877
AVX Corp.	275,572	4,875
* Insight Enterprises, Inc.	231,573	4,773
Talx Corp.	193,604	4,747
* Semtech Corp.	372,028	4,747
* MKS Instruments, Inc.	228,914	4,649
* Opsware, Inc.	514,098	4,632
* Komag, Inc.	144,652	4,623
* Rogers Corp.	74,571	4,605
* Openwave Systems Inc.	489,306	4,580
Plantronics, Inc.	259,960	4,557
United Online, Inc.	364,214	4,436
* Global Imaging Systems, Inc.	198,930	4,390
* KEMET Corp.	542,816	4,381
* Brooks Automation, Inc.	334,149	4,361
* Plexus Corp.	225,625	4,332
* Skyworks Solutions, Inc.	830,734	4,312
* Rofin-Sinar Technologies Inc.	70,146	4,263
* NETGEAR, Inc.	206,906	4,260
^* OmniVision Technologies, Inc.	295,748	4,220
* Dycom Industries, Inc.	187,777	4,037
* Littelfuse, Inc.	115,924	4,023
* Zoran Corp.	247,428	3,979
* Tekelec	306,571	3,973
* Newport Corp.	243,029	3,961
* Brightpoint, Inc.	277,751	3,950
* SonicWALL, Inc.	361,073	3,943
Total System Services, Inc.	172,530	3,939
* Axcelis Technologies, Inc.	555,438	3,921
* Lawson Softward, Inc.	540,750	3,920
^* L-1 Identity Solutions Inc.	299,092	3,903
* Euronet Worldwide, Inc.	158,108	3,882
Daktronics, Inc.	186,136	3,851
* Redback Networks Inc.	276,203	3,834
Blackbaud, Inc.	170,620	3,752
* Aeroflex, Inc.	364,221	3,744
* Rackable Systems Inc.	135,517	3,709
* Powerwave Technologies, Inc.	487,868	3,708
* Keane, Inc.	257,147	3,705
* Electro Scientific Industries, Inc.	177,063	3,647
* Paxar Corp.	179,331	3,583
* Checkpoint Systems, Inc.	216,491	3,574
Quality Systems, Inc.	90,198	3,499
* Manhattan Associates, Inc.	141,774	3,422
Gevity HR, Inc.	149,788	3,412
* Lattice Semiconductor Corp.	498,954	3,403
* TriQuint Semiconductor, Inc.	647,410	3,367
* Sycamore Networks, Inc.	886,633	3,351
* ScanSource, Inc.	110,316	3,346
* Comtech Telecommunications Corp.	99,176	3,320
* Micrel, Inc.	344,926	3,308
* McDATA Corp. Class A	653,668	3,288
^* Spansion Inc. Class A	196,588	3,277
* Synaptics Inc.	133,371	3,250
* Atheros Communications, Inc.	179,088	3,247
* Cabot Microelectronics Corp.	112,248	3,235
Black Box Corp.	83,030	3,232
* ManTech International Corp.	96,721	3,193
* InfoSpace, Inc.	172,894	3,188
* CMGI Inc.	3,003,740	3,184
* Amkor Technology, Inc.	612,649	3,161
* DSP Group Inc.	137,041	3,131
MTS Systems Corp.	94,042	3,041
* Epicor Software Corp.	231,257	3,032
Molex, Inc. Class A	91,243	3,003
* Concur Technologies, Inc.	204,513	2,976
* Dolby Laboratories Inc.	149,106	2,960
* Hittite Microwave Corp.	66,343	2,952
* Witness Systems, Inc.	168,314	2,951
* Cirrus Logic, Inc.	403,285	2,940
* Ariba, Inc.	386,493	2,895
* FEI Co.	134,447	2,838
* TTM Technologies, Inc.	241,478	2,825
* Sykes Enterprises, Inc.	135,021	2,748
* Altiris, Inc.	129,465	2,730
* RadiSys Corp.	126,805	2,695
^* Internap Network Services Corp.	175,667	2,674
* Veeco Instruments, Inc.	131,951	2,659
* JDA Software Group, Inc.	171,260	2,641
* Blackboard Inc.	99,534	2,638
* Supertex, Inc.	66,306	2,577
* Interwoven Inc.	233,616	2,577
* Standard Microsystem Corp.	89,955	2,557
* Photronics Inc.	180,742	2,554
* Cogent Inc.	185,244	2,543
* Mastec Inc.	228,969	2,535
* Aspen Technologies, Inc.	231,428	2,527
* ViaSat, Inc.	100,558	2,522
^* Gateway, Inc.	1,334,323	2,522
Agilysys, Inc.	179,538	2,521
Park Electrochemical Corp.	79,476	2,518
* Silicon Storage Technology, Inc.	605,044	2,493
* LoJack Corp.	126,780	2,484
* Advanced Energy Industries, Inc.	145,093	2,472
* Internet Capital Group Inc.	260,779	2,464
Inter-Tel, Inc.	112,427	2,428
MAXIMUS, Inc.	93,027	2,428
* Open Solutions Inc.	83,756	2,413
* Hutchinson Technology, Inc.	112,420	2,364
CTS Corp.	171,064	2,357
* 24/7 Real Media, Inc.	275,818	2,355
* Harmonic, Inc.	319,664	2,350
* Rudolph Technologies, Inc.	126,078	2,311
* Tyler Technologies, Inc.	173,963	2,249
* Adaptec, Inc.	507,798	2,239
* Quantum Corp.	1,024,564	2,234
^* Sigma Designs, Inc.	147,884	2,211
* Genesis Microchip Inc.	187,553	2,207
* S1 Corp.	472,646	2,179
* Borland Software Corp.	379,147	2,173
* Anaren, Inc.	102,785	2,166
* Forrester Research, Inc.	81,629	2,148
* SafeNet, Inc.	117,703	2,141
* International DisplayWorks, Inc.	333,808	2,126
* Exar Corp.	156,976	2,086
* Sapient Corp.	380,371	2,073
^ Heartland Payment Systems, Inc.	79,668	2,071
* LTX Corp.	411,253	2,060
* Lionbridge Technologies, Inc.	267,541	2,041
* Novatel Wireless, Inc.	211,538	2,037
* Kulicke & Soffa Industries, Inc.	227,444	2,011
* The Ultimate Software Group, Inc.	83,756	1,971
* Safeguard Scientifics, Inc.	997,682	1,955
* Magma Design Automation, Inc.	214,586	1,953
* webMethods, Inc.	254,489	1,947
* Vignette Corp.	143,104	1,938
Cohu, Inc.	107,619	1,919
* Netlogic Microsystems Inc.	75,456	1,914
* SPSS, Inc.	75,954	1,894
Methode Electronics, Inc. Class A	198,358	1,886
^* eCollege.com Inc.	117,516	1,879
* Mattson Technology, Inc.	225,491	1,872
* Ciber, Inc.	281,151	1,864
* SupportSoft, Inc.	426,521	1,864
^* Universal Display Corp.	168,924	1,863
* Greenfield Online, Inc.	178,415	1,854
* ADE Corp.	57,536	1,842
* Stratex Networks, Inc.	412,977	1,834
* SYNNEX Corp.	79,586	1,831
* Gerber Scientific, Inc.	121,848	1,825
* Extreme Networks, Inc.	499,689	1,814
* Verint Systems Inc.	59,484	1,787
^* Smith Micro Software, Inc.	123,880	1,781
infoUSA Inc.	214,448	1,780
* Mercury Computer Systems, Inc.	149,449	1,771
* DealerTrack Holdings Inc.	80,031	1,769
* Actel Corp.	112,917	1,756
* eSPEED, Inc. Class A	190,343	1,751
Syntel, Inc.	76,969	1,743
* C-COR Inc.	203,011	1,742
* NetRatings, Inc.	122,278	1,740
* Asyst Technologies, Inc.	255,600	1,728
* Sonic Solutions, Inc.	112,300	1,711
^* Bankrate, Inc.	64,386	1,710
* Ansoft Corp.	68,236	1,700
^* VA Software Corp.	416,081	1,673
* CyberSource Corp.	140,836	1,666
* KVH Industries, Inc.	130,052	1,658
^* Echelon Corp.	200,263	1,646
^* MRV Communications Inc.	595,416	1,643
* TNS Inc.	108,724	1,637
* Symmetricom Inc.	202,452	1,634
^* NVE Corp.	54,401	1,631
* Microtune, Inc.	335,494	1,631
* Secure Computing Corp.	248,609	1,574
^* Transmeta Corp.	1,368,295	1,574
* Iomega Corp.	532,845	1,551
* Integrated Silicon Solution, Inc.	276,422	1,542
* MapInfo Corp.	119,494	1,533
* Excel Technology, Inc.	51,723	1,530
* Packeteer, Inc.	177,310	1,527
* Actuate Software Corp.	341,070	1,508
^* Marchex, Inc.	97,849	1,501
* Metrologic Instruments, Inc.	82,453	1,497
* Kanbay International Inc.	72,153	1,483
* AMIS Holdings Inc.	154,338	1,465
* Oplink Communications, Inc.	73,136	1,461
* IXYS Corp.	173,448	1,455
* Hypercom Corp.	214,608	1,455
* Ixia	162,364	1,447
* Intevac, Inc.	85,917	1,443
^* Sirenza Microdevices, Inc.	181,177	1,431
* Art Technology Group, Inc.	552,902	1,415
* Chordiant Software, Inc.	458,877	1,409
* Nu Horizons Electronics Corp.	110,071	1,402
TheStreet.com, Inc.	130,004	1,383
* Covansys Corp.	80,660	1,383
^* Comtech Group Inc.	92,100	1,379
* Lightbridge, Inc.	117,525	1,377
* Planar Systems, Inc.	121,106	1,375
^* Terremark Worldwide, Inc.	246,217	1,367
* OSI Systems Inc.	69,450	1,361
^* FARO Technologies, Inc.	70,873	1,354
Bel Fuse, Inc. Class B	42,020	1,348
* Entrust, Inc.	387,553	1,341
Integral Systems, Inc.	42,761	1,337
* Agile Software Corp.	202,169	1,320
^* FalconStor Software, Inc.	170,408	1,310
* Online Resources Corp.	106,867	1,309
* Digi International, Inc.	96,304	1,300
* MIPS Technologies, Inc.	192,518	1,299
* Credence Systems Corp.	455,464	1,298
* Ultratech, Inc.	96,398	1,284
* TranSwitch Corp.	907,002	1,279
Startek, Inc.	102,171	1,274
* SI International Inc.	39,824	1,274
* Kopin Corp.	374,136	1,253
* Blue Coat Systems, Inc.	68,654	1,236
^* Stratasys, Inc.	46,391	1,225
* Carrier Access Corp.	170,257	1,209
* PC-Tel, Inc.	114,946	1,207
* Neoware Systems, Inc.	88,345	1,201
* Ditech Networks Inc.	155,200	1,197
* SimpleTech, Inc.	130,559	1,189
^* Maxwell Technologies, Inc.	58,117	1,182
^* RightNow Technologies Inc.	75,636	1,181
* PortalPlayer Inc.	104,656	1,181
* Zygo Corp.	91,731	1,170
* Dynamics Research Corp.	117,456	1,169
* EFJ, Inc.	155,256	1,152
* The Knot, Inc.	51,996	1,151
^* Applied Digital Solutions, Inc.	707,991	1,147
^* ParkerVision, Inc.	156,156	1,135
Stellent Inc.	103,824	1,125
* Rimage Corp.	49,952	1,120
* Autobytel Inc.	381,913	1,119
* DTS Inc.	51,922	1,100
* Click Commerce, Inc.	48,338	1,093
* iPass Inc.	233,625	1,093
* PLX Technology, Inc.	105,053	1,089
Richardson Electronics, Ltd.	120,365	1,087
* Captaris Inc.	184,931	1,084
* Pericom Semiconductor Corp.	111,029	1,083
* Radiant Systems, Inc.	87,661	1,059
* Tumbleweed Communications Corp.	372,637	1,051
* EPIQ Systems, Inc.	71,150	1,047
^* RAE Systems, Inc.	342,473	1,045
* EMCORE Corp.	172,451	1,021
* Photon Dynamics, Inc.	75,625	1,004
* ANADIGICS, Inc.	139,634	1,000
* Measurement Specialties, Inc.	53,411	996
* ActivIdentity Corp.	206,497	971
* iGATE Corp.	194,652	962
* SeaChange International, Inc.	107,486	956
* InFocus Corp.	332,108	950
* NMS Communications Corp.	325,542	942
* PAR Technology Corp.	103,238	936
* Bottomline Technologies, Inc.	95,437	931
^* Multi-Fineline Electronix, Inc.	35,713	906
* Napster, Inc.	210,782	900
* Calamp Corp.	147,211	897
^ X-Rite Inc.	83,433	896
* EMS Technologies, Inc.	47,406	890
* InterVoice, Inc.	139,715	886
* VASCO Data Security International, Inc.	85,410	885
* SAVVIS, Inc.	30,963	882
^* Volterra Semiconductor Corp.	54,302	882
* DDi Corp.	113,653	880
* FSI International, Inc.	152,733	878
^* Mindspeed Technologies, Inc.	506,816	877
* Acacia Research - Acacia Technologies	76,850	872
* Cray, Inc.	77,424	861
^* Endwave Corp.	70,776	855
Keithley Instruments Inc.	67,002	854
* Carreker Corp.	138,315	849
* Perficient, Inc.	53,700	842
* Lasercard Corp.	64,292	838
* LivePerson, Inc.	155,175	833
* Avanex Corp.	469,543	812
* Keynote Systems Inc.	76,934	810
* Ness Technologies Inc.	58,777	785
^* Merix Corp.	81,534	784
^* SpatiaLight, Inc.	373,984	782
^* Infocrossing, Inc.	57,871	776
SpectraLink Corp.	93,856	771
* Color Kinetics Inc.	45,260	769
* OPNET Technologies, Inc.	58,497	767
^* Presstek, Inc.	142,223	767
* CyberOptics Corp.	57,666	761
* PDF Solutions, Inc.	69,187	758
* Glenayre Technologies, Inc.	344,391	758
* COMARCO, Inc.	84,591	753
^* Telkonet, Inc.	260,398	742
* Docucorp International, Inc.	95,106	742
* Synplicity, Inc.	114,680	734
* InterVideo Inc.	57,095	727
* NetScout Systems, Inc.	111,856	726
* WatchGuard Technologies, Inc.	170,318	724
* Quovadx, Inc.	274,441	716
* Semitool, Inc.	68,171	705
* Embarcadero Technologies, Inc.	84,895	698
* Dot Hill Systems Corp.	177,232	691
^ Renaissance Learning, Inc.	47,508	680
* Interactive Intelligence Inc.	58,466	676
* Virage Logic Corp.	73,597	670
* Computer Horizons Corp.	167,108	668
* Jupitermedia Corp.	77,170	668
* California Micro Devices Corp.	131,037	668
* Bell Microproducts Inc.	128,053	665
* NIC Inc.	127,348	656
* MoSys, Inc.	97,220	654
* Advanced Analogic Technologies, Inc.	118,558	651
* Tier Technologies, Inc.	95,396	639
* Moldflow Corp.	53,434	636
* LeCroy Corp.	45,294	624
* Immersion Corp.	85,366	610
* Corillian Corp.	219,971	603
^* Digital Angel Corp.	231,185	601
* Aware, Inc.	105,623	598
^* Mobility Electronics, Inc.	107,107	596
* Phoenix Technologies Ltd.	138,446	595
* Saba Software, Inc.	112,835	595
* Datalink Corp.	63,532	588
* PLATO Learning, Inc.	91,468	583
* Network Equipment Technologies, Inc.	140,044	577
* Globecomm Systems, Inc.	67,185	574
* White Electronic Designs Corp.	114,340	568
* Mobius Management Systems, Inc.	83,650	564
* TechTeam Global, Inc.	70,489	558
Frequency Electronics, Inc.	42,851	556
* QuickLogic Corp.	156,014	552
* SM&A Corp.	90,167	551
* SigmaTel Inc.	117,440	550
* Pixelworks, Inc.	185,693	548
* Ikanos Communications, Inc.	45,717	538
* Viewpoint Corp.	454,769	537
* Answerthink Consulting Group, Inc.	198,290	533
^* GlobeTel Communications Corp.	1,023,796	532
* Tollgrade Communications, Inc.	58,389	523
^* i2 Technologies, Inc.	27,864	522
* Edgewater Technology, Inc.	89,997	513
* Sumtotal Systems Inc.	68,856	513
* Digimarc Corp.	64,527	500
* Leadis Technology Inc.	124,017	492
^* Convera Corp.	91,553	484
* Ulticom, Inc.	46,284	482
^* Pemstar Inc.	131,502	480
* Westell Technologies, Inc.	228,861	478
* Concurrent Computer Corp.	269,226	477
Pegasystems Inc.	53,623	468
^* Avici Systems Inc.	53,815	466
^* American Technology Corp.	121,847	466
* Ceva, Inc.	81,181	459
^* Zhone Technologies, Inc.	424,764	454
* Radyne Comstream Inc.	36,870	451
* TransAct Technologies Inc.	50,112	446
^* Bookham, Inc.	137,689	443
* OpenTV Corp.	154,997	442
* Centillium Communications, Inc.	209,443	427
QAD Inc.	52,860	427
^* Therma-Wave Inc.	344,422	410
^* 8X8 Inc.	385,203	408
* WJ Communications, Inc.	188,674	408
* MetaSolv, Inc.	133,414	404
* PC Connection, Inc.	34,262	396
* Selectica, Inc.	159,990	389
* Monolithic Power Systems, Inc.	40,995	388
* OYO Geospace Corp.	6,800	386
* Catapult Communications Corp.	45,347	379
* Performance Technologies, Inc.	55,625	378
* Telular Corp.	171,576	372
^* Research Frontiers, Inc.	86,284	371
^* Telecommunication Systems, Inc.	134,752	362
* Ramtron International Corp.	108,792	359
^* On2 Technologies, Inc.	510,802	358
* Nanometrics Inc.	38,340	355
* Overland Storage, Inc.	54,176	349
* Network Engines, Inc.	163,595	345
* Miva Inc.	103,862	343
* Zomax Inc.	165,760	338
Printronix, Inc.	24,873	332
^* Mechanical Technology Inc.	181,181	332
* Web.com, Inc.	77,070	321
Cass Information Systems, Inc.	9,150	303
^* Access Intergrated Technologies Inc.	31,250	296
American Software, Inc. Class A	43,100	295
* Computer Task Group, Inc.	73,670	293
Bel Fuse, Inc. Class A	10,580	290
* Indus International, Inc.	112,998	284
* SRS Labs, Inc.	44,800	278
* Hifn, Inc.	58,872	277
* LookSmart, Ltd.	93,624	275
* AuthentiDate Holding Corp.	161,303	265
* Lantronix, Inc.	175,434	263
* Applied Innovation Inc.	80,447	253
* ePlus Inc.	25,621	250
* Interlink Electronics Inc.	93,789	249
* Analysts International Corp.	117,320	248
* Vitria Technology, Inc.	90,008	242
* I.D. Systems, Inc.	10,219	241
* Airspan Networks Inc.	86,442	233
* Ampex Corp. Class A	17,507	232
* GTSI Corp.	27,230	229
* SCM Microsystems, Inc.	64,051	215
* Kintera Inc.	120,855	208
* ESS Technology, Inc.	212,360	197
* Cherokee International Corp.	55,080	193
* Optical Communication Products, Inc.	96,931	191
^* Wave Sysytems Corp.Class A	114,969	191
* Intelli-Check Inc.	34,650	188
* Allen Organ Co. Escrow Shares	11,462	187
Wireless Telecom Group, Inc.	79,219	181
* Video Display Corp.	23,543	178
* Innovex, Inc.	84,366	175
* Rainmaker Systems, Inc.	29,328	168
* Catalyst Semiconductor, Inc.	47,846	162
* Micro Linear Corp.	55,004	157
* Globix Corp.	33,000	153
* Pervasive Software Inc.	37,348	143
* Loudeye Corp.	30,759	137
* Management Network Group Inc.	81,917	136
* Inforte Corp.	31,923	132
^* SAFLINK Corp.	342,553	127
* Atari, Inc.	218,142	127
* Callidus Software Inc.	25,022	122
* Sunrise Telecom Inc.	58,563	122
* Icad Inc.	60,078	120
^* WorldGate Communications, Inc.	76,901	113
* NYFIX, Inc.	20,000	108
^* Ibis Technology Corp.	29,868	107
^* Tut Systems, Inc.	111,117	106
* Intraware, Inc.	22,335	103
^* Pfsweb Inc.	142,337	100
* Cosine Communications, Inc.	37,283	99
^* The SCO Group, Inc.	48,329	98
* Travelzoo, Inc.	3,074	89
* Technology Solutions Co.	8,080	68
^* Zix Corp.	109,636	68
^* MTI Technology Corp.	68,919	65
* Analex Corp.	26,863	56
* BSQUARE Corp.	27,161	55
^* Verso Technologies, Inc.	56,378	51
* Evolving Systems, Inc.	49,275	49
^* Superconductor Technologies Inc.	30,270	44
* GSE Systems, Inc.	8,379	30
* Apogee Technology, Inc.	24,550	19
* FOCUS Enhancements, Inc.	9,110	13
* NeoMagic Corp.	1,236	3
* ISCO International, Inc.	10,333	3
* MRO Software Inc.	47	1
* Eagle Broadband, Inc.	1,439	1
* Media 100 Inc.	93,278	-

		11,951,534

Materials (3.1%)
E.I. du Pont de Nemours & Co.	4,741,194	203,113
Dow Chemical Co.	4,950,444	192,968
Monsanto Co.	2,787,748	131,052
Alcoa Inc.	4,482,647	125,693
Newmont Mining Corp. (Holding Co.)	2,309,360	98,725
Praxair, Inc.	1,662,916	98,378
Phelps Dodge Corp.	1,050,378	88,967
Nucor Corp.	1,605,972	79,480
Weyerhaeuser Co.	1,267,440	77,986
International Paper Co.	2,222,679	76,971
Air Products & Chemicals, Inc.	1,154,143	76,601
PPG Industries, Inc.	852,623	57,194
Freeport-McMoRan Copper & Gold, Inc. Class B	973,712	51,860
Ecolab, Inc.	976,978	41,834
Vulcan Materials Co.	520,084	40,697
Rohm & Haas Co.	751,435	35,580
United States Steel Corp.	560,441	32,326
Lyondell Chemical Co.	1,146,812	29,095
Allegheny Technologies Inc.	440,534	27,397
Sigma-Aldrich Corp.	344,890	26,098
MeadWestvaco Corp.	933,475	24,746
Temple-Inland Inc.	571,809	22,930
Eastman Chemical Co.	423,485	22,877
Sealed Air Corp.	421,372	22,805
Ashland, Inc.	329,823	21,036
Ball Corp.	516,551	20,894
* Pactiv Corp.	729,077	20,720
Martin Marietta Materials, Inc.	236,320	19,997
Bemis Co., Inc.	540,362	17,756
Sonoco Products Co.	485,374	16,328
Lubrizol Corp.	353,683	16,174
* Crown Holdings, Inc.	867,855	16,142
International Flavors & Fragrances, Inc.	401,714	15,884
* Smurfit-Stone Container Corp.	1,317,560	14,757
Carpenter Technology Corp.	124,748	13,412
Valspar Corp.	499,948	13,299
Airgas, Inc.	358,771	12,977
FMC Corp.	192,366	12,325
* Owens-Illinois, Inc.	792,028	12,213
* The Mosaic Co.	697,629	11,790
RPM International, Inc.	616,524	11,708
Cabot Corp.	314,011	11,681
Cytec Industries, Inc.	209,279	11,634
Steel Dynamics, Inc.	226,278	11,416
Albemarle Corp.	208,584	11,332
Scotts Miracle-Gro Co.	244,142	10,862
Chemtura Corp.	1,244,332	10,788
* Titanium Metals Corp.	420,210	10,623
Commercial Metals Co.	515,860	10,487
Louisiana-Pacific Corp.	551,930	10,360
Celanese Corp. Series A	575,819	10,307
* Nalco Holding Co.	555,953	10,296
Reliance Steel & Aluminum Co.	315,924	10,154
Packaging Corp. of America	431,090	10,001
Florida Rock Industries, Inc.	256,661	9,935
* Huntsman Corp.	514,822	9,370
AptarGroup Inc.	182,523	9,287
* Oregon Steel Mills, Inc.	184,292	9,006
^ Cleveland-Cliffs Inc.	232,248	8,851
* Hercules, Inc.	560,888	8,845
Eagle Materials, Inc.	262,023	8,825
* Chaparral Steel Co.	239,366	8,153
* Aleris International Inc.	154,315	7,799
H.B. Fuller Co.	306,594	7,187
* AK Steel Corp.	570,981	6,932
* Coeur d'Alene Mines Corp.	1,444,675	6,804
* OM Group, Inc.	152,169	6,686
Texas Industries, Inc.	120,958	6,297
Worthington Industries, Inc.	366,949	6,260
Quanex Corp.	198,759	6,032
Bowater Inc.	291,852	6,003
Olin Corp.	375,143	5,762
Minerals Technologies, Inc.	103,750	5,540
* RTI International Metals, Inc.	116,570	5,080
Georgia Gulf Corp.	184,388	5,056
^* W.R. Grace & Co.	378,547	5,020
Spartech Corp.	186,866	5,002
* Headwaters Inc.	211,064	4,928
^* Apex Silver Mines Ltd.	276,900	4,613
MacDermid, Inc.	139,297	4,544
Greif Inc. Class A	55,347	4,434
NewMarket Corp.	70,776	4,116
* PolyOne Corp.	491,929	4,098
Sensient Technologies Corp.	206,004	4,031
Compass Minerals International	140,516	3,978
Silgan Holdings, Inc.	105,837	3,975
* Hecla Mining Co.	680,561	3,906
* Century Aluminum Co.	115,870	3,899
^* Terra Industries, Inc.	502,801	3,877
^ Royal Gold, Inc.	136,885	3,714
Ferro Corp.	202,967	3,609
CF Industries Holdings, Inc.	199,793	3,410
* Brush Engineered Materials Inc.	134,716	3,350
* Symyx Technologies, Inc.	156,204	3,310
Arch Chemicals, Inc.	116,293	3,309
Glatfelter	240,989	3,265
^* Zoltek Cos., Inc.	122,532	3,131
Neenah Paper Inc.	90,778	3,107
Schnitzer Steel Industries, Inc. Class A	97,623	3,079
Wausau Paper Corp.	223,751	3,021
AMCOL International Corp.	118,229	2,945
Rock-Tenn Co.	134,953	2,672
Gibraltar Industries Inc.	119,237	2,645
Metal Management, Inc.	94,148	2,621
A. Schulman Inc.	104,672	2,461
Westlake Chemical Corp.	75,759	2,425
Ryerson Tull, Inc.	109,059	2,387
* Stillwater Mining Co.	266,726	2,240
Deltic Timber Corp.	44,478	2,120
Myers Industries, Inc.	116,688	1,984
Tronox Inc. Class B	152,929	1,953
* Rockwood Holdings, Inc.	97,583	1,950
Chesapeake Corp. of Virginia	127,380	1,823
* Wheeling-Pittsburgh Corp.	104,880	1,794
* Graphic Packaging Corp.	489,445	1,791
^* Altair Nanotechnology	393,659	1,504
* AEP Industries, Inc.	30,993	1,300
* Omnova Solutions Inc.	310,800	1,299
A.M. Castle & Co.	48,100	1,291
Schweitzer-Mauduit International, Inc.	64,302	1,220
* Buckeye Technology, Inc.	141,946	1,207
* Landec Corp.	99,001	1,069
NN, Inc.	90,247	1,068
* U.S. Concrete, Inc.	161,962	1,054
Olympic Steel, Inc.	42,026	1,045
Innospec, Inc.	34,775	1,033
Quaker Chemical Corp.	52,675	1,025
* Pioneer Cos., Inc.	40,578	995
* Caraustar Industries, Inc.	123,736	986
Steel Technologies, Inc.	49,308	968
^ American Vanguard Corp.	68,532	959
Penford Corp.	60,201	911
* Northwest Pipe Co.	28,197	846
* Maxxam Inc.	29,944	821
Stepan Co.	27,953	817
Balchem Corp.	37,800	748
^* Calgon Carbon Corp.	168,644	745
NL Industries, Inc.	73,264	728
Hawkins, Inc.	49,958	710
Summa Industries	47,059	696
* Material Sciences Corp.	64,628	644
Great Northern Iron Ore	6,000	620
^* Mercer International Inc.	64,767	611
* Constar International Inc.	101,691	607
Wellman, Inc.	147,876	590
* Webco Industries, Inc.	7,450	511
Tronox Inc.	38,187	487
* Pope & Talbot, Inc.	75,809	436
* Lesco, Inc.	52,447	425
^* Nonophase Technologies Corp.	68,629	414
* American Pacific Corp.	25,914	198
* Atlantis Plastics, Inc. Class A	18,088	122
* Peak International Ltd.	36,400	110
* Continental Materials Corp.	3,200	84
Rock of Ages Corp.	17,600	80
* Eden Bioscience Corp.	68,045	42
* Canyon Resources Corp.	7,000	5
* General Chemical Group Inc.	17,001	-

		2,408,004

Telecommunication Services (3.2%)
AT&T Inc.	20,001,235	651,240
Verizon Communications Inc.	15,007,415	557,225
BellSouth Corp.	9,305,285	397,801
Sprint Nextel Corp.	14,664,846	251,502
Alltel Corp.	1,905,013	105,728
* American Tower Corp. Class A	2,159,716	78,830
* Qwest Communications International Inc.	8,267,833	72,096
* NII Holdings Inc.	708,960	44,069
* Crown Castle International Corp.	1,109,088	39,084
Embarq Corp.	726,258	35,129
Windstream Corp.	2,439,858	32,182
^* Level 3 Communications, Inc.	5,133,119	27,462
Citizens Communications Co.	1,685,707	23,667
CenturyTel, Inc.	565,892	22,449
Telephone & Data Systems, Inc.	292,227	12,303
* Time Warner Telecom Inc.	614,762	11,687
* Leap Wireless International, Inc.	237,785	11,530
* SBA Communications Corp.	457,726	11,136
Telephone & Data Systems, Inc. - Special Common Shares	237,920	9,719
* NeuStar, Inc. Class A	333,966	9,268
* Cincinnati Bell Inc.	1,288,198	6,209
* Dobson Communications Corp.	836,491	5,872
Commonwealth Telephone Enterprises, Inc.	134,168	5,532
* U.S. Cellular Corp.	76,724	4,580
^* Broadwing Corp.	336,557	4,247
* IDT Corp. Class B	268,317	3,869
* Premiere Global Services, Inc.	439,688	3,816
* General Communication, Inc.	243,240	3,014
USA Mobility, Inc.	123,360	2,818
* Cogent Communications Group, Inc.	233,448	2,706
CT Communications, Inc.	122,230	2,655
^* Fibertower Corp.	252,293	2,384
Alaska Communications Systems Holdings, Inc.	159,989	2,123
* Cbeyond Inc.	75,731	2,079
* Covad Communications Group, Inc.	1,346,747	2,007
* Talk America Holdings, Inc.	204,927	1,947
Iowa Telecommunications Services Inc.	97,733	1,934
North Pittsburgh Systems, Inc.	65,490	1,648
^* Global Crossing Ltd.	78,700	1,613
FairPoint Communications, Inc.	91,278	1,588
* @ Road, Inc.	225,735	1,318
SureWest Communications	65,676	1,279
Shenandoah Telecommunications Co.	29,287	1,273
Consolidated Communications Holdings, Inc.	64,124	1,200
* Syniverse Holdings Inc.	69,248	1,039
* IDT Corp.	64,834	917
Warwick Valley Telephone Co.	44,964	904
* LCC International, Inc. Class A	232,417	848
Centennial Communications Corp. Class A	149,613	797
Hector Communications Corp.	17,769	641
* Arbinet Holdings, Inc.	119,270	623
D&E Communications, Inc.	48,461	611
* Suncom Wireless Holdings, Inc. Class A	612,416	588
^* US LEC Corp. Class A	79,007	544
Atlantic Tele-Network, Inc.	25,330	468
* Wireless Facilities, Inc.	200,969	430
Hickory Tech Corp.	61,428	430
* Rural Cellular Corp. Class A	40,750	392
^* InPhonic, Inc.	35,787	283
* Boston Communications Group, Inc.	72,933	148
^* Primus Telecommunications Group, Inc.	220,570	108
* Covista Communications, Inc.	71,737	76
^* Metro One Telecommunications, Inc.	27,606	72
* Pac-West Telecom, Inc.	81,319	20
* ITC^DeltaCom, Inc.	888	1
* Trinsic Inc.	4,344	1

		2,481,759

Utilities (3.6%)
Exelon Corp.	3,439,408	208,222
Duke Energy Corp.	6,381,571	192,723
TXU Corp.	2,234,296	139,688
Dominion Resources, Inc.	1,789,445	136,875
Southern Co.	3,822,501	131,723
FirstEnergy Corp.	1,697,505	94,823
FPL Group, Inc.	1,979,176	89,063
Entergy Corp.	1,072,203	83,878
Public Service Enterprise Group, Inc.	1,296,683	79,344
PG&E Corp.	1,819,225	75,771
American Electric Power Co., Inc.	2,031,799	73,897
* AES Corp.	3,387,202	69,065
Edison International	1,592,349	66,305
PPL Corp.	1,963,337	64,594
Consolidated Edison Inc.	1,320,264	60,996
Sempra Energy	1,201,637	60,382
Progress Energy, Inc.	1,237,835	56,173
Ameren Corp.	1,057,400	55,820
Constellation Energy Group, Inc.	921,665	54,563
Xcel Energy, Inc.	2,095,474	43,272
DTE Energy Co.	917,954	38,104
KeySpan Corp.	904,671	37,218
* Mirant Corp.	1,329,035	36,296
Questar Corp.	441,104	36,069
* Allegheny Energy, Inc.	844,829	33,937
NiSource, Inc.	1,404,744	30,539
* NRG Energy, Inc.	672,748	30,475
Wisconsin Energy Corp.	603,958	26,055
Pepco Holdings, Inc.	982,460	23,746
Pinnacle West Capital Corp.	510,677	23,006
SCANA Corp.	566,476	22,812
ONEOK, Inc.	576,374	21,781
Alliant Energy Corp.	606,542	21,672
CenterPoint Energy Inc.	1,455,361	20,841
Equitable Resources, Inc.	591,397	20,687
* Reliant Energy, Inc.	1,590,486	19,579
MDU Resources Group, Inc.	833,529	18,621
Northeast Utilities	794,563	18,489
NSTAR	550,318	18,359
Energy East Corp.	762,784	18,093
DPL Inc.	632,848	17,163
OGE Energy Corp.	467,016	16,864
TECO Energy, Inc.	1,077,174	16,858
* CMS Energy Corp.	1,139,082	16,448
* Sierra Pacific Resources	1,137,468	16,311
Energen Corp.	362,861	15,193
National Fuel Gas Co.	414,643	15,072
Aqua America, Inc.	678,845	14,894
AGL Resources Inc.	404,467	14,763
Puget Energy, Inc.	599,851	13,635
UGI Corp. Holding Co.	546,339	13,358
Southern Union Co.	490,707	12,960
Great Plains Energy, Inc.	411,339	12,760
Atmos Energy Corp.	418,981	11,962
Hawaiian Electric Industries Inc.	420,852	11,388
* Dynegy, Inc.	2,049,476	11,354
Westar Energy, Inc.	450,449	10,590
Vectren Corp.	393,089	10,554
WPS Resources Corp.	209,387	10,392
^ Piedmont Natural Gas, Inc.	396,465	10,035
Nicor Inc.	230,170	9,842
PNM Resources Inc.	337,069	9,293
* Aquila, Inc.	1,968,983	8,526
IDACORP, Inc.	220,135	8,323
Duquesne Light Holdings, Inc.	412,554	8,111
Peoples Energy Corp.	197,956	8,047
WGL Holdings Inc.	253,144	7,934
Cleco Corp.	298,993	7,547
New Jersey Resources Corp.	145,983	7,197
Southwest Gas Corp.	210,181	7,003
NorthWestern Corp.	188,621	6,598
Avista Corp.	259,685	6,149
UniSource Energy Corp.	183,151	6,104
Black Hills Corp.	178,065	5,985
ALLETE, Inc.	135,768	5,899
* El Paso Electric Co.	257,360	5,749
Northwest Natural Gas Co.	131,314	5,158
UIL Holdings Corp.	123,826	4,643
South Jersey Industries, Inc.	143,527	4,293
American States Water Co.	107,862	4,126
California Water Service Group	98,625	3,642
The Laclede Group, Inc.	111,459	3,576
CH Energy Group, Inc.	67,293	3,464
Otter Tail Corp.	112,567	3,291
MGE Energy, Inc.	86,483	2,800
Empire District Electric Co.	121,155	2,711
SJW Corp.	73,840	2,209
Central Vermont Public Service Corp.	75,563	1,671
EnergySouth, Inc.	48,346	1,632
ITC Holdings Corp.	48,173	1,503
Cascade Natural Gas Corp.	57,294	1,495
Ormat Technologies Inc.	41,846	1,369
^ Southwest Water Co.	106,253	1,299
Connecticut Water Services, Inc.	56,133	1,239
Middlesex Water Co.	55,111	1,060
The York Water Co.	47,887	911
Chesapeake Utilities Corp.	25,244	759
Green Mountain Power Corp.	21,763	726
* SEMCO Energy, Inc.	90,550	511
* Cadiz Inc.	19,168	378
* Maine & Maritimes Corp.	14,254	239
Unitil Corp.	1,700	41

		2,799,163

Total Common Stocks
(Cost $63,040,443)		77,415,922

Temporary Cash Investments (1.5%)

Money Market Fund (1.5%)

1 Vanguard Market Liquidity Fund, 5.306%	1,140,468,641	1,140,469

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.150%, 12/26/06	25,000	24,700

Total Temporary Cash Investments
(Cost $1,165,169)		1,165,169

Total Investments (101.0%)
(Cost $64,205,612)		78,581,091

Other Assets and Liabilities—Net (-1.0%)		(782,011)

Net Assets (100%)		77,799,080

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $24,700,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $64,205,612,000. Net unrealized appreciation of investment securities for tax purposes was $14,375,479,000, consisting of unrealized gains of $17,763,088,000 on securities that had risen in value since their purchase and $3,387,609,000 in unrealized losses on securities that had fallen in value since their purchase.

investment positions represent 100.0% and 1.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,074	361,240	6,914
S&P MidCap 400 Index	79	30,044	532
Russell 2000 Index	24	8,785	234
E-mini S&P 500 Index	75	5,045	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Value Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (6.9%)
Time Warner, Inc.	5,723,042	104,331
McDonald's Corp.	1,702,172	66,589
Federated Department Stores, Inc.	751,997	32,494
Carnival Corp.	610,727	28,722
CBS Corp.	919,203	25,894
General Motors Corp.	617,970	20,554
Ford Motor Co.	2,465,842	19,949
* Sears Holdings Corp.	119,397	18,875
Gannett Co., Inc.	324,861	18,462
The Gap, Inc.	796,866	15,101
Nordstrom, Inc.	290,385	12,283
Newell Rubbermaid, Inc.	378,066	10,707
Wendy's International, Inc.	159,218	10,668
Mattel, Inc.	532,790	10,496
Genuine Parts Co.	236,081	10,182
Pulte Homes, Inc.	298,210	9,501
H & R Block, Inc.	426,361	9,269
D. R. Horton, Inc.	384,069	9,198
Whirlpool Corp.	106,507	8,958
Sherwin-Williams Co.	157,595	8,791
Eastman Kodak Co.	392,218	8,786
VF Corp.	119,974	8,752
Centex Corp.	165,616	8,715
Limited Brands, Inc.	316,496	8,384
Lennar Corp. Class A	174,192	7,882
* Wyndham Worldwide Corp.	275,169	7,696
Tribune Co.	228,615	7,480
Royal Caribbean Cruises, Ltd.	173,631	6,739
Clear Channel Communications, Inc.	228,400	6,589
Leggett & Platt, Inc.	249,165	6,237
NTL Inc.	244,416	6,215
Starwood Hotels & Resorts Worldwide, Inc.	103,681	5,930
Liz Claiborne, Inc.	142,664	5,637
Washington Post Co. Class B	7,540	5,557
*^ Mohawk Industries, Inc.	73,981	5,508
Foot Locker, Inc.	212,152	5,357
* Expedia, Inc.	331,636	5,200
Hasbro, Inc.	219,067	4,984
The Stanley Works	99,911	4,981
Jones Apparel Group, Inc.	153,507	4,980
ServiceMaster Co.	398,240	4,464
BorgWarner, Inc.	77,994	4,459
* AutoNation, Inc.	206,094	4,307
New York Times Co. Class A	186,999	4,297
* Dollar Tree Stores, Inc.	136,846	4,237
American Eagle Outfitters, Inc.	91,935	4,030
Brunswick Corp.	129,080	4,026
Circuit City Stores, Inc.	155,166	3,896
The McClatchy Co. Class A	75,643	3,191
KB Home	70,549	3,090
OSI Restaurant Partners, Inc.	92,375	2,929
E.W. Scripps Co. Class A	60,993	2,923
* R.H. Donnelley Corp.	46,583	2,464
Tiffany & Co.	67,459	2,240
* Toll Brothers, Inc.	79,066	2,220
* Interpublic Group of Cos., Inc.	208,010	2,059
Dow Jones & Co., Inc.	47,908	1,607
Regal Entertainment Group Class A	36,231	718

		639,790

Consumer Staples (7.2%)
Altria Group, Inc.	2,852,414	218,352
The Coca-Cola Co.	2,896,278	129,406
Kimberly-Clark Corp.	627,974	41,044
Archer-Daniels-Midland Co.	804,537	30,476
General Mills, Inc.	461,824	26,139
H.J. Heinz Co.	457,629	19,188
Safeway, Inc.	614,777	18,658
Anheuser-Busch Cos., Inc.	369,467	17,553
ConAgra Foods, Inc.	709,381	17,366
Sara Lee Corp.	1,038,379	16,687
Reynolds American Inc.	242,149	15,006
The Kroger Co.	610,136	14,119
UST, Inc.	220,461	12,088
^ Kraft Foods Inc.	295,591	10,541
Bunge Ltd.	162,986	9,445
SuperValu Inc.	279,466	8,286
* Constellation Brands, Inc. Class A	273,151	7,861
Coca-Cola Enterprises, Inc.	356,956	7,435
The Pepsi Bottling Group, Inc.	192,861	6,847
Molson Coors Brewing Co. Class B	96,163	6,626
Kellogg Co.	122,407	6,062
Tyson Foods, Inc.	331,734	5,268
* Dean Foods Co.	120,774	5,075
Campbell Soup Co.	107,474	3,923
Hormel Foods Corp.	103,452	3,722
* Smithfield Foods, Inc.	136,328	3,684
J.M. Smucker Co.	75,543	3,622
McCormick & Co., Inc.	56,671	2,152
PepsiAmericas, Inc.	88,907	1,897

		668,528

Energy (13.0%)
ExxonMobil Corp.	8,265,094	554,588
Chevron Corp.	3,027,889	196,389
ConocoPhillips Co.	2,142,044	127,516
Valero Energy Corp.	840,703	43,271
Marathon Oil Corp.	495,087	38,072
Devon Energy Corp.	570,913	36,053
Apache Corp.	451,200	28,516
Occidental Petroleum Corp.	584,973	28,143
Anadarko Petroleum Corp.	606,872	26,599
Chesapeake Energy Corp.	545,383	15,805
Kinder Morgan, Inc.	145,956	15,303
Hess Corp.	345,095	14,294
El Paso Corp.	950,047	12,959
Sunoco, Inc.	181,314	11,276
Noble Energy, Inc.	242,265	11,045
Murphy Oil Corp.	229,248	10,901
Pioneer Natural Resources Co.	176,493	6,904
Williams Cos., Inc.	284,307	6,786
* Newfield Exploration Co.	175,654	6,770
Tesoro Petroleum Corp.	93,605	5,427
Cimarex Energy Co.	113,251	3,985
Pogo Producing Co.	79,316	3,248

		1,203,850

Financials (35.0%)
Citigroup, Inc.	6,790,972	337,308
Bank of America Corp.	6,233,986	333,955
JPMorgan Chase & Co.	4,746,419	222,892
Wells Fargo & Co.	4,360,429	157,760
Wachovia Corp.	2,612,948	145,802
Morgan Stanley	1,316,782	96,007
Merrill Lynch & Co., Inc.	1,195,582	93,518
U.S. Bancorp	2,431,382	80,771
Fannie Mae	1,325,302	74,098
American International Group, Inc.	1,055,526	69,939
Freddie Mac	945,251	62,698
MetLife, Inc.	1,036,258	58,735
Washington Mutual, Inc.	1,304,234	56,695
The Allstate Corp.	824,524	51,722
Lehman Brothers Holdings, Inc.	626,495	46,273
The St. Paul Travelers, Cos. Inc.	951,081	44,596
The Bank of New York Co., Inc.	1,040,818	36,699
SunTrust Banks, Inc.	471,830	36,463
The Hartford Financial Services Group Inc.	413,996	35,914
BB&T Corp.	751,905	32,918
National City Corp.	832,612	30,474
The Chubb Corp.	566,750	29,448
PNC Financial Services Group	404,295	29,287
Countrywide Financial Corp.	829,945	29,081
Prudential Financial, Inc.	335,968	25,618
Fifth Third Bancorp	646,115	24,604
ACE Ltd.	444,213	24,312
Lincoln National Corp.	384,095	23,845
Regions Financial Corp.	623,080	22,923
Bear Stearns Co., Inc.	156,483	21,923
Genworth Financial Inc.	622,814	21,805
Capital One Financial Corp.	270,884	21,308
KeyCorp	552,149	20,672
The Principal Financial Group, Inc.	378,305	20,534
Loews Corp.	533,033	20,202
Equity Residential REIT	397,821	20,122
Marsh & McLennan Cos., Inc.	712,846	20,067
Equity Office Properties Trust REIT	499,996	19,880
ProLogis REIT	334,640	19,095
Vornado Realty Trust REIT	174,007	18,967
North Fork Bancorp, Inc.	635,227	18,193
Simon Property Group, Inc. REIT	196,080	17,769
XL Capital Ltd. Class A	246,288	16,920
Archstone-Smith Trust REIT	291,931	15,893
Host Marriott Corp. REIT	672,159	15,413
Boston Properties, Inc. REIT	148,048	15,299
Marshall & Ilsley Corp.	311,204	14,994
Public Storage, Inc. REIT	171,891	14,781
Mellon Financial Corp.	366,957	14,348
Ameriprise Financial, Inc.	300,356	14,087
AmSouth Bancorp	473,668	13,755
Aon Corp.	391,682	13,266
CIT Group Inc.	272,252	13,240
* Berkshire Hathaway Inc. Class B	4,037	12,813
Kimco Realty Corp. REIT	295,577	12,671
Comerica, Inc.	221,854	12,628
Avalonbay Communities, Inc. REIT	101,468	12,217
Ambac Financial Group, Inc.	144,324	11,943
MBIA, Inc.	184,282	11,322
Sovereign Bancorp, Inc.	513,846	11,053
Zions Bancorp	137,860	11,003
M & T Bank Corp.	91,001	10,916
Cincinnati Financial Corp.	225,024	10,815
Synovus Financial Corp.	352,913	10,365
Hudson City Bancorp, Inc.	752,882	9,976
Safeco Corp.	163,065	9,609
Compass Bancshares Inc.	167,404	9,539
Fidelity National Financial, Inc.	226,852	9,448
General Growth Properties Inc. REIT	192,561	9,176
Torchmark Corp.	137,206	8,659
Plum Creek Timber Co. Inc. REIT	250,642	8,532
Developers Diversified Realty Corp. REIT	149,951	8,361
Assurant, Inc.	149,812	8,001
UnumProvident Corp.	409,299	7,936
Huntington Bancshares Inc.	318,504	7,622
The Macerich Co. REIT	98,068	7,488
^ American Capital Strategies, Ltd.	186,467	7,360
Apartment Investment & Management Co. Class A REIT	132,752	7,223
MGIC Investment Corp.	119,555	7,170
Popular, Inc.	361,996	7,037
Duke Realty Corp. REIT	184,164	6,879
Radian Group, Inc.	112,640	6,758
AMB Property Corp. REIT	120,228	6,626
Old Republic International Corp.	298,399	6,610
SL Green Realty Corp. REIT	59,008	6,591
iStar Financial Inc. REIT	154,834	6,457
Regency Centers Corp. REIT	93,830	6,452
Mercantile Bankshares Corp.	171,294	6,213
First Horizon National Corp.	160,017	6,082
^ Allied Capital Corp.	197,454	5,965
New York Community Bancorp, Inc.	363,548	5,955
^ Liberty Property Trust REIT	121,669	5,815
Leucadia National Corp.	221,557	5,798
^ Health Care Properties Investors REIT	186,702	5,797
T. Rowe Price Group Inc.	120,433	5,763
Janus Capital Group Inc.	289,773	5,714
Everest Re Group, Ltd.	57,540	5,612
A.G. Edwards & Sons, Inc.	104,889	5,588
United Dominion Realty Trust REIT	183,305	5,536
The PMI Group Inc.	122,351	5,360
Associated Banc-Corp	163,077	5,300
PartnerRe Ltd.	77,531	5,239
RenaissanceRe Holdings Ltd.	93,291	5,187
Northern Trust Corp.	88,685	5,182
White Mountains Insurance Group Inc.	10,300	5,119
UnionBanCal Corp.	78,766	4,797
Hospitality Properties Trust REIT	101,294	4,781
First American Corp.	112,580	4,767
Weingarten Realty Investors REIT	110,294	4,745
Colonial BancGroup, Inc.	190,716	4,673
TD Banknorth, Inc.	155,960	4,504
* AmeriCredit Corp.	178,448	4,459
TCF Financial Corp.	162,646	4,276
Protective Life Corp.	90,464	4,139
Trizec Properties, Inc. REIT	140,120	4,051
CapitalSource Inc. REIT	152,807	3,945
Commerce Bancshares, Inc.	77,392	3,914
Astoria Financial Corp.	125,974	3,882
Valley National Bancorp	151,370	3,871
New Plan Excel Realty Trust REIT	142,606	3,857
City National Corp.	57,356	3,846
Fulton Financial Corp.	237,153	3,840
Arthur J. Gallagher & Co.	131,976	3,520
Nationwide Financial Services, Inc.	73,078	3,515
Axis Capital Holdings Ltd.	101,163	3,509
People's Bank	76,936	3,047
Unitrin, Inc.	65,854	2,909
Mercury General Corp.	52,565	2,608
* Arch Capital Group Ltd.	39,511	2,508
* Realogy Corp.	106,195	2,409
Federated Investors, Inc.	58,364	1,973
Erie Indemnity Co. Class A	36,978	1,937
BOK Financial Corp.	32,170	1,692
Forest City Enterprise Class A	30,975	1,682
Transatlantic Holdings, Inc.	23,210	1,402
Student Loan Corp.	5,397	1,037
^ Fidelity National Title Group, Inc. Class A	40,663	852

		3,252,316

Health Care (8.8%)
Pfizer Inc.	10,009,611	283,873
Merck & Co., Inc.	2,981,429	124,922
Abbott Laboratories	2,084,826	101,239
Eli Lilly & Co.	1,389,225	79,186
Bristol-Myers Squibb Co.	2,672,716	66,604
Wyeth	1,195,059	60,757
Baxter International, Inc.	313,334	14,244
* Fisher Scientific International Inc.	169,846	13,289
AmerisourceBergen Corp.	286,644	12,956
* Thermo Electron Corp.	223,426	8,787
Health Management Associates Class A	328,875	6,873
CIGNA Corp.	57,126	6,645
* King Pharmaceuticals, Inc.	331,480	5,645
* Triad Hospitals, Inc.	119,487	5,261
Beckman Coulter, Inc.	86,398	4,973
Hillenbrand Industries, Inc.	75,261	4,288
* Charles River Laboratories, Inc.	98,342	4,269
Bausch & Lomb, Inc.	73,158	3,667
* Watson Pharmaceuticals, Inc.	132,302	3,462
Applera Corp.-Applied Biosystems Group	88,711	2,937
* Hospira, Inc.	71,105	2,721
* Tenet Healthcare Corp.	225,657	1,837

		818,435

Industrials (10.6%)
General Electric Co.	14,204,801	501,429
Tyco International Ltd.	2,782,093	77,871
Honeywell International Inc.	1,074,389	43,943
General Dynamics Corp.	468,719	33,593
Northrop Grumman Corp.	446,089	30,365
Raytheon Co.	609,462	29,260
CSX Corp.	605,202	19,869
Ingersoll-Rand Co.	449,373	17,067
Emerson Electric Co.	196,222	16,455
Waste Management, Inc.	372,238	13,654
Pitney Bowes, Inc.	303,124	13,450
Eaton Corp.	194,898	13,419
Dover Corp.	278,443	13,209
Parker Hannifin Corp.	164,558	12,791
Norfolk Southern Corp.	283,189	12,474
PACCAR, Inc.	210,941	12,028
Cooper Industries, Inc. Class A	126,383	10,770
R.R. Donnelley & Sons Co.	295,337	9,734
Masco Corp.	352,958	9,678
Avery Dennison Corp.	127,386	7,665
Cummins Inc.	63,361	7,555
Manpower Inc.	119,794	7,340
W.W. Grainger, Inc.	104,331	6,992
Goodrich Corp.	161,087	6,527
Southwest Airlines Co.	384,401	6,404
* Terex Corp.	137,506	6,218
Aramark Corp. Class B	166,158	5,460
Textron, Inc.	56,060	4,905
SPX Corp.	81,567	4,359
Precision Castparts Corp.	64,614	4,081
* Allied Waste Industries, Inc.	349,500	3,939
Republic Services, Inc. Class A	93,505	3,760
Pentair, Inc.	131,687	3,449
Hubbell Inc. Class B	71,051	3,403
* USG Corp.	59,947	2,820
Pall Corp.	85,106	2,622
American Power Conversion Corp.	119,051	2,614
Avis Budget Group, Inc.	84,110	1,538
* Raytheon Co. Warrants Exp. 6/16/11	9,836	140

		982,850

Information Technology (3.6%)
International Business Machines Corp.	1,058,897	86,766
Hewlett-Packard Co.	1,905,277	69,905
* Xerox Corp.	1,253,925	19,511
Seagate Technology	725,025	16,741
* Computer Sciences Corp.	256,488	12,599
Electronic Data Systems Corp.	460,642	11,295
* Symantec Corp.	499,103	10,621
* Sun Microsystems, Inc.	1,674,674	8,323
* Lexmark International, Inc.	143,961	8,301
* Cadence Design Systems, Inc.	386,658	6,558
* Flextronics International Ltd.	514,065	6,498
* Tellabs, Inc.	581,406	6,372
* Novellus Systems, Inc.	173,720	4,805
Intersil Corp.	193,871	4,760
* Arrow Electronics, Inc.	166,590	4,570
* LSI Logic Corp.	541,986	4,455
Sabre Holdings Corp.	181,857	4,254
* Avaya Inc.	368,992	4,221
* Compuware Corp.	524,513	4,086
* Solectron Corp.	1,252,439	4,083
Diebold, Inc.	92,282	4,017
* BMC Software, Inc.	145,108	3,950
* Comverse Technology, Inc.	179,044	3,839
* Ingram Micro, Inc. Class A	190,800	3,656
Molex, Inc. Class A	110,318	3,631
* NCR Corp.	87,273	3,446
* Sanmina-SCI Corp.	730,500	2,732
* VeriSign, Inc.	117,552	2,375
* Ceridian Corp.	101,076	2,260
Tektronix, Inc.	74,123	2,144
Symbol Technologies, Inc.	121,115	1,800
AVX Corp.	82,658	1,462
* Hewitt Associates, Inc.	56,033	1,359
* International Rectifier Corp.	34,430	1,200
* Novell, Inc.	186,431	1,141

		337,736

Materials (3.2%)
E.I. du Pont de Nemours & Co.	1,258,459	53,912
Dow Chemical Co.	1,313,730	51,209
Alcoa Inc.	1,188,541	33,327
Weyerhaeuser Co.	336,283	20,691
International Paper Co.	589,994	20,431
PPG Industries, Inc.	226,231	15,176
Air Products & Chemicals, Inc.	198,976	13,206
Vulcan Materials Co.	137,598	10,767
Rohm & Haas Co.	198,850	9,416
Praxair, Inc.	154,630	9,148
United States Steel Corp.	148,998	8,594
Lyondell Chemical Co.	304,464	7,724
MeadWestvaco Corp.	247,224	6,554
Temple-Inland Inc.	150,808	6,047
Eastman Chemical Co.	111,873	6,043
Ashland, Inc.	87,286	5,567
Bemis Co., Inc.	143,361	4,711
Sonoco Products Co.	128,833	4,334
International Flavors & Fragrances, Inc.	105,255	4,162
* Owens-Illinois, Inc.	209,563	3,231
Chemtura Corp.	329,329	2,855
* Smurfit-Stone Container Corp.	121,758	1,364
* Huntsman Corp.	68,508	1,247
* The Mosaic Co.	63,741	1,077

		300,793

Telecommunication Services (5.3%)
AT&T Inc.	5,311,103	172,930
Verizon Communications Inc.	3,985,103	147,967
BellSouth Corp.	2,470,882	105,630
Alltel Corp.	504,913	28,023
Embarq Corp.	191,864	9,280
Windstream Corp.	646,837	8,532
Citizens Communications Co.	444,116	6,235
CenturyTel, Inc.	150,067	5,953
Telephone & Data Systems, Inc.	45,427	1,912
Telephone & Data Systems, Inc. - Special Common Shares	46,025	1,880

		488,342

Utilities (6.3%)
Exelon Corp.	912,885	55,266
Duke Energy Corp.	1,693,695	51,150
TXU Corp.	592,651	37,053
Dominion Resources, Inc.	474,619	36,304
Southern Co.	1,013,628	34,930
FirstEnergy Corp.	450,510	25,165
FPL Group, Inc.	524,610	23,607
Entergy Corp.	283,965	22,215
Public Service Enterprise Group, Inc.	343,507	21,019
PG&E Corp.	482,460	20,094
American Electric Power Co., Inc.	538,092	19,570
Edison International	422,739	17,603
PPL Corp.	519,701	17,098
Consolidated Edison Inc.	350,031	16,171
Sempra Energy	318,480	16,004
Progress Energy, Inc.	328,526	14,909
Ameren Corp.	280,435	14,804
Constellation Energy Group, Inc.	244,390	14,468
Xcel Energy, Inc.	553,834	11,437
DTE Energy Co.	242,681	10,074
KeySpan Corp.	239,309	9,845
* Mirant Corp.	351,037	9,587
NiSource, Inc.	372,674	8,102
* NRG Energy, Inc.	177,856	8,057
Wisconsin Energy Corp.	159,766	6,892
Pepco Holdings, Inc.	260,436	6,295
Pinnacle West Capital Corp.	135,358	6,098
SCANA Corp.	149,662	6,027
ONEOK, Inc.	152,200	5,752
Alliant Energy Corp.	160,780	5,745
CenterPoint Energy Inc.	382,792	5,482
* Reliant Energy, Inc.	420,235	5,173
MDU Resources Group, Inc.	221,080	4,939
NSTAR	146,010	4,871
Energy East Corp.	201,729	4,785
DPL Inc.	165,755	4,495
TECO Energy, Inc.	285,518	4,468
Equitable Resources, Inc.	101,541	3,552

		589,106

Total Common Stocks
(Cost $7,560,721)		9,281,746

Temporary Cash Investment (0.4%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $41,537)	41,537,395	41,537

Total Investments (100.3%)
(Cost $7,602,258)		9,323,283

Other Assets and Liabilities—Net (-0.3%)		(32,581)

Net Assets (100%)		9,290,702

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $7,602,258,000. Net unrealized appreciation of investment securities for tax purposes was $1,721,025,000, consisting of unrealized gains of $1,897,925,000 on securities that had risen in value since their purchase and $176,900,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund
September 30, 2006
Schedule of Investment

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (15.0%)
Home Depot, Inc.	3,757,658	136,290
The Walt Disney Co.	3,790,631	117,168
Target Corp.	1,491,175	82,387
* Comcast Corp. Special Class A	2,218,022	81,645
Lowe's Cos., Inc.	2,683,892	75,310
News Corp., Class A	3,345,343	65,736
* Comcast Corp. Class A	1,481,918	54,609
* Starbucks Corp.	1,395,319	47,511
* Viacom Inc. Class B	1,136,708	42,263
Best Buy Co., Inc.	750,586	40,201
The McGraw-Hill Cos., Inc.	650,508	37,749
* Kohl's Corp.	557,019	36,162
Staples, Inc.	1,323,751	32,207
Harley-Davidson, Inc.	488,422	30,648
NIKE, Inc. Class B	336,364	29,472
J.C. Penney Co., Inc. (Holding Co.)	426,550	29,172
Omnicom Group Inc.	310,199	29,035
Yum! Brands, Inc.	494,476	25,737
International Game Technology	616,535	25,586
Johnson Controls, Inc.	354,479	25,430
* DIRECTV Group, Inc.	1,281,438	25,219
* Liberty Media Corp. -Interactive A	1,219,139	24,846
Marriott International, Inc. Class A	634,705	24,525
* Coach, Inc.	699,925	24,077
TJX Cos., Inc.	830,917	23,291
Harrah's Entertainment, Inc.	319,167	21,202
* Office Depot, Inc.	523,070	20,766
News Corp., Class B	989,737	20,428
* Liberty Media Corp. -Capital Series A	243,845	20,378
Fortune Brands, Inc.	266,664	20,029
* Bed Bath & Beyond, Inc.	513,135	19,633
Hilton Hotels Corp.	664,299	18,501
* Amazon.com, Inc.	569,829	18,303
Clear Channel Communications, Inc.	565,008	16,300
Starwood Hotels & Resorts Worldwide, Inc.	256,771	14,685
* Univision Communications Inc.	388,089	13,327
* Las Vegas Sands Corp.	193,280	13,211
* Apollo Group, Inc. Class A	266,244	13,110
* EchoStar Communications Corp. Class A	374,561	12,263
* IAC/InterActiveCorp	396,080	11,391
Abercrombie & Fitch Co.	159,939	11,113
Black & Decker Corp.	138,231	10,969
Darden Restaurants Inc.	255,989	10,872
* AutoZone Inc.	104,723	10,818
^ Garmin Ltd.	216,823	10,577
Michaels Stores, Inc.	228,164	9,934
Harman International Industries, Inc.	115,633	9,648
* MGM Mirage, Inc.	233,689	9,228
* Liberty Global, Inc. Class A	356,869	9,186
*^ Sirius Satellite Radio, Inc.	2,297,525	8,983
Cablevision Systems NY Group Class A	390,734	8,874
* Liberty Global, Inc. Series C	339,605	8,510
* Lamar Advertising Co. Class A	151,362	8,084
* CarMax, Inc.	191,480	7,987
Family Dollar Stores, Inc.	268,286	7,845
Dollar General Corp.	538,501	7,340
Polo Ralph Lauren Corp.	112,128	7,254
PETsMART, Inc.	254,682	7,067
* Chico's FAS, Inc.	325,740	7,013
* Discovery Holding Co. Class A	463,011	6,695
Ross Stores, Inc.	260,890	6,629
Advance Auto Parts, Inc.	192,661	6,346
* Wynn Resorts Ltd.	91,444	6,219
Brinker International, Inc.	154,224	6,183
* XM Satellite Radio Holdings, Inc.	469,763	6,055
Limited Brands, Inc.	227,018	6,014
Williams-Sonoma, Inc.	177,001	5,733
Station Casinos, Inc.	97,074	5,614
Tiffany & Co.	165,699	5,501
American Eagle Outfitters, Inc.	122,166	5,355
* Interpublic Group of Cos., Inc.	513,980	5,088
* NVR, Inc.	9,082	4,859
* Getty Images, Inc.	96,078	4,773
RadioShack Corp.	233,050	4,498
NTL Inc.	174,188	4,430
Weight Watchers International, Inc.	91,161	4,042
* Career Education Corp.	177,008	3,983
Boyd Gaming Corp.	100,699	3,871
E.W. Scripps Co. Class A	80,467	3,857
Gentex Corp.	264,564	3,759
* Urban Outfitters, Inc.	179,377	3,173
* Toll Brothers, Inc.	105,368	2,959
Circuit City Stores, Inc.	111,017	2,788
International Speedway Corp.	53,680	2,675
KB Home	50,262	2,201
* DreamWorks Animation SKG, Inc.	76,133	1,896
* R.H. Donnelley Corp.	33,198	1,756
Dow Jones & Co., Inc.	34,125	1,145
Regal Entertainment Group Class A	48,585	963

		1,720,165

Consumer Staples (11.1%)
The Procter & Gamble Co.	5,965,649	369,751
Wal-Mart Stores, Inc.	4,545,596	224,189
PepsiCo, Inc.	3,004,189	196,053
Walgreen Co.	1,836,407	81,518
Colgate-Palmolive Co.	935,710	58,108
CVS Corp.	1,487,893	47,791
Anheuser-Busch Cos., Inc.	913,214	43,387
Costco Wholesale Corp.	856,688	42,560
Sysco Corp.	1,124,539	37,616
Avon Products, Inc.	818,592	25,098
The Clorox Co.	274,330	17,283
The Hershey Co.	303,977	16,248
Whole Foods Market, Inc.	254,736	15,139
Kellogg Co.	302,163	14,963
Loews Corp. -Carolina Group	196,922	10,908
The Kroger Co.	436,929	10,111
Wm. Wrigley Jr. Co.	212,141	9,771
Campbell Soup Co.	266,239	9,718
Estee Lauder Cos. Class A	218,464	8,811
* Energizer Holdings, Inc.	106,782	7,687
Alberto-Culver Co. Class B	143,368	7,253
Brown-Forman Corp. Class B	83,400	6,393
McCormick & Co., Inc.	139,328	5,292
* Dean Foods Co.	86,216	3,623
Wm. Wrigley Jr. Co. Class B	62,668	2,883

		1,272,154

Energy (5.5%)
Schlumberger Ltd.	2,145,005	133,055
Halliburton Co.	1,877,052	53,402
* Transocean Inc.	590,701	43,257
Baker Hughes, Inc.	619,515	42,251
Occidental Petroleum Corp.	778,629	37,460
EOG Resources, Inc.	440,952	28,684
XTO Energy, Inc.	628,937	26,497
* Weatherford International Ltd.	633,956	26,449
GlobalSantaFe Corp.	444,059	22,198
* National Oilwell Varco Inc.	318,172	18,629
Peabody Energy Corp.	481,334	17,703
BJ Services Co.	584,510	17,611
Williams Cos., Inc.	703,346	16,789
* Nabors Industries, Inc.	563,942	16,777
Noble Corp.	250,491	16,076
Smith International, Inc.	389,051	15,095
* Ultra Petroleum Corp.	282,298	13,581
ENSCO International, Inc.	279,562	12,253
CONSOL Energy, Inc.	336,445	10,675
* Cameron International Corp.	210,053	10,148
* Southwestern Energy Co.	304,867	9,106
* Grant Prideco, Inc.	238,039	9,053
Diamond Offshore Drilling, Inc.	117,413	8,497
* Pride International, Inc.	294,462	8,074
Patterson-UTI Energy, Inc.	311,824	7,409
Arch Coal, Inc.	234,755	6,787
Rowan Cos., Inc.	200,413	6,339
* CNX Gas Corp.	54,824	1,270

		635,125

Financials (8.7%)
American International Group, Inc.	2,609,007	172,873
The Goldman Sachs Group, Inc.	706,960	119,596
American Express Co.	2,018,810	113,215
AFLAC Inc.	906,509	41,482
SLM Corp.	746,973	38,828
State Street Corp.	604,201	37,702
Charles Schwab Corp.	1,993,179	35,678
Franklin Resources Corp.	330,830	34,985
Prudential Financial, Inc.	447,259	34,103
Progressive Corp. of Ohio	1,358,936	33,348
* Berkshire Hathaway Inc. Class B	10,010	31,772
The Chicago Mercantile Exchange	62,981	30,121
Moody's Corp.	449,381	29,381
Legg Mason Inc.	220,333	22,223
* E*TRADE Financial Corp.	697,762	16,690
Capital One Financial Corp.	194,193	15,275
T. Rowe Price Group Inc.	298,168	14,267
Northern Trust Corp.	219,050	12,799
Simon Property Group, Inc. REIT	140,608	12,742
Commerce Bancorp, Inc.	318,197	11,681
W.R. Berkley Corp.	297,273	10,520
TD Ameritrade Holding Corp.	554,291	10,448
Mellon Financial Corp.	263,182	10,290
* CB Richard Ellis Group, Inc.	343,408	8,448
*^ NYSE Group Inc.	99,374	7,428
Nuveen Investments, Inc. Class A	144,066	7,381
^ The St. Joe Co.	128,828	7,069
* Markel Corp.	16,692	6,855
Brown & Brown, Inc.	215,664	6,591
General Growth Properties Inc. REIT	137,699	6,561
SEI Investments Co.	116,072	6,522
Eaton Vance Corp.	222,782	6,429
* Realogy Corp.	261,479	5,930
Investors Financial Services Corp.	119,202	5,135
* IntercontinentalExchange Inc.	65,766	4,937
* CBOT Holdings, Inc. Class A	38,290	4,625
Forest City Enterprise Class A	76,118	4,133
Everest Re Group, Ltd.	41,189	4,017
Federated Investors, Inc.	77,590	2,623
Axis Capital Holdings Ltd.	72,377	2,511
BlackRock, Inc.	16,835	2,508
* Arch Capital Group Ltd.	28,173	1,789
Transatlantic Holdings, Inc.	16,793	1,014
Golden West Financial Corp.	708	55

		992,580

Health Care (17.2%)
Johnson & Johnson	5,383,039	349,575
* Amgen, Inc.	2,143,665	153,336
UnitedHealth Group Inc.	2,448,812	120,482
Medtronic, Inc.	2,194,303	101,903
* WellPoint Inc.	1,158,881	89,292
* Genentech, Inc.	862,042	71,291
Schering-Plough Corp.	2,692,534	59,478
* Gilead Sciences, Inc.	827,203	56,829
Cardinal Health, Inc.	759,323	49,918
Caremark Rx, Inc.	804,326	45,581
Wyeth	856,408	43,540
Aetna Inc.	1,030,871	40,771
Baxter International, Inc.	773,806	35,177
HCA Inc.	668,517	33,352
* Medco Health Solutions, Inc.	548,444	32,967
* Genzyme Corp.	473,368	31,938
Becton, Dickinson & Co.	449,707	31,781
* Boston Scientific Corp.	2,129,068	31,489
Allergan, Inc.	277,569	31,257
* Zimmer Holdings, Inc.	451,160	30,453
* Forest Laboratories, Inc.	592,542	29,989
* Biogen Idec Inc.	625,138	27,931
McKesson Corp.	525,264	27,692
* Celgene Corp.	631,584	27,348
Stryker Corp.	516,932	25,635
* St. Jude Medical, Inc.	656,261	23,159
* Humana Inc.	299,388	19,787
Quest Diagnostics, Inc.	306,296	18,733
* Express Scripts Inc.	227,234	17,154
CIGNA Corp.	141,539	16,464
* Coventry Health Care Inc.	291,725	15,030
* Laboratory Corp. of America Holdings	226,793	14,871
C.R. Bard, Inc.	188,279	14,121
Biomet, Inc.	425,015	13,681
* MedImmune Inc.	452,233	13,210
* Varian Medical Systems, Inc.	238,948	12,757
* DaVita, Inc.	187,808	10,868
IMS Health, Inc.	363,091	9,673
* Sepracor Inc.	197,786	9,581
* Barr Pharmaceuticals Inc.	183,438	9,528
Omnicare, Inc.	220,271	9,491
* Health Net Inc.	209,688	9,126
* Waters Corp.	188,176	8,521
* Amylin Pharmaceuticals, Inc.	190,945	8,415
DENTSPLY International Inc.	272,762	8,213
* Henry Schein, Inc.	160,616	8,053
Mylan Laboratories, Inc.	382,221	7,694
Manor Care, Inc.	143,727	7,514
* Endo Pharmaceuticals Holdings, Inc.	229,865	7,482
* Vertex Pharmaceuticals, Inc.	217,611	7,323
Applera Corp.-Applied Biosystems Group	218,715	7,242
* Cephalon, Inc.	110,484	6,822
Pharmaceutical Product Development, Inc.	190,892	6,813
* Patterson Cos	201,685	6,779
* Hospira, Inc.	175,429	6,714
* Community Health Systems, Inc.	178,703	6,675
* Intuitive Surgical, Inc.	63,190	6,663
* Invitrogen Corp.	96,826	6,140
* Lincare Holdings, Inc.	173,275	6,002
* Millipore Corp.	96,677	5,926
* Emdeon Corp.	498,917	5,842
* Millennium Pharmaceuticals, Inc.	572,302	5,694
Universal Health Services Class B	91,847	5,504
* Tenet Healthcare Corp.	554,542	4,514
* ImClone Systems, Inc.	121,794	3,449
* Kinetic Concepts, Inc.	91,080	2,865
* Abraxis Bioscience, Inc.	43,259	1,202

		1,974,300

Industrials (10.2%)
United Technologies Corp.	1,745,841	110,599
The Boeing Co.	1,381,006	108,892
3M Co.	1,302,181	96,908
United Parcel Service, Inc.	1,190,028	85,611
Caterpillar, Inc.	1,210,801	79,671
Lockheed Martin Corp.	667,450	57,441
FedEx Corp.	527,015	57,276
Burlington Northern Santa Fe Corp.	663,017	48,692
Union Pacific Corp.	464,554	40,881
Emerson Electric Co.	485,102	40,681
Illinois Tool Works, Inc.	868,195	38,982
Deere & Co.	427,720	35,890
Danaher Corp.	445,662	30,604
Waste Management, Inc.	495,558	18,177
Rockwell Automation, Inc.	306,579	17,812
Expeditors International of Washington, Inc.	387,965	17,295
Rockwell Collins, Inc.	311,133	17,063
Norfolk Southern Corp.	376,979	16,606
L-3 Communications Holdings, Inc.	210,665	16,501
ITT Industries, Inc.	319,481	16,380
Southwest Airlines Co.	948,461	15,801
American Standard Cos., Inc.	332,758	13,966
C.H. Robinson Worldwide Inc.	300,055	13,376
Fluor Corp.	159,172	12,239
Textron, Inc.	138,373	12,108
Cintas Corp.	259,865	10,610
Precision Castparts Corp.	159,744	10,089
Robert Half International, Inc.	296,765	10,081
* The Dun & Bradstreet Corp.	120,539	9,039
Fastenal Co.	233,497	9,006
PACCAR, Inc.	151,257	8,625
Equifax, Inc.	233,792	8,582
* AMR Corp.	368,944	8,537
Joy Global Inc.	224,719	8,452
* Jacobs Engineering Group Inc.	106,591	7,966
* Monster Worldwide Inc.	213,523	7,727
* McDermott International, Inc.	176,078	7,360
Masco Corp.	252,690	6,929
Oshkosh Truck Corp.	133,839	6,755
The Corporate Executive Board Co.	72,818	6,547
* ChoicePoint Inc.	156,518	5,603
* Alliant Techsystems, Inc.	63,887	5,179
Republic Services, Inc. Class A	123,850	4,980
J.B. Hunt Transport Services, Inc.	209,934	4,360
Pall Corp.	113,087	3,484
American Power Conversion Corp.	157,089	3,450
* USG Corp.	42,710	2,009

		1,174,822

Information Technology (28.0%)
Microsoft Corp.	16,114,736	440,416
* Cisco Systems, Inc.	11,097,979	255,253
Intel Corp.	10,575,088	217,530
* Google Inc.	390,765	157,048
* Oracle Corp.	7,758,599	137,638
* Apple Computer, Inc.	1,546,216	119,105
International Business Machines Corp.	1,409,279	115,476
Motorola, Inc.	4,490,327	112,258
QUALCOMM Inc.	3,047,227	110,767
Texas Instruments, Inc.	2,832,529	94,182
Hewlett-Packard Co.	2,535,642	93,033
* Dell Inc.	3,984,360	91,003
* Corning, Inc.	2,831,602	69,119
First Data Corp.	1,391,795	58,455
* Yahoo! Inc.	2,305,046	58,272
* eBay Inc.	1,922,691	54,527
* EMC Corp.	4,298,780	51,499
Automatic Data Processing, Inc.	1,047,854	49,605
Applied Materials, Inc.	2,525,042	44,769
* Adobe Systems, Inc.	1,088,449	40,762
Accenture Ltd.	1,057,960	33,548
* Electronic Arts Inc.	552,356	30,755
* Symantec Corp.	1,232,872	26,236
* Broadcom Corp.	852,340	25,860
* Agilent Technologies, Inc.	774,164	25,307
* Network Appliance, Inc.	680,291	25,178
* Micron Technology, Inc.	1,321,085	22,987
Paychex, Inc.	621,434	22,900
* Advanced Micro Devices, Inc.	880,158	21,872
* Sun Microsystems, Inc.	4,133,217	20,542
* Intuit, Inc.	601,438	19,300
Analog Devices, Inc.	656,615	19,298
* Lucent Technologies, Inc.	8,144,344	19,058
* SanDisk Corp.	355,110	19,013
* Cognizant Technology Solutions Corp.	255,289	18,907
* Freescale Semiconductor, Inc. Class B	491,064	18,665
CA, Inc.	765,772	18,141
* NVIDIA Corp.	608,853	18,016
Linear Technology Corp.	552,030	17,179
* Marvell Technology Group Ltd.	850,000	16,465
Maxim Integrated Products, Inc.	583,012	16,365
KLA-Tencor Corp.	361,929	16,095
* Juniper Networks, Inc.	925,709	15,996
* Fiserv, Inc.	319,436	15,042
* Autodesk, Inc.	419,984	14,607
National Semiconductor Corp.	613,848	14,444
Xilinx, Inc.	624,504	13,708
Microchip Technology, Inc.	389,765	12,636
* Altera Corp.	652,854	11,999
* Citrix Systems, Inc.	331,180	11,992
* Akamai Technologies, Inc.	238,769	11,936
* MEMC Electronic Materials, Inc.	319,159	11,691
* LAM Research Corp.	255,720	11,592
Harris Corp.	244,123	10,861
* Affiliated Computer Services, Inc. Class A	203,581	10,558
* BEA Systems, Inc.	677,084	10,292
Amphenol Corp.	162,892	10,088
* Freescale Semiconductor, Inc. Class A	246,675	9,386
Jabil Circuit, Inc.	323,734	9,249
* NCR Corp.	215,139	8,494
* Iron Mountain, Inc.	191,862	8,239
* MasterCard, Inc. Class A	115,975	8,159
Electronic Data Systems Corp.	329,969	8,091
* Activision, Inc.	502,742	7,591
* Western Digital Corp.	401,232	7,262
CDW Corp.	115,497	7,124
* McAfee Inc.	290,047	7,095
* Alliance Data Systems Corp.	125,549	6,929
* JDS Uniphase Corp.	3,063,044	6,708
* Red Hat, Inc.	317,604	6,695
* DST Systems, Inc.	101,434	6,255
* VeriSign, Inc.	289,728	5,853
* CheckFree Corp.	141,267	5,837
* QLogic Corp.	292,496	5,528
* BMC Software, Inc.	192,889	5,250
* Teradyne, Inc.	359,350	4,729
* Flextronics International Ltd.	367,096	4,640
Fidelity National Information Services, Inc.	122,129	4,519
Symbol Technologies, Inc.	298,882	4,441
* Zebra Technologies Corp. Class A	121,739	4,351
* NAVTEQ Corp.	151,303	3,951
* Unisys Corp.	621,272	3,516
Molex, Inc. Class A	102,501	3,373
* Avaya Inc.	264,048	3,021
* Ceridian Corp.	133,120	2,977
* International Rectifier Corp.	84,409	2,941
* Novell, Inc.	459,458	2,812
* Comverse Technology, Inc.	128,367	2,752
Total System Services, Inc.	71,696	1,637
Tektronix, Inc.	53,173	1,538
* Hewitt Associates, Inc.	39,717	964
Molex, Inc.	5,798	226

		3,211,979

Materials (2.3%)
Monsanto Co.	983,875	46,252
Newmont Mining Corp. (Holding Co.)	816,143	34,890
Phelps Dodge Corp.	370,589	31,389
Nucor Corp.	566,182	28,020
Praxair, Inc.	381,893	22,593
Freeport-McMoRan Copper & Gold, Inc. Class B	343,631	18,302
Ecolab, Inc.	344,965	14,771
Allegheny Technologies Inc.	154,969	9,638
Air Products & Chemicals, Inc.	142,645	9,467
Sigma-Aldrich Corp.	121,726	9,211
Sealed Air Corp.	148,409	8,032
Ball Corp.	180,372	7,296
* Pactiv Corp.	256,672	7,295
Martin Marietta Materials, Inc.	83,175	7,038
* Smurfit-Stone Container Corp.	299,537	3,355
* The Mosaic Co.	158,697	2,682
* Huntsman Corp.	90,588	1,649

		261,880

Telecommunication Services (1.5%)
Sprint Nextel Corp.	5,180,900	88,852
* American Tower Corp. Class A	762,812	27,843
* Qwest Communications International Inc.	2,914,376	25,413
* NII Holdings Inc.	249,631	15,517
* Crown Castle International Corp.	390,763	13,770
* U.S. Cellular Corp.	29,410	1,756
Telephone & Data Systems, Inc.	32,615	1,373
Telephone & Data Systems, Inc. - Special Common Shares	32,824	1,341

		175,865

Utilities (0.5%)
* AES Corp.	1,196,798	24,403
Questar Corp.	155,578	12,722
* Allegheny Energy, Inc.	296,986	11,930
Equitable Resources, Inc.	72,667	2,542

		51,597

Total Common Stocks
(Cost $8,305,097)		11,470,467

	Face
	Amount
	($000)

Temporary Cash Investment (0.3%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $31,888)	31,887,461	31,888

Total Investments (100.3%)
(Cost $8,336,985)		11,502,355

Other Assets and Liabilities - Net(-0.3%)		(33,722)

Net Assets (100%)		11,468,633

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $8,336,985,000. Net unrealized appreciation of investment securities for tax purposes was $3,165,370,000, consisting of unrealized gains of $3,451,734,000 on securities that had risen in value since their purchase and $286,364,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund
September 30, 2006
Schedule of Invesments

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (14.9%)
* O'Reilly Automotive, Inc.	698,876	23,210
* AnnTaylor Stores Corp.	530,217	22,195
OfficeMax, Inc.	517,083	21,066
* ITT Educational Services, Inc.	317,711	21,064
Service Corp. International	2,151,276	20,093
* Penn National Gaming, Inc.	522,718	19,090
Claire's Stores, Inc.	648,541	18,911
Snap-On Inc.	400,929	17,861
* Laureate Education Inc.	354,072	16,946
^* The Goodyear Tire & Rubber Co.	1,161,520	16,842
Phillips-Van Heusen Corp.	402,326	16,805
* Big Lots Inc.	819,783	16,240
* Scientific Games Corp.	496,663	15,794
* Hanesbrands Inc.	690,329	15,539
Barnes & Noble, Inc.	408,146	15,485
Dillard's Inc.	465,063	15,222
Saks Inc.	879,309	15,194
* The Cheesecake Factory Inc.	546,173	14,850
SCP Pool Corp.	384,448	14,801
* Rent-A-Center, Inc.	504,480	14,776
* Sonic Corp.	647,651	14,643
Ryland Group, Inc.	331,209	14,312
* Aztar Corp.	262,609	13,921
^* Nutri/System Inc.	222,333	13,849
Meredith Corp.	278,080	13,718
* Jack in the Box Inc.	255,463	13,330
Men's Wearhouse, Inc.	347,973	12,948
* Gaylord Entertainment Co.	295,175	12,943
* Panera Bread Co.	217,357	12,661
* Charming Shoppes, Inc.	886,604	12,661
Polaris Industries, Inc.	300,475	12,365
* Dick's Sporting Goods, Inc.	268,226	12,210
Ruby Tuesday, Inc.	428,446	12,078
Sotheby's	373,162	12,031
* Payless ShoeSource, Inc.	482,990	12,026
* Tractor Supply Co.	246,650	11,903
Regis Corp.	331,531	11,885
Applebee's International, Inc.	541,462	11,647
* Coldwater Creek Inc.	403,005	11,590
* Aeropostale, Inc.	396,433	11,588
* PETCO Animal Supplies, Inc.	400,721	11,477
Beazer Homes USA, Inc.	293,749	11,468
Orient-Express Hotel Ltd.	306,019	11,439
MDC Holdings, Inc.	244,916	11,376
Standard Pacific Corp.	481,836	11,323
* GameStop Corp. Class B	251,460	11,243
* Jarden Corp.	337,769	11,136
Thor Industries, Inc.	268,531	11,055
* Timberland Co.	379,048	10,905
Wolverine World Wide, Inc.	384,614	10,888
* Marvel Entertainment, Inc.	448,452	10,826
* Quiksilver, Inc.	887,104	10,778
Choice Hotel International, Inc.	262,758	10,747
Strayer Education, Inc.	99,181	10,732
* The Children's Place Retail Stores, Inc.	167,138	10,702
Belo Corp. Class A	652,154	10,311
Lear Corp.	490,784	10,159
Harte-Hanks, Inc.	383,810	10,113
* The Gymboree Corp.	236,986	9,996
* GameStop Corp. Class A	211,864	9,805
* Pinnacle Entertainment, Inc.	348,522	9,800
John Wiley & Sons Class A	272,012	9,795
* Life Time Fitness, Inc.	210,066	9,724
* Zale Corp.	347,736	9,646
Borders Group, Inc.	469,840	9,585
* DeVry, Inc.	436,886	9,293
* Tween Brands, Inc.	243,691	9,163
^* priceline.com, Inc.	247,122	9,092
CBRL Group, Inc.	224,001	9,056
American Greetings Corp. Class A	387,339	8,955
* The Pantry, Inc.	156,192	8,805
^* Under Armour, Inc.	219,833	8,798
Catalina Marketing Corp.	318,543	8,760
The Yankee Candle Co., Inc.	295,261	8,642
Reader's Digest Association, Inc.	664,775	8,615
Matthews International Corp.	233,464	8,594
^* Select Comfort Corp.	390,074	8,535
* Guitar Center, Inc.	190,711	8,521
* Bright Horizons Family Solutions, Inc.	201,818	8,422
* Carter's, Inc.	315,144	8,317
Group 1 Automotive, Inc.	162,522	8,110
Arbitron Inc.	218,605	8,091
* Live Nation	394,317	8,052
* Tenneco Automotive, Inc.	343,272	8,029
* Pacific Sunwear of California, Inc.	528,682	7,973
Bob Evans Farms, Inc.	261,632	7,922
Ethan Allen Interiors, Inc.	228,492	7,920
Christopher & Banks Corp.	264,484	7,797
Tupperware Corp.	397,347	7,732
Jackson Hewitt Tax Service Inc.	256,735	7,705
* Visteon Corp.	938,577	7,649
* CEC Entertainment Inc.	241,702	7,616
* RCN Corp.	267,747	7,577
* LKQ Corp.	344,685	7,573
* Hovnanian Enterprises Inc. Class A	257,071	7,542
* Rare Hospitality International Inc.	245,486	7,502
Domino's Pizza, Inc.	292,049	7,491
^* Netflix.com, Inc.	323,834	7,377
* Fossil, Inc.	342,249	7,372
* The Dress Barn, Inc.	335,673	7,324
* Meritage Corp.	175,629	7,308
* Scholastic Corp.	233,849	7,284
United Auto Group, Inc.	307,094	7,186
Lee Enterprises, Inc.	283,572	7,157
* Vail Resorts Inc.	178,383	7,139
^ Winnebago Industries, Inc.	227,099	7,126
Warner Music Group Corp.	270,548	7,021
Brown Shoe Co., Inc.	195,637	7,012
Callaway Golf Co.	527,779	6,919
^* Shuffle Master, Inc.	253,118	6,837
* Hibbett Sporting Goods, Inc.	260,822	6,828
Aaron Rents, Inc. Class B	295,992	6,802
* Corinthian Colleges, Inc.	626,191	6,769
* The Warnaco Group, Inc.	340,978	6,595
ArvinMeritor, Inc.	461,479	6,571
CKE Restaurants Inc.	390,614	6,531
ADVO, Inc.	230,191	6,441
^ Furniture Brands International Inc.	337,854	6,433
* Papa John's International, Inc.	177,598	6,413
* Guess ?, Inc.	131,728	6,393
* P.F. Chang's China Bistro, Inc.	182,886	6,348
* Gemstar-TV Guide International, Inc.	1,849,598	6,141
* Valassis Communications, Inc.	346,991	6,124
* TRW Automotive Holdings Corp.	253,661	6,106
* Bally Technologies Inc.	341,776	6,015
* Columbia Sportswear Co.	107,628	6,009
* Alderwoods Group, Inc.	295,254	5,855
Media General, Inc. Class A	154,070	5,812
* Genesco, Inc.	167,559	5,776
* WMS Industries, Inc.	195,101	5,699
K-Swiss, Inc.	188,548	5,668
Stage Stores, Inc.	192,936	5,661
Modine Manufacturing Co.	232,254	5,651
Steven Madden, Ltd.	143,440	5,629
IHOP Corp.	120,818	5,600
Entercom Communications Corp.	219,583	5,533
Building Materials Holding Corp.	209,978	5,464
Triarc Cos., Inc. Class B	359,051	5,429
* Interactive Data Corp.	271,556	5,418
^* Cabela's Inc.	249,267	5,417
Kellwood Co.	186,179	5,368
* VistaPrint Ltd.	203,837	5,288
^ La-Z-Boy Inc.	376,081	5,250
* Steiner Leisure Ltd.	120,519	5,068
Sonic Automotive, Inc.	219,158	5,060
The Pep Boys (Manny, Moe & Jack)	393,505	5,057
American Axle & Manufacturing Holdings, Inc.	299,940	5,006
^* TiVo Inc.	659,471	5,005
* Red Robin Gourmet Burgers, Inc.	108,107	4,985
bebe stores, inc	199,195	4,936
* Ryan's Restaurant Group, Inc.	306,930	4,871
Cato Corp. Class A	221,743	4,858
Talbots Inc.	174,921	4,767
Hearst-Argyle Television Inc.	205,383	4,714
Blyth, Inc.	193,508	4,708
Pier 1 Imports Inc.	630,689	4,680
Oxford Industries, Inc.	108,602	4,660
^* Charter Communications, Inc.	3,028,341	4,603
* RC2 Corp.	136,152	4,565
* Charlotte Russe Holding Inc.	164,569	4,532
* CSK Auto Corp.	318,091	4,485
* Keystone Automotive Industries, Inc.	117,124	4,453
^* WCI Communities, Inc.	253,472	4,421
* Texas Roadhouse, Inc.	348,194	4,276
^ Cooper Tire & Rubber Co.	423,320	4,259
Stewart Enterprises, Inc. Class A	726,349	4,256
* Skechers U.S.A., Inc.	179,218	4,213
^* Tempur-Pedic International Inc.	244,826	4,204
* 99 Cents Only Stores	354,470	4,193
^* Blue Nile Inc.	113,549	4,128
* California Pizza Kitchen, Inc.	136,705	4,092
* K2 Inc.	346,219	4,061
Speedway Motorsports, Inc.	111,494	4,059
Ameristar Casinos, Inc.	183,605	3,986
* Cox Radio, Inc.	257,526	3,953
Finish Line, Inc.	312,108	3,939
* Jos. A. Bank Clothiers, Inc.	130,363	3,906
Landry's Restaurants, Inc.	127,373	3,840
* Champion Enterprises, Inc.	553,091	3,816
Lone Star Steakhouse & Saloon, Inc.	136,560	3,792
The Stride Rite Corp.	267,271	3,731
Asbury Automotive Group, Inc.	178,711	3,681
Journal Communications, Inc.	323,089	3,641
* Helen of Troy Ltd.	206,746	3,630
Sun-Times Media Group, Inc.	547,953	3,606
The Marcus Corp.	156,555	3,596
^* Six Flags, Inc.	683,668	3,576
* Hot Topic, Inc.	320,397	3,569
^* Source Interlink Cos., Inc.	375,020	3,563
* Interface, Inc.	275,861	3,553
Westwood One, Inc.	499,082	3,533
* Radio One, Inc. Class D	562,836	3,518
Fred's, Inc.	274,824	3,468
Oakley, Inc.	201,384	3,434
Big 5 Sporting Goods Corp.	148,889	3,395
* JAKKS Pacific, Inc.	189,064	3,371
Kimball International, Inc. Class B	173,152	3,342
* MarineMax, Inc.	129,394	3,293
^* Krispy Kreme Doughnuts, Inc.	404,293	3,275
M/I Homes, Inc.	92,429	3,267
* Steak n Shake Co.	193,428	3,267
Movado Group, Inc.	128,357	3,263
^ Martha Stewart Living Omnimedia, Inc.	182,591	3,243
Ambassadors Group, Inc.	112,808	3,190
* O'Charley's Inc.	167,162	3,171
* DSW Inc. Class A	99,995	3,150
Stein Mart, Inc.	206,977	3,148
^ Nautilus Inc.	228,442	3,141
Tuesday Morning Corp.	225,932	3,136
* AFC Enterprises, Inc.	216,454	3,126
* Mediacom Communications Corp.	438,316	3,121
* Fleetwood Enterprises, Inc.	463,060	3,116
* Entravision Communications Corp.	413,015	3,073
Bandag, Inc.	73,870	3,032
UniFirst Corp.	96,652	3,019
* Retail Ventures, Inc.	195,202	3,008
^* Blockbuster Inc. Class A	780,459	2,997
* Drew Industries, Inc.	117,950	2,979
* Zumiez Inc.	109,145	2,947
Monro Muffler Brake, Inc.	85,905	2,922
* Universal Technical Institute Inc.	163,165	2,919
* CKX, Inc.	234,334	2,917
^ Pre-Paid Legal Services, Inc.	73,112	2,900
* Emmis Communications, Inc.	234,359	2,871
Lithia Motors, Inc.	114,680	2,835
* Stamps.com Inc.	147,184	2,805
* Isle of Capri Casinos, Inc.	131,288	2,765
Superior Industries International, Inc.	163,946	2,753
* Morningstar, Inc.	74,014	2,731
Sinclair Broadcast Group, Inc.	347,588	2,729
^* Jo-Ann Stores, Inc.	161,851	2,706
* Aftermarket Technology Corp.	150,205	2,668
Courier Corp.	71,658	2,661
* Vertrue Inc.	67,389	2,650
Churchill Downs, Inc.	62,347	2,622
* Blount International, Inc.	256,797	2,573
^* Build-A-Bear-Workshop, Inc.	111,077	2,529
^ Brookfield Homes Corp.	89,045	2,508
* ValueVision Media, Inc.	215,418	2,497
* Harris Interactive Inc.	403,424	2,461
The Buckle, Inc.	64,075	2,431
* Trump Entertainment Resorts, Inc.	141,791	2,405
World Wrestling Entertainment, Inc.	145,524	2,391
* BJ's Restaurants Inc.	107,705	2,371
* Ruth's Chris Steak House	125,564	2,363
Citadel Broadcasting Corp.	245,361	2,306
^* Avatar Holding, Inc.	38,734	2,288
Monaco Coach Corp.	205,187	2,286
* ProQuest Co.	173,925	2,265
* Great Wolf Resorts, Inc.	187,382	2,241
* Cumulus Media Inc.	234,179	2,239
* A.C. Moore Arts & Crafts, Inc.	115,789	2,203
* GSI Commerce, Inc.	146,033	2,167
Kenneth Cole Productions, Inc.	88,559	2,158
Haverty Furniture Cos., Inc.	132,238	2,109
* New York & Co., Inc.	159,636	2,088
Sauer-Danfoss, Inc.	86,885	2,084
^* True Religion Apparel, Inc.	98,127	2,071
* Denny's Corp.	601,103	2,050
CSS Industries, Inc.	68,695	2,042
Gray Television, Inc.	313,882	2,012
Skyline Corp.	51,943	1,985
^* Leapfrog Enterprises, Inc.	242,675	1,924
* Cost Plus, Inc.	160,478	1,921
* Audiovox Corp.	133,488	1,858
^* Citi Trends Inc.	53,629	1,851
* Fisher Communications, Inc.	44,435	1,846
^* Volcom, Inc.	79,525	1,792
* Bluegreen Corp.	155,186	1,780
^* Multimedia Games Inc.	195,434	1,775
* Blockbuster Inc. Class B	498,725	1,760
^* Overstock.com, Inc.	94,963	1,665
Triarc Cos., Inc. Class A	100,270	1,663
Journal Register Co.	291,957	1,655
* MTR Gaming Group Inc.	168,920	1,586
* Lin TV Corp.	200,316	1,558
^* West Marine, Inc.	108,486	1,519
Technical Olympic USA, Inc.	151,689	1,491
* Directed Electronics Inc.	98,560	1,488
* Playboy Enterprises, Inc. Class B	155,362	1,462
Arctic Cat, Inc.	86,696	1,439
Levitt Corp. Class A	122,101	1,436
^* Magna Entertainment Corp. Class A	305,066	1,431
* FTD Group, Inc.	92,321	1,426
^* iRobot Corp.	68,208	1,368
* Spanish Broadcasting System, Inc.	291,366	1,273
Xerium Technologies Inc.	110,877	1,229
* Core-Mark Holding Co., Inc.	39,132	1,226
Dover Downs Gaming & Entertainment, Inc.	96,261	1,170
^* PRIMEDIA Inc.	764,086	1,161
* Russ Berrie and Co., Inc.	75,017	1,143
^* Palm Harbor Homes, Inc.	74,499	1,115
^* Educate, Inc.	138,011	1,103
Marine Products Corp.	110,628	1,075
Salem Communications Corp.	81,394	921
^* Audible, Inc.	124,933	907
^* Conn's, Inc.	43,236	902
* 1-800-FLOWERS.COM, Inc.	163,795	862
Deb Shops, Inc.	31,180	799
Bandag, Inc. Class A	10,073	350
Beasley Broadcast Group, Inc.	49,775	350
^* Escala Group, Inc.	50,263	273
* Radio One, Inc.	15,028	94

		1,878,070

Consumer Staples (2.7%)
Church & Dwight, Inc.	470,125	18,387
Corn Products International, Inc.	539,564	17,557
^* Rite Aid Corp.	3,455,157	15,686
Del Monte Foods Co.	1,454,373	15,198
* Hansen Natural Corp.	463,811	15,065
* BJ's Wholesale Club, Inc.	493,121	14,389
* NBTY, Inc.	415,732	12,168
Flowers Foods, Inc.	401,684	10,797
* Herbalife Ltd.	280,274	10,617
Delta & Pine Land Co.	258,190	10,457
Longs Drug Stores, Inc.	206,099	9,483
* Ralcorp Holdings, Inc.	193,183	9,317
* United Natural Foods, Inc.	290,614	9,006
Pilgrim's Pride Corp.	314,825	8,610
Lancaster Colony Corp.	190,293	8,518
* Gold Kist Inc.	371,433	7,741
Nu Skin Enterprises, Inc.	434,941	7,620
* Central Garden and Pet Co.	157,682	7,610
Casey's General Stores, Inc.	328,916	7,325
* Performance Food Group Co.	250,687	7,042
Universal Corp. (VA)	187,562	6,852
* Hain Celestial Group, Inc.	264,515	6,761
Ruddick Corp.	258,025	6,716
* TreeHouse Foods Inc.	225,584	5,335
Tootsie Roll Industries, Inc.	156,949	4,600
* Playtex Products, Inc.	323,456	4,334
Sanderson Farms, Inc.	130,823	4,233
* Chattem, Inc.	120,524	4,233
WD-40 Co.	115,971	4,137
Chiquita Brands International, Inc.	305,153	4,083
Andersons, Inc.	108,320	3,699
* Central European Distribution Corp.	155,032	3,629
^* USANA Health Sciences, Inc.	80,718	3,599
Lance, Inc.	153,361	3,377
Seaboard Corp.	2,750	3,314
The Great Atlantic & Pacific Tea Co., Inc.	134,634	3,242
* Wild Oats Markets Inc.	197,929	3,201
* Elizabeth Arden, Inc.	193,666	3,130
Weis Markets, Inc.	78,401	3,120
J & J Snack Foods Corp.	99,715	3,101
Vector Group Ltd.	191,067	3,099
Reddy Ice Holdings, Inc.	125,818	3,045
Premium Standard Farms Inc.	151,193	2,880
* Prestige Brands Holdings Inc.	254,622	2,836
* Alliance One International, Inc.	621,088	2,546
* Peet's Coffee & Tea Inc.	101,238	2,532
The Topps Co., Inc.	276,609	2,478
^* Spectrum Brands Inc.	280,144	2,364
Ingles Markets, Inc.	87,943	2,320
Nash-Finch Co.	96,821	2,278
* Boston Beer Co., Inc. Class A	68,413	2,247
^ Mannatech, Inc.	116,920	2,072
Coca-Cola Bottling Co.	28,903	1,791
* Smart & Final Inc.	104,528	1,784
Alico, Inc.	29,602	1,732
Farmer Brothers, Inc.	52,377	1,076
^* Revlon, Inc. Class A	825,250	933

		345,302

Energy (6.7%)
* FMC Technologies Inc.	496,497	26,662
* Denbury Resources, Inc.	864,263	24,977
* Plains Exploration & Production Co.	571,392	24,518
Range Resources Corp.	954,018	24,079
* Helix Energy Solutions Group, Inc.	628,082	20,978
Frontier Oil Corp.	780,512	20,746
Tidewater Inc.	400,142	17,682
Helmerich & Payne, Inc.	762,993	17,572
* Maverick Tube Corp.	268,077	17,379
Cabot Oil & Gas Corp.	355,612	17,044
* Veritas DGC Inc.	258,100	16,988
* Todco Class A	449,313	15,546
Holly Corp.	358,142	15,518
* Superior Energy Services, Inc.	581,121	15,260
St. Mary Land & Exploration Co.	415,607	15,257
* Kinder Morgan Management, LLC	348,818	14,727
* Unit Corp.	319,194	14,673
Overseas Shipholding Group Inc.	216,128	13,350
* Forest Oil Corp.	411,720	13,006
Massey Energy Co.	597,619	12,514
* TETRA Technologies, Inc.	510,167	12,326
* Oceaneering International, Inc.	391,315	12,053
* Core Laboratories NV	186,478	11,897
* Universal Compression Holdings, Inc.	219,193	11,716
* Houston Exploration Co.	211,863	11,684
* Hanover Compressor Co.	631,762	11,511
* Petrohawk Energy Corp.	1,093,555	11,351
^* Cheniere Energy, Inc.	376,845	11,196
OMI Corp.	501,996	10,898
* Whiting Petroleum Corp.	268,640	10,772
Foundation Coal Holdings, Inc.	330,911	10,712
* NS Group Inc.	163,032	10,524
* SEACOR Holdings Inc.	127,140	10,489
^* Quicksilver Resources, Inc.	306,865	9,789
* Global Industries Ltd.	627,401	9,762
* Lone Star Technologies, Inc.	201,349	9,741
* Grey Wolf, Inc.	1,409,025	9,412
* Atwood Oceanics, Inc.	202,776	9,119
* Dresser Rand Group, Inc.	436,011	8,895
* Swift Energy Co.	212,225	8,875
* W-H Energy Services, Inc.	213,797	8,866
* Giant Industries, Inc.	106,344	8,635
Penn Virginia Corp.	135,707	8,605
* Comstock Resources, Inc.	312,910	8,496
* Hydrill Co.	149,236	8,366
^* Delta Petroleum Corp.	365,450	8,230
World Fuel Services Corp.	199,541	8,071
* Encore Acquisition Co.	326,010	7,935
* Oil States International, Inc.	286,923	7,890
Berry Petroleum Class A	276,326	7,781
* Stone Energy Corp.	178,283	7,217
* Energy Partners, Ltd.	263,313	6,491
W&T Offshore, Inc.	217,447	6,352
USEC Inc.	631,446	6,087
* Alpha Natural Resources, Inc.	376,609	5,935
* Atlas America, Inc.	130,867	5,585
^* Evergreen Energy, Inc.	529,705	5,567
* Parker Drilling Co.	784,969	5,558
* Bristow Group, Inc.	161,132	5,543
^* ATP Oil & Gas Corp.	141,421	5,224
* Parallel Petroleum Corp.	259,509	5,206
* Input/Output, Inc.	521,124	5,175
Lufkin Industries, Inc.	96,859	5,126
^* Bill Barrett Corp.	207,784	5,103
CARBO Ceramics Inc.	141,523	5,099
Crosstex Energy, Inc.	55,877	5,005
* Hornbeck Offshore Services, Inc.	148,874	4,987
General Maritime Corp.	133,362	4,878
* Dril-Quip, Inc.	70,945	4,802
* Petroleum Development Corp.	118,151	4,713
* Pioneer Drilling Co.	360,681	4,631
* Mariner Energy Inc.	249,772	4,588
* Hercules Offshore, Inc.	139,094	4,319
* Carrizo Oil & Gas, Inc.	159,306	4,109
* Warren Resources Inc.	336,205	4,095
^* Enbridge Energy Management LLC	78,231	3,618
* Trico Marine Services, Inc.	106,526	3,595
* Gulfmark Offshore, Inc.	111,896	3,563
* Newpark Resources, Inc.	648,317	3,456
* PetroQuest Energy, Inc.	309,599	3,229
RPC Inc.	164,409	3,012
* Goodrich Petroleum Corp.	99,397	2,994
^* McMoRan Exploration Co.	164,328	2,915
* International Coal Group, Inc.	663,888	2,802
* Harvest Natural Resources, Inc.	269,340	2,788
* Basic Energy Services Inc.	110,523	2,697
Alon USA Energy, Inc.	84,830	2,502
^* Willbros Group, Inc.	149,094	2,329
^* Pacific Ethanol, Inc.	159,493	2,239
* Bois d'Arc Energy, Inc.	140,123	2,144
* Brigham Exploration Co.	313,354	2,121
^* SulphCo, Inc.	315,007	1,956
* The Meridian Resource Corp.	632,176	1,934
* Bronco Drilling Co., Inc.	100,101	1,760
^* Syntroleum Corp.	302,499	1,449
^* James River Coal Co.	115,277	1,216
* Endeavor International Corp.	453,536	1,215
^* GeoGlobal Resources Inc.	184,959	1,084
* Superior Well Services, Inc.	50,138	993

		843,079

Financials (22.6%)
Camden Property Trust REIT	406,239	30,878
Federal Realty Investment Trust REIT	399,431	29,678
HCC Insurance Holdings, Inc.	807,664	26,556
Ventas, Inc. REIT	679,336	26,182
Reckson Associates Realty Corp. REIT	604,088	25,855
Mack-Cali Realty Corp. REIT	453,128	23,472
* Conseco, Inc.	1,100,365	23,097
^* Affiliated Managers Group, Inc.	227,287	22,754
BRE Properties Inc. Class A REIT	372,565	22,253
Jones Lang LaSalle Inc.	259,807	22,208
Brandywine Realty Trust REIT	659,660	21,472
Wilmington Trust Corp.	471,412	21,001
Rayonier Inc. REIT	555,592	21,001
Jefferies Group, Inc.	733,110	20,894
* Nasdaq Stock Market Inc.	687,559	20,792
^ Thornburg Mortgage, Inc. REIT	812,381	20,691
Pan Pacific Retail Properties, Inc. REIT	296,062	20,553
Alexandria Real Estate Equities, Inc. REIT	211,506	19,839
Raymond James Financial, Inc.	672,325	19,659
Cullen/Frost Bankers, Inc.	339,516	19,631
IndyMac Bancorp, Inc.	475,690	19,579
Essex Property Trust, Inc. REIT	158,248	19,211
AmerUs Group Co.	281,999	19,179
Annaly Mortgage Management Inc. REIT	1,444,750	18,984
CBL & Associates Properties, Inc. REIT	444,507	18,629
HRPT Properties Trust REIT	1,524,045	18,212
Webster Financial Corp.	383,229	18,054
Health Care Inc. REIT	450,950	18,043
Sky Financial Group, Inc.	721,617	17,968
Bank of Hawaii Corp.	369,225	17,782
StanCorp Financial Group, Inc.	397,050	17,720
Kilroy Realty Corp. REIT	230,714	17,382
* Philadelphia Consolidated Holding Corp.	432,236	17,194
Taubman Co. REIT	383,226	17,023
Realty Income Corp. REIT	677,337	16,737
Hanover Insurance Group Inc.	369,012	16,469
Whitney Holdings Corp.	454,878	16,271
^ The First Marblehead Corp.	228,958	15,858
East West Bancorp, Inc.	395,968	15,684
Crescent Real Estate, Inc. REIT	702,586	15,323
Waddell & Reed Financial, Inc.	614,007	15,197
Colonial Properties Trust REIT	315,775	15,097
Post Properties, Inc. REIT	311,258	14,791
American Financial Group, Inc.	313,944	14,733
Nationwide Health Properties, Inc. REIT	543,022	14,520
Endurance Specialty Holdings Ltd.	409,787	14,449
^ New Century Financial Corp. REIT	367,249	14,437
BancorpSouth, Inc.	519,568	14,423
Home Properties, Inc. REIT	251,639	14,384
KKR Financial Corp. REIT	585,786	14,375
First Industrial Realty Trust REIT	324,712	14,287
Washington Federal Inc.	635,047	14,250
BioMed Realty Trust, Inc. REIT	467,877	14,195
* Investment Technology Group, Inc.	313,185	14,015
First Midwest Bancorp, Inc.	361,163	13,684
Maguire Properties, Inc. REIT	335,315	13,661
FirstMerit Corp.	582,104	13,487
The South Financial Group, Inc.	517,752	13,477
Healthcare Realty Trust Inc. REIT	347,682	13,354
Platinum Underwriters Holdings, Ltd.	431,135	13,292
* Knight Capital Group, Inc. Class A	720,381	13,111
Texas Regional Bancshares, Inc.	338,881	13,030
Corporate Office Properties Trust, Inc. REIT	291,060	13,028
Washington REIT	327,040	13,016
LaSalle Hotel Properties REIT	289,130	12,531
Sunstone Hotel Investors, Inc. REIT	420,863	12,508
Delphi Financial Group, Inc.	312,416	12,459
Highwood Properties, Inc. REIT	334,780	12,457
International Securities Exchange, Inc.	262,373	12,303
Cathay General Bancorp	336,795	12,158
Apollo Investment Corp.	589,949	12,100
American Home Mortgage Investment Corp. REIT	344,636	12,017
UCBH Holdings, Inc.	685,963	11,977
Ohio Casualty Corp.	461,386	11,936
NewAlliance Bancshares, Inc.	800,489	11,727
Aspen Insurance Holdings Ltd.	450,670	11,641
Reinsurance Group of America, Inc.	222,257	11,542
Westamerica Bancorporation	228,058	11,519
* SVB Financial Group	257,303	11,486
Umpqua Holdings Corp.	397,711	11,375
Montpelier Re Holdings Ltd.	584,229	11,328
IPC Holdings Ltd.	370,964	11,285
First Niagara Financial Group, Inc.	766,731	11,179
Senior Housing Properties Trust REIT	523,458	11,171
Commerce Group, Inc.	369,551	11,105
The Phoenix Cos., Inc.	776,752	10,875
* Alleghany Corp.	37,601	10,867
Trustmark Corp.	345,603	10,862
Pennsylvania REIT	253,548	10,794
* ProAssurance Corp.	217,809	10,734
Strategic Hotels and Resorts, Inc. REIT	532,073	10,578
Selective Insurance Group	199,695	10,506
American Financial Realty Trust REIT	939,692	10,487
Potlatch Corp. REIT	280,319	10,400
Greater Bay Bancorp	365,254	10,304
Downey Financial Corp.	152,207	10,128
Hilb, Rogal and Hamilton Co.	236,442	10,084
Digital Realty Trust, Inc. REIT	320,540	10,039
Mid-America Apartment Communities, Inc. REIT	163,679	10,020
National Financial Partners Corp.	243,290	9,982
Assured Guaranty Ltd.	375,758	9,743
UMB Financial Corp.	265,052	9,693
Zenith National Insurance Corp.	241,363	9,628
International Bancshares Corp.	323,194	9,592
United Bankshares, Inc.	257,442	9,582
Hancock Holding Co.	178,153	9,540
Entertainment Properties Trust REIT	192,425	9,490
Cousins Properties, Inc. REIT	276,479	9,458
^ Friedman, Billings, Ramsey Group, Inc. REIT	1,167,675	9,376
Chittenden Corp.	323,966	9,295
Longview Fibre Co. REIT	452,986	9,205
* Trammell Crow Co.	250,769	9,156
* Piper Jaffray Cos., Inc.	150,953	9,151
Provident Bankshares Corp.	239,840	8,886
^ Redwood Trust, Inc. REIT	175,154	8,823
Newcastle Investment Corp. REIT	319,745	8,764
DiamondRock Hospitality Co. REIT	525,728	8,732
Pacific Capital Bancorp	322,979	8,711
National Retail Properties REIT	399,209	8,623
MAF Bancorp, Inc.	207,567	8,570
EastGroup Properties, Inc. REIT	170,517	8,502
FelCor Lodging Trust, Inc. REIT	420,427	8,430
Cash America International Inc.	214,634	8,388
Old National Bancorp	438,493	8,375
Wintrust Financial Corp.	166,662	8,358
First Community Bancorp	149,137	8,344
Susquehanna Bancshares, Inc.	339,082	8,287
Sterling Financial Corp.	254,480	8,253
Spirit Finance Corp. REIT	705,962	8,196
Provident Financial Services Inc.	442,764	8,196
Park National Corp.	81,794	8,187
Inland Real Estate Corp. REIT	466,577	8,174
Lexington Corporate Properties Trust REIT	384,724	8,148
LandAmerica Financial Group, Inc.	122,855	8,083
R.L.I. Corp.	158,609	8,056
Tanger Factory Outlet Centers, Inc. REIT	224,447	7,995
MB Financial, Inc.	212,553	7,837
Frontier Financial Corp.	295,449	7,664
Glacier Bancorp, Inc.	223,374	7,633
Heritage Property Investment Trust REIT	208,211	7,591
U-Store-It Trust REIT	353,032	7,576
Extra Space Storage Inc. REIT	431,659	7,472
United Community Banks, Inc.	248,400	7,464
Equity Lifestyle Properties, Inc. REIT	162,315	7,419
Alabama National BanCorporation	108,563	7,409
Citizens Banking Corp.	281,123	7,382
Franklin Street Properties Corp. REIT	369,320	7,335
First Citizens BancShares Class A	38,319	7,323
First Republic Bank	171,629	7,305
Central Pacific Financial Co.	199,349	7,292
Equity One, Inc. REIT	302,909	7,261
Sovran Self Storage, Inc. REIT	128,312	7,128
Greenhill & Co., Inc.	105,910	7,098
* Argonaut Group, Inc.	227,082	7,046
PS Business Parks, Inc. REIT	116,330	7,015
Republic Bancorp, Inc.	518,279	6,909
Max Re Capital Ltd.	299,865	6,885
Mills Corp. REIT	411,794	6,881
^* First Federal Financial Corp.	120,587	6,840
F.N.B. Corp.	404,470	6,738
Fremont General Corp.	480,634	6,724
^ Novastar Financial, Inc. REIT	226,227	6,604
Harbor Florida Bancshares, Inc.	148,950	6,600
Glimcher Realty Trust REIT	265,751	6,585
Global Signal, Inc. REIT	126,875	6,417
Boston Private Financial Holdings, Inc.	229,343	6,394
Prosperity Bancshares, Inc.	187,796	6,393
Sterling Bancshares, Inc.	315,353	6,386
^* Investors Bancorp, Inc.	422,611	6,377
Omega Healthcare Investors, Inc. REIT	419,946	6,303
Equity Inns, Inc. REIT	394,844	6,286
First Commonwealth Financial Corp.	481,868	6,279
* Signature Bank	202,855	6,274
* GFI Group Inc.	112,557	6,223
Highland Hospitality Corp. REIT	432,738	6,201
Infinity Property & Casualty Corp.	150,122	6,175
CVB Financial Corp.	416,906	6,158
Brookline Bancorp, Inc.	447,625	6,155
BankUnited Financial Corp.	234,704	6,119
Fidelity Bankshares, Inc.	155,314	6,059
MCG Capital Corp.	368,783	6,022
Horace Mann Educators Corp.	311,997	6,000
Ares Capital Corp.	344,087	5,994
PrivateBancorp, Inc.	130,141	5,950
PFF Bancorp, Inc.	159,693	5,915
TrustCo Bank NY	544,247	5,900
RAIT Investment Trust REIT	202,973	5,856
First BanCorp Puerto Rico	528,189	5,842
National Penn Bancshares Inc.	297,325	5,834
Trustreet Properties, Inc. REIT	465,338	5,821
Capitol Federal Financial	162,180	5,767
Commercial Capital Bancorp, Inc.	352,884	5,625
Hanmi Financial Corp.	284,275	5,572
Ashford Hospitality Trust REIT	460,250	5,491
Glenborough Realty Trust, Inc. REIT	210,301	5,411
First Charter Corp.	224,837	5,410
Anthracite Capital Inc. REIT	412,583	5,306
* World Acceptance Corp.	120,151	5,284
S & T Bancorp, Inc.	162,365	5,277
NBT Bancorp, Inc.	225,096	5,236
Amcore Financial, Inc.	171,125	5,183
^ Impac Mortgage Holdings, Inc. REIT	552,559	5,177
First Potomac REIT	171,178	5,173
Saxon Inc. REIT	363,256	5,100
Innkeepers USA Trust REIT	312,885	5,097
Bank Mutual Corp.	419,856	5,093
* Move, Inc.	1,030,563	5,060
optionsXpress Holdings Inc.	180,863	5,042
Financial Federal Corp.	187,267	5,019
Corus Bankshares Inc.	223,284	4,993
City Holding Co.	124,296	4,956
BankAtlantic Bancorp, Inc. Class A	347,295	4,939
Calamos Asset Management, Inc.	168,241	4,933
W Holding Co., Inc.	834,656	4,933
National Health Investors REIT	171,924	4,871
Chemical Financial Corp.	164,083	4,870
* USI Holdings Corp.	356,445	4,830
^* Portfolio Recovery Associates, Inc.	109,549	4,806
Parkway Properties Inc. REIT	102,923	4,785
Advance America Cash Advance Centers Inc.	328,328	4,734
Acadia Realty Trust REIT	184,601	4,707
United Fire & Casualty Co.	147,783	4,626
Cascade Bancorp	122,469	4,599
Community Bank System, Inc.	206,559	4,577
Alfa Corp.	263,214	4,546
American Equity Investment Life Holding Co.	363,643	4,462
Community Banks, Inc.	165,287	4,430
^ Doral Financial Corp.	667,147	4,396
Capitol Bancorp Ltd.	98,022	4,362
* Navigators Group, Inc.	90,683	4,354
Stewart Information Services Corp.	124,540	4,330
MFA Mortgage Investments, Inc. REIT	580,610	4,326
First Financial Bankshares, Inc.	113,135	4,316
Advanta Corp. Class B	114,922	4,241
Mid-State Bancshares	154,868	4,237
* Accredited Home Lenders Holding Co.	117,171	4,211
Safety Insurance Group, Inc.	86,509	4,210
Westbanco Inc.	143,659	4,198
Deerfield Triarc Capital Corp. REIT	319,553	4,189
* Centennial Bank Holdings Inc.	427,643	4,140
^* LaBranche & Co. Inc.	397,261	4,120
* Ocwen Financial Corp.	275,275	4,102
* Universal American Financial Corp.	254,210	4,085
* First Cash Financial Services, Inc.	197,507	4,067
Provident New York Bancorp, Inc.	297,132	4,065
* Nelnet, Inc.	131,843	4,053
Flagstar Bancorp, Inc.	276,543	4,024
Ramco-Gershenson Properties Trust REIT	122,416	3,911
Medical Properties Trust Inc. REIT	288,756	3,866
Capital Trust Class A REIT	94,899	3,865
IBERIABANK Corp.	63,358	3,865
Anchor Bancorp Wisconsin Inc.	134,945	3,854
Sandy Spring Bancorp, Inc.	107,698	3,808
TierOne Corp.	112,028	3,801
Harleysville National Corp.	188,528	3,789
Sun Communities, Inc. REIT	118,332	3,782
Northwest Bancorp, Inc.	147,817	3,769
National Western Life Insurance Co. Class A	16,177	3,719
Sterling Financial Corp. (PA)	168,366	3,702
Columbia Banking System, Inc.	115,549	3,699
First Financial Bancorp	230,117	3,661
GMH Communities Trust REIT	288,295	3,638
Midland Co.	83,093	3,600
* Triad Guaranty, Inc.	69,747	3,569
Gramercy Capital Corp. REIT	140,644	3,546
Harleysville Group, Inc.	100,470	3,515
LTC Properties, Inc. REIT	143,932	3,490
Community Trust Bancorp Inc.	92,661	3,489
Independent Bank Corp. (MI)	142,607	3,462
Independent Bank Corp. (MA)	106,418	3,461
Getty Realty Holding Corp. REIT	116,823	3,421
^ Odyssey Re Holdings Corp.	100,552	3,397
* United America Indemnity, Ltd.	149,215	3,353
Presidential Life Corp.	149,557	3,346
Partners Trust Financial Group, Inc.	310,128	3,321
Saul Centers, Inc. REIT	73,451	3,305
West Coast Bancorp	107,034	3,269
^* CompuCredit Corp.	106,792	3,226
Arbor Realty Trust, Inc. REIT	124,635	3,186
* Texas Capital Bancshares, Inc.	169,292	3,169
^ Scottish Re Group Ltd.	291,527	3,169
State Auto Financial Corp.	103,578	3,164
Midwest Banc Holdings, Inc.	128,953	3,149
^* Western Alliance Bancorp	95,654	3,147
Investors Real Estate Trust REIT	320,055	3,124
Seacoast Banking Corp. of Florida	102,866	3,107
Fieldstone Investment Corp. REIT	354,906	3,098
FBL Financial Group, Inc. Class A	92,150	3,084
Bank of the Ozarks, Inc.	90,846	3,077
^* Tejon Ranch Co.	72,084	3,059
JER Investors Trust Inc. REIT	177,795	3,051
* Franklin Bank Corp.	153,341	3,048
Nara Bancorp, Inc.	166,355	3,043
KNBT Bancorp Inc.	188,737	3,035
Banner Corp.	73,176	3,003
Interchange Financial Services Corp.	132,287	2,992
First Financial Holdings, Inc.	87,437	2,992
Dime Community Bancshares	201,052	2,961
BankFinancial Corp.	168,716	2,951
Universal Health Realty Income REIT	81,674	2,928
Luminent Mortgage Capital, Inc. REIT	283,794	2,920
Integra Bank Corp.	114,919	2,905
City Bank Lynnwood (WA)	61,452	2,890
SWS Group, Inc.	115,692	2,880
First Merchants Corp.	120,372	2,847
Renasant Corp.	101,002	2,835
Placer Sierra Bancshares	127,446	2,831
Education Realty Trust, Inc. REIT	191,578	2,828
MortgageIT Holdings Inc. REIT	200,062	2,817
21st Century Insurance Group	187,220	2,799
Anworth Mortgage Asset Corp. REIT	329,298	2,750
Capital City Bank Group, Inc.	88,009	2,737
Union Bankshares Corp.	60,884	2,698
Irwin Financial Corp.	137,804	2,695
First Source Corp.	91,050	2,688
Capital Lease Funding, Inc. REIT	240,899	2,672
S.Y. Bancorp, Inc.	89,813	2,665
Old Second Bancorp, Inc.	88,346	2,647
^ CoBiz Inc.	114,187	2,610
Washington Trust Bancorp, Inc.	97,207	2,577
Cohen & Steers, Inc.	79,022	2,557
Sterling Bancorp	129,986	2,556
* CNA Surety Corp.	126,429	2,554
First Indiana Corp.	98,043	2,550
Resource America, Inc.	122,086	2,539
WSFS Financial Corp.	40,772	2,536
Omega Financial Corp.	82,529	2,482
Urstadt Biddle Properties Class A REIT	135,040	2,454
^ Univest Corp. of Pennsylvania	84,792	2,450
* Tradestation Group Inc.	162,049	2,442
First Place Financial Corp.	107,051	2,426
Kearny Financial Corp.	158,959	2,413
Suffolk Bancorp	75,141	2,399
United Community Financial Corp.	192,037	2,366
Capital Southwest Corp.	19,700	2,347
First Community Bancshares, Inc.	69,643	2,324
First Financial Corp. (IN)	72,801	2,323
Tompkins Trustco, Inc.	50,220	2,282
First Busey Corp.	99,999	2,271
Simmons First National Corp.	78,077	2,265
Flushing Financial Corp.	129,370	2,264
Yardville National Bancorp	63,450	2,263
TriCo Bancshares	91,101	2,255
^* Virginia Commerce Bancorp, Inc.	99,459	2,208
ITLA Capital Corp.	40,698	2,188
Wilshire Bancorp Inc.	114,319	2,177
PXRE Group Ltd.	526,329	2,168
HomeBanc Corp. REIT	349,814	2,151
Heartland Financial USA, Inc.	83,672	2,149
BancFirst Corp.	45,381	2,120
U.S.B. Holding Co., Inc.	94,893	2,093
NetBank, Inc.	339,360	2,053
Center Financial Corp.	83,596	1,988
* Asset Acceptance Capital Corp.	121,754	1,979
Bristol West Holdings, Inc.	132,668	1,930
Oriental Financial Group Inc.	161,175	1,921
Peoples Bancorp, Inc.	65,679	1,920
^* Affordable Residential Communities REIT	195,262	1,892
Great Southern Bancorp, Inc.	64,573	1,815
First Bancorp (NC)	88,337	1,800
^* MarketAxess Holdings, Inc.	171,904	1,800
* Primus Guaranty, Ltd.	141,115	1,709
Advanta Corp. Class A	50,191	1,705
Arrow Financial Corp.	66,327	1,682
^ Lakeland Bancorp, Inc.	112,501	1,607
Gamco Investors Inc. Class A	42,108	1,603
* James River Group Inc.	54,554	1,601
R & G Financial Corp. Class B	205,639	1,532
Direct General Corp.	111,281	1,498
* Wauwatosa Holdings, Inc.	84,551	1,492
Aames Investment Corp. REIT	313,920	1,460
^* First Acceptance Corp.	121,540	1,396
Republic Bancorp, Inc. Class A	63,361	1,340
OceanFirst Financial Corp.	59,784	1,282
Baldwin & Lyons, Inc. Class B	52,805	1,279
* United PanAm Financial Corp.	75,049	1,162
* Encore Capital Group, Inc.	89,454	1,161
Charter Financial Corp.	28,806	1,152
Clifton Savings Bancorp, Inc.	99,388	1,115
National Interstate Corp.	41,476	1,020
Royal Bancshares of Pennsylvania, Inc.	34,593	937
Crawford & Co. Class B	70,487	479
Urstadt Biddle Properties REIT	20,081	344
Trizec Properties, Inc. REIT	11	-
* CSF Holdings Inc. Contingent Litigation Rights	29,125	-

		2,851,363

Health Care (10.3%)
* Covance, Inc.	461,360	30,625
Dade Behring Holdings Inc.	569,523	22,872
* ResMed Inc.	547,876	22,052
* VCA Antech, Inc.	604,025	21,781
* IDEXX Laboratories Corp.	229,117	20,882
* Cerner Corp.	450,126	20,436
* Respironics, Inc.	528,598	20,409
* Cytyc Corp.	830,458	20,330
* Edwards Lifesciences Corp.	427,838	19,933
* Advanced Medical Optics, Inc.	498,512	19,716
* Gen-Probe Inc.	374,275	17,550
PerkinElmer, Inc.	919,029	17,397
Cooper Cos., Inc.	308,309	16,495
* Pediatrix Medical Group, Inc.	352,855	16,090
^* OSI Pharmaceuticals, Inc.	413,929	15,535
* PDL BioPharma Inc.	790,845	15,184
Mentor Corp.	288,472	14,536
* Hologic, Inc.	331,163	14,412
* Techne Corp.	272,454	13,857
* Sierra Health Services, Inc.	366,178	13,856
Valeant Pharmaceuticals International	676,333	13,378
* LifePoint Hospitals, Inc.	375,865	13,276
* WellCare Health Plans Inc.	234,282	13,267
* Andrx Group	536,501	13,107
Medicis Pharmaceutical Corp.	396,412	12,824
* Psychiatric Solutions, Inc.	364,345	12,421
STERIS Corp.	493,229	11,867
* Magellan Health Services, Inc.	268,884	11,454
* ICOS Corp.	451,686	11,319
Brookdale Senior Living Inc.	241,130	11,193
* AMERIGROUP Corp.	375,448	11,094
* Immucor Inc.	484,768	10,864
* Healthways, Inc.	237,821	10,607
* Affymetrix, Inc.	490,547	10,576
* Alkermes, Inc.	665,832	10,553
* Varian, Inc.	224,212	10,285
* Human Genome Sciences, Inc.	859,841	9,923
* Sunrise Senior Living, Inc.	330,292	9,866
Perrigo Co.	578,482	9,817
* Illumina, Inc.	295,863	9,775
* MGI Pharma, Inc.	566,635	9,752
* PSS World Medical, Inc.	487,486	9,745
* Ventana Medical Systems, Inc.	238,207	9,726
Owens & Minor, Inc. Holding Co.	291,220	9,578
* Bio-Rad Laboratories, Inc. Class A	132,735	9,388
^* Nektar Therapeutics	650,121	9,368
* American Medical Systems Holdings, Inc.	507,358	9,351
West Pharmaceutical Services, Inc.	234,620	9,214
* Medarex, Inc.	844,018	9,065
* Haemonetics Corp.	193,347	9,049
* ArthroCare Corp.	189,830	8,895
* BioMarin Pharmaceutical Inc.	619,734	8,819
* Kindred Healthcare, Inc.	290,313	8,631
* Cubist Pharmaceuticals, Inc.	394,723	8,581
* United Therapeutics Corp.	162,270	8,526
* Kos Pharmaceuticals, Inc.	171,544	8,478
* Intermagnetics General Corp.	307,768	8,325
* United Surgical Partners International, Inc.	322,934	8,018
* Theravance, Inc.	291,281	7,876
* Kyphon Inc.	208,919	7,818
* LifeCell Corp.	242,608	7,817
* The Medicines Co.	345,301	7,790
* Alexion Pharmaceuticals, Inc.	229,129	7,786
* Applera Corp.-Celera Genomics Group	559,017	7,782
* Allscripts Healthcare Solutions, Inc.	341,353	7,663
* Dionex Corp.	146,308	7,453
* Inverness Medical Innovations, Inc.	209,612	7,286
Alpharma, Inc. Class A	310,600	7,265
^ PolyMedica Corp.	168,025	7,193
* Myriad Genetics, Inc.	285,878	7,047
* Myogen, Inc.	199,981	7,015
* DJ Orthopedics Inc.	165,455	6,871
* Nuvelo, Inc.	376,068	6,859
^* Telik, Inc.	379,793	6,757
* Genesis Healthcare Corp.	141,333	6,732
* inVentiv Health, Inc.	210,088	6,729
* Digene Corp.	151,822	6,551
* PAREXEL International Corp.	197,271	6,528
* Adams Respiratory Therapeutics, Inc.	177,945	6,511
* Viasys Healthcare Inc.	234,732	6,394
* HealthExtras, Inc.	220,002	6,228
Chemed Corp.	191,340	6,173
* Apria Healthcare Group Inc.	308,286	6,086
LCA-Vision Inc.	143,584	5,931
* Eclipsys Corp.	322,569	5,777
* ViroPharma Inc.	473,463	5,762
* Regeneron Pharmaceuticals, Inc.	356,523	5,594
* Biosite Inc.	118,892	5,496
* Per-Se Technologies, Inc.	240,481	5,478
* Wright Medical Group, Inc.	223,673	5,424
* Conor Medsystems, Inc.	229,114	5,400
* K-V Pharmaceutical Co. Class A	225,195	5,337
^* Onyx Pharmaceuticals, Inc.	300,109	5,189
Analogic Corp.	100,331	5,149
* Centene Corp.	312,928	5,145
^* Palomar Medical Technologies, Inc.	119,908	5,060
* Exelixis, Inc.	579,315	5,046
* Integra LifeSciences Holdings	134,249	5,032
^* Martek Biosciences Corp.	233,221	5,017
Invacare Corp.	212,108	4,989
* AmSurg Corp.	216,127	4,811
* Thoratec Corp.	305,579	4,770
* Orthofix International NV	104,702	4,761
* AMN Healthcare Services, Inc.	199,685	4,743
* Par Pharmaceutical Cos. Inc.	254,854	4,649
^* Foxhollow Technologies Inc.	135,505	4,633
^* Amedisys Inc.	115,685	4,589
* Salix Pharmaceuticals, Ltd.	337,534	4,577
^* CV Therapeutics, Inc.	402,192	4,480
* The TriZetto Group, Inc.	294,212	4,454
* Align Technology, Inc.	386,720	4,401
* CONMED Corp.	203,819	4,303
* Matria Healthcare, Inc.	152,077	4,226
* ICU Medical, Inc.	92,913	4,226
* Noven Pharmaceuticals, Inc.	172,122	4,152
Arrow International, Inc.	129,969	4,134
* Adolor Corp.	295,994	4,105
* Zymogenetics, Inc.	241,814	4,079
Cambrex Corp.	194,732	4,033
^* Pharmion Corp.	185,762	4,003
* Sciele Pharma, Inc.	205,306	3,868
^* MannKind Corp.	201,337	3,825
^* SurModics, Inc.	108,409	3,807
Meridian Bioscience Inc.	161,360	3,794
^* AtheroGenics, Inc.	286,024	3,767
* Conceptus, Inc.	211,944	3,749
* Progenics Pharmaceuticals, Inc.	157,433	3,693
* Arena Pharmaceuticals, Inc.	306,237	3,669
* Isis Pharmaceuticals, Inc.	501,354	3,600
* Molina Healthcare Inc.	101,394	3,585
* Greatbatch, Inc.	158,025	3,575
* Odyssey Healthcare, Inc.	250,906	3,558
* PRA International	125,760	3,357
* SonoSite, Inc.	118,106	3,354
Landauer, Inc.	65,726	3,336
* Keryx Biopharmaceuticals, Inc.	281,072	3,325
Vital Signs, Inc.	57,188	3,237
^* InterMune Inc.	195,171	3,205
* Cross Country Healthcare, Inc.	186,602	3,172
Datascope Corp.	93,188	3,119
^* Geron Corp.	476,922	2,990
* Dendrite International, Inc.	300,868	2,942
* Neurocrine Biosciences, Inc.	272,680	2,931
* Gentiva Health Services, Inc.	174,993	2,877
* Connetics Corp.	246,464	2,686
* OraSure Technologies, Inc.	332,563	2,674
* IntraLase Corp.	133,890	2,639
National Healthcare Corp.	48,915	2,628
* Enzon Pharmaceuticals, Inc.	318,363	2,626
Sirona Dental Systems Inc.	78,047	2,570
^* Cyberonics, Inc.	145,828	2,556
* Merit Medical Systems, Inc.	187,815	2,551
* Nabi Biopharmaceuticals	434,964	2,514
* Zoll Medical Corp.	69,824	2,506
^* Pharmanet Development Group, Inc.	127,737	2,482
* Radiation Therapy Services, Inc.	83,945	2,454
* Symbion, Inc.	132,308	2,429
^* Enzo Biochem, Inc.	198,555	2,420
^* New River Pharmaceuticals Inc.	93,453	2,405
* Kensey Nash Corp.	79,471	2,326
* Tanox, Inc.	195,865	2,315
* eResearch Technology, Inc.	285,387	2,314
^* Dendreon Corp.	516,938	2,311
* Symmetry Medical Inc.	151,426	2,285
* Incyte Corp.	514,371	2,176
* Molecular Devices Corp.	116,913	2,162
^* ev3 Inc.	123,137	2,095
^* deCODE genetics, Inc.	359,668	1,978
^* ARIAD Pharmaceuticals, Inc.	451,301	1,968
* Aspect Medical Systems, Inc.	114,402	1,953
^* Encysive Pharmaceuticals, Inc.	425,862	1,831
^* Momenta Pharmaceuticals, Inc.	134,983	1,825
* Rigel Pharmaceuticals, Inc.	170,518	1,751
^* Cell Genesys, Inc.	381,989	1,746
* Diversa Corp.	205,022	1,644
* RehabCare Group, Inc.	122,980	1,611
^* Idenix Pharmaceuticals Inc.	162,929	1,580
* Albany Molecular Research, Inc.	165,858	1,552
* Panacos Pharmaceuticals Inc.	310,859	1,542
* Bruker BioSciences Corp.	219,716	1,540
Young Innovations, Inc.	42,123	1,515
* Maxygen Inc.	169,638	1,410
* Lexicon Genetics Inc.	350,346	1,321
* NPS Pharmaceuticals Inc.	336,890	1,284
* VistaCare, Inc.	120,263	1,251
* K-V Pharmaceutical Co. Class B	51,799	1,231
^* Coley Pharmaceutical Group	103,714	1,184
* Merge Technologies, Inc.	158,113	1,088
^* Discovery Laboratories, Inc.	426,920	909
* Alliance Imaging, Inc.	109,347	854
^* GTx, Inc.	89,544	827
^* NitroMed, Inc.	173,619	550
^* Threshold Pharmaceuticals, Inc.	149,423	384

		1,293,876

Industrials (15.5%)
Roper Industries Inc.	629,944	28,184
Harsco Corp.	305,057	23,688
Ryder System, Inc.	443,528	22,922
Ametek, Inc.	515,859	22,466
* Thomas & Betts Corp.	452,651	21,596
* Stericycle, Inc.	305,790	21,341
Donaldson Co., Inc.	564,139	20,817
* Flowserve Corp.	410,701	20,777
* Wesco International, Inc.	351,520	20,399
The Manitowoc Co., Inc.	444,684	19,917
Graco, Inc.	498,247	19,462
* Foster Wheeler Ltd.	493,346	19,038
* Corrections Corp. of America	436,003	18,857
Carlisle Co., Inc.	223,214	18,772
The Brink's Co.	351,093	18,629
* Covanta Holding Corp.	857,906	18,471
Trinity Industries, Inc.	573,537	18,451
Landstar System, Inc.	428,273	18,287
* Continental Airlines, Inc. Class B	635,852	18,001
Con-way, Inc.	375,748	16,841
IDEX Corp.	387,425	16,679
* AGCO Corp.	657,153	16,659
Laidlaw International Inc.	608,565	16,632
Herman Miller, Inc.	481,498	16,472
Kennametal, Inc.	287,293	16,275
The Timken Co.	544,326	16,210
* YRC Worldwide, Inc.	418,790	15,512
GATX Corp.	370,340	15,321
JLG Industries, Inc.	771,048	15,274
* US Airways Group Inc.	344,172	15,257
Adesa, Inc.	654,738	15,131
Acuity Brands, Inc.	326,995	14,846
* Copart, Inc.	525,115	14,803
Crane Co.	353,048	14,757
Teleflex Inc.	262,979	14,632
* URS Corp.	372,081	14,470
Lincoln Electric Holdings, Inc.	261,960	14,264
HNI Corp.	340,039	14,139
* Armor Holdings, Inc.	244,618	14,024
* General Cable Corp.	366,483	14,003
MSC Industrial Direct Co., Inc. Class A	342,403	13,949
* Shaw Group, Inc.	580,921	13,733
Alexander & Baldwin, Inc.	306,078	13,581
^ Walter Industries, Inc.	315,710	13,474
Avis Budget Group, Inc.	726,145	13,281
* American Commercial Lines Inc.	223,233	13,271
* Genlyte Group, Inc.	183,999	13,101
Granite Construction Co.	243,564	12,994
* Quanta Services, Inc.	767,908	12,947
IKON Office Solutions, Inc.	953,292	12,812
* Kansas City Southern	464,518	12,686
DRS Technologies, Inc.	289,689	12,651
* Gardner Denver Inc.	379,121	12,541
* EMCOR Group, Inc.	227,808	12,493
Washington Group International, Inc.	211,020	12,421
The Toro Co.	294,261	12,409
Florida East Coast Industries, Inc. Class A	216,952	12,384
* Waste Connections, Inc.	323,348	12,258
* United Rentals, Inc.	518,421	12,053
Brady Corp. Class A	341,694	12,014
* Navistar International Corp.	461,149	11,907
* BE Aerospace, Inc.	562,619	11,866
Belden CDT Inc.	308,592	11,797
UTI Worldwide, Inc.	418,296	11,700
CLARCOR Inc.	376,803	11,489
* West Corp.	230,218	11,120
Skywest, Inc.	439,646	10,780
* United Stationers, Inc.	229,864	10,691
* PHH Corp.	387,974	10,630
* Energy Conversion Devices, Inc.	283,392	10,497
Briggs & Stratton Corp.	371,464	10,234
Lennox International Inc.	441,695	10,115
Watson Wyatt & Co. Holdings	245,778	10,057
^* JetBlue Airways Corp.	1,072,429	9,941
Actuant Corp.	198,415	9,941
* Kirby Corp.	316,188	9,906
Bucyrus International, Inc.	229,112	9,719
* Hexcel Corp.	678,078	9,595
Mueller Industries Inc.	268,652	9,448
* IHS Inc. Class A	293,242	9,407
* Teledyne Technologies, Inc.	235,732	9,335
* Alaska Air Group, Inc.	243,408	9,259
Regal-Beloit Corp.	212,355	9,237
Wabtec Corp.	335,076	9,091
* Moog Inc.	257,413	8,922
* Resources Connection, Inc.	331,634	8,884
Curtiss-Wright Corp.	286,603	8,698
* NCI Building Systems, Inc.	148,888	8,661
* ESCO Technologies Inc.	187,274	8,622
* EGL, Inc.	234,433	8,543
Banta Corp.	174,418	8,302
Nordson Corp.	207,918	8,288
* Acco Brands Corp.	369,558	8,226
Watsco, Inc.	174,518	8,030
* Dollar Thrifty Automotive Group, Inc.	178,932	7,975
* Swift Transportation Co., Inc.	324,967	7,708
* Ceradyne, Inc.	185,650	7,628
Simpson Manufacturing Co.	281,991	7,622
Kaydon Corp.	204,953	7,587
Mine Safety Appliances Co.	212,780	7,583
Pacer International, Inc.	273,082	7,581
* Navigant Consulting, Inc.	377,433	7,571
Woodward Governor Co.	225,592	7,566
Arkansas Best Corp.	175,502	7,552
* Orbital Sciences Corp.	401,994	7,545
Werner Enterprises, Inc.	398,622	7,458
Heartland Express, Inc.	465,009	7,291
* FTI Consulting, Inc.	290,105	7,270
* Tetra Tech, Inc.	417,208	7,268
* Mobile Mini, Inc.	254,102	7,219
Forward Air Corp.	217,294	7,190
John H. Harland Co.	196,772	7,172
Applied Industrial Technology, Inc.	291,201	7,105
Knight Transportation, Inc.	405,230	6,869
Valmont Industries, Inc.	129,191	6,750
UAP Holding Corp.	313,865	6,707
Steelcase Inc.	420,330	6,595
* Cenveo Inc.	347,843	6,546
Franklin Electric, Inc.	123,154	6,544
* Old Dominion Freight Line, Inc.	217,528	6,532
* The Advisory Board Co.	129,118	6,523
* AirTran Holdings, Inc.	655,959	6,507
* Korn/Ferry International	307,583	6,441
Deluxe Corp.	372,226	6,365
* Genesee & Wyoming Inc. Class A	272,215	6,321
* AAR Corp.	264,605	6,308
* Labor Ready, Inc.	394,838	6,290
* American Reprographics Co.	195,584	6,270
* Esterline Technologies Corp.	184,350	6,224
Albany International Corp.	192,642	6,130
Baldor Electric Co.	198,641	6,124
* Beacon Roofing Supply, Inc.	301,058	6,093
Universal Forest Products, Inc.	121,655	5,967
* Hub Group, Inc.	261,218	5,951
* School Specialty, Inc.	166,408	5,873
* NCO Group, Inc.	222,798	5,842
Watts Water Technologies, Inc.	183,854	5,839
Administaff, Inc.	171,355	5,775
* Amerco, Inc.	77,539	5,750
Knoll, Inc.	283,353	5,724
ABM Industries Inc.	304,497	5,712
A.O. Smith Corp.	144,337	5,691
* Jacuzzi Brands, Inc.	563,036	5,625
NACCO Industries, Inc. Class A	41,056	5,580
Viad Corp.	154,772	5,480
* Consolidated Graphics, Inc.	89,476	5,384
* CoStar Group, Inc.	129,490	5,351
G & K Services, Inc. Class A	146,589	5,340
Federal Signal Corp.	350,134	5,340
* Coinstar, Inc.	181,732	5,230
* Global Cash Access, Inc.	328,119	4,951
Triumph Group, Inc.	115,887	4,908
* Heidrick & Struggles International, Inc.	135,173	4,866
* Infrasource Services Inc.	276,173	4,847
Freightcar America Inc.	91,341	4,841
* Insituform Technologies Inc. Class A	197,238	4,789
Rollins, Inc.	224,264	4,734
Healthcare Services Group, Inc.	187,617	4,720
* GenCorp, Inc.	365,016	4,687
Barnes Group, Inc.	263,926	4,635
* EnPro Industries, Inc.	153,140	4,603
* II-VI, Inc.	180,838	4,506
* Griffon Corp.	183,859	4,389
* Interline Brands, Inc.	175,752	4,338
* Teletech Holdings Inc.	277,091	4,331
^* Encore Wire Corp.	118,280	4,174
* GrafTech International Ltd.	713,802	4,169
* K&F Industries Holdings	215,504	4,047
Ameron International Corp.	60,352	4,010
* Clean Harbors Inc.	90,995	3,963
* Williams Scotsman International Inc.	185,438	3,961
* Huron Consulting Group Inc.	100,891	3,955
McGrath RentCorp	153,647	3,933
* CRA International Inc.	81,970	3,907
Kelly Services, Inc. Class A	140,977	3,864
ElkCorp	141,094	3,831
^* Medis Technology Ltd.	149,637	3,698
* Power-One, Inc.	499,057	3,613
Raven Industries, Inc.	118,061	3,543
* The Middleby Corp.	45,925	3,539
* Republic Airways Holdings Inc.	227,758	3,535
* Sequa Corp. Class A	37,383	3,509
^* Evergreen Solar, Inc.	407,261	3,380
CIRCOR International, Inc.	109,728	3,352
Bowne & Co., Inc.	233,321	3,332
United Industrial Corp.	62,096	3,322
Cascade Corp.	72,768	3,322
Tredegar Corp.	197,168	3,301
^* Taser International Inc.	426,064	3,264
Horizon Lines Inc.	195,377	3,263
* RBC Bearings Inc.	133,799	3,231
* CBIZ Inc.	437,990	3,197
^ Eagle Bulk Shipping Inc.	195,523	3,144
* Astec Industries, Inc.	123,960	3,130
Wabash National Corp.	226,210	3,097
Apogee Enterprises, Inc.	203,145	3,090
* RailAmerica, Inc.	281,552	3,075
* Spherion Corp.	426,152	3,047
* Perini Corp.	142,239	2,970
* Kforce Inc.	244,161	2,913
^ HEICO Corp.	84,902	2,912
^* American Science & Engineering, Inc.	59,304	2,877
American Woodmark Corp.	83,789	2,823
Kaman Corp. Class A	156,738	2,823
Tennant Co.	114,151	2,778
* Kenexa Corp.	109,738	2,768
EDO Corp.	118,232	2,705
* Commercial Vehicle Group Inc.	138,062	2,659
Robbins & Myers, Inc.	85,722	2,651
The Greenbrier Cos., Inc.	91,125	2,644
Ennis, Inc.	120,364	2,606
TAL International Group, Inc.	119,747	2,540
* EnerSys	152,100	2,440
^* FuelCell Energy, Inc.	319,677	2,433
* ABX Air, Inc.	424,181	2,384
* Electro Rent Corp.	138,593	2,357
* Diamond Management and Technology	211,339	2,354
* LECG Corp.	123,495	2,317
* Argon ST, Inc.	96,316	2,309
Cubic Corp.	116,661	2,284
* ExpressJet Holdings, Inc.	333,128	2,202
* Volt Information Sciences Inc.	61,402	2,183
^* Frontier Airlines Holdings, Inc.	264,355	2,181
Standex International Corp.	76,767	2,140
Genco Shipping and Trading Ltd.	92,779	2,102
^* Trex Co., Inc.	86,649	2,093
Bluelinx Holdings Inc.	210,896	2,008
CDI Corp.	93,623	1,939
Central Parking Corp.	116,614	1,924
* Pike Electric Corp.	128,696	1,918
Lawson Products, Inc.	45,691	1,915
^* A.S.V., Inc.	127,865	1,906
* MTC Technologies, Inc.	75,118	1,806
^* Plug Power, Inc.	437,497	1,781
* Accuride Corp.	161,157	1,774
* Hudson Highland Group, Inc.	177,678	1,741
Schawk, Inc.	95,487	1,740
* Builders FirstSource, Inc.	110,081	1,677
* Tecumseh Products Co. Class A	108,249	1,646
Vicor Corp.	131,644	1,519
^* TurboChef Technologies, Inc.	102,693	1,427
^* Ionatron Inc.	226,174	1,088
^* Sirva Inc.	348,319	927
The Standard Register Co.	69,145	913
HEICO Corp. Class A	28,694	834
^* Sea Containers Ltd. Class A	187,580	219
* Tecumseh Products Co. Class B	7,692	115

		1,955,959

Information Technology (15.3%)
* Integrated Device Technology Inc.	1,454,425	23,358
Global Payments Inc.	491,890	21,648
* Convergys Corp.	1,019,739	21,058
* Synopsys, Inc.	1,043,519	20,578
* salesforce.com, Inc.	566,765	20,336
* Mettler-Toledo International Inc.	296,190	19,593
* Atmel Corp.	3,180,471	19,210
* Avnet, Inc.	959,573	18,827
* Trimble Navigation Ltd.	397,048	18,693
* Agere Systems Inc.	1,230,950	18,378
Reynolds & Reynolds Class A	462,846	18,287
* Cypress Semiconductor Corp.	1,014,107	18,021
MoneyGram International, Inc.	615,399	17,883
Fair Isaac, Inc.	474,661	17,358
* Vishay Intertechnology, Inc.	1,236,155	17,356
* Ciena Corp.	610,367	16,633
* Fairchild Semiconductor International, Inc.	885,652	16,562
* Sybase, Inc.	654,187	15,857
* F5 Networks, Inc.	294,284	15,809
* Polycom, Inc.	634,362	15,561
* Varian Semiconductor Equipment Associates, Inc.	415,373	15,244
* Hyperion Solutions Corp.	430,325	14,838
Acxiom Corp.	600,400	14,806
* Tech Data Corp.	403,655	14,746
* Digital River, Inc.	287,814	14,713
* Parametric Technology Corp.	809,848	14,140
* Brocade Communications Systems, Inc.	1,991,205	14,058
* CommScope, Inc.	421,195	13,840
* MICROS Systems, Inc.	282,463	13,818
Anixter International Inc.	240,418	13,576
* THQ Inc.	465,338	13,574
* Interdigital Communications Corp.	395,326	13,481
* FormFactor Inc.	314,754	13,261
* Foundry Networks, Inc.	1,004,879	13,214
* FLIR Systems, Inc.	478,323	12,991
* ADC Telecommunications, Inc.	852,508	12,788
* 3Com Corp.	2,846,280	12,552
* Benchmark Electronics, Inc.	466,617	12,543
Jack Henry & Associates Inc.	569,573	12,400
* Cymer, Inc.	281,700	12,369
* TIBCO Software Inc.	1,375,560	12,353
* CACI International, Inc.	221,097	12,163
ADTRAN Inc.	502,407	11,977
* ValueClick, Inc.	632,553	11,728
* Tessera Technologies, Inc.	334,859	11,646
* MPS Group, Inc.	749,174	11,320
^* Cree, Inc.	558,337	11,228
FactSet Research Systems Inc.	229,506	11,147
* Emulex Corp.	612,702	11,133
* aQuantive, Inc.	469,853	11,098
* Rambus Inc.	634,110	11,059
National Instruments Corp.	404,372	11,056
* Andrew Corp.	1,161,586	10,721
* WebEx Communications, Inc.	273,892	10,687
* FileNet Corp.	305,925	10,655
* Avocent Corp.	352,896	10,629
* Avid Technology, Inc.	291,746	10,625
* Silicon Laboratories Inc.	342,245	10,616
* RF Micro Devices, Inc.	1,385,134	10,499
* ANSYS, Inc.	236,666	10,456
* BearingPoint, Inc.	1,320,881	10,382
* Itron, Inc.	184,227	10,280
Imation Corp.	254,175	10,205
* Equinix, Inc.	165,701	9,959
* CNET Networks, Inc.	1,037,795	9,942
* Palm, Inc.	671,750	9,781
* Intermec, Inc.	367,526	9,688
* Electronics for Imaging, Inc.	420,452	9,620
* BISYS Group, Inc.	880,532	9,563
* j2 Global Communications, Inc.	343,554	9,334
* Transaction Systems Architects, Inc.	271,271	9,310
^* Sonus Networks, Inc.	1,738,003	9,142
* Microsemi Corp.	482,154	9,089
* Perot Systems Corp.	646,672	8,918
* PMC Sierra Inc.	1,500,016	8,910
* Arris Group Inc.	776,904	8,903
* Macrovision Corp.	375,372	8,893
* Gartner, Inc. Class A	498,106	8,762
* CSG Systems International, Inc.	330,953	8,747
* Entegris Inc.	799,534	8,723
* RealNetworks, Inc.	813,743	8,634
* SRA International, Inc.	283,008	8,507
^* SiRF Technology Holdings, Inc.	354,435	8,503
* VeriFone Holdings, Inc.	296,245	8,458
Technitrol, Inc.	280,244	8,365
* ON Semiconductor Corp.	1,420,776	8,354
* Intergraph Corp.	191,702	8,220
* Mentor Graphics Corp.	583,768	8,219
* Trident Microsystems, Inc.	352,558	8,200
* eFunds Corp.	337,843	8,169
* Internet Security Systems, Inc.	293,031	8,135
* Informatica Corp.	594,185	8,075
* Nuance Communications, Inc.	976,826	7,981
* ATMI, Inc.	273,147	7,940
* Kronos, Inc.	232,528	7,927
* Rogers Corp.	126,747	7,827
* Coherent, Inc.	225,096	7,802
Cognex Corp.	306,722	7,748
* Progress Software Corp.	296,290	7,704
* Websense, Inc.	349,615	7,555
* Silicon Image, Inc.	592,183	7,533
* Global Imaging Systems, Inc.	340,052	7,505
* MicroStrategy Inc.	73,435	7,478
* Digital Insight Corp.	253,399	7,430
^* Take-Two Interactive Software, Inc.	520,220	7,418
* Quest Software, Inc.	515,599	7,363
* Insight Enterprises, Inc.	350,243	7,219
* Wright Express Corp.	293,101	7,052
* EarthLink, Inc.	963,277	7,003
* Conexant Systems, Inc.	3,481,383	6,963
* Komag, Inc.	211,986	6,775
* Rofin-Sinar Technologies Inc.	111,418	6,771
* Semtech Corp.	529,822	6,761
* Brooks Automation, Inc.	515,406	6,726
* Lawson Softward, Inc.	917,530	6,652
^* UTStarcom, Inc.	745,604	6,614
* Diodes Inc.	148,112	6,394
* Plexus Corp.	332,407	6,382
* Openwave Systems Inc.	680,500	6,369
* Dycom Industries, Inc.	293,079	6,301
* Digitas Inc.	654,035	6,292
* Applied Micro Circuits Corp.	2,145,684	6,201
* Skyworks Solutions, Inc.	1,163,444	6,038
Plantronics, Inc.	342,126	5,997
* Wind River Systems Inc.	558,039	5,977
* Advent Software, Inc.	164,482	5,956
^* Finisar Corp.	1,622,715	5,890
^* Spansion Inc. Class A	348,637	5,812
* Zoran Corp.	356,189	5,728
* Tekelec	438,393	5,682
United Online, Inc.	464,255	5,655
* Lattice Semiconductor Corp.	828,736	5,652
* ScanSource, Inc.	185,791	5,635
* Littelfuse, Inc.	161,927	5,619
* Aeroflex, Inc.	545,745	5,610
* Euronet Worldwide, Inc.	228,187	5,602
Blackbaud, Inc.	253,308	5,570
* Opsware, Inc.	615,513	5,546
* Powerwave Technologies, Inc.	729,413	5,544
* Comtech Telecommunications Corp.	165,544	5,542
* Redback Networks Inc.	397,626	5,519
* Rackable Systems Inc.	201,069	5,503
* OmniVision Technologies, Inc.	384,817	5,491
Talx Corp.	222,689	5,460
* Sycamore Networks, Inc.	1,417,674	5,359
* Paxar Corp.	267,935	5,353
* TriQuint Semiconductor, Inc.	1,024,948	5,330
* MKS Instruments, Inc.	261,289	5,307
* McDATA Corp. Class A	1,053,998	5,302
* Brightpoint, Inc.	367,445	5,225
* Dolby Laboratories Inc.	262,254	5,206
* Axcelis Technologies, Inc.	733,984	5,182
* Cabot Microelectronics Corp.	177,092	5,104
* KEMET Corp.	630,031	5,084
* DSP Group Inc.	219,596	5,018
* NETGEAR, Inc.	240,601	4,954
Black Box Corp.	126,978	4,942
* Keane, Inc.	338,537	4,878
Quality Systems, Inc.	125,679	4,875
* Manhattan Associates, Inc.	199,114	4,807
* Blackboard Inc.	180,753	4,790
* Epicor Software Corp.	358,455	4,699
* Checkpoint Systems, Inc.	283,922	4,688
Daktronics, Inc.	225,977	4,675
* Newport Corp.	279,154	4,550
Park Electrochemical Corp.	138,653	4,393
* Micrel, Inc.	456,690	4,380
* SonicWALL, Inc.	398,362	4,350
* ManTech International Corp.	131,757	4,349
* Electro Scientific Industries, Inc.	210,678	4,340
MTS Systems Corp.	132,596	4,288
* ViaSat, Inc.	169,401	4,249
* Witness Systems, Inc.	242,134	4,245
* Open Solutions Inc.	146,838	4,230
* Cogent Inc.	307,152	4,217
* Synaptics Inc.	172,334	4,200
* InfoSpace, Inc.	226,288	4,173
Gevity HR, Inc.	182,890	4,166
* Cirrus Logic, Inc.	570,491	4,159
* Advanced Energy Industries, Inc.	243,665	4,152
* Standard Microsystem Corp.	144,626	4,110
* Sykes Enterprises, Inc.	200,953	4,089
* Atheros Communications	223,997	4,061
* Photronics Inc.	285,820	4,039
* Ariba, Inc.	535,964	4,014
* Veeco Instruments, Inc.	197,214	3,974
^* Amkor Technology, Inc.	769,918	3,973
* Harmonic, Inc.	538,781	3,960
* Hutchinson Technology, Inc.	186,084	3,913
* FEI Co.	184,503	3,895
* Hittite Microwave Corp.	86,361	3,843
* Altiris, Inc.	178,753	3,770
* DealerTrack Holdings Inc.	168,000	3,714
* The Ultimate Software Group, Inc.	155,983	3,670
MAXIMUS, Inc.	140,418	3,665
* Adaptec, Inc.	828,153	3,652
* Kulicke & Soffa Industries, Inc.	411,004	3,633
^ Heartland Payment Systems, Inc.	138,320	3,596
* TTM Technologies, Inc.	302,742	3,542
* Sapient Corp.	633,056	3,450
* Exar Corp.	258,490	3,435
CTS Corp.	247,509	3,411
* SafeNet, Inc.	187,235	3,406
* CMGI Inc.	3,174,425	3,365
* Mastec Inc.	303,642	3,361
* SPSS, Inc.	133,071	3,317
* Kanbay International Inc.	157,650	3,241
* Interwoven Inc.	293,635	3,239
* Borland Software Corp.	559,207	3,204
* Verint Systems Inc.	105,576	3,173
* Mattson Technology, Inc.	379,896	3,153
* Lionbridge Technologies, Inc.	412,805	3,150
* Tyler Technologies, Inc.	241,736	3,126
Agilysys, Inc.	221,730	3,113
Inter-Tel, Inc.	143,859	3,107
* JDA Software Group, Inc.	201,020	3,100
^* Gateway, Inc.	1,625,834	3,073
* Extreme Networks, Inc.	840,504	3,051
* Genesis Microchip Inc.	258,347	3,041
* webMethods, Inc.	394,478	3,018
* AMIS Holdings Inc.	317,206	3,010
* Concur Technologies, Inc.	206,425	3,003
* Quantum Corp.	1,367,202	2,981
* Vignette Corp.	215,613	2,919
* Actel Corp.	187,187	2,911
* Silicon Storage Technology, Inc.	674,282	2,778
Cohu, Inc.	155,573	2,774
* Netlogic Microsystems Inc.	108,497	2,753
* Ciber, Inc.	406,002	2,692
* DTS Inc.	126,819	2,686
* Sonic Solutions, Inc.	176,216	2,686
^* Marchex, Inc.	174,978	2,684
* Forrester Research, Inc.	101,706	2,676
* Agile Software Corp.	404,508	2,641
Methode Electronics, Inc. Class A	273,998	2,606
* Excel Technology, Inc.	87,623	2,593
* Covansys Corp.	150,041	2,572
^* Bankrate, Inc.	91,842	2,439
* Asyst Technologies, Inc.	352,163	2,381
* Ixia	266,186	2,372
* TNS Inc.	156,911	2,363
Bel Fuse, Inc. Class B	73,415	2,356
* LTX Corp.	447,832	2,244
* S1 Corp.	486,655	2,243
* SYNNEX Corp.	96,102	2,211
* Ultratech, Inc.	164,637	2,193
* Secure Computing Corp.	342,572	2,168
* Packeteer, Inc.	251,798	2,168
infoUSA Inc.	257,845	2,140
* Magma Design Automation, Inc.	233,720	2,127
* Ness Technologies Inc.	154,583	2,064
^* Universal Display Corp.	180,105	1,987
* Novatel Wireless, Inc.	203,554	1,960
^* L-1 Identity Solutions Inc.	145,597	1,900
* iPass Inc.	399,471	1,870
* OpenTV Corp.	641,291	1,828
* Ditech Networks Inc.	235,474	1,816
* eSPEED, Inc. Class A	197,268	1,815
* Mercury Computer Systems, Inc.	152,854	1,811
^* Echelon Corp.	217,878	1,791
^* Multi-Fineline Electronix, Inc.	70,421	1,787
* InterVoice, Inc.	279,121	1,770
* Credence Systems Corp.	617,713	1,760
* Kopin Corp.	500,026	1,675
* IXYS Corp.	198,466	1,665
* Photon Dynamics, Inc.	123,562	1,640
* Metrologic Instruments, Inc.	90,013	1,635
* NetRatings, Inc.	114,760	1,633
* Blue Coat Systems, Inc.	90,012	1,621
* Ikanos Communications, Inc.	135,575	1,596
* PDF Solutions, Inc.	144,713	1,586
* Advanced Analogic Technologies, Inc.	269,009	1,477
* RightNow Technologies Inc.	92,778	1,448
* EPIQ Systems, Inc.	97,390	1,433
^* PortalPlayer Inc.	124,710	1,407
Syntel, Inc.	60,059	1,360
^* FalconStor Software, Inc.	173,975	1,338
* Jupitermedia Corp.	153,557	1,330
* Presstek, Inc.	231,201	1,246
* SigmaTel Inc.	256,377	1,200
* Ulticom, Inc.	94,228	981
^ Renaissance Learning, Inc.	64,817	928
* Westell Technologies, Inc.	402,730	842
* McDATA Corp. Class B	61,843	305
Bel Fuse, Inc. Class A	2,413	66
* MRO Software Inc.	51	1
* Optical Cable Corp.	953	-

		1,932,266

Materials (5.6%)
Lubrizol Corp.	497,343	22,743
* Crown Holdings, Inc.	1,218,647	22,667
Carpenter Technology Corp.	175,890	18,910
Valspar Corp.	700,762	18,640
Airgas, Inc.	505,194	18,273
FMC Corp.	269,334	17,256
RPM International, Inc.	860,649	16,344
Cabot Corp.	437,836	16,287
Cytec Industries, Inc.	290,873	16,170
Steel Dynamics, Inc.	318,261	16,056
Albemarle Corp.	292,700	15,902
Scotts Miracle-Gro Co.	342,176	15,223
* Titanium Metals Corp.	590,693	14,933
Commercial Metals Co.	725,117	14,742
Louisiana-Pacific Corp.	772,835	14,506
Celanese Corp. Series A	808,198	14,467
* Nalco Holding Co.	780,568	14,456
Reliance Steel & Aluminum Co.	438,805	14,103
Packaging Corp. of America	605,012	14,036
Florida Rock Industries, Inc.	358,728	13,886
AptarGroup Inc.	256,421	13,047
* Oregon Steel Mills, Inc.	260,321	12,722
* Hercules, Inc.	783,385	12,354
Eagle Materials, Inc.	366,482	12,343
Cleveland-Cliffs Inc.	320,041	12,197
* Chaparral Steel Co.	333,478	11,358
* Aleris International Inc.	216,835	10,959
H.B. Fuller Co.	426,654	10,001
* AK Steel Corp.	799,344	9,704
* Coeur d'Alene Mines Corp.	2,009,219	9,463
* OM Group, Inc.	213,207	9,368
Worthington Industries, Inc.	515,021	8,786
Texas Industries, Inc.	168,016	8,747
Bowater Inc.	406,895	8,370
Quanex Corp.	275,732	8,368
Olin Corp.	524,720	8,060
Minerals Technologies, Inc.	145,183	7,753
* RTI International Metals, Inc.	165,367	7,207
* Headwaters Inc.	307,027	7,169
Greif Inc. Class A	84,063	6,734
^* Apex Silver Mines Ltd.	403,097	6,716
Silgan Holdings, Inc.	176,050	6,612
Compass Minerals International	232,104	6,571
Georgia Gulf Corp.	236,583	6,487
Sensient Technologies Corp.	319,881	6,260
Spartech Corp.	233,086	6,240
MacDermid, Inc.	190,187	6,204
^* W.R. Grace & Co.	464,558	6,160
NewMarket Corp.	100,117	5,823
* Century Aluminum Co.	164,684	5,542
Ferro Corp.	307,225	5,462
CF Industries Holdings, Inc.	319,753	5,458
^* Terra Industries, Inc.	691,731	5,333
* PolyOne Corp.	637,976	5,314
Schnitzer Steel Industries, Inc. Class A	164,532	5,189
* Symyx Technologies, Inc.	243,871	5,168
Metal Management, Inc.	178,744	4,976
* Hecla Mining Co.	864,408	4,962
Arch Chemicals, Inc.	173,017	4,922
Rock-Tenn Co.	238,659	4,725
Westlake Chemical Corp.	142,165	4,551
A. Schulman Inc.	192,328	4,522
Wausau Paper Corp.	333,934	4,508
Ryerson Tull, Inc.	188,427	4,125
Gibraltar Industries Inc.	183,701	4,074
AMCOL International Corp.	163,219	4,066
Royal Gold, Inc.	145,342	3,943
Glatfelter	290,309	3,934
* Rockwood Holdings, Inc.	187,838	3,753
Neenah Paper Inc.	107,395	3,676
Deltic Timber Corp.	76,856	3,663
Myers Industries, Inc.	190,277	3,235
* Graphic Packaging Corp.	720,369	2,637
* Stillwater Mining Co.	297,036	2,495
* Buckeye Technology, Inc.	244,630	2,079
Tronox Inc. Class B	160,934	2,055
Schweitzer-Mauduit International, Inc.	106,610	2,023
Chesapeake Corp. of Virginia	136,459	1,953
* Caraustar Industries, Inc.	210,238	1,676
Tronox Inc.	130,021	1,658
American Vanguard Corp.	112,448	1,574
^* Calgon Carbon Corp.	260,261	1,150
^ NL Industries, Inc.	69,625	692

		706,476

Telecommunication Services (1.4%)
^* Level 3 Communications, Inc.	7,240,379	38,736
* Time Warner Telecom Inc.	858,338	16,317
* Leap Wireless International, Inc.	334,678	16,229
* SBA Communications Corp.	635,986	15,474
* NeuStar, Inc. Class A	470,275	13,050
* Cincinnati Bell Inc.	1,799,969	8,676
* Dobson Communications Corp.	1,092,606	7,670
* Broadwing Corp.	568,211	7,171
Commonwealth Telephone Enterprises, Inc.	155,539	6,413
* IDT Corp. Class B	308,405	4,447
* Premiere Global Services, Inc.	496,843	4,313
USA Mobility, Inc.	187,234	4,276
* General Communication, Inc.	335,239	4,154
* Cbeyond Inc.	133,486	3,664
FairPoint Communications, Inc.	203,498	3,541
Iowa Telecommunications Services Inc.	159,052	3,148
^* Covad Communications Group, Inc.	1,987,151	2,961
Consolidated Communications Holdings, Inc.	140,195	2,623
* Syniverse Holdings Inc.	172,184	2,583
North Pittsburgh Systems, Inc.	98,138	2,470
* Cogent Communications Group, Inc.	191,400	2,218
^* Fibertower Corp.	224,491	2,121
Surewest Communications	106,793	2,079
* @ Road, Inc.	286,961	1,676
* IDT Corp.	105,651	1,494
^* InPhonic, Inc.	128,554	1,018
Centennial Communications Corp. Class A	187,301	998
* Wireless Facilities, Inc.	343,184	734

		180,254

Utilities (4.7%)
Northeast Utilities	1,115,147	25,949
OGE Energy Corp.	658,833	23,790
* CMS Energy Corp.	1,605,570	23,184
* Sierra Pacific Resources	1,604,591	23,010
Energen Corp.	506,930	21,225
National Fuel Gas Co.	579,491	21,064
Aqua America, Inc.	957,705	21,012
AGL Resources Inc.	565,881	20,655
Puget Energy, Inc.	844,901	19,205
UGI Corp. Holding Co.	765,645	18,720
Southern Union Co.	692,203	18,281
Great Plains Energy, Inc.	577,038	17,900
Atmos Energy Corp.	590,190	16,850
Hawaiian Electric Industries Inc.	590,798	15,987
* Dynegy, Inc.	2,869,313	15,896
Vectren Corp.	555,396	14,912
Westar Energy, Inc.	633,726	14,899
WPS Resources Corp.	293,301	14,557
Piedmont Natural Gas, Inc.	554,343	14,030
Nicor Inc.	322,709	13,799
PNM Resources Inc.	476,419	13,135
* Aquila, Inc.	2,724,098	11,795
IDACORP, Inc.	310,391	11,736
Peoples Energy Corp.	279,538	11,363
Duquesne Light Holdings, Inc.	569,551	11,197
WGL Holdings Inc.	354,995	11,126
Cleco Corp.	418,461	10,562
New Jersey Resources Corp.	202,802	9,998
Southwest Gas Corp.	289,873	9,659
NorthWestern Corp.	259,357	9,072
UniSource Energy Corp.	254,862	8,495
Avista Corp.	355,427	8,417
Black Hills Corp.	242,359	8,146
ALLETE, Inc.	187,090	8,129
Northwest Natural Gas Co.	200,679	7,883
* El Paso Electric Co.	351,483	7,852
UIL Holdings Corp.	169,586	6,359
South Jersey Industries, Inc.	211,450	6,324
Otter Tail Corp.	203,349	5,946
CH Energy Group, Inc.	114,787	5,908
MGE Energy, Inc.	148,679	4,814
Empire District Electric Co.	214,542	4,801
The Laclede Group, Inc.	146,994	4,716
California Water Service Group	127,079	4,693
American States Water Co.	122,085	4,670
ITC Holdings Corp.	96,407	3,008
SJW Corp.	100,114	2,994
Ormat Technologies Inc.	90,067	2,947

		590,670

Total Common Stocks
(Cost $9,738,482)		12,577,315

Temporary Cash Investments (4.2%)

Money Market Fund (4.2%)

1 Vanguard Market Liquidity Fund, 5.306%	525,808,341	525,808

	Face Amount ($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.150%, 12/26/06	3,000	2,964

Total Temporary Cash Investments
(Cost $528,772)		528,772

Total Investments (103.9%)
(Cost $10,267,254)		13,106,087

Other Assets and Liabilities - Net (-3.9%)		(495,309)

Net Assets (100%)		12,610,778

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $2,964,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $10,267,254,000. Net unrealized appreciation of investment securities for tax purposes was $2,838,833,000, consisting of unrealized gains of $3,440,783,000 on securities that had risen in value since their purchase and $601,950,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	56	20,499	15
E-mini Russell 2000 Index	170	12,446	(28)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid Cap Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (16.3%)
* Office Depot, Inc.	2,038,410	80,925
* Liberty Media Corp. -Capital Series A	950,299	79,416
Hilton Hotels Corp.	2,588,851	72,100
Nordstrom, Inc.	1,506,297	63,716
Newell Rubbermaid, Inc.	1,961,289	55,544
Wendy's International, Inc.	826,417	55,370
Mattel, Inc.	2,759,651	54,365
Genuine Parts Co.	1,223,775	52,781
NTL Inc.	1,945,690	49,479
Pulte Homes, Inc.	1,545,514	49,240
H & R Block, Inc.	2,210,833	48,064
D. R. Horton, Inc.	1,994,056	47,758
Whirlpool Corp.	552,583	46,478
Sherwin-Williams Co.	818,384	45,649
Eastman Kodak Co.	2,035,339	45,592
VF Corp.	622,251	45,393
Centex Corp.	860,036	45,255
Abercrombie & Fitch Co.	623,342	43,310
Black & Decker Corp.	538,608	42,739
Darden Restaurants Inc.	997,792	42,376
* AutoZone Inc.	407,950	42,141
American Eagle Outfitters, Inc.	955,204	41,867
^ Garmin Ltd.	844,906	41,215
* Wyndham Worldwide Corp.	1,428,903	39,966
Michaels Stores, Inc.	889,242	38,718
Lennar Corp. Class A	839,517	37,988
Harman International Industries, Inc.	450,485	37,588
* MGM Mirage, Inc.	910,683	35,963
*^ Sirius Satellite Radio, Inc.	8,956,007	35,018
Royal Caribbean Cruises, Ltd.	901,013	34,968
Cablevision Systems NY Group Class A	1,522,905	34,585
Tiffany & Co.	996,726	33,091
Leggett & Platt, Inc.	1,292,056	32,340
* Lamar Advertising Co. Class A	589,861	31,504
Circuit City Stores, Inc.	1,240,943	31,160
* CarMax, Inc.	746,196	31,124
*^ Interpublic Group of Cos., Inc.	3,091,796	30,609
Family Dollar Stores, Inc.	1,045,816	30,580
E.W. Scripps Co. Class A	629,910	30,192
Liz Claiborne, Inc.	740,710	29,265
Washington Post Co. Class B	39,011	28,751
Dollar General Corp.	2,099,130	28,611
*^ Mohawk Industries, Inc.	383,844	28,577
Polo Ralph Lauren Corp.	437,026	28,271
Foot Locker, Inc.	1,098,406	27,735
PetSmart, Inc.	992,810	27,550
* Chico's FAS, Inc.	1,269,638	27,335
* Expedia, Inc.	1,718,592	26,948
* Discovery Holding Co. Class A	1,800,967	26,042
Jones Apparel Group, Inc.	795,992	25,822
Ross Stores, Inc.	1,014,755	25,785
The Stanley Works	517,178	25,781
Hasbro, Inc.	1,132,792	25,771
Advance Auto Parts, Inc.	749,454	24,687
KB Home	559,336	24,499
*^ Wynn Resorts Ltd.	355,700	24,191
Brinker International, Inc.	599,757	24,044
* XM Satellite Radio Holdings, Inc.	1,826,943	23,549
BorgWarner, Inc.	404,783	23,141
* Toll Brothers, Inc.	820,952	23,052
ServiceMaster Co.	2,055,749	23,045
Williams-Sonoma, Inc.	690,614	22,369
* AutoNation, Inc.	1,063,957	22,237
New York Times Co. Class A	967,497	22,233
* Dollar Tree Stores, Inc.	709,246	21,958
Station Casinos, Inc.	377,553	21,834
Brunswick Corp.	668,876	20,862
* R.H. Donnelley Corp.	369,143	19,528
* NVR, Inc.	35,321	18,897
* Getty Images, Inc.	374,901	18,625
RadioShack Corp.	908,273	17,530
The McClatchy Co. Class A	390,114	16,459
Weight Watchers International, Inc.	355,411	15,759
* Career Education Corp.	690,001	15,525
OSI Restaurant Partners, Inc.	478,071	15,160
Boyd Gaming Corp.	392,920	15,104
Gentex Corp.	1,035,897	14,720
Dow Jones & Co., Inc.	380,297	12,755
* Urban Outfitters, Inc.	702,830	12,433
International Speedway Corp.	209,740	10,453
Regal Entertainment Group Class A	378,369	7,499
* DreamWorks Animation SKG, Inc.	297,528	7,411
Lennar Corp. Class B	63,528	2,669

		2,660,639

Consumer Staples (3.7%)
UST, Inc.	1,143,604	62,704
Whole Foods Market, Inc.	992,626	58,992
Bunge Ltd.	846,315	49,044
SuperValu Inc.	1,449,164	42,968
* Constellation Brands, Inc. Class A	1,414,591	40,712
* Dean Foods Co.	963,835	40,500
The Pepsi Bottling Group, Inc.	1,000,364	35,513
Molson Coors Brewing Co. Class B	498,779	34,366
Estee Lauder Cos. Class A	851,639	34,347
McCormick & Co., Inc.	837,793	31,819
* Energizer Holdings, Inc.	415,197	29,890
Alberto-Culver Co. Class B	557,591	28,209
Tyson Foods, Inc.	1,719,421	27,304
Brown-Forman Corp. Class B	324,079	24,841
Hormel Foods Corp.	536,368	19,299
* Smithfield Foods, Inc.	707,510	19,117
J.M. Smucker Co.	391,088	18,753
PepsiAmericas, Inc.	462,275	9,865

		608,243

Energy (9.2%)
GlobalSantaFe Corp.	1,730,450	86,505
Chesapeake Energy Corp.	2,829,130	81,988
Kinder Morgan, Inc.	757,460	79,420
Hess Corp.	1,787,921	74,056
* National Oilwell Varco Inc.	1,239,754	72,588
Peabody Energy Corp.	1,875,736	68,990
BJ Services Co.	2,277,936	68,634
El Paso Corp.	4,929,355	67,236
* Nabors Industries, Inc.	2,198,003	65,391
Noble Corp.	976,176	62,651
Smith International, Inc.	1,515,990	58,820
Sunoco, Inc.	939,715	58,441
Noble Energy, Inc.	1,255,282	57,228
Murphy Oil Corp.	1,190,108	56,590
* Ultra Petroleum Corp.	1,100,031	52,922
ENSCO International, Inc.	1,089,654	47,760
CONSOL Energy, Inc.	1,311,410	41,611
* Cameron International Corp.	818,509	39,542
Pioneer Natural Resources Co.	916,372	35,848
* Southwestern Energy Co.	1,188,059	35,487
* Grant Prideco, Inc.	927,953	35,290
* Newfield Exploration Co.	911,452	35,127
Diamond Offshore Drilling, Inc.	457,541	33,112
* Pride International, Inc.	1,147,679	31,469
Patterson-UTI Energy, Inc.	1,215,513	28,881
Tesoro Petroleum Corp.	484,910	28,115
Arch Coal, Inc.	912,967	26,394
Rowan Cos., Inc.	779,437	24,654
Cimarex Energy Co.	583,728	20,541
Pogo Producing Co.	409,495	16,769
* CNX Gas Corp.	214,392	4,967

		1,497,027

Financials (21.4%)
ProLogis REIT	1,735,613	99,034
T. Rowe Price Group Inc.	1,787,505	85,532
Archstone-Smith Trust REIT	1,514,361	82,442
Host Marriott Corp. REIT	3,483,380	79,874
Boston Properties, Inc. REIT	768,423	79,409
Public Storage, Inc. REIT	892,020	76,705
General Growth Properties Inc. REIT	1,537,399	73,257
Ameriprise Financial, Inc.	1,558,418	73,090
CIT Group Inc.	1,412,417	68,686
Kimco Realty Corp. REIT	1,533,401	65,737
* E*TRADE Financial Corp.	2,719,254	65,045
Avalonbay Communities, Inc. REIT	527,047	63,456
Sovereign Bancorp, Inc.	2,665,387	57,332
Zions Bancorp	714,280	57,007
Cincinnati Financial Corp.	1,166,414	56,058
Synovus Financial Corp.	1,829,533	53,733
Hudson City Bancorp, Inc.	3,903,098	51,716
Safeco Corp.	844,638	49,775
Compass Bancshares Inc.	869,331	49,534
Fidelity National Financial, Inc.	1,176,481	49,000
Commerce Bancorp, Inc.	1,239,965	45,519
Torchmark Corp.	711,152	44,881
Everest Re Group, Ltd.	460,072	44,871
Plum Creek Timber Co. Inc. REIT	1,299,215	44,225
Developers Diversified Realty Corp. REIT	777,332	43,344
Assurant, Inc.	777,012	41,500
UnumProvident Corp.	2,121,800	41,142
W.R. Berkley Corp.	1,158,714	41,007
TD Ameritrade Holding Corp.	2,160,513	40,726
Huntington Bancshares Inc.	1,651,270	39,515
The Macerich Co. REIT	508,725	38,846
^ American Capital Strategies, Ltd.	967,573	38,190
Apartment Investment & Management Co. Class A REIT	688,773	37,476
MGIC Investment Corp.	619,667	37,161
Popular, Inc.	1,874,115	36,433
Duke Realty Corp. REIT	955,895	35,703
* Realogy Corp.	1,571,919	35,651
Radian Group, Inc.	584,019	35,041
AMB Property Corp. REIT	623,715	34,373
Old Republic International Corp.	1,547,529	34,278
SL Green Realty Corp. REIT	306,388	34,224
iStar Financial Inc. REIT	802,849	33,479
Regency Centers Corp. REIT	486,127	33,426
* CB Richard Ellis Group, Inc.	1,338,633	32,930
Mercantile Bankshares Corp.	886,892	32,168
First Horizon National Corp.	829,776	31,540
^ Allied Capital Corp.	1,023,766	30,928
New York Community Bancorp, Inc.	1,881,234	30,815
^ Liberty Property Trust REIT	632,282	30,217
Health Care Properties Investors REIT	969,933	30,116
Leucadia National Corp.	1,149,156	30,073
Janus Capital Group Inc.	1,499,979	29,580
A.G. Edwards & Sons, Inc.	541,409	28,846
Nuveen Investments, Inc. Class A	561,235	28,752
United Dominion Realty Trust REIT	951,744	28,743
Axis Capital Holdings Ltd.	807,443	28,010
The PMI Group Inc.	632,170	27,695
^ The St. Joe Co.	500,978	27,489
Associated Banc-Corp	841,610	27,352
PartnerRe Ltd.	401,290	27,115
RenaissanceRe Holdings Ltd.	482,854	26,847
* Markel Corp.	64,910	26,656
White Mountains Insurance Group Inc.	53,356	26,516
Brown & Brown, Inc.	838,693	25,630
SEI Investments Co.	452,759	25,441
Eaton Vance Corp.	866,247	25,000
Forest City Enterprise Class A	457,148	24,823
Hospitality Properties Trust REIT	523,018	24,686
First American Corp.	580,910	24,596
Weingarten Realty Investors REIT	570,431	24,540
Colonial BancGroup, Inc.	983,863	24,105
TD Banknorth, Inc.	805,946	23,276
* AmeriCredit Corp.	924,599	23,106
TCF Financial Corp.	839,444	22,069
Protective Life Corp.	469,556	21,482
Trizec Properties, Inc. REIT	722,524	20,888
CapitalSource Inc. REIT	792,142	20,453
Federated Investors, Inc.	604,451	20,436
Commerce Bancshares, Inc.	401,374	20,297
Valley National Bancorp	787,237	20,130
Investors Financial Services Corp.	465,071	20,035
Astoria Financial Corp.	649,915	20,030
New Plan Excel Realty Trust REIT	739,689	20,009
City National Corp.	297,033	19,919
Fulton Financial Corp.	1,230,273	19,918
* Arch Capital Group Ltd.	313,540	19,907
* IntercontinentalExchange Inc.	255,551	19,184
Arthur J. Gallagher & Co.	683,804	18,237
Nationwide Financial Services, Inc.	378,309	18,197
*^ CBOT Holdings, Inc. Class A	149,421	18,049
People's Bank	398,826	15,797
Unitrin, Inc.	340,459	15,038
Mercury General Corp.	271,260	13,457
Transatlantic Holdings, Inc.	186,578	11,271
Erie Indemnity Co. Class A	192,333	10,072
BlackRock, Inc.	65,747	9,796
BOK Financial Corp.	166,171	8,741
Student Loan Corp.	28,259	5,431
^ Fidelity National Title Group, Inc. Class A	210,461	4,411

		3,488,278

Health Care (10.3%)
* Humana Inc.	1,166,600	77,101
* Fisher Scientific International Inc.	881,468	68,966
AmerisourceBergen Corp.	1,487,287	67,225
* Express Scripts Inc.	885,545	66,850
* Coventry Health Care Inc.	1,136,952	58,576
* Laboratory Corp. of America Holdings	883,644	57,941
C.R. Bard, Inc.	733,836	55,038
* MedImmune Inc.	1,762,673	51,488
* Varian Medical Systems, Inc.	931,021	49,707
* Thermo Electron Corp.	1,160,037	45,624
Applera Corp.-Applied Biosystems Group	1,311,379	43,420
* DaVita, Inc.	732,038	42,363
* Hospira, Inc.	1,051,640	40,246
IMS Health, Inc.	1,415,262	37,703
* Sepracor Inc.	770,685	37,332
* Barr Pharmaceuticals Inc.	714,805	37,127
Omnicare, Inc.	858,595	36,997
Health Management Associates Class A	1,706,327	35,662
* Health Net Inc.	817,368	35,572
* Waters Corp.	733,609	33,218
* Amylin Pharmaceuticals, Inc.	744,229	32,798
DENTSPLY International Inc.	1,063,150	32,011
* Henry Schein, Inc.	625,914	31,383
Mylan Laboratories, Inc.	1,490,069	29,995
Manor Care, Inc.	560,007	29,277
* King Pharmaceuticals, Inc.	1,716,703	29,235
* Endo Pharmaceuticals Holdings, Inc.	895,989	29,164
* Vertex Pharmaceuticals, Inc.	846,500	28,485
* Triad Hospitals, Inc.	620,516	27,321
* Tenet Healthcare Corp.	3,328,043	27,090
*^ Cephalon, Inc.	429,558	26,525
Pharmaceutical Product Development, Inc.	742,303	26,493
* Patterson Cos	784,307	26,361
* Community Health Systems, Inc.	695,105	25,962
* Intuitive Surgical, Inc.	245,708	25,910
Beckman Coulter, Inc.	446,423	25,696
* Invitrogen Corp.	376,334	23,863
* Lincare Holdings, Inc.	673,698	23,337
* Millipore Corp.	376,015	23,050
* Emdeon Corp.	1,940,547	22,724
Hillenbrand Industries, Inc.	390,481	22,250
* Charles River Laboratories, Inc.	511,155	22,189
* Millennium Pharmaceuticals, Inc.	2,225,983	22,149
Universal Health Services Class B	357,035	21,397
Bausch & Lomb, Inc.	379,187	19,009
* Watson Pharmaceuticals, Inc.	685,367	17,936
* ImClone Systems, Inc.	475,525	13,467
* Kinetic Concepts, Inc.	355,976	11,199
* Abraxis Bioscience, Inc.	169,334	4,704

		1,679,136

Industrials (10.9%)
CSX Corp.	3,139,783	103,079
Rockwell Automation, Inc.	1,194,852	69,421
Dover Corp.	1,444,684	68,536
Expeditors International of Washington, Inc.	1,511,741	67,393
Rockwell Collins, Inc.	1,212,243	66,479
Parker Hannifin Corp.	852,564	66,270
L-3 Communications Holdings, Inc.	820,956	64,305
ITT Industries, Inc.	1,245,083	63,835
Precision Castparts Corp.	957,551	60,479
Cooper Industries, Inc. Class A	654,846	55,806
American Standard Cos., Inc.	1,296,796	54,427
C.H. Robinson Worldwide Inc.	1,169,298	52,127
R.R. Donnelley & Sons Co.	1,531,329	50,473
Fluor Corp.	620,470	47,708
Cintas Corp.	1,012,838	41,354
Avery Dennison Corp.	661,238	39,787
Robert Half International, Inc.	1,156,604	39,290
Cummins Inc.	329,122	39,241
Republic Services, Inc. Class A	969,033	38,965
Manpower Inc.	621,197	38,061
W.W. Grainger, Inc.	540,775	36,243
* The Dun & Bradstreet Corp.	469,831	35,233
Fastenal Co.	909,908	35,095
Goodrich Corp.	834,282	33,805
Equifax, Inc.	911,278	33,453
* AMR Corp.	1,437,976	33,275
Joy Global Inc.	876,112	32,951
* Terex Corp.	711,578	32,178
* Jacobs Engineering Group Inc.	415,339	31,038
* Monster Worldwide Inc.	832,336	30,122
* McDermott International, Inc.	684,631	28,618
Aramark Corp. Class B	857,683	28,183
Pall Corp.	883,385	27,217
American Power Conversion Corp.	1,229,784	27,006
Oshkosh Truck Corp.	520,600	26,275
The Corporate Executive Board Co.	283,082	25,452
SPX Corp.	422,669	22,587
*^ USG Corp.	475,219	22,354
* ChoicePoint Inc.	608,697	21,791
* Allied Waste Industries, Inc.	1,813,395	20,437
* Alliant Techsystems, Inc.	249,133	20,195
Pentair, Inc.	683,064	17,889
Hubbell Inc. Class B	367,524	17,604
J.B. Hunt Transport Services, Inc.	818,985	17,010

		1,783,047

Information Technology (14.5%)
* Micron Technology, Inc.	5,148,107	89,577
Seagate Technology	3,760,496	86,830
* SanDisk Corp.	1,383,986	74,099
* Cognizant Technology Solutions Corp.	994,727	73,669
* Freescale Semiconductor, Inc. Class A	1,889,907	71,911
* NVIDIA Corp.	2,372,773	70,210
* Computer Sciences Corp.	1,330,773	65,368
* Fiserv, Inc.	1,244,971	58,626
* Autodesk, Inc.	1,636,820	56,929
National Semiconductor Corp.	2,392,241	56,289
* Flextronics International Ltd.	4,099,434	51,817
* NCR Corp.	1,289,636	50,915
Microchip Technology, Inc.	1,519,133	49,250
* Altera Corp.	2,544,451	46,767
* Citrix Systems, Inc.	1,290,770	46,739
* Akamai Technologies, Inc.	930,702	46,526
* MEMC Electronic Materials, Inc.	1,243,731	45,558
* LAM Research Corp.	996,536	45,173
* Lexmark International, Inc.	746,388	43,037
Harris Corp.	951,447	42,330
* Affiliated Computer Services, Inc. Class A	793,496	41,151
* BMC Software, Inc.	1,508,165	41,052
* BEA Systems, Inc.	2,639,053	40,114
Amphenol Corp.	634,878	39,318
* Freescale Semiconductor, Inc. Class B	984,837	37,434
Jabil Circuit, Inc.	1,261,976	36,055
* VeriSign, Inc.	1,737,241	35,092
* Cadence Design Systems, Inc.	2,002,150	33,956
* Avaya Inc.	2,945,663	33,698
* Tellabs, Inc.	3,016,957	33,066
* Iron Mountain, Inc.	747,823	32,112
* MasterCard, Inc. Class A	451,936	31,794
* Comverse Technology, Inc.	1,431,745	30,697
* Activision, Inc.	1,959,964	29,595
* Western Digital Corp.	1,564,304	28,314
CDW Corp.	450,280	27,773
* McAfee Inc.	1,128,108	27,594
* Alliance Data Systems Corp.	488,181	26,943
Symbol Technologies, Inc.	1,798,686	26,728
Molex, Inc.	679,071	26,463
* Red Hat, Inc.	1,238,315	26,104
* JDS Uniphase Corp.	11,914,008	26,092
* Novellus Systems, Inc.	899,835	24,889
Intersil Corp.	1,004,203	24,653
* DST Systems, Inc.	394,420	24,324
* Arrow Electronics, Inc.	861,520	23,631
* Ceridian Corp.	1,038,950	23,231
* LSI Logic Corp.	2,805,342	23,060
* CheckFree Corp.	550,728	22,756
Sabre Holdings Corp.	938,751	21,957
* QLogic Corp.	1,140,957	21,564
* Compuware Corp.	2,706,844	21,086
* Solectron Corp.	6,466,189	21,080
Diebold, Inc.	476,307	20,734
* Ingram Micro, Inc. Class A	992,174	19,010
* Teradyne, Inc.	1,401,683	18,446
Fidelity National Information Services, Inc.	476,448	17,629
* International Rectifier Corp.	505,913	17,626
Tektronix, Inc.	591,469	17,111
* Zebra Technologies Corp. Class A	475,498	16,994
* Novell, Inc.	2,753,875	16,854
* NAVTEQ Corp.	592,644	15,474
* Sanmina-SCI Corp.	3,768,014	14,092
* Unisys Corp.	2,425,662	13,729
* Hewitt Associates, Inc.	445,556	10,809
Molex, Inc. Class A	317,698	10,455
AVX Corp.	424,727	7,513
Total System Services, Inc.	280,494	6,404

		2,357,876

Materials (4.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,339,174	71,324
Vulcan Materials Co.	712,942	55,788
United States Steel Corp.	771,935	44,525
Lyondell Chemical Co.	1,577,309	40,016
Allegheny Technologies Inc.	603,983	37,562
Sigma-Aldrich Corp.	474,526	35,907
MeadWestvaco Corp.	1,283,817	34,034
Temple-Inland Inc.	783,152	31,404
Eastman Chemical Co.	579,499	31,305
Sealed Air Corp.	578,207	31,293
Ashland, Inc.	452,316	28,849
Ball Corp.	704,993	28,517
* Pactiv Corp.	1,000,408	28,432
Martin Marietta Materials, Inc.	323,420	27,368
Bemis Co., Inc.	741,307	24,359
Sonoco Products Co.	665,394	22,384
International Flavors & Fragrances, Inc.	545,986	21,588
* Smurfit-Stone Container Corp.	1,799,469	20,154
* Owens-Illinois, Inc.	1,083,509	16,708
* The Mosaic Co.	953,818	16,120
Chemtura Corp.	1,704,030	14,774
* Huntsman Corp.	705,162	12,834

		675,245

Telecommunication Services (3.2%)
* American Tower Corp. Class A	2,972,642	108,501
* Qwest Communications International Inc.	11,357,435	99,037
* NII Holdings Inc.	972,700	60,463
* Crown Castle International Corp.	1,522,776	53,663
Embarq Corp.	995,062	48,131
Windstream Corp.	3,358,958	44,305
Citizens Communications Co.	2,303,043	32,335
CenturyTel, Inc.	778,268	30,874
Telephone & Data Systems, Inc.	428,866	18,055
Telephone & Data Systems, Inc. - Special Common Shares	301,575	12,319
* U.S. Cellular Corp.	115,207	6,878

		514,561

Utilities (6.4%)
* AES Corp.	4,664,077	95,101
Sempra Energy	1,652,104	83,018
Constellation Energy Group, Inc.	1,267,930	75,061
Xcel Energy, Inc.	2,873,088	59,329
DTE Energy Co.	1,259,692	52,290
KeySpan Corp.	1,239,783	51,005
* Mirant Corp.	1,821,300	49,740
Questar Corp.	606,265	49,574
* Allegheny Energy, Inc.	1,157,468	46,495
NiSource, Inc.	1,932,271	42,008
* NRG Energy, Inc.	922,416	41,785
Wisconsin Energy Corp.	829,114	35,768
Pepco Holdings, Inc.	1,349,226	32,611
Pinnacle West Capital Corp.	703,040	31,672
SCANA Corp.	777,567	31,313
ONEOK, Inc.	790,470	29,872
Alliant Energy Corp.	833,084	29,766
CenterPoint Energy Inc.	1,986,227	28,443
Equitable Resources, Inc.	811,926	28,401
* Reliant Energy, Inc.	2,173,450	26,755
MDU Resources Group, Inc.	1,145,180	25,583
NSTAR	755,328	25,198
Energy East Corp.	1,044,301	24,771
DPL Inc.	859,807	23,318
TECO Energy, Inc.	1,476,282	23,104

		1,041,981

Total Common Stocks
(Cost $13,339,480)		16,306,033

Temporary Cash Investments (1.3%)

Money Market Fund (1.3%)

1 Vanguard Market Liquidity Fund, 5.306%	214,116,864	214,117

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.150%, 12/26/06	2,000	1,976

Total Temporary Cash Investments
(Cost $216,093)		216,093

Total Investments (101.3%)
(Cost $13,555,573)		16,522,126

Other Assets and Liabilities—Net (-1.3%)		(206,194)

Net Assets (100%)		16,315,932

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,976,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $13,555,573,000. Net unrealized appreciation of investment securities for tax purposes was $2,966,553,000, consisting of unrealized gains of $3,368,257,000 on securities that had risen in value since their purchase and $401,704,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30,2006 , the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	38	14,451	255
E-mini S&P MidCap 400 Index	47	3,575	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Value Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (15.9%)
Nordstrom, Inc.	8,379	354
Newell Rubbermaid, Inc.	10,850	307
Wendy's International, Inc.	4,573	306
Mattel, Inc.	15,269	301
Genuine Parts Co.	6,773	292
Pulte Homes, Inc.	8,556	273
H & R Block, Inc.	12,243	266
D. R. Horton, Inc.	11,041	264
Whirlpool Corp.	3,061	257
Sherwin-Williams Co.	4,534	253
Eastman Kodak Co.	11,274	253
VF Corp.	3,447	251
Centex Corp.	4,765	251
Lennar Corp. Class A	5,007	227
* Wyndham Worldwide Corp.	7,925	222
Royal Caribbean Cruises, Ltd.	5,005	194
Leggett & Platt, Inc.	7,180	180
NTL Inc.	7,031	179
Liz Claiborne, Inc.	4,122	163
* Mohawk Industries, Inc.	2,137	159
Washington Post Co. Class B	215	158
Foot Locker, Inc.	6,132	155
* Expedia, Inc.	9,592	150
Jones Apparel Group, Inc.	4,446	144
The Stanley Works	2,854	142
Hasbro, Inc.	6,251	142
BorgWarner, Inc.	2,243	128
ServiceMaster Co.	11,406	128
* AutoNation, Inc.	5,900	123
New York Times Co. Class A	5,363	123
* Dollar Tree Stores, Inc.	3,933	122
American Eagle Outfitters, Inc.	2,645	116
Brunswick Corp.	3,712	116
Circuit City Stores, Inc.	4,471	112
The McClatchy Co. Class A	2,180	92
KB Home	2,032	89
OSI Restaurant Partners, Inc.	2,674	85
E.W. Scripps Co. Class A	1,739	83
* R.H. Donnelley Corp.	1,344	71
Tiffany & Co.	1,924	64
* Toll Brothers, Inc.	2,274	64
* Interpublic Group of Cos., Inc.	6,043	60
Dow Jones & Co., Inc.	1,373	46
Regal Entertainment Group Class A	1,003	20

		7,485

Consumer Staples (4.7%)
UST, Inc.	6,327	347
Bunge Ltd.	4,686	272
SuperValu Inc.	8,032	238
* Constellation Brands, Inc. Class A	7,845	226
The Pepsi Bottling Group, Inc.	5,555	197
Molson Coors Brewing Co. Class B	2,771	191
Tyson Foods, Inc.	9,595	152
* Dean Foods Co.	3,492	147
Hormel Foods Corp.	2,989	107
* Smithfield Foods, Inc.	3,941	106
J.M. Smucker Co.	2,184	105
McCormick & Co., Inc.	1,629	62
PepsiAmericas, Inc.	2,587	55

		2,205

Energy (7.2%)
Chesapeake Energy Corp.	15,721	456
Kinder Morgan, Inc.	4,211	442
Hess Corp.	9,940	412
El Paso Corp.	27,415	374
Sunoco, Inc.	5,199	323
Noble Energy, Inc.	6,944	317
Murphy Oil Corp.	6,584	313
Pioneer Natural Resources Co.	5,088	199
* Newfield Exploration Co.	5,061	195
Tesoro Petroleum Corp.	2,706	157
Cimarex Energy Co.	3,249	114
Pogo Producing Co.	2,272	93

		3,395

Financials (33.9%)
ProLogis REIT	9,638	550
Archstone-Smith Trust REIT	8,415	458
Host Marriott Corp. REIT	19,359	444
Boston Properties, Inc. REIT	4,271	441
Public Storage, Inc. REIT	4,959	426
Ameriprise Financial, Inc.	8,664	406
CIT Group Inc.	7,855	382
Kimco Realty Corp. REIT	8,530	366
Avalonbay Communities, Inc. REIT	2,916	351
Sovereign Bancorp, Inc.	14,745	317
Zions Bancorp	3,952	315
Cincinnati Financial Corp.	6,453	310
Synovus Financial Corp.	10,123	297
Hudson City Bancorp, Inc.	21,601	286
Safeco Corp.	4,677	276
Compass Bancshares Inc.	4,812	274
Fidelity National Financial, Inc.	6,529	272
General Growth Properties Inc. REIT	5,535	264
Torchmark Corp.	3,941	249
Plum Creek Timber Co. Inc. REIT	7,199	245
Developers Diversified Realty Corp. REIT	4,308	240
Assurant, Inc.	4,308	230
UnumProvident Corp.	11,763	228
Huntington Bancshares Inc.	9,159	219
The Macerich Co. REIT	2,823	216
American Capital Strategies, Ltd.	5,369	212
Apartment Investment & Management Co. Class A REIT	3,822	208
MGIC Investment Corp.	3,439	206
Popular, Inc.	10,401	202
Duke Realty Corp. REIT	5,306	198
Radian Group, Inc.	3,243	195
AMB Property Corp. REIT	3,464	191
Old Republic International Corp.	8,595	190
SL Green Realty Corp. REIT	1,703	190
iStar Financial Inc. REIT	4,460	186
Regency Centers Corp. REIT	2,701	186
Mercantile Bankshares Corp.	4,929	179
First Horizon National Corp.	4,612	175
Allied Capital Corp.	5,692	172
New York Community Bancorp, Inc.	10,459	171
Liberty Property Trust REIT	3,518	168
Health Care Properties Investors REIT	5,395	168
Leucadia National Corp.	6,392	167
T. Rowe Price Group Inc.	3,481	167
Janus Capital Group Inc.	8,344	165
Everest Re Group, Ltd.	1,665	162
A.G. Edwards & Sons, Inc.	3,020	161
United Dominion Realty Trust REIT	5,297	160
The PMI Group Inc.	3,528	155
Associated Banc-Corp	4,698	153
PartnerRe Ltd.	2,241	151
RenaissanceRe Holdings Ltd.	2,696	150
White Mountains Insurance Group Inc.	295	147
Hospitality Properties Trust REIT	2,887	136
First American Corp.	3,208	136
Weingarten Realty Investors REIT	3,150	136
Colonial BancGroup, Inc.	5,433	133
TD Banknorth, Inc.	4,473	129
* AmeriCredit Corp.	5,105	127
TCF Financial Corp.	4,651	122
Protective Life Corp.	2,604	119
Trizec Properties, Inc. REIT	4,011	116
CapitalSource Inc. REIT	4,412	114
Commerce Bancshares, Inc.	2,212	112
Valley National Bancorp	4,366	112
Astoria Financial Corp.	3,613	111
New Plan Excel Realty Trust REIT	4,111	111
Fulton Financial Corp.	6,839	111
City National Corp.	1,636	110
Arthur J. Gallagher & Co.	3,767	100
Axis Capital Holdings Ltd.	2,895	100
Nationwide Financial Services, Inc.	2,084	100
People's Bank	2,195	87
Unitrin, Inc.	1,878	83
Mercury General Corp.	1,506	75
* Arch Capital Group Ltd.	1,117	71
* Realogy Corp.	3,072	70
Federated Investors, Inc.	1,699	57
Erie Indemnity Co. Class A	1,048	55
Forest City Enterprise Class A	905	49
BOK Financial Corp.	934	49
Student Loan Corp.	219	42
Transatlantic Holdings, Inc.	670	40
Fidelity National Title Group, Inc. Class A	1,192	25

		15,935

Health Care (5.0%)
* Fisher Scientific International Inc.	4,903	384
AmerisourceBergen Corp.	8,273	374
* Thermo Electron Corp.	6,426	253
Health Management Associates Class A	9,474	198
* King Pharmaceuticals, Inc.	9,552	163
* Triad Hospitals, Inc.	3,456	152
Beckman Coulter, Inc.	2,463	142
Hillenbrand Industries, Inc.	2,164	123
* Charles River Laboratories, Inc.	2,827	123
Bausch & Lomb, Inc.	2,115	106
* Watson Pharmaceuticals, Inc.	3,775	99
Applera Corp.-Applied Biosystems Group	2,531	84
* Hospira, Inc.	2,041	78
* Tenet Healthcare Corp.	6,395	52

		2,331

Industrials (8.9%)
CSX Corp.	17,426	572
Dover Corp.	8,034	381
Parker Hannifin Corp.	4,742	369
Cooper Industries, Inc. Class A	3,623	309
R.R. Donnelley & Sons Co.	8,477	279
Avery Dennison Corp.	3,668	221
Cummins Inc.	1,827	218
Manpower Inc.	3,448	211
W.W. Grainger, Inc.	3,002	201
Goodrich Corp.	4,635	188
* Terex Corp.	3,955	179
Aramark Corp. Class B	4,785	157
SPX Corp.	2,340	125
Precision Castparts Corp.	1,843	116
* Allied Waste Industries, Inc.	10,102	114
Republic Services, Inc. Class A	2,702	109
Pentair, Inc.	3,809	100
Hubbell Inc. Class B	2,034	97
* USG Corp.	1,733	81
Pall Corp.	2,477	76
American Power Conversion Corp.	3,373	74

		4,177

Information Technology (8.0%)
Seagate Technology	20,891	482
* Computer Sciences Corp.	7,362	362
* Lexmark International, Inc.	4,137	239
* Cadence Design Systems, Inc.	11,122	189
* Flextronics International Ltd.	14,803	187
* Tellabs, Inc.	16,760	184
* Novellus Systems, Inc.	4,967	137
Intersil Corp.	5,543	136
* Arrow Electronics, Inc.	4,780	131
* LSI Logic Corp.	15,520	127
Sabre Holdings Corp.	5,204	122
* Avaya Inc.	10,582	121
* Compuware Corp.	15,019	117
* Solectron Corp.	35,857	117
Diebold, Inc.	2,624	114
* BMC Software, Inc.	4,180	114
* Comverse Technology, Inc.	5,162	111
* Ingram Micro, Inc. Class A	5,519	106
Molex, Inc. Class A	3,152	104
* NCR Corp.	2,506	99
* Sanmina-SCI Corp.	20,995	78
* VeriSign, Inc.	3,417	69
* Ceridian Corp.	2,854	64
Tektronix, Inc.	2,137	62
Symbol Technologies, Inc.	3,427	51
AVX Corp.	2,364	42
* Hewitt Associates, Inc.	1,597	39
* International Rectifier Corp.	1,004	35
* Novell, Inc.	5,493	34

		3,773

Materials (4.5%)
Vulcan Materials Co.	3,944	309
United States Steel Corp.	4,277	247
Lyondell Chemical Co.	8,748	222
MeadWestvaco Corp.	7,131	189
Temple-Inland Inc.	4,354	175
Eastman Chemical Co.	3,222	174
Ashland, Inc.	2,522	161
Bemis Co., Inc.	4,098	135
Sonoco Products Co.	3,685	124
International Flavors & Fragrances, Inc.	3,029	120
* Owens-Illinois, Inc.	6,011	93
Chemtura Corp.	9,395	81
* Smurfit-Stone Container Corp.	3,506	39
* Huntsman Corp.	1,993	36
* The Mosaic Co.	1,820	31

		2,136

Telecommunication Services (2.1%)
Embarq Corp.	5,511	267
Windstream Corp.	18,611	245
Citizens Communications Co.	12,799	180
CenturyTel, Inc.	4,328	172
Telephone & Data Systems, Inc.	1,328	56
Telephone & Data Systems, Inc. - Special Common Shares	1,302	53

		973

Utilities (9.9%)
Sempra Energy	9,180	461
Constellation Energy Group, Inc.	7,049	417
Xcel Energy, Inc.	15,894	328
DTE Energy Co.	6,991	290
KeySpan Corp.	6,863	282
* Mirant Corp.	10,084	275
NiSource, Inc.	10,712	233
* NRG Energy, Inc.	5,113	232
Wisconsin Energy Corp.	4,602	199
Pepco Holdings, Inc.	7,497	181
Pinnacle West Capital Corp.	3,908	176
SCANA Corp.	4,323	174
ONEOK, Inc.	4,398	166
Alliant Energy Corp.	4,634	166
CenterPoint Energy Inc.	11,055	158
* Reliant Energy, Inc.	12,105	149
MDU Resources Group, Inc.	6,396	143
NSTAR	4,168	139
Energy East Corp.	5,763	137
DPL Inc.	4,770	129
TECO Energy, Inc.	8,166	128
Equitable Resources, Inc.	2,944	103

		4,666

Total Common Stocks
(Cost $46,132)		47,076

Temporary Cash Investment (1.5%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $737)	736,837	737

Total Investments (101.6%)
(Cost $46,869)		47,813

Other Assets and Liabilities—Net (-1.6%)		(765)

Net Assets (100%)		47,048

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $46,869,000. Net unrealized appreciation of investment securities for tax purposes was $944,000, consisting of unrealized gains of $1,461,000 on securities that had risen in value since their purchase and $517,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (100.3%)

Consumer Discretionary (16.8%)
* Office Depot, Inc.	11,038	438
* Liberty Media Corp. -Capital Series A	5,145	430
Hilton Hotels Corp.	14,019	390
Abercrombie & Fitch Co.	3,385	235
Black & Decker Corp.	2,926	232
Darden Restaurants Inc.	5,421	230
* AutoZone Inc.	2,217	229
Garmin Ltd.	4,562	222
Michaels Stores, Inc.	4,802	209
Harman International Industries, Inc.	2,434	203
* MGM Mirage, Inc.	4,922	194
* Sirius Satellite Radio, Inc.	48,395	189
Cablevision Systems NY Group Class A	8,232	187
* Lamar Advertising Co. Class A	3,199	171
* CarMax, Inc.	4,049	169
Family Dollar Stores, Inc.	5,684	166
Dollar General Corp.	11,426	156
Polo Ralph Lauren Corp.	2,350	152
PetSmart, Inc.	5,338	148
* Chico's FAS, Inc.	6,826	147
* Discovery Holding Co. Class A	9,728	141
Ross Stores, Inc.	5,479	139
Advance Auto Parts, Inc.	4,050	133
* Wynn Resorts Ltd.	1,926	131
Brinker International, Inc.	3,246	130
* XM Satellite Radio Holdings, Inc.	9,878	127
Williams-Sonoma, Inc.	3,749	121
Station Casinos, Inc.	2,055	119
Tiffany & Co.	3,518	117
American Eagle Outfitters, Inc.	2,602	114
* Interpublic Group of Cos., Inc.	10,779	107
* NVR, Inc.	190	102
* Getty Images, Inc.	2,025	101
RadioShack Corp.	4,925	95
NTL Inc.	3,682	94
Weight Watchers International, Inc.	1,946	86
* Career Education Corp.	3,747	84
Boyd Gaming Corp.	2,111	81
E.W. Scripps Co. Class A	1,685	81
Gentex Corp.	5,663	80
* Urban Outfitters, Inc.	3,831	68
* Toll Brothers, Inc.	2,189	61
Circuit City Stores, Inc.	2,336	59
International Speedway Corp.	1,125	56
KB Home	1,075	47
* DreamWorks Animation SKG, Inc.	1,581	39
* R.H. Donnelley Corp.	688	36
Dow Jones & Co., Inc.	732	25
Regal Entertainment Group Class A	1,065	21

		7,092

Consumer Staples (2.7%)
Whole Foods Market, Inc.	5,381	320
Estee Lauder Cos. Class A	4,610	186
* Energizer Holdings, Inc.	2,237	161
Alberto-Culver Co. Class B	3,022	153
Brown-Forman Corp. Class B	1,754	134
McCormick & Co., Inc.	2,971	113
* Dean Foods Co.	1,832	77

		1,144

Energy (11.4%)
GlobalSantaFe Corp.	9,370	468
* National Oilwell Varco Inc.	6,713	393
Peabody Energy Corp.	10,159	374
BJ Services Co.	12,339	372
* Nabors Industries, Inc.	11,909	354
Noble Corp.	5,290	340
Smith International, Inc.	8,219	319
* Ultra Petroleum Corp.	5,934	285
ENSCO International, Inc.	5,899	259
CONSOL Energy, Inc.	7,127	226
* Cameron International Corp.	4,421	214
* Southwestern Energy Co.	6,422	192
* Grant Prideco, Inc.	5,023	191
Diamond Offshore Drilling, Inc.	2,479	179
* Pride International, Inc.	6,233	171
Patterson-UTI Energy, Inc.	6,618	157
Arch Coal, Inc.	4,929	142
Rowan Cos., Inc.	4,253	135
* CNX Gas Corp.	1,167	27

		4,798

Financials (7.9%)
* E*TRADE Financial Corp.	14,732	352
T. Rowe Price Group Inc.	6,301	302
Commerce Bancorp, Inc.	6,734	247
W.R. Berkley Corp.	6,297	223
TD Ameritrade Holding Corp.	11,662	220
* CB Richard Ellis Group, Inc.	7,247	178
Nuveen Investments, Inc. Class A	3,056	157
The St. Joe Co.	2,705	148
* Markel Corp.	353	145
Brown & Brown, Inc.	4,531	138
General Growth Properties Inc. REIT	2,902	138
SEI Investments Co.	2,448	138
Eaton Vance Corp.	4,704	136
* Realogy Corp.	5,522	125
Investors Financial Services Corp.	2,522	109
* IntercontinentalExchange Inc.	1,373	103
* CBOT Holdings, Inc. Class A	810	98
Forest City Enterprise Class A	1,619	88
Everest Re Group, Ltd.	863	84
Federated Investors, Inc.	1,622	55
BlackRock, Inc.	356	53
Axis Capital Holdings Ltd.	1,520	53
* Arch Capital Group Ltd.	584	37
Transatlantic Holdings, Inc.	401	24

		3,351

Health Care (16.1%)
* Humana Inc.	6,317	417
* Express Scripts Inc.	4,797	362
* Coventry Health Care Inc.	6,164	318
* Laboratory Corp. of America Holdings	4,790	314
C.R. Bard, Inc.	3,980	299
* MedImmune Inc.	9,572	280
* Varian Medical Systems, Inc.	5,023	268
* DaVita, Inc.	3,978	230
IMS Health, Inc.	7,643	204
* Sepracor Inc.	4,164	202
* Barr Pharmaceuticals Inc.	3,862	201
Omnicare, Inc.	4,638	200
* Health Net Inc.	4,417	192
* Waters Corp.	3,975	180
* Amylin Pharmaceuticals, Inc.	4,031	178
DENTSPLY International Inc.	5,759	173
* Henry Schein, Inc.	3,397	170
Mylan Laboratories, Inc.	8,097	163
Manor Care, Inc.	3,046	159
* Endo Pharmaceuticals Holdings, Inc.	4,875	159
* Vertex Pharmaceuticals, Inc.	4,569	154
Applera Corp.-Applied Biosystems Group	4,584	152
* Cephalon, Inc.	2,320	143
Pharmaceutical Product Development, Inc.	4,007	143
* Patterson Cos	4,234	142
* Hospira, Inc.	3,685	141
* Community Health Systems, Inc.	3,753	140
* Intuitive Surgical, Inc.	1,328	140
* Invitrogen Corp.	2,038	129
* Lincare Holdings, Inc.	3,654	127
* Millipore Corp.	2,039	125
* Emdeon Corp.	10,582	124
* Millennium Pharmaceuticals, Inc.	12,075	120
Universal Health Services Class B	1,943	116
* Tenet Healthcare Corp.	11,695	95
* ImClone Systems, Inc.	2,586	73
* Kinetic Concepts, Inc.	1,895	60
* Abraxis Bioscience, Inc.	935	26

		6,819

Industrials (13.2%)
Rockwell Automation, Inc.	6,472	376
Expeditors International of Washington, Inc.	8,188	365
Rockwell Collins, Inc.	6,567	360
L-3 Communications Holdings, Inc.	4,449	348
ITT Industries, Inc.	6,746	346
American Standard Cos., Inc.	7,033	295
C.H. Robinson Worldwide Inc.	6,347	283
Fluor Corp.	3,352	258
Cintas Corp.	5,504	225
Precision Castparts Corp.	3,361	212
Robert Half International, Inc.	6,247	212
* The Dun & Bradstreet Corp.	2,540	190
Fastenal Co.	4,917	190
Equifax, Inc.	4,935	181
* AMR Corp.	7,774	180
Joy Global Inc.	4,757	179
* Jacobs Engineering Group Inc.	2,256	169
* Monster Worldwide Inc.	4,522	164
* McDermott International, Inc.	3,689	154
Oshkosh Truck Corp.	2,813	142
The Corporate Executive Board Co.	1,531	138
* ChoicePoint Inc.	3,288	118
* Alliant Techsystems, Inc.	1,347	109
Republic Services, Inc. Class A	2,608	105
J.B. Hunt Transport Services, Inc.	4,456	93
Pall Corp.	2,407	74
American Power Conversion Corp.	3,280	72
* USG Corp.	918	43

		5,581

Information Technology (21.5%)
* Micron Technology, Inc.	27,876	485
* SanDisk Corp.	7,494	401
* Cognizant Technology Solutions Corp.	5,386	399
* Freescale Semiconductor, Inc. Class B	10,304	392
* NVIDIA Corp.	12,850	380
* Fiserv, Inc.	6,748	318
* Autodesk, Inc.	8,875	309
National Semiconductor Corp.	12,971	305
Microchip Technology, Inc.	8,201	266
* Citrix Systems, Inc.	6,988	253
* Altera Corp.	13,746	253
* Akamai Technologies, Inc.	5,053	253
* MEMC Electronic Materials, Inc.	6,719	246
* LAM Research Corp.	5,412	245
Harris Corp.	5,170	230
* Affiliated Computer Services, Inc. Class A	4,313	224
* BEA Systems, Inc.	14,342	218
Amphenol Corp.	3,428	212
* Freescale Semiconductor, Inc. Class A	5,271	201
Jabil Circuit, Inc.	6,818	195
* NCR Corp.	4,544	179
* Iron Mountain, Inc.	4,056	174
* MasterCard, Inc. Class A	2,457	173
* Activision, Inc.	10,653	161
* Western Digital Corp.	8,414	152
CDW Corp.	2,420	149
* McAfee Inc.	6,084	149
* Alliance Data Systems Corp.	2,651	146
* JDS Uniphase Corp.	64,305	141
* Red Hat, Inc.	6,655	140
* DST Systems, Inc.	2,133	132
* VeriSign, Inc.	6,124	124
* CheckFree Corp.	2,990	124
* QLogic Corp.	6,196	117
* BMC Software, Inc.	4,109	112
* Teradyne, Inc.	7,574	100
* Flextronics International Ltd.	7,742	98
Fidelity National Information Services, Inc.	2,592	96
Symbol Technologies, Inc.	6,283	93
* Zebra Technologies Corp. Class A	2,581	92
Molex, Inc.	2,303	90
* NAVTEQ Corp.	3,233	84
* Unisys Corp.	13,207	75
* Ceridian Corp.	2,852	64
* Avaya Inc.	5,516	63
* International Rectifier Corp.	1,808	63
* Novell, Inc.	9,541	58
* Comverse Technology, Inc.	2,670	57
Total System Services, Inc.	1,489	34
Tektronix, Inc.	1,111	32
* Hewitt Associates, Inc.	865	21

		9,078

Materials (3.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	7,252	386
Allegheny Technologies Inc.	3,262	203
Sigma-Aldrich Corp.	2,565	194
Sealed Air Corp.	3,138	170
Ball Corp.	3,838	155
* Pactiv Corp.	5,447	155
Martin Marietta Materials, Inc.	1,747	148
* Smurfit-Stone Container Corp.	6,387	72
* The Mosaic Co.	3,321	56
* Huntsman Corp.	1,879	34

		1,573

Telecommunication Services (4.4%)
* American Tower Corp. Class A	16,096	588
* Qwest Communications International Inc.	61,498	536
* NII Holdings Inc.	5,275	328
* Crown Castle International Corp.	8,264	291
* U.S. Cellular Corp.	632	38
Telephone & Data Systems, Inc.	689	29
Telephone & Data Systems, Inc. - Special Common Shares	699	29

		1,839

Utilities (2.6%)
* AES Corp.	25,255	515
Questar Corp.	3,274	268
* Allegheny Energy, Inc.	6,266	252
Equitable Resources, Inc.	1,523	53

		1,088

Total Common Stocks
(Cost $41,572)		42,363

Temporary Cash Investment (1.6%)

1 Vanguard Market Liquidity Fund, 5.306%
(Cost $662)	662,202	662

Total Investments (101.9%)
(Cost $42,234)		43,025

Other Assets and Liabilities—Net (-1.9%)		(794)

Net Assets (100%)		42,231

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At September 30, 2006, the cost of investment securities for tax purposes was $42,234,000. Net unrealized appreciation of investment securities for tax purposes was $791,000, consisting of unrealized gains of $1,716,000 on securities that had risen in value since their purchase and $925,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.4%)

Consumer Discretionary (12.8%)
* AnnTaylor Stores Corp.	362,491	15,174
OfficeMax, Inc.	353,425	14,399
Service Corp. International	1,468,298	13,714
Claire's Stores, Inc.	445,321	12,986
Snap-On Inc.	273,987	12,206
^* The Goodyear Tire & Rubber Co.	792,452	11,491
Phillips-Van Heusen Corp.	274,482	11,465
Barnes & Noble, Inc.	279,078	10,588
Dillard's Inc.	316,927	10,373
Saks Inc.	599,814	10,365
* Rent-A-Center, Inc.	344,654	10,095
Meredith Corp.	190,128	9,379
* Jack in the Box Inc.	175,522	9,159
Men's Wearhouse, Inc.	238,328	8,868
* Charming Shoppes, Inc.	607,558	8,676
* Payless ShoeSource, Inc.	330,364	8,226
Regis Corp.	226,187	8,109
Beazer Homes USA, Inc.	200,629	7,833
Orient-Express Hotel Ltd.	208,927	7,810
MDC Holdings, Inc.	167,379	7,775
Standard Pacific Corp.	329,525	7,744
Wolverine World Wide, Inc.	262,991	7,445
* Quiksilver, Inc.	605,238	7,354
Belo Corp. Class A	445,747	7,047
Lear Corp.	334,857	6,932
* Zale Corp.	237,673	6,593
Borders Group, Inc.	321,310	6,555
Ryland Group, Inc.	147,161	6,359
* Aztar Corp.	116,765	6,190
American Greetings Corp. Class A	264,851	6,123
Reader's Digest Association, Inc.	458,081	5,937
* Big Lots Inc.	280,223	5,551
Group 1 Automotive, Inc.	111,040	5,541
Ethan Allen Interiors, Inc.	155,887	5,403
Bob Evans Farms, Inc.	178,145	5,394
Tupperware Corp.	271,233	5,278
Domino's Pizza, Inc.	199,886	5,127
* Scholastic Corp.	159,729	4,976
United Auto Group, Inc.	209,898	4,912
Lee Enterprises, Inc.	193,549	4,885
Brown Shoe Co., Inc.	133,723	4,793
Callaway Golf Co.	356,906	4,679
ArvinMeritor, Inc.	315,416	4,492
^ Furniture Brands International Inc.	230,906	4,396
* TRW Automotive Holdings Corp.	172,999	4,164
Media General, Inc. Class A	105,301	3,972
Modine Manufacturing Co.	158,807	3,864
Stage Stores, Inc.	131,422	3,856
IHOP Corp.	82,444	3,821
Entercom Communications Corp.	150,122	3,783
Building Materials Holding Corp.	143,979	3,746
^* Cabela's Inc.	169,856	3,691
Kellwood Co.	127,437	3,674
^ La-Z-Boy Inc.	257,385	3,593
Sonic Automotive, Inc.	151,040	3,487
American Axle & Manufacturing Holdings, Inc.	206,053	3,439
^* Hovnanian Enterprises Inc. Class A	114,013	3,345
Cato Corp. Class A	151,788	3,326
* Ryan's Restaurant Group, Inc.	209,320	3,322
Talbots Inc.	120,370	3,280
* Meritage Corp.	77,887	3,241
Blyth, Inc.	132,363	3,220
Hearst-Argyle Television Inc.	140,265	3,219
Pier 1 Imports Inc.	431,613	3,203
Oxford Industries, Inc.	74,411	3,193
Warner Music Group Corp.	119,795	3,109
CBRL Group, Inc.	76,826	3,106
* CSK Auto Corp.	217,832	3,071
^* WCI Communities, Inc.	173,701	3,029
Catalina Marketing Corp.	108,816	2,992
^ Cooper Tire & Rubber Co.	289,363	2,911
Stewart Enterprises, Inc. Class A	496,298	2,908
* K2 Inc.	237,225	2,783
Speedway Motorsports, Inc.	76,229	2,775
Ameristar Casinos, Inc.	125,648	2,728
* Cox Radio, Inc.	176,109	2,703
Finish Line, Inc.	212,426	2,681
Landry's Restaurants, Inc.	87,933	2,651
Lone Star Steakhouse & Saloon, Inc.	94,047	2,612
The Stride Rite Corp.	182,731	2,551
Journal Communications, Inc.	224,032	2,525
Asbury Automotive Group, Inc.	122,466	2,523
* Helen of Troy Ltd.	141,669	2,488
The Marcus Corp.	108,092	2,483
Sun-Times Media Group, Inc.	373,626	2,458
* Radio One, Inc. Class D	391,914	2,449
^* Source Interlink Cos., Inc.	255,426	2,427
Westwood One, Inc.	341,538	2,418
* Pinnacle Entertainment, Inc.	83,389	2,345
Oakley, Inc.	137,393	2,343
* JAKKS Pacific, Inc.	129,625	2,311
Kimball International, Inc. Class B	117,859	2,275
M/I Homes, Inc.	63,337	2,239
Movado Group, Inc.	87,720	2,230
* O'Charley's Inc.	113,903	2,161
^ Nautilus Inc.	156,363	2,150
Stein Mart, Inc.	141,203	2,148
Tuesday Morning Corp.	154,311	2,142
UniFirst Corp.	66,009	2,062
^* Blockbuster Inc. Class A	534,007	2,051
* Alderwoods Group, Inc.	100,591	1,995
Bandag, Inc.	48,229	1,979
Lithia Motors, Inc.	78,142	1,932
Sinclair Broadcast Group, Inc.	240,499	1,888
^ Superior Industries International, Inc.	112,366	1,887
^* Jo-Ann Stores, Inc.	110,776	1,852
Jackson Hewitt Tax Service Inc.	61,320	1,840
Courier Corp.	49,338	1,832
* Aftermarket Technology Corp.	102,964	1,829
Churchill Downs, Inc.	42,769	1,799
The Buckle, Inc.	43,740	1,659
World Wrestling Entertainment, Inc.	99,618	1,637
Citadel Broadcasting Corp.	170,168	1,600
* The Warnaco Group, Inc.	81,308	1,572
Monaco Coach Corp.	139,572	1,555
* ProQuest Co.	118,982	1,549
^* Cumulus Media Inc.	159,955	1,529
Kenneth Cole Productions, Inc.	60,318	1,470
Haverty Furniture Cos., Inc.	90,457	1,443
* Bally Technologies Inc.	81,024	1,426
Sauer-Danfoss, Inc.	58,934	1,413
CSS Industries, Inc.	46,908	1,394
Gray Television, Inc.	212,692	1,363
Skyline Corp.	35,566	1,359
* Cost Plus, Inc.	108,965	1,304
* Audiovox Corp.	90,249	1,256
* Fisher Communications, Inc.	30,061	1,249
* Bluegreen Corp.	105,676	1,212
^* Six Flags, Inc.	231,265	1,210
The Pep Boys (Manny, Moe & Jack)	93,600	1,203
* Blockbuster Inc. Class B	337,761	1,192
Journal Register Co.	198,575	1,126
* RC2 Corp.	32,266	1,082
Technical Olympic USA, Inc.	102,891	1,011
* Skechers U.S.A., Inc.	43,019	1,011
Arctic Cat, Inc.	59,228	983
^ Levitt Corp. Class A	82,647	972
* FTD Group, Inc.	62,193	961
Xerium Technologies Inc.	75,600	838
* Interface, Inc.	65,004	837
* Russ Berrie and Co., Inc.	51,700	788
* Multimedia Games Inc.	86,694	787
^* Krispy Kreme Doughnuts, Inc.	96,095	778
^ Martha Stewart Living Omnimedia, Inc.	42,952	763
* A.C. Moore Arts & Crafts, Inc.	39,105	744
* Magna Entertainment Corp. Class A	133,577	626
Deb Shops, Inc.	21,098	541
* Educate, Inc.	48,623	388
* Lin TV Corp.	47,845	372
Bandag, Inc. Class A	9,314	324
* Radio One, Inc.	4,112	26

		575,060

Consumer Staples (2.9%)
Corn Products International, Inc.	368,106	11,978
Del Monte Foods Co.	992,143	10,368
* BJ's Wholesale Club, Inc.	336,440	9,817
Delta & Pine Land Co.	176,551	7,150
Longs Drug Stores, Inc.	141,000	6,487
* Ralcorp Holdings, Inc.	132,369	6,384
Pilgrim's Pride Corp.	215,428	5,892
Lancaster Colony Corp.	130,086	5,823
* Gold Kist Inc.	254,330	5,300
* Performance Food Group Co.	171,797	4,826
Universal Corp. (VA)	128,108	4,680
* Hain Celestial Group, Inc.	181,613	4,642
Ruddick Corp.	176,563	4,596
* TreeHouse Foods Inc.	154,846	3,662
Sanderson Farms, Inc.	89,723	2,903
WD-40 Co.	78,819	2,811
Chiquita Brands International, Inc.	208,369	2,788
Lance, Inc.	104,886	2,310
Weis Markets, Inc.	54,016	2,150
* Elizabeth Arden, Inc.	132,529	2,142
J & J Snack Foods Corp.	68,042	2,116
^ Vector Group Ltd.	130,211	2,112
Reddy Ice Holdings, Inc.	86,077	2,083
Premium Standard Farms Inc.	103,431	1,970
* Prestige Brands Holdings Inc.	174,321	1,942
* Alliance One International, Inc.	427,424	1,752
The Topps Co., Inc.	189,228	1,695
^* Spectrum Brands Inc.	192,216	1,622
Ingles Markets, Inc.	60,066	1,585
Tootsie Roll Industries, Inc.	53,831	1,578
Nash-Finch Co.	65,982	1,553
The Great Atlantic & Pacific Tea Co., Inc.	59,026	1,421
Alico, Inc.	19,980	1,169
Farmer Brothers, Inc.	36,198	744
Coca-Cola Bottling Co.	9,906	614

		130,665

Energy (3.9%)
* Plains Exploration & Production Co.	390,655	16,763
* Kinder Morgan Management, LLC	238,408	10,066
Frontier Oil Corp.	347,213	9,229
Overseas Shipholding Group Inc.	147,490	9,110
* Forest Oil Corp.	280,905	8,874
* Universal Compression Holdings, Inc.	149,823	8,008
* Houston Exploration Co.	144,642	7,977
Cabot Oil & Gas Corp.	157,674	7,557
* Veritas DGC Inc.	114,798	7,556
OMI Corp.	342,944	7,445
* Whiting Petroleum Corp.	183,215	7,347
* SEACOR Holdings Inc.	87,318	7,204
* Lone Star Technologies, Inc.	137,384	6,647
* Swift Energy Co.	144,709	6,052
* Stone Energy Corp.	121,501	4,918
Tidewater Inc.	96,126	4,248
USEC Inc.	430,579	4,151
* Giant Industries, Inc.	47,173	3,830
* Bristow Group, Inc.	110,463	3,800
Lufkin Industries, Inc.	65,986	3,492
General Maritime Corp.	91,070	3,331
* Mariner Energy Inc.	171,417	3,149
* Comstock Resources, Inc.	107,000	2,905
* Hanover Compressor Co.	151,070	2,752
* Cheniere Energy, Inc.	90,590	2,691
* Enbridge Energy Management LLC	53,574	2,478
* Parker Drilling Co.	348,580	2,468
* Trico Marine Services, Inc.	72,891	2,460
* Gulfmark Offshore, Inc.	75,938	2,418
* Newpark Resources, Inc.	443,463	2,364
Penn Virginia Corp.	32,493	2,060
* Harvest Natural Resources, Inc.	184,476	1,909
* The Meridian Resource Corp.	429,051	1,313
* Pioneer Drilling Co.	85,589	1,099

		177,671

Financials (37.2%)
Camden Property Trust REIT	278,212	21,147
Federal Realty Investment Trust REIT	273,514	20,322
Ventas, Inc. REIT	464,718	17,910
Reckson Associates Realty Corp. REIT	412,924	17,673
Mack-Cali Realty Corp. REIT	309,676	16,041
* Conseco, Inc.	753,416	15,814
BRE Properties Inc. Class A REIT	255,217	15,244
Brandywine Realty Trust REIT	451,093	14,683
Rayonier Inc. REIT	380,190	14,371
Wilmington Trust Corp.	321,519	14,324
^ Thornburg Mortgage, Inc. REIT	555,477	14,148
Pan Pacific Retail Properties, Inc. REIT	202,723	14,073
Alexandria Real Estate Equities, Inc. REIT	144,542	13,558
Cullen/Frost Bankers, Inc.	232,620	13,450
Raymond James Financial, Inc.	459,666	13,441
IndyMac Bancorp, Inc.	325,285	13,389
Essex Property Trust, Inc. REIT	108,066	13,119
AmerUs Group Co.	192,823	13,114
Annaly Mortgage Management Inc. REIT	989,680	13,004
CBL & Associates Properties, Inc. REIT	303,608	12,724
HRPT Properties Trust REIT	1,043,593	12,471
Webster Financial Corp.	261,993	12,342
Health Care Inc. REIT	308,406	12,339
Sky Financial Group, Inc.	493,653	12,292
Bank of Hawaii Corp.	252,414	12,156
StanCorp Financial Group, Inc.	272,062	12,142
Kilroy Realty Corp. REIT	158,115	11,912
* Philadelphia Consolidated Holding Corp.	294,901	11,731
Realty Income Corp. REIT	462,783	11,435
Hanover Insurance Group Inc.	254,327	11,351
Whitney Holdings Corp.	310,260	11,098
Crescent Real Estate, Inc. REIT	479,245	10,452
Waddell & Reed Financial, Inc.	420,724	10,413
Colonial Properties Trust REIT	215,797	10,317
Post Properties, Inc. REIT	213,232	10,133
American Financial Group, Inc.	214,653	10,074
Nationwide Health Properties, Inc. REIT	371,119	9,924
^ New Century Financial Corp. REIT	251,573	9,889
Endurance Specialty Holdings Ltd.	279,731	9,863
BancorpSouth, Inc.	354,462	9,840
Home Properties, Inc. REIT	171,689	9,814
KKR Financial Corp. REIT	399,771	9,810
First Industrial Realty Trust REIT	222,272	9,780
Washington Federal Inc.	433,174	9,720
BioMed Realty Trust, Inc. REIT	319,774	9,702
First Midwest Bancorp, Inc.	247,625	9,383
Maguire Properties, Inc. REIT	229,897	9,366
Jefferies Group, Inc.	326,199	9,297
FirstMerit Corp.	396,985	9,198
The South Financial Group, Inc.	353,006	9,189
Healthcare Realty Trust Inc. REIT	237,590	9,126
HCC Insurance Holdings, Inc.	276,320	9,085
Platinum Underwriters Holdings, Ltd.	294,225	9,071
Corporate Office Properties Trust, Inc. REIT	199,360	8,923
Texas Regional Bancshares, Inc.	231,205	8,890
Washington REIT	223,074	8,878
Sunstone Hotel Investors, Inc. REIT	287,884	8,556
Delphi Financial Group, Inc.	213,458	8,513
Highwood Properties, Inc. REIT	228,473	8,501
Apollo Investment Corp.	403,377	8,273
American Home Mortgage Investment Corp. REIT	236,171	8,235
Ohio Casualty Corp.	314,728	8,142
NewAlliance Bancshares, Inc.	546,983	8,013
Aspen Insurance Holdings Ltd.	307,960	7,955
Reinsurance Group of America, Inc.	151,897	7,888
Westamerica Bancorporation	155,971	7,878
Umpqua Holdings Corp.	271,333	7,760
Montpelier Re Holdings Ltd.	399,178	7,740
IPC Holdings Ltd.	253,108	7,700
First Niagara Financial Group, Inc.	524,140	7,642
Senior Housing Properties Trust REIT	357,139	7,621
Commerce Group, Inc.	252,553	7,589
The Phoenix Cos., Inc.	531,104	7,435
* Alleghany Corp.	25,643	7,411
Trustmark Corp.	235,775	7,410
Pennsylvania REIT	172,938	7,362
* ProAssurance Corp.	148,469	7,317
Strategic Hotels and Resorts, Inc. REIT	363,854	7,233
Selective Insurance Group	136,557	7,184
American Financial Realty Trust REIT	643,565	7,182
Potlatch Corp. REIT	192,015	7,124
Greater Bay Bancorp	250,080	7,055
Downey Financial Corp.	103,976	6,919
Hilb, Rogal and Hamilton Co.	161,863	6,903
Mid-America Apartment Communities, Inc. REIT	111,876	6,849
Assured Guaranty Ltd.	256,886	6,661
UMB Financial Corp.	181,129	6,624
United Bankshares, Inc.	176,095	6,554
International Bancshares Corp.	220,654	6,549
Hancock Holding Co.	121,584	6,511
Entertainment Properties Trust REIT	131,192	6,470
Cousins Properties, Inc. REIT	189,130	6,470
^ Friedman, Billings, Ramsey Group, Inc. REIT	797,861	6,407
Chittenden Corp.	221,549	6,356
Longview Fibre Co. REIT	309,498	6,289
* Piper Jaffray Cos., Inc.	102,857	6,235
Provident Bankshares Corp.	163,805	6,069
^ Redwood Trust, Inc. REIT	120,331	6,061
Newcastle Investment Corp. REIT	218,720	5,995
DiamondRock Hospitality Co. REIT	359,331	5,968
Pacific Capital Bancorp	220,382	5,944
National Retail Properties REIT	273,028	5,897
MAF Bancorp, Inc.	141,931	5,860
EastGroup Properties, Inc. REIT	116,500	5,809
* Knight Capital Group, Inc. Class A	318,869	5,803
FelCor Lodging Trust, Inc. REIT	287,181	5,758
Old National Bancorp	299,772	5,726
First Community Bancorp	101,896	5,701
Susquehanna Bancshares, Inc.	231,494	5,658
Provident Financial Services Inc.	302,805	5,605
Spirit Finance Corp. REIT	482,059	5,597
Inland Real Estate Corp. REIT	319,377	5,595
LaSalle Hotel Properties REIT	129,007	5,591
Park National Corp.	55,861	5,591
Lexington Corporate Properties Trust REIT	262,820	5,567
LandAmerica Financial Group, Inc.	83,988	5,526
R.L.I. Corp.	108,260	5,499
Tanger Factory Outlet Centers, Inc. REIT	153,862	5,481
MB Financial, Inc.	145,362	5,359
Frontier Financial Corp.	201,592	5,229
Heritage Property Investment Trust REIT	142,527	5,197
Glacier Bancorp, Inc.	151,970	5,193
U-Store-It Trust REIT	241,079	5,174
Alabama National BanCorporation	74,219	5,065
Citizens Banking Corp.	192,332	5,051
Franklin Street Properties Corp. REIT	252,553	5,016
First Citizens BancShares Class A	26,120	4,992
First Republic Bank	117,182	4,987
Central Pacific Financial Co.	136,166	4,981
Equity One, Inc. REIT	207,063	4,963
Sovran Self Storage, Inc. REIT	88,023	4,890
PS Business Parks, Inc. REIT	79,596	4,800
Republic Bancorp, Inc.	354,227	4,722
Max Re Capital Ltd.	204,715	4,700
^* First Federal Financial Corp.	82,442	4,676
F.N.B. Corp.	276,226	4,602
^ Novastar Financial, Inc. REIT	155,049	4,526
Harbor Florida Bancshares, Inc.	101,758	4,509
Glimcher Realty Trust REIT	181,752	4,504
Digital Realty Trust, Inc. REIT	142,507	4,463
Prosperity Bancshares, Inc.	128,492	4,374
Sterling Bancshares, Inc.	215,354	4,361
Omega Healthcare Investors, Inc. REIT	288,119	4,325
Equity Inns, Inc. REIT	270,922	4,313
First Commonwealth Financial Corp.	329,081	4,288
Zenith National Insurance Corp.	107,230	4,277
Infinity Property & Casualty Corp.	102,567	4,219
CVB Financial Corp.	285,398	4,215
Brookline Bancorp, Inc.	306,559	4,215
BankUnited Financial Corp.	160,349	4,180
Fidelity Bankshares, Inc.	106,095	4,139
MCG Capital Corp.	252,337	4,121
Ares Capital Corp.	235,957	4,110
Horace Mann Educators Corp.	213,411	4,104
Taubman Co. REIT	91,863	4,081
* Trammell Crow Co.	111,652	4,076
PFF Bancorp, Inc.	108,936	4,035
TrustCo Bank NY	371,765	4,030
RAIT Investment Trust REIT	139,056	4,012
First BanCorp Puerto Rico	361,356	3,997
National Penn Bancshares Inc.	203,483	3,992
Trustreet Properties, Inc. REIT	318,599	3,986
Capitol Federal Financial	110,913	3,944
Commercial Capital Bancorp, Inc.	241,332	3,847
Hanmi Financial Corp.	193,345	3,790
Ashford Hospitality Trust REIT	314,761	3,755
First Charter Corp.	154,455	3,716
Glenborough Realty Trust, Inc. REIT	143,788	3,700
Anthracite Capital Inc. REIT	283,526	3,646
S & T Bancorp, Inc.	110,703	3,598
NBT Bancorp, Inc.	154,268	3,588
Impac Mortgage Holdings, Inc. REIT	378,956	3,551
Amcore Financial, Inc.	117,081	3,546
First Potomac REIT	117,015	3,536
Saxon Inc. REIT	248,129	3,484
Bank Mutual Corp.	286,755	3,478
Innkeepers USA Trust REIT	213,259	3,474
Financial Federal Corp.	128,035	3,431
Corus Bankshares Inc.	152,569	3,411
BankAtlantic Bancorp, Inc. Class A	238,999	3,399
City Holding Co.	84,871	3,384
W Holding Co., Inc.	570,575	3,372
Chemical Financial Corp.	112,254	3,332
National Health Investors REIT	117,406	3,326
Extra Space Storage Inc. REIT	191,753	3,319
* USI Holdings Corp.	243,419	3,298
Parkway Properties Inc. REIT	70,421	3,274
Acadia Realty Trust REIT	126,262	3,220
United Fire & Casualty Co.	101,009	3,162
Community Bank System, Inc.	141,671	3,139
Alfa Corp.	180,088	3,110
Mills Corp. REIT	183,198	3,061
American Equity Investment Life Holding Co.	248,298	3,047
Community Banks, Inc.	113,583	3,044
^ Doral Financial Corp.	455,600	3,002
Capitol Bancorp Ltd.	67,263	2,993
Fremont General Corp.	212,866	2,978
Stewart Information Services Corp.	85,108	2,959
MFA Mortgage Investments, Inc. REIT	396,720	2,956
First Financial Bankshares, Inc.	77,228	2,946
Mid-State Bancshares	105,674	2,891
Safety Insurance Group, Inc.	59,192	2,880
Westbanco Inc.	98,100	2,866
Deerfield Triarc Capital Corp. REIT	218,243	2,861
Cash America International Inc.	72,981	2,852
* Centennial Bank Holdings Inc.	293,006	2,836
^* LaBranche & Co. Inc.	271,381	2,814
Provident New York Bancorp, Inc.	202,914	2,776
Flagstar Bancorp, Inc.	188,610	2,744
Highland Hospitality Corp. REIT	191,191	2,740
Ramco-Gershenson Properties Trust REIT	83,784	2,677
Medical Properties Trust Inc. REIT	199,003	2,665
IBERIABANK Corp.	43,429	2,649
Capital Trust Class A REIT	64,813	2,640
Anchor Bancorp Wisconsin Inc.	92,136	2,631
Sandy Spring Bancorp, Inc.	73,858	2,612
TierOne Corp.	76,733	2,604
Harleysville National Corp.	129,132	2,596
Sun Communities, Inc. REIT	80,675	2,578
Northwest Bancorp, Inc.	100,966	2,575
Columbia Banking System, Inc.	79,547	2,546
National Western Life Insurance Co. Class A	11,075	2,546
Sterling Financial Corp. (PA)	114,693	2,522
First Financial Bancorp	157,344	2,503
GMH Communities Trust REIT	197,371	2,491
Midland Co.	56,803	2,461
* Triad Guaranty, Inc.	47,621	2,437
Gramercy Capital Corp. REIT	96,264	2,427
Harleysville Group, Inc.	68,350	2,392
LTC Properties, Inc. REIT	98,459	2,388
Community Trust Bancorp Inc.	63,396	2,387
Independent Bank Corp. (MI)	97,547	2,368
Getty Realty Holding Corp. REIT	79,893	2,339
Independent Bank Corp. (MA)	71,030	2,310
* United America Indemnity, Ltd.	102,100	2,294
Presidential Life Corp.	102,450	2,292
Saul Centers, Inc. REIT	50,791	2,286
Partners Trust Financial Group, Inc.	212,519	2,276
West Coast Bancorp	73,046	2,231
* Investors Bancorp, Inc.	144,742	2,184
Arbor Realty Trust, Inc. REIT	84,844	2,169
State Auto Financial Corp.	70,495	2,154
Seacoast Banking Corp. of Florida	70,353	2,125
Investors Real Estate Trust REIT	217,575	2,124
Fieldstone Investment Corp. REIT	242,602	2,118
FBL Financial Group, Inc. Class A	63,002	2,109
Advance America Cash Advance Centers Inc.	146,202	2,108
Nara Bancorp, Inc.	114,076	2,086
JER Investors Trust Inc. REIT	121,497	2,085
* Franklin Bank Corp.	104,693	2,081
KNBT Bancorp Inc.	129,377	2,080
First Financial Holdings, Inc.	59,935	2,051
Interchange Financial Services Corp.	90,640	2,050
Banner Corp.	49,746	2,042
BankFinancial Corp.	116,043	2,030
Luminent Mortgage Capital, Inc. REIT	194,491	2,001
Universal Health Realty Income REIT	55,635	1,995
Integra Bank Corp.	78,187	1,977
City Bank Lynnwood (WA)	41,968	1,974
Sterling Financial Corp.	60,768	1,971
Dime Community Bancshares	133,501	1,966
SWS Group, Inc.	78,964	1,965
First Merchants Corp.	82,731	1,957
Education Realty Trust, Inc. REIT	131,280	1,938
* Navigators Group, Inc.	40,360	1,938
Placer Sierra Bancshares	87,145	1,935
Renasant Corp.	68,928	1,935
21st Century Insurance Group	128,180	1,916
MortgageIT Holdings Inc. REIT	135,933	1,914
Anworth Mortgage Asset Corp. REIT	226,040	1,887
^ Capital City Bank Group, Inc.	60,503	1,882
Irwin Financial Corp.	95,981	1,877
Union Bankshares Corp.	41,748	1,850
First Source Corp.	62,567	1,847
Capital Lease Funding, Inc. REIT	165,837	1,839
* Universal American Financial Corp.	112,976	1,816
Washington Trust Bancorp, Inc.	66,807	1,771
First Indiana Corp.	67,514	1,756
Sterling Bancorp	89,022	1,750
Resource America, Inc.	83,995	1,747
* CNA Surety Corp.	86,462	1,747
WSFS Financial Corp.	27,908	1,736
Omega Financial Corp.	56,740	1,706
* Argonaut Group, Inc.	54,388	1,688
Urstadt Biddle Properties Class A REIT	92,631	1,683
Univest Corp. of Pennsylvania	58,209	1,682
First Place Financial Corp.	73,273	1,660
Kearny Financial Corp.	108,704	1,650
Suffolk Bancorp	51,656	1,649
United Community Financial Corp.	132,102	1,627
Advanta Corp. Class A	47,688	1,620
Capital Southwest Corp.	13,440	1,601
First Community Bancshares, Inc.	47,939	1,600
First Financial Corp. (IN)	50,016	1,596
Flushing Financial Corp.	88,935	1,556
Tompkins Trustco, Inc.	34,163	1,553
First Busey Corp.	68,255	1,550
Simmons First National Corp.	53,414	1,550
Yardville National Bancorp	43,218	1,541
TriCo Bancshares	62,221	1,540
Global Signal, Inc. REIT	30,272	1,531
^ Odyssey Re Holdings Corp.	44,417	1,500
ITLA Capital Corp.	27,707	1,490
PXRE Group Ltd.	359,725	1,482
HomeBanc Corp. REIT	239,454	1,473
^ Heartland Financial USA, Inc.	56,973	1,463
BancFirst Corp.	31,224	1,459
* Accredited Home Lenders Holding Co.	39,746	1,428
U.S.B. Holding Co., Inc.	64,360	1,420
Scottish Re Group Ltd.	128,605	1,398
Center Financial Corp.	57,277	1,362
Bristol West Holdings, Inc.	90,480	1,316
Oriental Financial Group Inc.	109,311	1,303
Peoples Bancorp, Inc.	44,439	1,299
Great Southern Bancorp, Inc.	44,056	1,238
First Bancorp (NC)	59,702	1,217
Arrow Financial Corp.	44,831	1,137
^* CompuCredit Corp.	36,411	1,100
Gamco Investors Inc. Class A	28,782	1,095
Lakeland Bancorp, Inc.	76,464	1,092
R & G Financial Corp. Class B	138,961	1,035
^* Wauwatosa Holdings, Inc.	57,259	1,011
Aames Investment Corp. REIT	213,998	996
Republic Bancorp, Inc. Class A	42,619	901
Baldwin & Lyons, Inc. Class B	36,032	873
OceanFirst Financial Corp.	40,624	871
Cohen & Steers, Inc.	26,697	864
* Affordable Residential Communities REIT	86,091	834
Charter Financial Corp.	19,987	799
* Primus Guaranty, Ltd.	62,904	762
Clifton Savings Bancorp, Inc.	67,495	757
Midwest Banc Holdings, Inc.	30,575	747
Direct General Corp.	48,989	659
Royal Bancshares of Pennsylvania, Inc.	23,272	630
Advanta Corp. Class B	13,124	484
NetBank, Inc.	80,014	484
* First Acceptance Corp.	41,206	473
National Interstate Corp.	14,119	347
Crawford & Co. Class B	49,166	334
* Encore Capital Group, Inc.	21,519	279
Urstadt Biddle Properties REIT	13,771	236
Trizec Properties, Inc. REIT	27	1

		1,673,335

Health Care (2.7%)
* LifePoint Hospitals, Inc.	257,104	9,081
* Advanced Medical Optics, Inc.	221,640	8,766
* AMERIGROUP Corp.	256,620	7,583
Perrigo Co.	396,926	6,736
Owens & Minor, Inc. Holding Co.	198,496	6,529
West Pharmaceutical Services, Inc.	160,457	6,301
* Kindred Healthcare, Inc.	198,551	5,903
Alpharma, Inc. Class A	212,922	4,980
* Viasys Healthcare Inc.	160,244	4,365
Analogic Corp.	68,712	3,526
Invacare Corp.	145,029	3,411
* Human Genome Sciences, Inc.	293,686	3,389
* Bio-Rad Laboratories, Inc. Class A	45,240	3,200
* CONMED Corp.	139,447	2,944
Cambrex Corp.	132,533	2,745
* Varian, Inc.	54,168	2,485
* Genesis Healthcare Corp.	48,626	2,316
Landauer, Inc.	45,044	2,286
* Cross Country Healthcare, Inc.	127,623	2,170
Datascope Corp.	64,411	2,156
* Alexion Pharmaceuticals, Inc.	54,896	1,865
* Applera Corp.-Celera Genomics Group	133,886	1,864
* Merit Medical Systems, Inc.	127,914	1,737
* Pharmanet Development Group, Inc.	87,151	1,693
* Myriad Genetics, Inc.	68,112	1,679
* DJ Orthopedics Inc.	39,587	1,644
* Nuvelo, Inc.	89,492	1,632
* PAREXEL International Corp.	47,274	1,564
Vital Signs, Inc.	25,260	1,430
* Conor Medsystems, Inc.	54,624	1,287
* Odyssey Healthcare, Inc.	85,210	1,208
* RehabCare Group, Inc.	83,506	1,094
* Albany Molecular Research, Inc.	113,002	1,058
* ICU Medical, Inc.	21,971	999
* Zymogenetics, Inc.	57,307	967
* Progenics Pharmaceuticals, Inc.	37,166	872
* Nabi Biopharmaceuticals	146,824	849
^* Enzo Biochem, Inc.	67,504	823
^* Dendreon Corp.	175,775	786
* Merge Technologies, Inc.	107,532	740
* Molecular Devices Corp.	39,717	734
^* Geron Corp.	112,398	705
^* Cell Genesys, Inc.	130,545	597
^* New River Pharmaceuticals Inc.	22,092	568
* Incyte Corp.	124,113	525
* Maxygen Inc.	57,133	475
* deCODE genetics, Inc.	84,895	467
* Rigel Pharmaceuticals, Inc.	40,672	418
* Discovery Laboratories, Inc.	103,273	220
* NitroMed, Inc.	58,733	186

		121,558

Industrials (14.6%)
Harsco Corp.	208,436	16,185
Ryder System, Inc.	303,064	15,662
* Corrections Corp. of America	298,556	12,913
Carlisle Co., Inc.	152,680	12,840
Trinity Industries, Inc.	392,161	12,616
Con-way, Inc.	256,804	11,510
* AGCO Corp.	450,315	11,415
IDEX Corp.	265,018	11,409
Laidlaw International Inc.	415,203	11,347
Kennametal, Inc.	196,701	11,143
The Timken Co.	371,818	11,073
* YRC Worldwide, Inc.	285,699	10,582
GATX Corp.	252,625	10,451
* US Airways Group Inc.	235,214	10,427
Adesa, Inc.	446,694	10,323
Crane Co.	242,430	10,134
Acuity Brands, Inc.	223,056	10,127
Teleflex Inc.	179,787	10,003
* URS Corp.	253,833	9,872
Lincoln Electric Holdings, Inc.	179,225	9,759
* Shaw Group, Inc.	398,537	9,421
Alexander & Baldwin, Inc.	208,735	9,262
Avis Budget Group, Inc.	496,546	9,082
Granite Construction Co.	165,903	8,851
IKON Office Solutions, Inc.	652,464	8,769
DRS Technologies, Inc.	198,122	8,652
Washington Group International, Inc.	144,192	8,487
* United Rentals, Inc.	354,524	8,243
Brady Corp. Class A	233,764	8,219
Belden CDT Inc.	211,363	8,080
* United Stationers, Inc.	157,096	7,307
* PHH Corp.	264,983	7,261
Briggs & Stratton Corp.	253,849	6,994
Lennox International Inc.	303,185	6,943
Watson Wyatt & Co. Holdings	168,014	6,875
Mueller Industries Inc.	183,286	6,446
* Alaska Air Group, Inc.	166,445	6,332
Regal-Beloit Corp.	145,235	6,318
HNI Corp.	150,878	6,274
* Moog Inc.	176,776	6,127
Curtiss-Wright Corp.	195,449	5,932
* Quanta Services, Inc.	343,335	5,789
Nordson Corp.	142,584	5,683
Banta Corp.	119,134	5,671
* EMCOR Group, Inc.	101,655	5,575
Watsco, Inc.	120,311	5,535
* Dollar Thrifty Automotive Group, Inc.	122,284	5,450
* Swift Transportation Co., Inc.	222,603	5,280
Woodward Governor Co.	154,658	5,187
Kaydon Corp.	139,933	5,180
Arkansas Best Corp.	120,007	5,164
Werner Enterprises, Inc.	272,569	5,100
Applied Industrial Technology, Inc.	199,911	4,878
John H. Harland Co.	133,211	4,856
Valmont Industries, Inc.	88,198	4,608
UAP Holding Corp.	215,011	4,595
Steelcase Inc.	287,355	4,509
* Korn/Ferry International	209,709	4,391
Deluxe Corp.	253,805	4,340
* Continental Airlines, Inc. Class B	152,571	4,319
* Esterline Technologies Corp.	126,193	4,260
Baldor Electric Co.	135,833	4,188
Universal Forest Products, Inc.	83,381	4,090
* School Specialty, Inc.	114,019	4,024
* NCO Group, Inc.	152,152	3,989
Watts Water Technologies, Inc.	125,497	3,986
CLARCOR Inc.	128,673	3,923
ABM Industries Inc.	207,249	3,888
A.O. Smith Corp.	98,438	3,881
* Jacuzzi Brands, Inc.	385,536	3,852
* NCI Building Systems, Inc.	65,751	3,825
NACCO Industries, Inc. Class A	28,010	3,807
Viad Corp.	105,811	3,747
* Consolidated Graphics, Inc.	61,300	3,688
Skywest, Inc.	150,118	3,681
Federal Signal Corp.	239,655	3,655
Triumph Group, Inc.	79,276	3,357
Walter Industries, Inc.	75,680	3,230
Barnes Group, Inc.	179,954	3,160
* EnPro Industries, Inc.	104,623	3,145
* Interline Brands, Inc.	120,127	2,965
* BE Aerospace, Inc.	134,599	2,839
Ameron International Corp.	41,322	2,745
McGrath RentCorp	104,987	2,688
Kelly Services, Inc. Class A	96,532	2,646
* FTI Consulting, Inc.	99,305	2,489
* Republic Airways Holdings Inc.	156,056	2,422
* Sequa Corp. Class A	25,629	2,406
CIRCOR International, Inc.	74,991	2,291
Bowne & Co., Inc.	159,642	2,280
Cascade Corp.	49,540	2,262
Tredegar Corp.	134,641	2,254
* CBIZ Inc.	303,023	2,212
* Heidrick & Struggles International, Inc.	60,149	2,165
Eagle Bulk Shipping Inc.	133,677	2,150
* Insituform Technologies Inc. Class A	87,300	2,120
Wabash National Corp.	154,692	2,118
Apogee Enterprises, Inc.	138,193	2,102
* RailAmerica, Inc.	192,319	2,100
* Spherion Corp.	291,612	2,085
* Griffon Corp.	81,887	1,955
Knoll, Inc.	96,523	1,950
Kaman Corp. Class A	107,089	1,929
Tennant Co.	78,266	1,905
* GrafTech International Ltd.	316,891	1,851
EDO Corp.	80,845	1,850
* Commercial Vehicle Group Inc.	94,192	1,814
Robbins & Myers, Inc.	58,653	1,814
Ennis, Inc.	82,472	1,786
* EnerSys	104,004	1,668
* Electro Rent Corp.	94,088	1,600
Cubic Corp.	80,283	1,572
^* Frontier Airlines Holdings, Inc.	181,857	1,500
* Volt Information Sciences Inc.	42,046	1,495
Standex International Corp.	52,915	1,475
Albany International Corp.	46,082	1,466
Genco Shipping and Trading Ltd.	62,997	1,428
* Amerco, Inc.	18,523	1,373
Bluelinx Holdings Inc.	143,674	1,368
Lawson Products, Inc.	31,569	1,323
CDI Corp.	63,655	1,318
Central Parking Corp.	78,900	1,302
Schawk, Inc.	64,366	1,173
* Infrasource Services Inc.	65,898	1,157
HEICO Corp.	33,354	1,144
* Tecumseh Products Co. Class A	72,673	1,105
* ExpressJet Holdings, Inc.	148,459	981
ElkCorp	33,484	909
Horizon Lines Inc.	46,734	780
* RBC Bearings Inc.	31,849	769
* Sirva Inc.	236,523	629
The Standard Register Co.	47,605	628
HEICO Corp. Class A	21,280	618
^* FuelCell Energy, Inc.	75,896	578
^* Sea Containers Ltd. Class A	129,146	151
* Tecumseh Products Co. Class B	6,015	90

		654,945

Information Technology (8.6%)
* Integrated Device Technology Inc.	995,851	15,993
* Convergys Corp.	695,580	14,364
* Avnet, Inc.	654,722	12,846
* Vishay Intertechnology, Inc.	843,764	11,846
* Sybase, Inc.	446,281	10,818
* Tech Data Corp.	275,876	10,078
Anixter International Inc.	164,757	9,304
* Synopsys, Inc.	464,167	9,153
* ADC Telecommunications, Inc.	580,793	8,712
* Benchmark Electronics, Inc.	319,083	8,577
* MPS Group, Inc.	512,118	7,738
* Emulex Corp.	417,956	7,594
* Andrew Corp.	792,333	7,313
* BearingPoint, Inc.	901,970	7,089
Imation Corp.	173,597	6,970
* Electronics for Imaging, Inc.	287,541	6,579
* BISYS Group, Inc.	600,957	6,526
* Brocade Communications Systems, Inc.	882,549	6,231
* CommScope, Inc.	187,278	6,154
* Perot Systems Corp.	442,356	6,100
* Arris Group Inc.	529,322	6,066
* Entegris Inc.	545,900	5,956
* Ciena Corp.	210,241	5,729
Technitrol, Inc.	191,525	5,717
* Fairchild Semiconductor International, Inc.	302,198	5,651
* Mentor Graphics Corp.	398,626	5,613
* Internet Security Systems, Inc.	200,352	5,562
* Varian Semiconductor Equipment Associates, Inc.	142,830	5,242
* Brooks Automation, Inc.	352,671	4,602
* Lawson Softward, Inc.	628,502	4,557
Reynolds & Reynolds Class A	110,850	4,380
* 3Com Corp.	971,274	4,283
* Zoran Corp.	243,381	3,914
* CSG Systems International, Inc.	147,303	3,893
United Online, Inc.	318,905	3,884
* Lattice Semiconductor Corp.	566,082	3,861
* Aeroflex, Inc.	372,787	3,832
* Powerwave Technologies, Inc.	501,417	3,811
* Sycamore Networks, Inc.	969,972	3,666
* Paxar Corp.	183,243	3,661
* MKS Instruments, Inc.	180,084	3,658
* McDATA Corp. Class A	726,518	3,654
* Axcelis Technologies, Inc.	501,773	3,543
* KEMET Corp.	432,102	3,487
Black Box Corp.	86,749	3,376
* Palm, Inc.	230,220	3,352
* Newport Corp.	191,798	3,126
Park Electrochemical Corp.	94,948	3,008
* SonicWALL, Inc.	272,302	2,974
* Electro Scientific Industries, Inc.	143,302	2,952
* Advanced Energy Industries, Inc.	166,440	2,836
* Standard Microsystem Corp.	99,096	2,816
* Hutchinson Technology, Inc.	127,342	2,678
* Progress Software Corp.	102,105	2,655
* FileNet Corp.	72,931	2,540
MAXIMUS, Inc.	96,077	2,508
* SafeNet, Inc.	129,429	2,354
CTS Corp.	169,429	2,335
* Mastec Inc.	207,848	2,301
* Borland Software Corp.	386,517	2,215
* Interwoven Inc.	200,543	2,212
* Dycom Industries, Inc.	100,006	2,150
Agilysys, Inc.	151,786	2,131
Inter-Tel, Inc.	98,415	2,126
* Gateway, Inc.	1,112,532	2,103
* Gartner, Inc. Class A	119,197	2,097
* Genesis Microchip Inc.	176,230	2,074
* Checkpoint Systems, Inc.	125,293	2,069
* Quantum Corp.	931,099	2,030
* Vignette Corp.	148,121	2,006
* ON Semiconductor Corp.	339,697	1,997
* Actel Corp.	128,138	1,993
^* Spansion Inc. Class A	119,294	1,989
* Littelfuse, Inc.	55,332	1,920
Cognex Corp.	73,395	1,854
* Ciber, Inc.	279,072	1,850
* TriQuint Semiconductor, Inc.	351,030	1,825
Methode Electronics, Inc. Class A	186,267	1,771
* Adaptec, Inc.	366,664	1,617
Bel Fuse, Inc. Class B	49,213	1,579
* SYNNEX Corp.	65,642	1,510
* Cirrus Logic, Inc.	194,273	1,416
* Ariba, Inc.	185,351	1,388
* JDA Software Group, Inc.	89,713	1,383
* Veeco Instruments, Inc.	67,493	1,360
* Rackable Systems Inc.	48,163	1,318
* Mercury Computer Systems, Inc.	104,707	1,241
Cohu, Inc.	68,808	1,227
* Forrester Research, Inc.	45,743	1,203
* Credence Systems Corp.	419,345	1,195
* Ness Technologies Inc.	67,372	899
* LTX Corp.	152,093	762
* Extreme Networks, Inc.	199,884	726
* Asyst Technologies, Inc.	83,649	565
* PortalPlayer Inc.	42,373	478
* Ulticom, Inc.	31,976	333
* Westell Technologies, Inc.	137,078	286
* McDATA Corp. Class B	38,678	191
Bel Fuse, Inc. Class A	2,754	75

		389,182

Materials (7.2%)
Lubrizol Corp.	339,250	15,514
Carpenter Technology Corp.	120,102	12,912
Valspar Corp.	479,463	12,754
FMC Corp.	184,448	11,818
RPM International, Inc.	588,570	11,177
Cabot Corp.	298,811	11,116
Cytec Industries, Inc.	198,924	11,058
Albemarle Corp.	199,641	10,846
Commercial Metals Co.	494,668	10,057
Louisiana-Pacific Corp.	527,303	9,897
Celanese Corp. Series A	551,217	9,867
Packaging Corp. of America	412,841	9,578
AptarGroup Inc.	175,019	8,905
* Oregon Steel Mills, Inc.	177,580	8,678
* Aleris International Inc.	147,624	7,461
Steel Dynamics, Inc.	141,699	7,149
H.B. Fuller Co.	291,115	6,824
* OM Group, Inc.	145,843	6,408
Worthington Industries, Inc.	351,299	5,993
Texas Industries, Inc.	114,981	5,986
Bowater Inc.	278,161	5,722
Olin Corp.	359,297	5,519
Minerals Technologies, Inc.	99,285	5,302
Compass Minerals International	158,698	4,493
Georgia Gulf Corp.	161,819	4,437
Airgas, Inc.	121,305	4,388
Sensient Technologies Corp.	218,185	4,270
Spartech Corp.	159,125	4,260
MacDermid, Inc.	129,771	4,233
* Hercules, Inc.	268,153	4,229
Cleveland-Cliffs Inc.	109,136	4,159
* Century Aluminum Co.	112,180	3,775
Ferro Corp.	211,908	3,768
CF Industries Holdings, Inc.	218,688	3,733
Quanex Corp.	122,046	3,704
* PolyOne Corp.	435,986	3,632
Schnitzer Steel Industries, Inc. Class A	113,092	3,567
Arch Chemicals, Inc.	119,098	3,388
Rock-Tenn Co.	162,973	3,227
Westlake Chemical Corp.	97,041	3,106
A. Schulman Inc.	131,226	3,085
Wausau Paper Corp.	227,872	3,076
Silgan Holdings, Inc.	78,227	2,938
Ryerson Tull, Inc.	128,239	2,807
Gibraltar Industries Inc.	126,046	2,796
AMCOL International Corp.	111,295	2,772
Glatfelter	197,864	2,681
* Rockwood Holdings, Inc.	128,206	2,562
Neenah Paper Inc.	73,428	2,513
* RTI International Metals, Inc.	57,247	2,495
^* Terra Industries, Inc.	307,566	2,371
Metal Management, Inc.	80,011	2,228
NewMarket Corp.	33,927	1,973
^* Apex Silver Mines Ltd.	96,429	1,607
* Buckeye Technology, Inc.	169,397	1,440
Myers Industries, Inc.	84,141	1,430
Tronox Inc. Class B	109,978	1,404
Schweitzer-Mauduit International, Inc.	72,439	1,375
Chesapeake Corp. of Virginia	93,012	1,331
Tronox Inc.	91,622	1,168
* Caraustar Industries, Inc.	143,220	1,141
^* Calgon Carbon Corp.	177,441	784
* Graphic Packaging Corp.	173,369	635
NL Industries, Inc.	47,892	476

		323,998

Telecommunication Services (0.7%)
Commonwealth Telephone Enterprises, Inc.	106,225	4,380
* Time Warner Telecom Inc.	205,417	3,905
* IDT Corp. Class B	211,391	3,048
USA Mobility, Inc.	129,012	2,947
* Premiere Global Services, Inc.	338,885	2,942
FairPoint Communications, Inc.	139,456	2,427
Iowa Telecommunications Services Inc.	109,126	2,160
* Cincinnati Bell Inc.	429,778	2,072
Consolidated Communications Holdings, Inc.	95,714	1,791
* Broadwing Corp.	136,038	1,717
North Pittsburgh Systems, Inc.	67,477	1,698
Surewest Communications	72,260	1,407
* IDT Corp.	68,963	975
* Cogent Communications Group, Inc.	45,745	530
* Wireless Facilities, Inc.	230,183	493

		32,492

Utilities (8.8%)
Northeast Utilities	762,016	17,732
OGE Energy Corp.	450,417	16,265
* CMS Energy Corp.	1,097,712	15,851
* Sierra Pacific Resources	1,098,615	15,754
Energen Corp.	347,163	14,536
National Fuel Gas Co.	396,008	14,395
AGL Resources Inc.	387,106	14,129
Puget Energy, Inc.	576,331	13,100
UGI Corp. Holding Co.	522,541	12,776
Southern Union Co.	472,186	12,470
Great Plains Energy, Inc.	395,229	12,260
Atmos Energy Corp.	402,434	11,489
Hawaiian Electric Industries Inc.	403,103	10,908
* Dynegy, Inc.	1,965,351	10,888
Vectren Corp.	378,863	10,172
Westar Energy, Inc.	432,419	10,166
WPS Resources Corp.	199,766	9,914
Piedmont Natural Gas, Inc.	378,957	9,591
Nicor Inc.	220,508	9,429
PNM Resources Inc.	325,038	8,961
* Aquila, Inc.	1,858,182	8,046
IDACORP, Inc.	212,653	8,040
Peoples Energy Corp.	190,665	7,751
Duquesne Light Holdings, Inc.	388,724	7,642
WGL Holdings Inc.	242,526	7,601
Cleco Corp.	285,624	7,209
Aqua America, Inc.	327,975	7,196
New Jersey Resources Corp.	139,229	6,864
Southwest Gas Corp.	198,934	6,628
NorthWestern Corp.	176,926	6,189
UniSource Energy Corp.	173,846	5,794
Avista Corp.	242,977	5,754
Black Hills Corp.	165,364	5,558
ALLETE, Inc.	127,502	5,540
Northwest Natural Gas Co.	137,122	5,386
* El Paso Electric Co.	240,382	5,370
UIL Holdings Corp.	116,095	4,354
South Jersey Industries, Inc.	144,379	4,318
Otter Tail Corp.	139,282	4,073
CH Energy Group, Inc.	78,437	4,037
MGE Energy, Inc.	101,601	3,290
Empire District Electric Co.	146,412	3,277
The Laclede Group, Inc.	100,575	3,226
California Water Service Group	86,998	3,213
American States Water Co.	83,434	3,191
ITC Holdings Corp.	66,146	2,064
SJW Corp.	68,554	2,050

		394,447

Total Common Stocks
(Cost $3,752,272)		4,473,353

Temporary Cash Investments (2.3%)

Money Market Fund (2.3%)

1 Vanguard Market Liquidity Fund 5.306%	101,107,171	101,107

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.188%, 2/27/07	1,000	979
3 5.150%, 12/26/06	1,000	988

		1,967

Total Temporary Cash Investments
(Cost $103,074)		103,074

Total Investments (101.7%)
(Cost $3,855,346)		4,576,427

Other Assets and Liabilities - Net (-1.7%)		(75,658)

Net Assets (100%)		4,500,769

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,967,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30 , 2006, the cost of investment securities for tax purposes was $3,855,346,000. Net unrealized appreciation of investment securities for tax purposes was $721,081,000, consisting of unrealized gains of $877,840,000 on securities that had risen in value since their purchase and $156,759,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000	305	22,329	(110)
Russell 2000 Index	26	9,517	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (17.1%)
* O'Reilly Automotive, Inc.	309,932	10,293
* ITT Educational Services, Inc.	140,856	9,339
* Penn National Gaming, Inc.	232,146	8,478
* Laureate Education Inc.	157,016	7,515
* Scientific Games Corp.	220,232	7,003
* Hanesbrands Inc.	306,194	6,892
* The Cheesecake Factory Inc.	242,016	6,581
SCP Pool Corp.	170,512	6,565
* Sonic Corp.	286,390	6,475
* GameStop Corp. Class B	139,552	6,239
^* Nutri/System Inc.	98,719	6,149
* Gaylord Entertainment Co.	130,818	5,736
* Panera Bread Co.	96,605	5,627
Polaris Industries, Inc.	133,329	5,486
* Dick's Sporting Goods, Inc.	119,056	5,419
Ruby Tuesday, Inc.	190,238	5,363
Sotheby's	165,511	5,336
* Tractor Supply Co.	109,278	5,274
Applebee's International, Inc.	239,393	5,149
* Coldwater Creek Inc.	178,598	5,136
* Aeropostale, Inc.	175,692	5,136
* PETCO Animal Supplies, Inc.	177,495	5,083
* Jarden Corp.	149,795	4,939
Thor Industries, Inc.	118,729	4,888
* Timberland Co.	168,029	4,834
* Marvel Entertainment, Inc.	198,792	4,799
Choice Hotel International, Inc.	116,468	4,764
Strayer Education, Inc.	43,903	4,751
* The Children's Place Retail Stores, Inc.	73,984	4,737
Harte-Hanks, Inc.	169,221	4,459
* The Gymboree Corp.	105,238	4,439
John Wiley & Sons Class A	120,761	4,349
* Life Time Fitness, Inc.	93,052	4,307
* DeVry, Inc.	193,528	4,116
* Tween Brands, Inc.	108,229	4,069
^* priceline.com, Inc.	109,817	4,040
* The Pantry, Inc.	69,307	3,907
^* Under Armour, Inc.	97,310	3,894
The Yankee Candle Co., Inc.	131,088	3,837
Matthews International Corp.	103,428	3,807
* Select Comfort Corp.	172,820	3,781
* Guitar Center, Inc.	84,608	3,780
* Bright Horizons Family Solutions, Inc.	89,616	3,740
* Carter's, Inc.	139,722	3,687
* Big Lots Inc.	181,894	3,603
Arbitron Inc.	97,062	3,592
* Live Nation	174,844	3,570
* Tenneco Automotive, Inc.	152,386	3,564
* Pacific Sunwear of California, Inc.	234,409	3,535
Christopher & Banks Corp.	117,605	3,467
* CEC Entertainment Inc.	107,279	3,380
* LKQ Corp.	152,845	3,358
* RCN Corp.	118,656	3,358
* Visteon Corp.	411,933	3,357
* Rare Hospitality International Inc.	109,184	3,337
* Netflix.com, Inc.	143,674	3,273
* Fossil, Inc.	151,885	3,272
* The Dress Barn, Inc.	148,757	3,246
* Vail Resorts Inc.	79,535	3,183
^ Winnebago Industries, Inc.	99,586	3,125
* GameStop Corp. Class A	65,942	3,052
* Hibbett Sporting Goods, Inc.	115,890	3,034
^* Shuffle Master, Inc.	112,044	3,026
Aaron Rents, Inc. Class B	130,803	3,006
* Corinthian Colleges, Inc.	277,751	3,003
Triarc Cos., Inc. Class B	195,386	2,954
CKE Restaurants Inc.	173,379	2,899
ADVO, Inc.	101,986	2,854
* Guess ?, Inc.	58,541	2,841
* Papa John's International, Inc.	78,616	2,839
* Pinnacle Entertainment, Inc.	100,537	2,827
* P.F. Chang's China Bistro, Inc.	81,039	2,813
* Gemstar-TV Guide International, Inc.	819,684	2,721
* Valassis Communications, Inc.	154,000	2,718
* Columbia Sportswear Co.	47,588	2,657
* Genesco, Inc.	75,126	2,590
* WMS Industries, Inc.	86,488	2,526
K-Swiss, Inc.	83,773	2,518
Steven Madden, Ltd.	63,518	2,492
* Interactive Data Corp.	120,640	2,407
* VistaPrint Ltd.	90,366	2,344
* Steiner Leisure Ltd.	53,383	2,245
^* TiVo Inc.	292,683	2,221
Ryland Group, Inc.	51,371	2,220
Jackson Hewitt Tax Service Inc.	73,774	2,214
* Red Robin Gourmet Burgers, Inc.	48,004	2,213
bebe stores, Inc.	88,535	2,194
* Aztar Corp.	40,758	2,161
^* Charter Communications, Inc.	1,338,794	2,035
CBRL Group, Inc.	49,733	2,011
* Charlotte Russe Holding Inc.	72,209	1,989
* Keystone Automotive Industries, Inc.	51,897	1,973
Catalina Marketing Corp.	70,734	1,945
* The Warnaco Group, Inc.	98,577	1,906
* Texas Roadhouse, Inc.	154,905	1,902
* Tempur-Pedic International Inc.	109,040	1,872
* 99 Cents Only Stores	156,567	1,852
^* Blue Nile Inc.	50,284	1,828
* California Pizza Kitchen, Inc.	60,725	1,818
* Jos. A. Bank Clothiers, Inc.	58,101	1,741
* Bally Technologies Inc.	98,388	1,732
* Champion Enterprises, Inc.	245,813	1,696
* Hot Topic, Inc.	142,257	1,585
Fred's, Inc.	122,421	1,545
Big 5 Sporting Goods Corp.	65,885	1,502
* MarineMax, Inc.	57,402	1,461
The Pep Boys (Manny, Moe & Jack)	113,522	1,459
* Steak n Shake Co.	86,028	1,453
Ambassadors Group, Inc.	49,898	1,411
* DSW Inc. Class A	44,274	1,395
* AFC Enterprises, Inc.	96,312	1,391
* Fleetwood Enterprises, Inc.	205,863	1,385
* Entravision Communications Corp.	183,717	1,367
* Mediacom Communications Corp.	189,487	1,349
* Retail Ventures, Inc.	86,912	1,339
* Drew Industries, Inc.	52,033	1,314
* RC2 Corp.	39,091	1,311
* Zumiez Inc.	48,429	1,308
* Alderwoods Group, Inc.	65,397	1,297
* CKX, Inc.	104,115	1,296
* Universal Technical Institute Inc.	72,383	1,295
Monro Muffler Brake, Inc.	38,069	1,295
^ Pre-Paid Legal Services, Inc.	32,456	1,288
* Emmis Communications, Inc.	104,013	1,274
* Stamps.com Inc.	65,496	1,248
* Isle of Capri Casinos, Inc.	58,116	1,224
* Skechers U.S.A., Inc.	51,974	1,222
* Morningstar, Inc.	32,853	1,212
* Vertrue Inc.	30,169	1,186
* Hovnanian Enterprises Inc. Class A	39,668	1,164
* Blount International, Inc.	113,431	1,137
* Meritage Corp.	27,053	1,126
^* Build-A-Bear-Workshop, Inc.	49,366	1,124
* ValueVision Media, Inc.	96,576	1,119
^ Brookfield Homes Corp.	39,174	1,103
* Harris Interactive Inc.	178,921	1,091
Warner Music Group Corp.	41,710	1,082
* Trump Entertainment Resorts, Inc.	63,008	1,069
* BJ's Restaurants Inc.	48,044	1,058
* Ruth's Chris Steak House	55,749	1,049
* Interface, Inc.	80,243	1,034
^* Avatar Holding, Inc.	17,194	1,016
* Great Wolf Resorts, Inc.	82,713	989
* GSI Commerce, Inc.	64,935	964
^ Martha Stewart Living Omnimedia, Inc.	53,169	944
^* Krispy Kreme Doughnuts, Inc.	116,136	941
* New York & Co., Inc.	71,364	933
^* True Religion Apparel, Inc.	44,003	929
* Denny's Corp.	266,224	908
^* Leapfrog Enterprises, Inc.	107,743	854
^* Citi Trends Inc.	23,890	825
* Volcom, Inc.	35,317	796
^* Six Flags, Inc.	151,753	794
^* Overstock.com, Inc.	42,914	752
* MTR Gaming Group Inc.	75,203	706
^* West Marine, Inc.	48,163	674
* Directed Electronics Inc.	44,049	665
* Playboy Enterprises, Inc. Class B	68,610	646
^* iRobot Corp.	30,255	607
* Spanish Broadcasting System, Inc.	129,157	564
* Core-Mark Holding Co., Inc.	17,645	553
Dover Downs Gaming & Entertainment, Inc.	42,955	522
* PRIMEDIA Inc.	342,128	520
^* Palm Harbor Homes, Inc.	32,982	493
* A.C. Moore Arts & Crafts, Inc.	25,500	485
Marine Products Corp.	48,788	474
* Lin TV Corp.	58,175	453
Salem Communications Corp.	36,536	413
^* Audible, Inc.	55,026	400
^* Conn's, Inc.	19,004	397
* 1-800-FLOWERS.COM, Inc.	72,415	381
* Multimedia Games Inc.	30,635	278
* Educate, Inc.	31,104	249
* Magna Entertainment Corp. Class A	46,766	219
Beasley Broadcast Group, Inc.	22,190	156
Triarc Cos., Inc. Class A	8,662	144
^* Escala Group, Inc.	22,723	124

;		459,643

Consumer Staples (2.5%)
Church & Dwight, Inc.	208,177	8,142
* Rite Aid Corp.	1,533,310	6,961
* Hansen Natural Corp.	205,206	6,665
* NBTY, Inc.	184,081	5,388
Flowers Foods, Inc.	178,255	4,791
* Herbalife Ltd.	124,431	4,714
* United Natural Foods, Inc.	129,127	4,002
* Central Garden and Pet Co.	69,891	3,373
Nu Skin Enterprises, Inc.	192,326	3,370
Casey's General Stores, Inc.	145,997	3,251
* Playtex Products, Inc.	143,307	1,920
* Chattem, Inc.	53,056	1,863
Andersons, Inc.	48,008	1,640
* Central European Distribution Corp.	68,838	1,612
^* USANA Health Sciences, Inc.	35,508	1,583
Seaboard Corp.	1,216	1,465
* Wild Oats Markets Inc.	88,216	1,426
* Peet's Coffee & Tea Inc.	44,464	1,112
Tootsie Roll Industries, Inc.	34,939	1,024
* Boston Beer Co., Inc. Class A	30,474	1,001
^ Mannatech, Inc.	52,005	922
* Smart & Final Inc.	46,087	787
The Great Atlantic & Pacific Tea Co., Inc.	20,732	499
* Revlon, Inc. Class A	368,328	416
Coca-Cola Bottling Co.	6,427	398

		68,325

Energy (9.6%)
* FMC Technologies Inc.	220,170	11,823
* Denbury Resources, Inc.	383,461	11,082
Range Resources Corp.	422,792	10,671
* Helix Energy Solutions Group, Inc.	278,697	9,308
Helmerich & Payne, Inc.	338,689	7,800
* Maverick Tube Corp.	119,056	7,718
* Todco Class A	199,041	6,887
Holly Corp.	158,848	6,883
St. Mary Land & Exploration Co.	184,063	6,757
* Superior Energy Services, Inc.	256,940	6,747
* Unit Corp.	141,536	6,506
Massey Energy Co.	263,958	5,527
* TETRA Technologies, Inc.	225,536	5,449
* Oceaneering International, Inc.	173,229	5,335
* Core Laboratories NV	82,752	5,280
Tidewater Inc.	115,718	5,114
* Petrohawk Energy Corp.	484,482	5,029
Foundation Coal Holdings, Inc.	146,673	4,748
* NS Group Inc.	72,354	4,670
^* Quicksilver Resources, Inc.	136,407	4,351
* Global Industries Ltd.	277,989	4,326
* Grey Wolf, Inc.	626,636	4,186
* Atwood Oceanics, Inc.	90,031	4,049
* Dresser Rand Group, Inc.	192,961	3,936
* W-H Energy Services, Inc.	94,812	3,932
* Hydrill Co.	65,957	3,698
^* Delta Petroleum Corp.	161,961	3,647
World Fuel Services Corp.	88,641	3,586
* Encore Acquisition Co.	144,512	3,517
* Oil States International, Inc.	127,676	3,511
Berry Petroleum Class A	122,264	3,443
* Hanover Compressor Co.	181,955	3,315
^* Cheniere Energy, Inc.	109,066	3,240
Frontier Oil Corp.	121,332	3,225
* Energy Partners, Ltd.	117,132	2,887
W&T Offshore, Inc.	96,321	2,814
* Veritas DGC Inc.	40,097	2,639
Cabot Oil & Gas Corp.	55,063	2,639
* Alpha Natural Resources, Inc.	167,304	2,637
* Atlas America, Inc.	58,088	2,479
Penn Virginia Corp.	38,971	2,471
^* Evergreen Energy, Inc.	235,090	2,471
* ATP Oil & Gas Corp.	62,929	2,325
* Parallel Petroleum Corp.	114,871	2,304
* Input/Output, Inc.	230,280	2,287
CARBO Ceramics Inc.	62,766	2,262
^* Bill Barrett Corp.	92,071	2,261
* Hornbeck Offshore Services, Inc.	66,130	2,215
Crosstex Energy, Inc.	24,646	2,208
* Dril-Quip, Inc.	31,354	2,122
* Petroleum Development Corp.	51,767	2,065
* Hercules Offshore, Inc.	61,443	1,908
* Comstock Resources, Inc.	69,114	1,876
* Carrizo Oil & Gas, Inc.	70,814	1,826
* Warren Resources Inc.	149,150	1,817
* PetroQuest Energy, Inc.	137,521	1,434
* Giant Industries, Inc.	16,480	1,338
RPC Inc.	72,952	1,336
* Pioneer Drilling Co.	103,993	1,335
* Goodrich Petroleum Corp.	44,079	1,328
^* McMoRan Exploration Co.	72,970	1,294
* International Coal Group, Inc.	295,821	1,248
* Basic Energy Services Inc.	48,802	1,191
Alon USA Energy, Inc.	37,631	1,110
^* Willbros Group, Inc.	65,781	1,027
^* Pacific Ethanol, Inc.	70,891	995
* Bois d'Arc Energy, Inc.	64,356	985
* Brigham Exploration Co.	138,747	939
^* SulphCo, Inc.	140,106	870
* Parker Drilling Co.	121,502	860
* Bronco Drilling Co., Inc.	44,413	781
^* Syntroleum Corp.	135,528	649
* Endeavor International Corp.	203,726	546
^* James River Coal Co.	51,219	540
^* GeoGlobal Resources Inc.	83,012	486
* Superior Well Services, Inc.	22,179	439

		258,540

Financials (6.7%)
^* Affiliated Managers Group, Inc.	100,799	10,091
Jones Lang LaSalle Inc.	115,200	9,847
* Nasdaq Stock Market Inc.	305,160	9,228
^ The First Marblehead Corp.	101,280	7,015
East West Bancorp, Inc.	176,001	6,971
* Investment Technology Group, Inc.	139,206	6,229
HCC Insurance Holdings, Inc.	179,221	5,893
International Securities Exchange, Inc.	116,397	5,458
Cathay General Bancorp	149,189	5,386
UCBH Holdings, Inc.	304,445	5,316
* SVB Financial Group	114,461	5,110
Taubman Co. REIT	110,462	4,907
National Financial Partners Corp.	108,398	4,448
Wintrust Financial Corp.	74,294	3,726
United Community Banks, Inc.	109,873	3,302
Equity Lifestyle Properties, Inc. REIT	72,145	3,298
Jefferies Group, Inc.	113,741	3,242
Greenhill & Co., Inc.	46,777	3,135
Boston Private Financial Holdings, Inc.	102,135	2,848
* Signature Bank	90,317	2,794
* GFI Group Inc.	49,909	2,759
PrivateBancorp, Inc.	58,006	2,652
Sterling Financial Corp.	73,524	2,384
* World Acceptance Corp.	53,165	2,338
* Move, Inc.	459,882	2,258
optionsXpress Holdings Inc.	80,154	2,235
Calamos Asset Management, Inc.	74,522	2,185
* Portfolio Recovery Associates, Inc.	48,620	2,133
Cascade Bancorp	54,406	2,043
* Knight Capital Group, Inc. Class A	111,893	2,036
* Argonaut Group, Inc.	65,469	2,032
LaSalle Hotel Properties REIT	45,044	1,952
Cash America International Inc.	47,674	1,863
Global Signal, Inc. REIT	36,592	1,851
* Ocwen Financial Corp.	121,735	1,814
* First Cash Financial Services, Inc.	87,883	1,810
* Nelnet, Inc.	58,505	1,798
Digital Realty Trust, Inc. REIT	49,828	1,561
Zenith National Insurance Corp.	37,393	1,492
* Investors Bancorp, Inc.	93,772	1,415
* Trammell Crow Co.	38,605	1,409
* Texas Capital Bancshares, Inc.	75,014	1,404
^* Western Alliance Bancorp	42,605	1,402
Bank of the Ozarks, Inc.	40,260	1,364
^* Tejon Ranch Co.	31,944	1,355
Old Second Bancorp, Inc.	39,448	1,182
S.Y. Bancorp, Inc.	39,589	1,175
Extra Space Storage Inc. REIT	67,125	1,162
CoBiz Inc.	50,630	1,158
* Tradestation Group Inc.	71,542	1,078
Mills Corp. REIT	63,647	1,064
Fremont General Corp.	74,404	1,041
Advanta Corp. Class B	27,425	1,012
^* Virginia Commerce Bancorp, Inc.	44,285	983
Wilshire Bancorp Inc.	50,812	967
Highland Hospitality Corp. REIT	67,108	962
* Accredited Home Lenders Holding Co.	26,071	937
Midwest Banc Holdings, Inc.	37,260	910
* Asset Acceptance Capital Corp.	54,074	879
^* MarketAxess Holdings, Inc.	76,065	796
Advance America Cash Advance Centers Inc.	51,311	740
* CompuCredit Corp.	23,780	718
* James River Group Inc.	24,353	715
* Navigators Group, Inc.	14,171	680
* Universal American Financial Corp.	39,724	638
NetBank, Inc.	97,538	590
Cohen & Steers, Inc.	17,660	572
^ Odyssey Re Holdings Corp.	15,616	528
* United PanAm Financial Corp.	33,447	518
Scottish Re Group Ltd.	45,283	492
* Encore Capital Group, Inc.	26,258	341
* First Acceptance Corp.	26,591	306
* Affordable Residential Communities REIT	30,269	293
* Primus Guaranty, Ltd.	22,195	269
Direct General Corp.	17,188	231
National Interstate Corp.	9,244	227
Advanta Corp. Class A	6,505	221

		179,174

Health Care (18.4%)
* Covance, Inc.	204,723	13,590
Dade Behring Holdings Inc.	252,591	10,144
* ResMed Inc.	242,854	9,775
* VCA Antech, Inc.	267,527	9,647
* IDEXX Laboratories Corp.	101,693	9,268
* Cerner Corp.	199,755	9,069
* Respironics, Inc.	234,027	9,036
* Cytyc Corp.	368,255	9,015
* Edwards Lifesciences Corp.	189,968	8,851
* Gen-Probe Inc.	166,110	7,789
PerkinElmer, Inc.	407,850	7,721
Cooper Cos., Inc.	136,116	7,282
* Pediatrix Medical Group, Inc.	156,142	7,120
^* OSI Pharmaceuticals, Inc.	183,250	6,877
* PDL BioPharma Inc.	350,217	6,724
Mentor Corp.	127,358	6,418
* Hologic, Inc.	146,821	6,390
* Sierra Health Services, Inc.	162,366	6,144
* Techne Corp.	120,551	6,131
Valeant Pharmaceuticals International	298,858	5,911
* WellCare Health Plans Inc.	104,190	5,900
* Andrx Group	237,982	5,814
Medicis Pharmaceutical Corp.	175,367	5,673
* Psychiatric Solutions, Inc.	161,991	5,522
STERIS Corp.	217,919	5,243
* Magellan Health Services, Inc.	119,203	5,078
* ICOS Corp.	199,677	5,004
Brookdale Senior Living Inc.	106,529	4,945
* Immucor Inc.	214,695	4,811
* Healthways, Inc.	105,575	4,709
* Affymetrix, Inc.	217,318	4,685
* Alkermes, Inc.	294,647	4,670
* Sunrise Senior Living, Inc.	146,115	4,364
* PSS World Medical, Inc.	217,535	4,349
* Illumina, Inc.	131,133	4,333
* MGI Pharma, Inc.	251,528	4,329
* Ventana Medical Systems, Inc.	105,667	4,314
^* Nektar Therapeutics	288,390	4,156
* American Medical Systems Holdings, Inc.	225,105	4,149
* Haemonetics Corp.	85,767	4,014
* Medarex, Inc.	373,680	4,013
* ArthroCare Corp.	84,180	3,945
* BioMarin Pharmaceutical Inc.	275,036	3,914
* Cubist Pharmaceuticals, Inc.	175,019	3,805
* United Therapeutics Corp.	72,093	3,788
* Kos Pharmaceuticals, Inc.	76,110	3,761
* Intermagnetics General Corp.	136,662	3,697
* United Surgical Partners International, Inc.	142,865	3,547
* Theravance, Inc.	129,059	3,490
* LifeCell Corp.	107,860	3,475
* Kyphon Inc.	92,696	3,469
* The Medicines Co.	153,367	3,460
* Allscripts Healthcare Solutions, Inc.	151,015	3,390
* Dionex Corp.	64,370	3,279
* Inverness Medical Innovations, Inc.	92,977	3,232
PolyMedica Corp.	74,224	3,178
* Myogen, Inc.	88,825	3,116
* Advanced Medical Optics, Inc.	77,450	3,063
* inVentiv Health, Inc.	93,809	3,005
^* Telik, Inc.	168,474	2,997
* Varian, Inc.	64,634	2,965
* Digene Corp.	67,187	2,899
* Adams Respiratory Therapeutics, Inc.	78,876	2,886
* HealthExtras, Inc.	97,966	2,773
Chemed Corp.	84,320	2,720
* Apria Healthcare Group Inc.	136,521	2,695
LCA-Vision Inc.	63,427	2,620
* Eclipsys Corp.	143,003	2,561
* ViroPharma Inc.	210,118	2,557
* Regeneron Pharmaceuticals, Inc.	158,547	2,488
* Biosite Inc.	52,752	2,439
* Per-Se Technologies, Inc.	106,739	2,432
* Wright Medical Group, Inc.	99,214	2,406
^* Onyx Pharmaceuticals, Inc.	133,295	2,305
* Centene Corp.	139,041	2,286
* K-V Pharmaceutical Co. Class A	96,330	2,283
* Palomar Medical Technologies, Inc.	53,360	2,252
* Applera Corp.-Celera Genomics Group	161,409	2,247
* Alexion Pharmaceuticals, Inc.	66,079	2,245
* Exelixis, Inc.	256,848	2,237
* Integra LifeSciences Holdings	59,624	2,235
^* Martek Biosciences Corp.	103,395	2,224
* Human Genome Sciences, Inc.	190,785	2,202
* AmSurg Corp.	95,793	2,132
* Thoratec Corp.	136,078	2,124
* Orthofix International NV	46,588	2,118
* AMN Healthcare Services, Inc.	88,886	2,111
* Bio-Rad Laboratories, Inc. Class A	29,296	2,072
^* Foxhollow Technologies Inc.	60,120	2,056
* Par Pharmaceutical Cos. Inc.	112,682	2,055
* Amedisys Inc.	51,490	2,043
* Myriad Genetics, Inc.	82,727	2,039
* Salix Pharmaceuticals, Ltd.	149,749	2,031
* The TriZetto Group, Inc.	131,435	1,990
^* CV Therapeutics, Inc.	178,236	1,986
* DJ Orthopedics Inc.	47,687	1,980
* Nuvelo, Inc.	108,359	1,976
* Align Technology, Inc.	172,138	1,959
* PAREXEL International Corp.	56,864	1,882
* Matria Healthcare, Inc.	67,560	1,877
* Noven Pharmaceuticals, Inc.	76,428	1,843
Arrow International, Inc.	57,782	1,838
* Adolor Corp.	131,260	1,821
* Pharmion Corp.	82,545	1,779
* Sciele Pharma, Inc.	91,048	1,715
^* SurModics, Inc.	48,346	1,698
Meridian Bioscience Inc.	71,458	1,680
^* AtheroGenics, Inc.	127,273	1,676
^* MannKind Corp.	87,860	1,669
* Conceptus, Inc.	94,156	1,666
* Arena Pharmaceuticals, Inc.	136,991	1,641
* Isis Pharmaceuticals, Inc.	223,175	1,602
* Molina Healthcare Inc.	45,033	1,592
* Greatbatch, Inc.	70,102	1,586
* Conor Medsystems, Inc.	65,880	1,553
* Genesis Healthcare Corp.	31,482	1,499
* SonoSite, Inc.	52,595	1,494
* PRA International	55,947	1,493
* Keryx Biopharmaceuticals, Inc.	125,195	1,481
* InterMune Inc.	86,722	1,424
* Neurocrine Biosciences, Inc.	121,885	1,310
* Dendrite International, Inc.	133,572	1,306
* Gentiva Health Services, Inc.	78,160	1,285
* ICU Medical, Inc.	26,943	1,225
* Connetics Corp.	110,516	1,205
* OraSure Technologies, Inc.	147,747	1,188
* Zymogenetics, Inc.	70,008	1,181
* IntraLase Corp.	59,816	1,179
National Healthcare Corp.	21,668	1,164
* Enzon Pharmaceuticals, Inc.	141,096	1,164
Sirona Dental Systems Inc.	34,476	1,135
^* Cyberonics, Inc.	64,694	1,134
* Zoll Medical Corp.	30,849	1,107
* Radiation Therapy Services, Inc.	37,217	1,088
* Symbion, Inc.	58,635	1,077
* Progenics Pharmaceuticals, Inc.	45,379	1,065
* Kensey Nash Corp.	35,251	1,032
^* eResearch Technology, Inc.	126,751	1,028
* Tanox, Inc.	86,674	1,024
* Symmetry Medical Inc.	67,473	1,018
^* ev3 Inc.	55,022	936
* ARIAD Pharmaceuticals, Inc.	200,910	876
* Aspect Medical Systems, Inc.	50,822	868
^* Geron Corp.	137,609	863
^* Encysive Pharmaceuticals, Inc.	190,572	819
* Momenta Pharmaceuticals, Inc.	60,211	814
* Odyssey Healthcare, Inc.	55,374	785
* Diversa Corp.	91,091	731
^* Idenix Pharmaceuticals Inc.	72,117	700
^* New River Pharmaceuticals Inc.	26,962	694
* Bruker BioSciences Corp.	98,425	690
* Panacos Pharmaceuticals Inc.	138,507	687
Young Innovations, Inc.	18,736	674
* Incyte Corp.	149,161	631
* K-V Pharmaceutical Co. Class B	26,080	620
* Lexicon Genetics Inc.	157,018	592
* deCODE genetics, Inc.	105,298	579
* NPS Pharmaceuticals Inc.	149,268	569
* Nabi Biopharmaceuticals	96,361	557
* VistaCare, Inc.	53,104	552
* Enzo Biochem, Inc.	44,284	540
^* Coley Pharmaceutical Group	46,252	528
* Dendreon Corp.	115,303	515
* Rigel Pharmaceuticals, Inc.	49,559	509
Vital Signs, Inc.	8,883	503
* Molecular Devices Corp.	26,078	482
^* Cell Genesys, Inc.	85,207	389
* Alliance Imaging, Inc.	48,185	376
^* GTx, Inc.	40,051	370
* Maxygen Inc.	37,949	315
* Discovery Laboratories, Inc.	120,445	257
* Threshold Pharmaceuticals, Inc.	65,087	167
* NitroMed, Inc.	38,549	122

		494,951

Industrials (16.5%)
Roper Industries Inc.	279,707	12,514
Ametek, Inc.	228,283	9,942
* Thomas & Betts Corp.	201,057	9,592
* Stericycle, Inc.	135,336	9,445
Donaldson Co., Inc.	250,187	9,232
* Flowserve Corp.	182,002	9,207
* Wesco International, Inc.	155,831	9,043
The Manitowoc Co., Inc.	197,134	8,830
Graco, Inc.	220,534	8,614
* Foster Wheeler Ltd.	218,889	8,447
The Brink's Co.	155,809	8,267
* Covanta Holding Corp.	380,089	8,183
Landstar System, Inc.	189,904	8,109
Herman Miller, Inc.	213,695	7,311
JLG Industries, Inc.	342,544	6,786
* Copart, Inc.	232,786	6,562
* General Cable Corp.	162,608	6,213
* Armor Holdings, Inc.	108,226	6,205
MSC Industrial Direct Co., Inc. Class A	152,049	6,194
* American Commercial Lines Inc.	99,029	5,887
* Genlyte Group, Inc.	81,607	5,810
* Kansas City Southern	206,072	5,628
* Gardner Denver Inc.	167,520	5,542
Florida East Coast Industries, Inc. Class A	96,594	5,514
The Toro Co.	130,529	5,504
* Waste Connections, Inc.	143,381	5,436
* Navistar International Corp.	203,889	5,264
UTI Worldwide, Inc.	186,077	5,205
* Continental Airlines, Inc. Class B	183,675	5,200
* West Corp.	102,155	4,934
* Energy Conversion Devices, Inc.	125,747	4,658
^* JetBlue Airways Corp.	475,974	4,412
Actuant Corp.	87,855	4,402
* Kirby Corp.	139,989	4,386
Bucyrus International, Inc.	101,573	4,309
* Hexcel Corp.	300,517	4,252
* IHS Inc. Class A	129,977	4,170
* Teledyne Technologies, Inc.	104,754	4,148
Wabtec Corp.	148,667	4,033
* Resources Connection, Inc.	147,321	3,947
Walter Industries, Inc.	91,176	3,891
* ESCO Technologies Inc.	83,067	3,824
* EGL, Inc.	104,270	3,800
* Acco Brands Corp.	163,734	3,645
* BE Aerospace, Inc.	162,076	3,418
* Navigant Consulting, Inc.	168,634	3,383
^ Simpson Manufacturing Co.	124,921	3,377
* Ceradyne, Inc.	82,062	3,372
Pacer International, Inc.	120,945	3,357
Mine Safety Appliances Co.	94,101	3,354
* Orbital Sciences Corp.	177,537	3,332
Heartland Express, Inc.	206,216	3,233
* Mobile Mini, Inc.	113,514	3,225
* Tetra Tech, Inc.	184,626	3,216
Forward Air Corp.	96,400	3,190
Knight Transportation, Inc.	179,675	3,045
Franklin Electric, Inc.	54,778	2,911
* Cenveo Inc.	154,161	2,901
* AirTran Holdings, Inc.	292,407	2,901
* Old Dominion Freight Line, Inc.	96,035	2,884
* The Advisory Board Co.	56,976	2,879
* Genesee & Wyoming Inc. Class A	120,757	2,804
* AAR Corp.	117,448	2,800
* Labor Ready, Inc.	175,668	2,798
* American Reprographics Co.	86,815	2,783
* Beacon Roofing Supply, Inc.	133,892	2,710
* Hub Group, Inc.	115,496	2,631
Administaff, Inc.	76,667	2,584
CLARCOR Inc.	83,476	2,545
Skywest, Inc.	97,410	2,388
* CoStar Group, Inc.	57,529	2,377
G & K Services, Inc. Class A	65,200	2,375
* Coinstar, Inc.	80,801	2,325
* Global Cash Access, Inc.	145,521	2,196
HNI Corp.	52,572	2,186
Freightcar America Inc.	40,438	2,143
Healthcare Services Group, Inc.	83,570	2,103
Rollins, Inc.	99,447	2,099
* GenCorp, Inc.	160,550	2,061
* Quanta Services, Inc.	119,298	2,011
* II-VI, Inc.	80,342	2,002
* EMCOR Group, Inc.	35,450	1,944
* Teletech Holdings Inc.	123,274	1,927
^* Encore Wire Corp.	52,465	1,851
* K&F Industries Holdings	95,525	1,794
* Clean Harbors Inc.	40,821	1,778
Albany International Corp.	55,506	1,766
* Williams Scotsman International Inc.	82,430	1,761
* Huron Consulting Group Inc.	44,806	1,756
* CRA International Inc.	36,386	1,734
* Amerco, Inc.	22,268	1,651
^* Medis Technology Ltd.	66,575	1,645
* FTI Consulting, Inc.	64,247	1,610
* Power-One, Inc.	221,672	1,605
Raven Industries, Inc.	52,493	1,575
* The Middleby Corp.	20,376	1,570
^* Evergreen Solar, Inc.	181,404	1,506
United Industrial Corp.	27,539	1,473
^* Taser International Inc.	189,592	1,452
* Infrasource Services Inc.	79,476	1,395
* Astec Industries, Inc.	55,147	1,393
* NCI Building Systems, Inc.	23,101	1,344
* Perini Corp.	63,425	1,324
* Kforce Inc.	108,490	1,294
^* American Science & Engineering, Inc.	26,407	1,281
Knoll, Inc.	62,689	1,266
* Kenexa Corp.	48,793	1,231
^ American Woodmark Corp.	36,207	1,220
The Greenbrier Cos., Inc.	40,984	1,189
TAL International Group, Inc.	52,825	1,120
ElkCorp	40,613	1,103
* ABX Air, Inc.	187,442	1,054
* Diamond Management and Technology Consultants, Inc.	94,383	1,051
* LECG Corp.	55,190	1,035
* Argon ST, Inc.	42,493	1,019
Horizon Lines Inc.	56,126	937
^* Trex Co., Inc.	38,512	930
* RBC Bearings Inc.	38,324	926
* Pike Electric Corp.	57,738	860
^* A.S.V., Inc.	57,137	852
* MTC Technologies, Inc.	33,188	798
^* Plug Power, Inc.	194,998	794
* Accuride Corp.	71,700	790
* Hudson Highland Group, Inc.	79,101	775
* Builders FirstSource, Inc.	49,548	755
* Heidrick & Struggles International, Inc.	20,766	748
* Insituform Technologies Inc. Class A	30,663	744
^* FuelCell Energy, Inc.	92,519	704
* Griffon Corp.	28,608	683
Vicor Corp.	58,636	677
* GrafTech International Ltd.	111,147	649
^* TurboChef Technologies, Inc.	46,061	640
HEICO Corp.	14,887	511
^* Ionatron Inc.	101,005	486
* ExpressJet Holdings, Inc.	52,204	345

		442,717

Information Technology (22.5%)
Global Payments Inc.	217,912	9,590
* salesforce.com, Inc.	251,529	9,025
* Mettler-Toledo International Inc.	131,273	8,684
* Atmel Corp.	1,410,844	8,522
* Trimble Navigation Ltd.	175,900	8,281
* Agere Systems Inc.	545,821	8,149
* Cypress Semiconductor Corp.	449,837	7,994
MoneyGram International, Inc.	272,905	7,931
Fair Isaac, Inc.	210,224	7,688
* F5 Networks, Inc.	130,537	7,012
* Polycom, Inc.	281,056	6,894
* Hyperion Solutions Corp.	190,771	6,578
Acxiom Corp.	265,354	6,544
* Digital River, Inc.	127,336	6,509
* Parametric Technology Corp.	358,779	6,264
* MICROS Systems, Inc.	125,135	6,122
* THQ Inc.	205,551	5,996
* Interdigital Communications Corp.	175,489	5,984
* FormFactor Inc.	140,040	5,900
* Foundry Networks, Inc.	445,759	5,862
* FLIR Systems, Inc.	211,460	5,743
Jack Henry & Associates Inc.	253,576	5,520
* Cymer, Inc.	125,079	5,492
* TIBCO Software Inc.	610,051	5,478
* CACI International, Inc.	98,486	5,418
ADTRAN Inc.	222,545	5,306
Reynolds & Reynolds Class A	133,450	5,273
* ValueClick, Inc.	280,682	5,204
* Tessera Technologies, Inc.	149,536	5,201
^* Cree, Inc.	248,412	4,996
FactSet Research Systems Inc.	101,913	4,950
* aQuantive, Inc.	208,443	4,924
National Instruments Corp.	179,597	4,910
* Rambus Inc.	281,501	4,909
* WebEx Communications, Inc.	122,108	4,765
* Avocent Corp.	156,898	4,726
* Silicon Laboratories Inc.	152,158	4,720
* Avid Technology, Inc.	129,331	4,710
* RF Micro Devices, Inc.	616,197	4,671
* ANSYS, Inc.	104,783	4,629
* Itron, Inc.	81,753	4,562
* Equinix, Inc.	73,698	4,429
* CNET Networks, Inc.	458,860	4,396
* Intermec, Inc.	162,660	4,288
* Transaction Systems Architects, Inc.	120,463	4,134
* j2 Global Communications, Inc.	152,017	4,130
* Sonus Networks, Inc.	772,525	4,063
* Microsemi Corp.	213,029	4,016
* PMC Sierra Inc.	665,194	3,951
* Macrovision Corp.	166,585	3,946
* RealNetworks, Inc.	361,256	3,833
* SRA International, Inc.	126,280	3,796
^* SiRF Technology Holdings, Inc.	157,307	3,774
* VeriFone Holdings, Inc.	131,262	3,748
* Ciena Corp.	135,300	3,687
* Fairchild Semiconductor International, Inc.	196,058	3,666
* Intergraph Corp.	85,197	3,653
* Trident Microsystems, Inc.	156,244	3,634
* eFunds Corp.	149,824	3,623
* Informatica Corp.	263,387	3,579
^* Nuance Communications, Inc.	433,659	3,543
* Kronos, Inc.	103,105	3,515
* ATMI, Inc.	120,671	3,508
* Rogers Corp.	56,184	3,469
* Coherent, Inc.	99,875	3,462
* Varian Semiconductor Equipment Associates, Inc.	92,074	3,379
* Websense, Inc.	154,608	3,341
* Silicon Image, Inc.	262,496	3,339
* Global Imaging Systems, Inc.	150,237	3,316
* MicroStrategy Inc.	32,493	3,309
^* Take-Two Interactive Software, Inc.	230,583	3,288
* Quest Software, Inc.	229,021	3,270
* Digital Insight Corp.	111,361	3,265
* Insight Enterprises, Inc.	155,686	3,209
* Synopsys, Inc.	162,227	3,199
* EarthLink, Inc.	429,906	3,125
* Wright Express Corp.	129,687	3,120
* Conexant Systems, Inc.	1,548,487	3,097
* FileNet Corp.	88,217	3,073
* Komag, Inc.	94,144	3,009
* Rofin-Sinar Technologies Inc.	49,489	3,007
* Semtech Corp.	233,062	2,974
^* UTStarcom, Inc.	330,836	2,935
* Openwave Systems Inc.	303,991	2,845
* Diodes Inc.	65,874	2,844
* Plexus Corp.	147,528	2,833
* Digitas Inc.	291,358	2,803
* 3Com Corp.	630,581	2,781
* Applied Micro Circuits Corp.	953,226	2,755
* Skyworks Solutions, Inc.	516,631	2,681
* Wind River Systems Inc.	248,057	2,657
Plantronics, Inc.	151,288	2,652
* Advent Software, Inc.	72,803	2,636
^* Finisar Corp.	723,701	2,627
* Tekelec	194,967	2,527
* Gartner, Inc. Class A	143,363	2,522
* ScanSource, Inc.	82,236	2,494
* Euronet Worldwide, Inc.	101,248	2,486
* Opsware, Inc.	273,959	2,468
* Comtech Telecommunications Corp.	73,521	2,462
* OmniVision Technologies, Inc.	171,287	2,444
Blackbaud, Inc.	111,143	2,444
* Redback Networks Inc.	175,776	2,440
Talx Corp.	98,903	2,425
* ON Semiconductor Corp.	407,799	2,398
* Brightpoint, Inc.	163,226	2,321
* Dolby Laboratories Inc.	116,216	2,307
* Cabot Microelectronics Corp.	78,113	2,251
* DSP Group Inc.	97,672	2,232
Cognex Corp.	87,955	2,222
* NETGEAR, Inc.	106,643	2,196
* Brocade Communications Systems, Inc.	307,874	2,174
* Palm, Inc.	149,028	2,170
* Keane, Inc.	150,354	2,167
Quality Systems, Inc.	55,592	2,156
* CommScope, Inc.	65,400	2,149
* Manhattan Associates, Inc.	88,390	2,134
* Blackboard Inc.	80,326	2,129
* Epicor Software Corp.	158,808	2,082
Daktronics, Inc.	99,988	2,069
* ManTech International Corp.	58,888	1,944
* Micrel, Inc.	202,113	1,938
MTS Systems Corp.	58,817	1,902
* Witness Systems, Inc.	107,777	1,889
* Open Solutions Inc.	65,365	1,883
* ViaSat, Inc.	74,990	1,881
* Cogent Inc.	136,676	1,877
* Synaptics Inc.	76,402	1,862
* InfoSpace, Inc.	100,269	1,849
Gevity HR, Inc.	80,290	1,829
* Sykes Enterprises, Inc.	89,051	1,812
* Atheros Communications	99,657	1,807
* Photronics Inc.	126,951	1,794
* Amkor Technology, Inc.	341,633	1,763
* Harmonic, Inc.	239,149	1,758
* FEI Co.	82,015	1,731
* Progress Software Corp.	66,094	1,718
* Hittite Microwave Corp.	38,368	1,707
* Altiris, Inc.	79,462	1,676
* DealerTrack Holdings Inc.	74,464	1,646
* The Ultimate Software Group, Inc.	69,250	1,629
^ Heartland Payment Systems, Inc.	62,251	1,619
* Kulicke & Soffa Industries, Inc.	183,039	1,618
* Rackable Systems Inc.	58,046	1,589
* TTM Technologies, Inc.	134,658	1,575
* Sapient Corp.	281,108	1,532
* Exar Corp.	114,672	1,524
* CMGI Inc.	1,413,302	1,498
* SPSS, Inc.	59,089	1,473
* Kanbay International Inc.	70,178	1,443
* Mattson Technology, Inc.	169,059	1,403
* Verint Systems Inc.	46,610	1,401
* Dycom Industries, Inc.	64,833	1,394
* Lionbridge Technologies, Inc.	182,649	1,394
* Tyler Technologies, Inc.	107,457	1,389
* CSG Systems International, Inc.	51,148	1,352
* Concur Technologies, Inc.	92,464	1,345
* webMethods, Inc.	175,308	1,341
* AMIS Holdings Inc.	141,123	1,339
^* Spansion Inc. Class A	77,071	1,285
* Littelfuse, Inc.	36,079	1,252
* Netlogic Microsystems Inc.	48,646	1,234
* Silicon Storage Technology, Inc.	298,864	1,231
* DTS Inc.	56,682	1,201
* Agile Software Corp.	183,718	1,200
* Sonic Solutions, Inc.	78,606	1,198
^* Marchex, Inc.	78,044	1,197
* TriQuint Semiconductor, Inc.	225,380	1,172
* Excel Technology, Inc.	38,753	1,147
* Covansys Corp.	66,354	1,137
* Bankrate, Inc.	40,590	1,078
* Ixia	118,901	1,059
* TNS Inc.	69,614	1,048
* S1 Corp.	217,569	1,003
* Ultratech, Inc.	73,466	979
* Secure Computing Corp.	153,227	970
* Packeteer, Inc.	112,313	967
infoUSA Inc.	115,618	960
* Magma Design Automation, Inc.	102,777	935
* Cirrus Logic, Inc.	126,932	925
* Ariba, Inc.	120,268	901
* Veeco Instruments, Inc.	44,064	888
^* Universal Display Corp.	80,113	884
* Novatel Wireless, Inc.	90,562	872
* Extreme Networks, Inc.	237,204	861
* L-1 Identity Solutions Inc.	65,716	858
^* iPass Inc.	178,738	836
* eSPEED, Inc. Class A	88,700	816
* OpenTV Corp.	286,052	815
^* Multi-Fineline Electronix, Inc.	31,554	801
* Ditech Networks Inc.	103,781	800
* InterVoice, Inc.	124,148	787
* Echelon Corp.	95,571	786
* Kopin Corp.	221,416	742
* IXYS Corp.	88,137	739
* Metrologic Instruments, Inc.	40,374	733
* Checkpoint Systems, Inc.	44,361	733
* Photon Dynamics, Inc.	54,995	730
* NetRatings, Inc.	51,188	728
* Ikanos Communications, Inc.	61,159	720
* Blue Coat Systems, Inc.	39,819	717
* PDF Solutions, Inc.	64,485	707
* Asyst Technologies, Inc.	102,016	690
* Advanced Analogic Technologies, Inc.	119,509	656
* RightNow Technologies Inc.	41,576	649
* EPIQ Systems, Inc.	43,614	642
Syntel, Inc.	26,526	601
* FalconStor Software, Inc.	77,784	598
* Jupitermedia Corp.	68,215	591
* Adaptec, Inc.	129,294	570
* Presstek, Inc.	103,625	559
* SigmaTel Inc.	107,010	501
* LTX Corp.	99,216	497
* JDA Software Group, Inc.	31,299	483
Cohu, Inc.	24,221	432
* Forrester Research, Inc.	16,018	421
^ Renaissance Learning, Inc.	28,945	414
* Ness Technologies Inc.	23,760	317
* PortalPlayer Inc.	28,003	316
* Ulticom, Inc.	21,227	221
* Westell Technologies, Inc.	90,054	188
* MRO Software Inc.	51	1

		604,820

Materials (3.8%)
* Crown Holdings, Inc.	540,177	10,047
Scotts Miracle-Gro Co.	151,698	6,749
* Titanium Metals Corp.	261,147	6,602
* Nalco Holding Co.	345,199	6,393
Reliance Steel & Aluminum Co.	193,921	6,233
Florida Rock Industries, Inc.	158,882	6,150
Eagle Materials, Inc.	162,391	5,469
Airgas, Inc.	145,531	5,264
* Chaparral Steel Co.	148,204	5,048
* AK Steel Corp.	354,255	4,301
* Coeur d'Alene Mines Corp.	895,453	4,218
* Headwaters Inc.	136,373	3,184
Greif Inc. Class A	37,242	2,983
^* W.R. Grace & Co.	207,543	2,752
* Hercules, Inc.	173,836	2,741
^ Cleveland-Cliffs Inc.	71,103	2,710
Steel Dynamics, Inc.	49,411	2,493
* Symyx Technologies, Inc.	108,836	2,306
* Hecla Mining Co.	383,895	2,204
^* Apex Silver Mines Ltd.	116,282	1,937
^ Royal Gold, Inc.	64,310	1,745
Deltic Timber Corp.	33,955	1,618
* RTI International Metals, Inc.	36,751	1,602
Quanex Corp.	42,948	1,303
NewMarket Corp.	22,247	1,294
* Stillwater Mining Co.	131,902	1,108
Silgan Holdings, Inc.	27,399	1,029
* Terra Industries, Inc.	107,873	832
Metal Management, Inc.	27,781	773
* Graphic Packaging Corp.	209,212	766
^ American Vanguard Corp.	50,012	700
Myers Industries, Inc.	29,728	505

		103,059

Telecommunication Services (2.2%)
^* Level 3 Communications, Inc.	3,211,528	17,182
* Leap Wireless International, Inc.	147,920	7,173
* SBA Communications Corp.	283,436	6,896
* NeuStar, Inc. Class A	208,475	5,785
* Time Warner Telecom Inc.	247,411	4,703
* Dobson Communications Corp.	485,110	3,405
* Cincinnati Bell Inc.	516,995	2,492
* Broadwing Corp.	164,183	2,072
* General Communication, Inc.	147,557	1,828
* Cbeyond Inc.	60,050	1,648
^* Covad Communications Group, Inc.	899,000	1,340
* Syniverse Holdings Inc.	76,955	1,154
^* Fibertower Corp.	99,806	943
* @ Road, Inc.	128,799	752
* Cogent Communications Group, Inc.	55,350	642
^* InPhonic, Inc.	57,380	454
Centennial Communications Corp. Class A	84,874	452

		58,921

Utilities (0.2%)
^ Aqua America, Inc.	212,392	4,660
Ormat Technologies Inc.	39,991	1,309

		5,969

Total Common Stocks
(Cost $2,356,093)		2,676,119

Temporary Cash Investments (5.8%)

Money Market Fund (5.8%)

1 Vanguard Market Liquidity Fund, 5.306%	156,736,420	156,736

	Face
	Amount
	($000)

U.S. Government Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.198%, 1/3/07	500	493

Total Temporary Cash Investments
(Cost $157,230)		157,229

Total Investments (105.3%)
(Cost $2,513,323)		2,833,348

Other Assets and Liabilities - Net (-5.3%)		(142,782)

Net Assets (100%)		2,690,566

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $493,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $2,513,323,000. Net unrealized appreciation of investment securities for tax purposes was $320,025,000, consisting of unrealized gains of $475,436,000 on securities that had risen in value since their purchase and $155,411,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	36	13,178	218

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Large-Cap Index Fund
Schedule of Investments
September 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (10.7%)
Time Warner, Inc.	256,409	4,674
Home Depot, Inc.	126,470	4,587
The Walt Disney Co.	127,606	3,944
McDonald's Corp.	76,296	2,985
* Comcast Corp. Class A	79,280	2,921
Target Corp.	50,217	2,774
Lowe's Cos., Inc.	90,223	2,532
News Corp., Class A	112,535	2,211
* Comcast Corp. Special Class A	45,245	1,665
* Starbucks Corp.	46,972	1,599
Federated Department Stores, Inc.	33,777	1,460
* Viacom Inc. Class B	38,278	1,423
Best Buy Co., Inc.	25,284	1,353
Carnival Corp.	27,317	1,285
The McGraw-Hill Cos., Inc.	21,843	1,268
* Kohl's Corp.	18,720	1,215
CBS Corp.	41,161	1,159
Staples, Inc.	44,408	1,080
Harley-Davidson, Inc.	16,473	1,034
NIKE, Inc. Class B	11,283	989
J.C. Penney Co., Inc. (Holding Co.)	14,330	980
Omnicom Group Inc.	10,425	976
General Motors Corp.	27,740	923
Ford Motor Co.	110,367	893
Yum! Brands, Inc.	16,593	864
International Game Technology	20,674	858
Johnson Controls, Inc.	11,896	853
* DIRECTV Group, Inc.	43,130	849
Clear Channel Communications, Inc.	29,248	844
* Sears Holdings Corp.	5,335	843
* Liberty Media Corp. -Interactive A	41,004	836
Gannett Co., Inc.	14,529	826
Marriott International, Inc. Class A	21,364	826
* Coach, Inc.	23,611	812
TJX Cos., Inc.	28,027	786
Starwood Hotels & Resorts Worldwide, Inc.	13,313	761
Harrah's Entertainment, Inc.	10,762	715
* Office Depot, Inc.	17,551	697
News Corp., Class B	33,266	687
* Liberty Media Corp. -Capital Series A	8,177	683
The Gap, Inc.	35,700	677
Fortune Brands, Inc.	8,988	675
* Bed Bath & Beyond, Inc.	17,200	658
Hilton Hotels Corp.	22,378	623
* Amazon.com, Inc.	19,116	614
Limited Brands, Inc.	21,824	578
Nordstrom, Inc.	12,977	549
Wendy's International, Inc.	7,128	478
Newell Rubbermaid, Inc.	16,849	477
Mattel, Inc.	23,703	467
Genuine Parts Co.	10,594	457
* Las Vegas Sands Corp.	6,552	448
* Univision Communications Inc.	12,987	446
* Apollo Group, Inc. Class A	8,945	440
NTL Inc.	16,733	426
Pulte Homes, Inc.	13,285	423
H & R Block, Inc.	19,057	414
* EchoStar Communications Corp. Class A	12,576	412
D. R. Horton, Inc.	17,166	411
Whirlpool Corp.	4,803	404
Sherwin-Williams Co.	7,115	397
Eastman Kodak Co.	17,460	391
Centex Corp.	7,410	390
VF Corp.	5,325	388
* IAC/InterActiveCorp	13,405	386
Abercrombie & Fitch Co.	5,417	376
Black & Decker Corp.	4,669	370
Darden Restaurants Inc.	8,551	363
* AutoZone Inc.	3,513	363
American Eagle Outfitters, Inc.	8,246	361
Garmin Ltd.	7,342	358
Lennar Corp. Class A	7,814	354
* Wyndham Worldwide Corp.	12,226	342
Tribune Co.	10,325	338
Michaels Stores, Inc.	7,600	331
Harman International Industries, Inc.	3,897	325
* MGM Mirage, Inc.	7,808	308
* Liberty Global, Inc. Class A	11,919	307
Royal Caribbean Cruises, Ltd.	7,805	303
^* Sirius Satellite Radio, Inc.	76,861	301
Cablevision Systems NY Group Class A	13,153	299
Tiffany & Co.	8,638	287
* Liberty Global, Inc. Series C	11,315	284
Leggett & Platt, Inc.	11,186	280
* Lamar Advertising Co. Class A	5,098	272
* CarMax, Inc.	6,434	268
Circuit City Stores, Inc.	10,681	268
* Interpublic Group of Cos., Inc.	26,633	264
Family Dollar Stores, Inc.	8,916	261
E.W. Scripps Co. Class A	5,373	258
Liz Claiborne, Inc.	6,336	250
Washington Post Co. Class B	336	248
Dollar General Corp.	18,127	247
* Mohawk Industries, Inc.	3,297	245
Polo Ralph Lauren Corp.	3,747	242
PetSmart, Inc.	8,610	239
Foot Locker, Inc.	9,385	237
* Chico's FAS, Inc.	10,854	234
* Expedia, Inc.	14,652	230
* Discovery Holding Co. Class A	15,582	225
Jones Apparel Group, Inc.	6,927	225
Hasbro, Inc.	9,835	224
Ross Stores, Inc.	8,740	222
The Stanley Works	4,431	221
KB Home	4,833	212
Advance Auto Parts, Inc.	6,412	211
* Wynn Resorts Ltd.	3,064	208
Brinker International, Inc.	5,115	205
* XM Satellite Radio Holdings, Inc.	15,611	201
BorgWarner, Inc.	3,505	200
* Toll Brothers, Inc.	7,102	199
ServiceMaster Co.	17,605	197
Williams-Sonoma, Inc.	6,044	196
* AutoNation, Inc.	9,283	194
New York Times Co. Class A	8,285	190
Station Casinos, Inc.	3,282	190
* Dollar Tree Stores, Inc.	6,024	187
Brunswick Corp.	5,728	179
* R.H. Donnelley Corp.	3,289	174
* NVR, Inc.	311	166
* Getty Images, Inc.	3,334	166
RadioShack Corp.	7,696	149
The McClatchy Co. Class A	3,359	142
Weight Watchers International, Inc.	3,092	137
* Career Education Corp.	5,989	135
OSI Restaurant Partners, Inc.	4,161	132
Boyd Gaming Corp.	3,373	130
Gentex Corp.	8,729	124
Dow Jones & Co., Inc.	3,200	107
* Urban Outfitters, Inc.	5,969	106
International Speedway Corp.	1,749	87
Regal Entertainment Group Class A	3,286	65
* DreamWorks Animation SKG, Inc.	2,440	61

		86,479

Consumer Staples (9.0%)
The Procter & Gamble Co.	200,809	12,446
Altria Group, Inc.	127,767	9,781
Wal-Mart Stores, Inc.	153,015	7,547
PepsiCo, Inc.	101,142	6,601
The Coca-Cola Co.	129,786	5,799
Walgreen Co.	61,811	2,744
Anheuser-Busch Cos., Inc.	47,245	2,245
Colgate-Palmolive Co.	31,435	1,952
Kimberly-Clark Corp.	28,077	1,835
CVS Corp.	50,039	1,607
Costco Wholesale Corp.	28,806	1,431
Archer-Daniels-Midland Co.	35,950	1,362
Sysco Corp.	37,875	1,267
General Mills, Inc.	20,635	1,168
The Kroger Co.	42,017	972
H.J. Heinz Co.	20,479	859
Avon Products, Inc.	27,598	846
Safeway, Inc.	27,457	833
ConAgra Foods, Inc.	31,824	779
Kellogg Co.	15,669	776
Sara Lee Corp.	46,459	747
Reynolds American Inc.	10,858	673
The Clorox Co.	9,205	580
The Hershey Co.	10,228	547
UST, Inc.	9,925	544
Whole Foods Market, Inc.	8,529	507
Campbell Soup Co.	13,729	501
Kraft Foods Inc.	13,279	474
Bunge Ltd.	7,310	424
SuperValu Inc.	12,452	369
Loews Corp. -Carolina Group	6,570	364
* Constellation Brands, Inc. Class A	12,249	353
* Dean Foods Co.	8,245	346
Wm. Wrigley Jr. Co.	7,499	345
Coca-Cola Enterprises, Inc.	15,923	332
The Pepsi Bottling Group, Inc.	8,718	309
Estee Lauder Cos. Class A	7,371	297
Molson Coors Brewing Co. Class B	4,311	297
McCormick & Co., Inc.	7,274	276
* Energizer Holdings, Inc.	3,600	259
Alberto-Culver Co. Class B	4,880	247
Tyson Foods, Inc.	14,835	236
Brown-Forman Corp. Class B	2,849	218
Hormel Foods Corp.	4,595	165
* Smithfield Foods, Inc.	6,095	165
J.M. Smucker Co.	3,321	159
PepsiAmericas, Inc.	3,956	84
Wm. Wrigley Jr. Co. Class B	1,719	79

		72,747

Energy (9.3%)
ExxonMobil Corp.	370,203	24,841
Chevron Corp.	135,643	8,798
ConocoPhillips Co.	96,025	5,716
Schlumberger Ltd.	72,206	4,479
Occidental Petroleum Corp.	52,417	2,522
Valero Energy Corp.	37,664	1,939
Halliburton Co.	63,162	1,797
Marathon Oil Corp.	22,136	1,702
Devon Energy Corp.	25,613	1,617
* Transocean Inc.	19,899	1,457
Baker Hughes, Inc.	20,823	1,420
Apache Corp.	20,248	1,280
Anadarko Petroleum Corp.	27,189	1,192
EOG Resources, Inc.	14,852	966
* Weatherford International Ltd.	21,347	891
XTO Energy, Inc.	21,101	889
Williams Cos., Inc.	36,450	870
GlobalSantaFe Corp.	14,871	743
Chesapeake Energy Corp.	24,314	705
Kinder Morgan, Inc.	6,604	692
Hess Corp.	15,415	638
* National Oilwell Varco Inc.	10,678	625
Peabody Energy Corp.	16,200	596
BJ Services Co.	19,736	595
El Paso Corp.	42,556	580
* Nabors Industries, Inc.	18,931	563
Noble Corp.	8,410	540
Smith International, Inc.	13,023	505
Sunoco, Inc.	8,122	505
Noble Energy, Inc.	10,832	494
Murphy Oil Corp.	10,281	489
* Ultra Petroleum Corp.	9,493	457
ENSCO International, Inc.	9,378	411
CONSOL Energy, Inc.	11,294	358
* Cameron International Corp.	7,085	342
Pioneer Natural Resources Co.	7,951	311
* Grant Prideco, Inc.	8,075	307
* Southwestern Energy Co.	10,199	305
* Newfield Exploration Co.	7,903	305
Diamond Offshore Drilling, Inc.	3,927	284
* Pride International, Inc.	9,814	269
Patterson-UTI Energy, Inc.	10,543	251
Tesoro Petroleum Corp.	4,155	241
Arch Coal, Inc.	7,888	228
Rowan Cos., Inc.	6,667	211
Cimarex Energy Co.	5,122	180
Pogo Producing Co.	3,461	142
* CNX Gas Corp.	1,769	41

		75,289

Financials (22.3%)
Citigroup, Inc.	304,198	15,109
Bank of America Corp.	279,291	14,962
JPMorgan Chase & Co.	212,692	9,988
American International Group, Inc.	135,137	8,954
Wells Fargo & Co.	195,325	7,067
Wachovia Corp.	100,460	5,606
Morgan Stanley	59,065	4,306
Merrill Lynch & Co., Inc.	53,530	4,187
The Goldman Sachs Group, Inc.	23,836	4,032
American Express Co.	68,036	3,814
U.S. Bancorp	108,953	3,619
Fannie Mae	59,450	3,324
Freddie Mac	42,437	2,815
MetLife, Inc.	46,390	2,629
Washington Mutual, Inc.	58,432	2,540
The Allstate Corp.	36,959	2,318
Prudential Financial, Inc.	30,129	2,297
Lehman Brothers Holdings, Inc.	28,067	2,073
The St. Paul Travelers, Cos. Inc.	42,689	2,002
* Berkshire Hathaway Inc. Class B	523	1,660
The Bank of New York Co., Inc.	46,689	1,646
SunTrust Banks, Inc.	21,136	1,633
The Hartford Financial Services Group Inc.	18,592	1,613
BB&T Corp.	33,642	1,473
Capital One Financial Corp.	18,626	1,465
AFLAC Inc.	30,493	1,395
National City Corp.	37,371	1,368
The Chubb Corp.	25,401	1,320
PNC Financial Services Group	18,095	1,311
SLM Corp.	25,158	1,308
Countrywide Financial Corp.	37,081	1,299
State Street Corp.	20,337	1,269
Golden West Financial Corp.	16,031	1,238
Simon Property Group, Inc. REIT	13,560	1,229
Charles Schwab Corp.	67,061	1,200
Franklin Resources Corp.	11,144	1,178
Progressive Corp. of Ohio	45,773	1,123
Fifth Third Bancorp	28,852	1,099
ACE Ltd.	19,923	1,090
Lincoln National Corp.	17,225	1,069
Regions Financial Corp.	27,996	1,030
The Chicago Mercantile Exchange	2,120	1,014
Moody's Corp.	15,104	988
Mellon Financial Corp.	25,254	987
Bear Stearns Co., Inc.	6,996	980
Genworth Financial Inc.	27,815	974
KeyCorp	24,827	930
The Principal Financial Group, Inc.	16,934	919
Loews Corp.	23,855	904
Equity Residential REIT	17,846	903
Marsh & McLennan Cos., Inc.	32,008	901
Equity Office Properties Trust REIT	22,411	891
ProLogis REIT	14,986	855
Vornado Realty Trust REIT	7,790	849
North Fork Bancorp, Inc.	28,458	815
XL Capital Ltd. Class A	11,028	758
Legg Mason Inc.	7,423	749
T. Rowe Price Group Inc.	15,376	736
Archstone-Smith Trust REIT	13,041	710
Host Marriott Corp. REIT	30,061	689
Boston Properties, Inc. REIT	6,626	685
Marshall & Ilsley Corp.	13,890	669
Public Storage, Inc. REIT	7,686	661
Northern Trust Corp.	11,291	660
Ameriprise Financial, Inc.	13,464	631
General Growth Properties Inc. REIT	13,232	631
AmSouth Bancorp	21,127	614
Aon Corp.	17,524	594
CIT Group Inc.	12,181	592
Comerica, Inc.	9,991	569
Kimco Realty Corp. REIT	13,213	566
* E*TRADE Financial Corp.	23,452	561
Avalonbay Communities, Inc. REIT	4,534	546
Ambac Financial Group, Inc.	6,518	539
MBIA, Inc.	8,225	505
Zions Bancorp	6,223	497
Sovereign Bancorp, Inc.	22,887	492
M & T Bank Corp.	4,055	486
Cincinnati Financial Corp.	10,047	483
Synovus Financial Corp.	15,828	465
Hudson City Bancorp, Inc.	33,723	447
Safeco Corp.	7,319	431
Compass Bancshares Inc.	7,458	425
Fidelity National Financial, Inc.	10,169	424
Commerce Bancorp, Inc.	10,775	396
Everest Re Group, Ltd.	4,024	392
Torchmark Corp.	6,208	392
Plum Creek Timber Co. Inc. REIT	11,165	380
Developers Diversified Realty Corp. REIT	6,762	377
Assurant, Inc.	6,780	362
W.R. Berkley Corp.	10,024	355
UnumProvident Corp.	18,260	354
TD Ameritrade Holding Corp.	18,605	351
Huntington Bancshares Inc.	14,294	342
The Macerich Co. REIT	4,440	339
American Capital Strategies, Ltd.	8,332	329
Apartment Investment & Management Co. Class A REIT	5,952	324
MGIC Investment Corp.	5,376	322
Popular, Inc.	16,132	314
Duke Realty Corp. REIT	8,279	309
* Realogy Corp.	13,532	307
AMB Property Corp. REIT	5,448	300
Radian Group, Inc.	5,000	300
SL Green Realty Corp. REIT	2,669	298
Old Republic International Corp.	13,211	293
iStar Financial Inc. REIT	6,952	290
Regency Centers Corp. REIT	4,201	289
* CB Richard Ellis Group, Inc.	11,590	285
Mercantile Bankshares Corp.	7,673	278
First Horizon National Corp.	7,230	275
New York Community Bancorp, Inc.	16,226	266
Allied Capital Corp.	8,776	265
Health Care Properties Investors REIT	8,449	262
Leucadia National Corp.	9,966	261
Liberty Property Trust REIT	5,457	261
Janus Capital Group Inc.	12,856	254
A.G. Edwards & Sons, Inc.	4,719	251
United Dominion Realty Trust REIT	8,297	251
^* NYSE Group Inc.	3,345	250
Nuveen Investments, Inc. Class A	4,854	249
Axis Capital Holdings Ltd.	7,002	243
The St. Joe Co.	4,426	243
The PMI Group Inc.	5,451	239
Associated Banc-Corp	7,295	237
PartnerRe Ltd.	3,494	236
RenaissanceRe Holdings Ltd.	4,233	235
* Markel Corp.	562	231
White Mountains Insurance Group Inc.	455	225
Brown & Brown, Inc.	7,233	221
SEI Investments Co.	3,862	217
Forest City Enterprise Class A	3,992	217
Eaton Vance Corp.	7,501	216
First American Corp.	5,074	215
UnionBanCal Corp.	3,511	214
Hospitality Properties Trust REIT	4,512	213
Colonial BancGroup, Inc.	8,567	210
Weingarten Realty Investors REIT	4,871	210
TD Banknorth, Inc.	7,060	204
* AmeriCredit Corp.	7,890	197
TCF Financial Corp.	7,264	191
Protective Life Corp.	3,990	183
Trizec Properties, Inc. REIT	6,162	178
Federated Investors, Inc.	5,263	178
* Arch Capital Group Ltd.	2,787	177
CapitalSource Inc. REIT	6,838	177
Commerce Bancshares, Inc.	3,483	176
New Plan Excel Realty Trust REIT	6,491	176
Investors Financial Services Corp.	4,061	175
City National Corp.	2,597	174
Astoria Financial Corp.	5,587	172
Valley National Bancorp	6,731	172
Fulton Financial Corp.	10,473	170
* IntercontinentalExchange Inc.	2,200	165
Nationwide Financial Services, Inc.	3,378	162
* CBOT Holdings, Inc. Class A	1,309	158
Arthur J. Gallagher & Co.	5,833	156
People's Bank	3,379	134
Unitrin, Inc.	2,931	129
Mercury General Corp.	2,356	117
Transatlantic Holdings, Inc.	1,603	97
BlackRock, Inc.	616	92
Erie Indemnity Co. Class A	1,629	85
BOK Financial Corp.	1,411	74
Student Loan Corp.	240	46
Fidelity National Title Group, Inc. Class A	1,758	37

		179,480

Health Care (12.8%)
Pfizer Inc.	448,425	12,717
Johnson & Johnson	181,239	11,770
Merck & Co., Inc.	133,627	5,599
* Amgen, Inc.	72,190	5,164
Abbott Laboratories	93,406	4,536
Wyeth	82,416	4,190
UnitedHealth Group Inc.	82,384	4,053
Eli Lilly & Co.	62,240	3,548
Medtronic, Inc.	73,781	3,426
* WellPoint Inc.	38,990	3,004
Bristol-Myers Squibb Co.	119,808	2,986
* Genentech, Inc.	29,053	2,403
Schering-Plough Corp.	90,525	2,000
* Gilead Sciences, Inc.	27,823	1,911
Baxter International, Inc.	40,083	1,822
Cardinal Health, Inc.	25,551	1,680
Caremark Rx, Inc.	27,010	1,531
Aetna Inc.	34,630	1,370
HCA Inc.	22,504	1,123
* Medco Health Solutions, Inc.	18,422	1,107
* Genzyme Corp.	15,973	1,078
Becton, Dickinson & Co.	15,120	1,069
* Boston Scientific Corp.	71,669	1,060
Allergan, Inc.	9,385	1,057
* Zimmer Holdings, Inc.	15,213	1,027
* Forest Laboratories, Inc.	19,902	1,007
* Biogen Idec Inc.	21,015	939
McKesson Corp.	17,643	930
* Celgene Corp.	21,230	919
Stryker Corp.	17,420	864
CIGNA Corp.	7,329	852
* St. Jude Medical, Inc.	22,122	781
* Humana Inc.	10,101	668
Quest Diagnostics, Inc.	10,270	628
* Fisher Scientific International Inc.	7,612	596
AmerisourceBergen Corp.	12,779	578
* Express Scripts Inc.	7,616	575
* Coventry Health Care Inc.	9,806	505
* Laboratory Corp. of America Holdings	7,620	500
C.R. Bard, Inc.	6,301	473
Biomet, Inc.	14,348	462
* MedImmune Inc.	15,306	447
* Varian Medical Systems, Inc.	8,079	431
* Thermo Electron Corp.	10,023	394
Applera Corp.-Applied Biosystems Group	11,244	372
* DaVita, Inc.	6,338	367
* Hospira, Inc.	9,179	351
IMS Health, Inc.	12,134	323
* Sepracor Inc.	6,671	323
* Barr Pharmaceuticals Inc.	6,187	321
Omnicare, Inc.	7,408	319
* Health Net Inc.	7,103	309
Health Management Associates Class A	14,703	307
* Waters Corp.	6,381	289
* Amylin Pharmaceuticals, Inc.	6,407	282
DENTSPLY International Inc.	9,140	275
* Henry Schein, Inc.	5,419	272
Mylan Laboratories, Inc.	12,811	258
Manor Care, Inc.	4,922	257
* King Pharmaceuticals, Inc.	14,901	254
* Endo Pharmaceuticals Holdings, Inc.	7,683	250
* Cephalon, Inc.	3,807	235
* Triad Hospitals, Inc.	5,330	235
* Tenet Healthcare Corp.	28,813	235
Pharmaceutical Product Development, Inc.	6,366	227
* Patterson Cos	6,741	227
* Community Health Systems, Inc.	6,008	224
* Intuitive Surgical, Inc.	2,101	222
Beckman Coulter, Inc.	3,838	221
* Vertex Pharmaceuticals, Inc.	6,542	220
* Invitrogen Corp.	3,266	207
* Lincare Holdings, Inc.	5,926	205
* Millipore Corp.	3,265	200
Hillenbrand Industries, Inc.	3,415	195
* Emdeon Corp.	16,513	193
* Millennium Pharmaceuticals, Inc.	19,202	191
* Charles River Laboratories, Inc.	4,358	189
Universal Health Services Class B	3,031	182
Bausch & Lomb, Inc.	3,277	163
* Watson Pharmaceuticals, Inc.	5,971	156
* ImClone Systems, Inc.	3,996	113
* Kinetic Concepts, Inc.	3,103	98
* Abraxis Bioscience, Inc.	1,449	40

		103,087

Industrials (10.4%)
General Electric Co.	636,259	22,460
United Technologies Corp.	58,799	3,725
The Boeing Co.	46,494	3,666
Tyco International Ltd.	124,658	3,489
3M Co.	43,796	3,259
United Parcel Service, Inc.	40,022	2,879
Caterpillar, Inc.	40,736	2,680
Emerson Electric Co.	25,122	2,107
Honeywell International Inc.	48,149	1,969
Lockheed Martin Corp.	22,512	1,937
FedEx Corp.	17,765	1,931
Burlington Northern Santa Fe Corp.	22,334	1,640
General Dynamics Corp.	21,013	1,506
Union Pacific Corp.	15,668	1,379
Northrop Grumman Corp.	20,021	1,363
Illinois Tool Works, Inc.	29,156	1,309
Raytheon Co.	27,252	1,308
Waste Management, Inc.	33,429	1,226
Deere & Co.	14,380	1,207
Norfolk Southern Corp.	25,356	1,117
Danaher Corp.	14,967	1,028
CSX Corp.	27,178	892
PACCAR, Inc.	14,554	830
Southwest Airlines Co.	49,141	819
Ingersoll-Rand Co.	20,041	761
Masco Corp.	24,341	667
Textron, Inc.	7,185	629
Pitney Bowes, Inc.	13,559	602
Rockwell Automation, Inc.	10,311	599
Eaton Corp.	8,683	598
Dover Corp.	12,500	593
Expeditors International of Washington, Inc.	13,028	581
Rockwell Collins, Inc.	10,513	577
Parker Hannifin Corp.	7,379	574
L-3 Communications Holdings, Inc.	7,137	559
ITT Industries, Inc.	10,773	552
Precision Castparts Corp.	8,307	525
Cooper Industries, Inc. Class A	5,664	483
American Standard Cos., Inc.	11,170	469
C.H. Robinson Worldwide Inc.	10,091	450
R.R. Donnelley & Sons Co.	13,131	433
Fluor Corp.	5,369	413
Cintas Corp.	8,780	358
Cummins Inc.	2,890	345
Avery Dennison Corp.	5,665	341
Robert Half International, Inc.	9,957	338
Republic Services, Inc. Class A	8,372	337
Manpower Inc.	5,433	333
W.W. Grainger, Inc.	4,617	309
* The Dun & Bradstreet Corp.	4,097	307
Fastenal Co.	7,825	302
Goodrich Corp.	7,182	291
Equifax, Inc.	7,852	288
* AMR Corp.	12,451	288
Joy Global Inc.	7,525	283
* Terex Corp.	6,111	276
* Jacobs Engineering Group Inc.	3,601	269
* Monster Worldwide Inc.	7,184	260
* McDermott International, Inc.	5,916	247
Aramark Corp. Class B	7,456	245
Pall Corp.	7,549	233
American Power Conversion Corp.	10,565	232
Oshkosh Truck Corp.	4,517	228
The Corporate Executive Board Co.	2,413	217
SPX Corp.	3,640	195
* USG Corp.	4,048	190
* ChoicePoint Inc.	5,304	190
* Alliant Techsystems, Inc.	2,215	180
* Allied Waste Industries, Inc.	15,592	176
Pentair, Inc.	5,836	153
Hubbell Inc. Class B	3,181	152
J.B. Hunt Transport Services, Inc.	6,958	145
Avis Budget Group, Inc.	3,814	70

		83,569

Information Technology (15.3%)
Microsoft Corp.	542,405	14,824
* Cisco Systems, Inc.	373,573	8,592
International Business Machines Corp.	94,879	7,774
Intel Corp.	355,968	7,322
Hewlett-Packard Co.	170,740	6,264
* Google Inc.	13,161	5,289
* Oracle Corp.	261,162	4,633
* Apple Computer, Inc.	52,039	4,009
Motorola, Inc.	151,190	3,780
QUALCOMM Inc.	102,580	3,729
Texas Instruments, Inc.	95,231	3,166
* Dell Inc.	134,142	3,064
* Corning, Inc.	95,341	2,327
First Data Corp.	46,868	1,968
* Yahoo! Inc.	77,462	1,958
* eBay Inc.	64,684	1,834
* EMC Corp.	144,500	1,731
Automatic Data Processing, Inc.	35,357	1,674
Applied Materials, Inc.	84,956	1,506
* Adobe Systems, Inc.	36,728	1,375
* Symantec Corp.	63,853	1,359
Accenture Ltd.	35,676	1,131
* Sun Microsystems, Inc.	213,636	1,062
* Electronic Arts Inc.	18,526	1,032
* Xerox Corp.	56,179	874
* Broadcom Corp.	28,668	870
* Network Appliance, Inc.	22,979	850
* Agilent Technologies, Inc.	25,766	842
Electronic Data Systems Corp.	31,599	775
Paychex, Inc.	20,981	773
* Micron Technology, Inc.	44,298	771
Seagate Technology	32,492	750
* Advanced Micro Devices, Inc.	29,577	735
* Intuit, Inc.	20,217	649
Analog Devices, Inc.	21,992	646
* Lucent Technologies, Inc.	272,964	639
* SanDisk Corp.	11,903	637
* Cognizant Technology Solutions Corp.	8,597	637
* Freescale Semiconductor, Inc. Class B	16,469	626
CA, Inc.	25,756	610
* NVIDIA Corp.	20,436	605
Linear Technology Corp.	18,523	576
* Computer Sciences Corp.	11,429	561
* Marvell Technology Group Ltd.	28,665	555
Maxim Integrated Products, Inc.	19,672	552
KLA-Tencor Corp.	12,188	542
* Juniper Networks, Inc.	31,159	538
* Fiserv, Inc.	10,696	504
* Autodesk, Inc.	14,037	488
National Semiconductor Corp.	20,600	485
Xilinx, Inc.	21,030	462
* Flextronics International Ltd.	35,183	445
* NCR Corp.	11,107	439
Microchip Technology, Inc.	13,033	423
* Altera Corp.	21,874	402
* Citrix Systems, Inc.	11,076	401
* Akamai Technologies, Inc.	7,973	399
* MEMC Electronic Materials, Inc.	10,728	393
* LAM Research Corp.	8,569	388
* Lexmark International, Inc.	6,486	374
Harris Corp.	8,183	364
* Affiliated Computer Services, Inc. Class A	6,813	353
* BMC Software, Inc.	12,911	351
Amphenol Corp.	5,542	343
* BEA Systems, Inc.	22,572	343
* Freescale Semiconductor, Inc. Class A	8,432	321
Jabil Circuit, Inc.	10,879	311
* VeriSign, Inc.	14,984	303
* Cadence Design Systems, Inc.	17,337	294
* Avaya Inc.	25,289	289
* Tellabs, Inc.	26,124	286
* Iron Mountain, Inc.	6,495	279
* MasterCard, Inc. Class A	3,935	277
* Comverse Technology, Inc.	12,340	265
* Activision, Inc.	16,903	255
* Western Digital Corp.	13,479	244
* McAfee Inc.	9,855	241
CDW Corp.	3,897	240
* Alliance Data Systems Corp.	4,224	233
Symbol Technologies, Inc.	15,537	231
* JDS Uniphase Corp.	102,982	226
* Red Hat, Inc.	10,610	224
* Novellus Systems, Inc.	7,836	217
Intersil Corp.	8,584	211
* DST Systems, Inc.	3,368	208
* Arrow Electronics, Inc.	7,511	206
* Ceridian Corp.	9,028	202
* LSI Logic Corp.	24,285	200
* CheckFree Corp.	4,734	196
Sabre Holdings Corp.	8,125	190
* QLogic Corp.	9,729	184
* Compuware Corp.	23,451	183
* Solectron Corp.	56,001	183
Diebold, Inc.	4,103	179
Molex, Inc. Class A	5,034	166
* Ingram Micro, Inc. Class A	8,641	166
* Teradyne, Inc.	11,986	158
Fidelity National Information Services, Inc.	4,212	156
* International Rectifier Corp.	4,347	151
* Zebra Technologies Corp. Class A	4,184	150
Tektronix, Inc.	5,119	148
* Novell, Inc.	23,865	146
Molex, Inc.	3,571	139
* NAVTEQ Corp.	5,113	134
* Sanmina-SCI Corp.	31,762	119
* Unisys Corp.	20,986	119
* Hewitt Associates, Inc.	3,908	95
AVX Corp.	3,775	67
Total System Services, Inc.	2,414	55

		123,220

Materials (2.8%)
E.I. du Pont de Nemours & Co.	56,314	2,412
Dow Chemical Co.	58,896	2,296
Monsanto Co.	33,080	1,555
Alcoa Inc.	53,260	1,493
Newmont Mining Corp. (Holding Co.)	27,434	1,173
Praxair, Inc.	19,771	1,170
Phelps Dodge Corp.	12,527	1,061
Nucor Corp.	19,041	942
Weyerhaeuser Co.	15,069	927
International Paper Co.	26,459	916
Air Products & Chemicals, Inc.	13,695	908
PPG Industries, Inc.	10,112	678
Freeport-McMoRan Copper & Gold, Inc. Class B	11,535	614
Ecolab, Inc.	11,546	494
Vulcan Materials Co.	6,151	481
Rohm & Haas Co.	8,881	421
United States Steel Corp.	6,736	389
Lyondell Chemical Co.	13,634	346
Allegheny Technologies Inc.	5,266	327
Sigma-Aldrich Corp.	4,117	312
MeadWestvaco Corp.	11,122	295
Eastman Chemical Co.	5,068	274
Sealed Air Corp.	5,020	272
Temple-Inland Inc.	6,679	268
Ball Corp.	6,101	247
Ashland, Inc.	3,859	246
* Pactiv Corp.	8,636	245
Martin Marietta Materials, Inc.	2,768	234
Bemis Co., Inc.	6,345	208
Sonoco Products Co.	5,821	196
International Flavors & Fragrances, Inc.	4,718	187
* Smurfit-Stone Container Corp.	15,280	171
* Owens-Illinois, Inc.	9,343	144
* The Mosaic Co.	8,283	140
Chemtura Corp.	14,720	128
* Huntsman Corp.	6,183	113

		22,283

Telecommunication Services (3.4%)
AT&T Inc.	237,945	7,747
Verizon Communications Inc.	178,537	6,629
BellSouth Corp.	110,723	4,733
Sprint Nextel Corp.	174,409	2,991
Alltel Corp.	22,628	1,256
* American Tower Corp. Class A	25,749	940
* Qwest Communications International Inc.	97,975	854
* NII Holdings Inc.	8,391	522
* Crown Castle International Corp.	13,154	464
Embarq Corp.	8,590	415
Windstream Corp.	28,953	382
Citizens Communications Co.	19,686	276
CenturyTel, Inc.	6,764	268
Telephone & Data Systems, Inc.	4,179	176
Telephone & Data Systems, Inc. - Special Common Shares	2,179	89
* U.S. Cellular Corp.	1,011	60

		27,802

Utilities (3.5%)
Exelon Corp.	40,986	2,481
Duke Energy Corp.	75,769	2,288
TXU Corp.	26,502	1,657
Dominion Resources, Inc.	21,253	1,626
Southern Co.	45,416	1,565
FirstEnergy Corp.	20,134	1,125
FPL Group, Inc.	23,456	1,056
Entergy Corp.	12,724	995
Public Service Enterprise Group, Inc.	15,389	942
PG&E Corp.	21,558	898
American Electric Power Co., Inc.	24,185	880
* AES Corp.	40,182	819
Edison International	18,940	789
PPL Corp.	23,187	763
Consolidated Edison Inc.	15,684	725
Sempra Energy	14,272	717
Progress Energy, Inc.	14,664	665
Ameren Corp.	12,542	662
Constellation Energy Group, Inc.	10,917	646
Xcel Energy, Inc.	24,783	512
DTE Energy Co.	10,871	451
KeySpan Corp.	10,666	439
Questar Corp.	5,269	431
* Mirant Corp.	15,755	430
* Allegheny Energy, Inc.	9,964	400
NiSource, Inc.	16,688	363
* NRG Energy, Inc.	7,979	361
Wisconsin Energy Corp.	7,149	308
Pepco Holdings, Inc.	11,671	282
Pinnacle West Capital Corp.	6,093	274
SCANA Corp.	6,686	269
ONEOK, Inc.	6,831	258
Alliant Energy Corp.	7,152	256
CenterPoint Energy Inc.	17,130	245
Equitable Resources, Inc.	6,967	244
* Reliant Energy, Inc.	18,786	231
NSTAR	6,604	220
MDU Resources Group, Inc.	9,811	219
Energy East Corp.	8,939	212
DPL Inc.	7,365	200
TECO Energy, Inc.	12,563	197

		28,101

Total Common Stocks
(Cost $744,144)		802,057

Temporary Cash Investments (1.0%)

Money Market Fund (1.0%)

1 Vanguard Market Liquidity Fund, 5.306%	7,582,144	7,582

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)

2 Federal National Mortgage Assn
3 5.179%, 10/16/06	300	299

Total Temporary Cash Investments
(Cost $7,882)		7,881

Total Investments (100.5%)
(Cost $752,026)		809,938

Other Assets and Liabilities -Net (-0.5%)		(3,677)

Net Assets (100%)		806,261

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $299,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2006, the cost of investment securities for tax purposes was $752,026,000. Net unrealized appreciation of investment securities for tax purposes was $57,912,000, consisting of unrealized gains of $74,268,000 on securities that had risen in value since their purchase and $16,356,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	12	4,036	78
E-mini S&P 500	8	538	14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 17, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.